UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000	Bethesda, MD	20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	September 30, 2010
(unaudited)

	Shares	Value

Common Stocks (77.5%)
3M Co. (Miscellaneous Manufacturing)	4,648	$403,028
Abbott Laboratories (Pharmaceuticals)	9,960	520,310
Abercrombie & Fitch Co. - Class A (Retail)	581	22,845
ACE, Ltd. (Insurance)	2,158	125,703
Adobe Systems, Inc.* (Software)	3,403	88,988
Advanced Micro Devices, Inc.* (Semiconductors)	3,652	25,966
Aetna, Inc. (Healthcare - Services)	2,656	83,956
AFLAC, Inc. (Insurance)	3,071	158,801
Agilent Technologies, Inc.* (Electronics)	2,241	74,782
Air Products & Chemicals, Inc. (Chemicals)	1,411	116,859
Airgas, Inc. (Chemicals)	498	33,839
AK Steel Holding Corp. (Iron/Steel)	747	10,316
Akamai Technologies, Inc.* (Internet)	1,162	58,309
Alcoa, Inc. (Mining)	6,640	80,410
Allegheny Energy, Inc. (Electric)	1,079	26,457
Allegheny Technologies, Inc. (Iron/Steel)	664	30,843
Allergan, Inc. (Pharmaceuticals)	1,992	132,528
Allstate Corp. (Insurance)	3,486	109,983
Altera Corp. (Semiconductors)	1,992	60,079
Altria Group, Inc. (Agriculture)	13,446	322,973
Amazon.com, Inc.* (Internet)	2,324	365,007
Ameren Corp. (Electric)	1,577	44,787
American Electric Power, Inc. (Electric)	3,071	111,262
American Express Co. (Diversified Financial Services)	6,723	282,568
American International Group, Inc.* (Insurance)	913	35,698
American Tower Corp.* (Telecommunications)	2,573	131,892
Ameriprise Financial, Inc. (Diversified Financial Services)	1,660	78,568
AmerisourceBergen Corp. (Pharmaceuticals)	1,826	55,985
Amgen, Inc.* (Biotechnology)	6,225	343,060
Amphenol Corp. - Class A (Electronics)	1,162	56,915
Anadarko Petroleum Corp. (Oil & Gas)	3,237	184,671
Analog Devices, Inc. (Semiconductors)	1,909	59,904
AON Corp. (Insurance)	1,743	68,169
Apache Corp. (Oil & Gas)	2,324	227,194
Apartment Investment and Management Co. - Class A (REIT)	747	15,971
Apollo Group, Inc. - Class A* (Commercial Services)	830	42,620
Apple Computer, Inc.* (Computers)	5,893	1,672,139
Applied Materials, Inc. (Semiconductors)	8,632	100,822
Archer-Daniels-Midland Co. (Agriculture)	4,150	132,468
Assurant, Inc. (Insurance)	664	27,025
AT&T, Inc. (Telecommunications)	38,180	1,091,948
Autodesk, Inc.* (Software)	1,494	47,763
Automatic Data Processing, Inc. (Software)	3,154	132,563
AutoNation, Inc.* (Retail)	415	9,649
AutoZone, Inc.* (Retail)	166	37,999
Avalonbay Communities, Inc. (REIT)	581	60,383
Avery Dennison Corp. (Household Products/Wares)	747	27,729
Avon Products, Inc. (Cosmetics/Personal Care)	2,739	87,949
Baker Hughes, Inc. (Oil & Gas Services)	2,822	120,217
Ball Corp. (Packaging & Containers)	581	34,192
Bank of America Corp. (Banks)	64,823	849,830
Bank of New York Mellon Corp. (Banks)	7,885	206,035
Bard (C.R.), Inc. (Healthcare - Products)	581	47,311
Baxter International, Inc. (Healthcare - Products)	3,735	178,197
BB&T Corp. (Banks)	4,482	107,927
Becton, Dickinson & Co. (Healthcare - Products)	1,494	110,705
Bed Bath & Beyond, Inc.* (Retail)	1,743	75,664
Bemis Co., Inc. (Packaging & Containers)	664	21,082
Berkshire Hathaway, Inc. - Class B* (Insurance)	11,205	926,429
Best Buy Co., Inc. (Retail)	2,241	91,500
Big Lots, Inc.* (Retail)	498	16,558
Biogen Idec, Inc.* (Biotechnology)	1,577	88,501
BMC Software, Inc.* (Software)	1,162	47,038
Boeing Co. (Aerospace/Defense)	4,731	314,801
Boston Properties, Inc. (REIT)	913	75,889
Boston Scientific Corp.* (Healthcare - Products)	9,794	60,037
Bristol-Myers Squibb Co. (Pharmaceuticals)	11,122	301,517
Broadcom Corp. - Class A (Semiconductors)	2,905	102,808
Brown-Forman Corp. (Beverages)	664	40,929
C.H. Robinson Worldwide, Inc. (Transportation)	1,079	75,444
CA, Inc. (Software)	2,490	52,589
Cabot Oil & Gas Corp. (Oil & Gas)	664	19,993
Cameron International Corp.* (Oil & Gas Services)	1,577	67,748
Campbell Soup Co. (Food)	1,245	44,509
Capital One Financial Corp. (Diversified Financial Services)	2,988	118,175
Cardinal Health, Inc. (Pharmaceuticals)	2,241	74,043
CareFusion Corp.* (Healthcare - Products)	1,494	37,111
Carmax, Inc.* (Retail)	1,411	39,310
Carnival Corp. - Class A (Leisure Time)	2,822	107,829
Caterpillar, Inc. (Machinery - Construction & Mining)	4,067	319,992
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	1,909	34,896
CBS Corp. - Class B (Media)	4,399	69,768
Celgene Corp.* (Biotechnology)	2,988	172,139
CenterPoint Energy, Inc. (Electric)	2,739	43,057
CenturyTel, Inc. (Telecommunications)	1,909	75,329
Cephalon, Inc.* (Pharmaceuticals)	498	31,095

See accompanying notes to the Schedules of Portfolio Investments.

Cerner Corp.* (Software)	498	41,827
CF Industries Holdings, Inc. (Chemicals)	498	47,559
Chesapeake Energy Corp. (Oil & Gas)	4,233	95,877
Chevron Corp. (Oil & Gas)	13,031	1,056,163
Chubb Corp. (Insurance)	1,992	113,524
CIGNA Corp. (Insurance)	1,743	62,365
Cincinnati Financial Corp. (Insurance)	1,079	31,129
Cintas Corp. (Textiles)	830	22,866
Cisco Systems, Inc.* (Telecommunications)	36,935	808,876
Citigroup, Inc.* (Diversified Financial Services)	153,550	598,845
Citrix Systems, Inc.* (Software)	1,245	84,959
Cliffs Natural Resources, Inc. (Iron/Steel)	913	58,359
Clorox Co. (Household Products/Wares)	913	60,952
CME Group, Inc. (Diversified Financial Services)	415	108,087
CMS Energy Corp. (Electric)	1,494	26,922
Coach, Inc. (Apparel)	1,909	82,011
Coca-Cola Co. (Beverages)	14,940	874,289
Coca-Cola Enterprises, Inc. (Beverages)	2,158	66,898
Cognizant Technology Solutions Corp.* (Computers)	1,909	123,073
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,154	242,416
Comcast Corp. - Class A (Media)	18,177	328,640
Comerica, Inc. (Banks)	1,162	43,168
Computer Sciences Corp. (Computers)	996	45,816
Compuware Corp.* (Software)	1,411	12,036
ConAgra Foods, Inc. (Food)	2,822	61,915
ConocoPhillips (Oil & Gas)	9,545	548,169
CONSOL Energy, Inc. (Coal)	1,494	55,218
Consolidated Edison, Inc. (Electric)	1,826	88,050
Constellation Brands, Inc.* (Beverages)	1,162	20,556
Constellation Energy Group, Inc. (Electric)	1,328	42,815
Corning, Inc. (Telecommunications)	10,126	185,103
Costco Wholesale Corp. (Retail)	2,822	181,991
Coventry Health Care, Inc.* (Healthcare - Services)	996	21,444
CSX Corp. (Transportation)	2,490	137,747
Cummins, Inc. (Machinery - Diversified)	1,245	112,772
CVS Caremark Corp. (Retail)	8,798	276,873
D.R. Horton, Inc. (Home Builders)	1,826	20,305
Danaher Corp. (Miscellaneous Manufacturing)	3,486	141,566
Darden Restaurants, Inc. (Retail)	913	39,058
DaVita, Inc.* (Healthcare - Services)	664	45,836
Dean Foods Co.* (Food)	1,162	11,864
Deere & Co. (Machinery - Diversified)	2,739	191,127
Dell, Inc.* (Computers)	10,956	141,990
Denbury Resources, Inc.* (Oil & Gas)	2,573	40,885
DENTSPLY International, Inc. (Healthcare - Products)	913	29,189
Devon Energy Corp. (Oil & Gas)	2,822	182,696
DeVry, Inc. (Commercial Services)	415	20,422
Diamond Offshore Drilling, Inc. (Oil & Gas)	415	28,125
DIRECTV - Class A* (Media)	5,561	231,504
Discover Financial Services (Diversified Financial Services)	3,486	58,146
Discovery Communications, Inc. - Class A* (Media)	1,826	79,522
Dominion Resources, Inc. (Electric)	3,818	166,694
Dover Corp. (Miscellaneous Manufacturing)	1,245	65,001
Dr. Pepper Snapple Group, Inc. (Beverages)	1,577	56,015
DTE Energy Co. (Electric)	1,079	49,558
Duke Energy Corp. (Electric)	8,549	151,403
Dun & Bradstreet Corp. (Software)	332	24,614
E*TRADE Financial Corp.* (Diversified Financial Services)	1,245	18,102
E.I. du Pont de Nemours & Co. (Chemicals)	5,893	262,946
Eastman Chemical Co. (Chemicals)	498	36,852
Eastman Kodak Co.* (Miscellaneous Manufacturing)	1,743	7,321
Eaton Corp. (Miscellaneous Manufacturing)	1,079	89,007
eBay, Inc.* (Internet)	7,470	182,268
Ecolab, Inc. (Chemicals)	1,494	75,806
Edison International (Electric)	2,075	71,359
El Paso Corp. (Pipelines)	4,565	56,515
Electronic Arts, Inc.* (Software)	2,158	35,456
Eli Lilly & Co. (Pharmaceuticals)	6,557	239,527
EMC Corp.* (Computers)	13,280	269,717
Emerson Electric Co. (Electrical Components & Equipment)	4,897	257,876
Entergy Corp. (Electric)	1,245	95,280
EOG Resources, Inc. (Oil & Gas)	1,660	154,330
EQT Corp. (Oil & Gas)	996	35,916
Equifax, Inc. (Commercial Services)	830	25,896
Equity Residential (REIT)	1,826	86,863
Exelon Corp. (Electric)	4,233	180,241
Expedia, Inc. (Internet)	1,328	37,463
Expeditors International of Washington, Inc. (Transportation)	1,411	65,231
Express Scripts, Inc.* (Pharmaceuticals)	3,486	169,768
Exxon Mobil Corp. (Oil & Gas)	32,868	2,030,914
Family Dollar Stores, Inc. (Retail)	830	36,653
Fastenal Co. (Distribution/Wholesale)	913	48,562
Federated Investors, Inc. - Class B (Diversified Financial Services)	581	13,224
FedEx Corp. (Transportation)	1,992	170,316
Fidelity National Information Services, Inc. (Software)	1,743	47,288
Fifth Third Bancorp (Banks)	5,146	61,906
First Horizon National Corp.* (Banks)	1,494	17,049
First Solar, Inc.* (Energy - Alternate Sources)	332	48,920
FirstEnergy Corp. (Electric)	1,992	76,772
Fiserv, Inc.* (Software)	996	53,605
FLIR Systems, Inc.* (Electronics)	996	25,597
Flowserve Corp. (Machinery - Diversified)	332	36,327

See accompanying notes to the Schedules of Portfolio Investments.

Fluor Corp. (Engineering & Construction)	1,162	57,554
FMC Corp. (Chemicals)	498	34,068
FMC Technologies, Inc.* (Oil & Gas Services)	747	51,013
Ford Motor Co.* (Auto Manufacturers)	22,244	272,267
Forest Laboratories, Inc.* (Pharmaceuticals)	1,826	56,478
Fortune Brands, Inc. (Household Products/Wares)	996	49,033
Franklin Resources, Inc. (Diversified Financial Services)	913	97,600
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	3,071	262,233
Frontier Communications Corp. (Telecommunications)	6,391	52,214
GameStop Corp. - Class A* (Retail)	996	19,631
Gannett Co., Inc. (Media)	1,577	19,287
General Dynamics Corp. (Aerospace/Defense)	2,490	156,397
General Electric Co. (Miscellaneous Manufacturing)	69,056	1,122,160
General Mills, Inc. (Food)	4,150	151,641
Genuine Parts Co. (Distribution/Wholesale)	996	44,412
Genworth Financial, Inc. - Class A* (Diversified Financial Services)	3,154	38,542
Genzyme Corp.* (Biotechnology)	1,660	117,511
Gilead Sciences, Inc.* (Pharmaceuticals)	5,395	192,116
Goodrich Corp. (Aerospace/Defense)	830	61,196
Google, Inc. - Class A* (Internet)	1,577	829,171
H & R Block, Inc. (Commercial Services)	1,992	25,796
Halliburton Co. (Oil & Gas Services)	5,893	194,881
Harley-Davidson, Inc. (Leisure Time)	1,494	42,489
Harman International Industries, Inc.* (Home Furnishings)	415	13,865
Harris Corp. (Telecommunications)	830	36,761
Hartford Financial Services Group, Inc. (Insurance)	2,905	66,670
Hasbro, Inc. (Toys/Games/Hobbies)	913	40,638
HCP, Inc. (REIT)	1,992	71,672
Health Care REIT, Inc. (REIT)	830	39,292
Heinz (H.J.) Co. (Food)	2,075	98,293
Helmerich & Payne, Inc. (Oil & Gas)	664	26,865
Hess Corp. (Oil & Gas)	1,909	112,860
Hewlett-Packard Co. (Computers)	14,691	618,050
Home Depot, Inc. (Retail)	10,790	341,827
Honeywell International, Inc. (Miscellaneous Manufacturing)	4,980	218,821
Hormel Foods Corp. (Food)	415	18,509
Hospira, Inc.* (Pharmaceuticals)	1,079	61,514
Host Marriott Corp. (REIT)	4,233	61,294
Hudson City Bancorp, Inc. (Savings & Loans)	3,403	41,721
Humana, Inc.* (Healthcare - Services)	1,079	54,209
Huntington Bancshares, Inc. (Banks)	4,648	26,354
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,237	152,204
Integrys Energy Group, Inc. (Electric)	498	25,926
Intel Corp. (Semiconductors)	35,939	691,107
IntercontinentalExchange, Inc.* (Diversified Financial Services)	498	52,151
International Business Machines Corp. (Computers)	8,134	1,091,095
International Flavors & Fragrances, Inc. (Chemicals)	498	24,163
International Game Technology (Entertainment)	1,909	27,585
International Paper Co. (Forest Products & Paper)	2,822	61,378
Interpublic Group of Cos., Inc.* (Advertising)	3,154	31,635
Intuit, Inc.* (Software)	1,826	79,997
Intuitive Surgical, Inc.* (Healthcare - Products)	249	70,651
Invesco, Ltd. (Diversified Financial Services)	2,988	63,435
Iron Mountain, Inc. (Commercial Services)	1,328	29,667
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,162	54,416
J.C. Penney Co., Inc. (Retail)	1,494	40,607
J.P. Morgan Chase & Co. (Diversified Financial Services)	25,647	976,381
Jabil Circuit, Inc. (Electronics)	1,245	17,940
Jacobs Engineering Group, Inc.* (Engineering & Construction)	830	32,121
Janus Capital Group, Inc. (Diversified Financial Services)	1,162	12,724
JDS Uniphase Corp.* (Telecommunications)	1,411	17,482
JM Smucker Co. (Food)	747	45,216
Johnson & Johnson (Healthcare - Products)	17,762	1,100,533
Johnson Controls, Inc. (Auto Parts & Equipment)	4,316	131,638
Juniper Networks, Inc.* (Telecommunications)	3,320	100,762
Kellogg Co. (Food)	1,660	83,847
KeyCorp (Banks)	5,727	45,587
Kimberly-Clark Corp. (Household Products/Wares)	2,656	172,773
Kimco Realty Corp. (REIT)	2,656	41,832
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,577	15,707
KLA -Tencor Corp. (Semiconductors)	1,079	38,013
Kohls Corp.* (Retail)	1,992	104,939
Kraft Foods, Inc. (Food)	11,288	348,348
Kroger Co. (Food)	4,150	89,889
L-3 Communications Holdings, Inc. (Aerospace/Defense)	747	53,986
Laboratory Corp. of America Holdings* (Healthcare - Services)	664	52,077
Legg Mason, Inc. (Diversified Financial Services)	996	30,189
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	913	20,780
Lennar Corp. - Class A (Home Builders)	996	15,318
Leucadia National Corp.* (Holding Companies - Diversified)	1,245	29,407
Lexmark International, Inc. - Class A* (Computers)	498	22,221

See accompanying notes to the Schedules of Portfolio Investments.

Life Technologies Corp.* (Biotechnology)	1,162	54,254
Limited, Inc. (Retail)	1,743	46,678
Lincoln National Corp. (Insurance)	2,075	49,634
Linear Technology Corp. (Semiconductors)	1,411	43,360
Lockheed Martin Corp. (Aerospace/Defense)	1,909	136,073
Loews Corp. (Insurance)	2,075	78,642
Lorillard, Inc. (Agriculture)	996	79,989
Lowe’s Cos., Inc. (Retail)	9,047	201,658
LSI Logic Corp.* (Semiconductors)	4,150	18,924
M&T Bank Corp. (Banks)	581	47,532
Macy’s, Inc. (Retail)	2,739	63,243
Marathon Oil Corp. (Oil & Gas)	4,565	151,101
Marriott International, Inc. - Class A (Lodging)	1,827	65,456
Marsh & McLennan Cos., Inc. (Insurance)	3,486	84,082
Marshall & Ilsley Corp. (Banks)	3,403	23,957
Masco Corp. (Building Materials)	2,324	25,587
Massey Energy Co. (Coal)	664	20,597
MasterCard, Inc. - Class A (Software)	664	148,736
Mattel, Inc. (Toys/Games/Hobbies)	2,324	54,521
McAfee, Inc.* (Internet)	996	47,071
McCormick & Co., Inc. (Food)	830	34,893
McDonald’s Corp. (Retail)	6,889	513,299
McGraw-Hill Cos., Inc. (Media)	1,992	65,855
McKesson Corp. (Commercial Services)	1,660	102,555
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	1,328	75,576
MeadWestvaco Corp. (Forest Products & Paper)	1,079	26,306
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,822	146,913
Medtronic, Inc. (Healthcare - Products)	6,972	234,120
MEMC Electronic Materials, Inc.* (Semiconductors)	1,494	17,808
Merck & Co., Inc. (Pharmaceuticals)	19,920	733,255
Meredith Corp. (Media)	249	8,294
MetLife, Inc. (Insurance)	5,893	226,586
MetroPCS Communications, Inc.* (Telecommunications)	1,660	17,364
Microchip Technology, Inc. (Semiconductors)	1,162	36,545
Micron Technology, Inc.* (Semiconductors)	5,561	40,095
Microsoft Corp. (Software)	49,219	1,205,373
Molex, Inc. (Electrical Components & Equipment)	913	19,109
Molson Coors Brewing Co. - Class B (Beverages)	996	47,031
Monsanto Co. (Agriculture)	3,486	167,084
Monster Worldwide, Inc.* (Internet)	830	10,757
Moody’s Corp. (Commercial Services)	1,328	33,173
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	9,047	223,280
Motorola, Inc.* (Telecommunications)	15,106	128,854
Murphy Oil Corp. (Oil & Gas)	1,245	77,090
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,992	37,469
Nabors Industries, Ltd.* (Oil & Gas)	1,826	32,978
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	913	17,740
National Oilwell Varco, Inc. (Oil & Gas Services)	2,739	121,803
National Semiconductor Corp. (Semiconductors)	1,577	20,138
NetApp, Inc.* (Computers)	2,324	115,712
Newell Rubbermaid, Inc. (Housewares)	1,826	32,521
Newmont Mining Corp. (Mining)	3,154	198,103
News Corp. - Class A (Media)	14,774	192,948
NextEra Energy, Inc. (Electric)	2,656	144,460
Nicor, Inc. (Gas)	332	15,212
NIKE, Inc. - Class B (Apparel)	2,490	199,549
NiSource, Inc. (Electric)	1,826	31,772
Noble Energy, Inc. (Oil & Gas)	1,162	87,255
Nordstrom, Inc. (Retail)	1,079	40,139
Norfolk Southern Corp. (Transportation)	2,407	143,241
Northeast Utilities System (Electric)	1,162	34,360
Northern Trust Corp. (Banks)	1,577	76,074
Northrop Grumman Corp. (Aerospace/Defense)	1,909	115,743
Novell, Inc.* (Software)	2,241	13,379
Novellus Systems, Inc.* (Semiconductors)	581	15,443
NRG Energy, Inc.* (Electric)	1,660	34,561
Nucor Corp. (Iron/Steel)	2,075	79,265
NVIDIA Corp.* (Semiconductors)	3,735	43,625
NYSE Euronext (Diversified Financial Services)	1,660	47,426
O’Reilly Automotive, Inc.* (Retail)	913	48,572
Occidental Petroleum Corp. (Oil & Gas)	5,229	409,431
Office Depot, Inc.* (Retail)	1,743	8,018
Omnicom Group, Inc. (Advertising)	1,909	75,367
ONEOK, Inc. (Gas)	664	29,907
Oracle Corp. (Software)	24,983	670,794
Owens-Illinois, Inc.* (Packaging & Containers)	1,079	30,277
PACCAR, Inc. (Auto Manufacturers)	2,324	111,901
Pactiv Corp.* (Packaging & Containers)	913	30,111
Pall Corp. (Miscellaneous Manufacturing)	747	31,105
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,079	75,595
Patterson Cos., Inc. (Healthcare - Products)	664	19,024
Paychex, Inc. (Commercial Services)	2,075	57,042
Peabody Energy Corp. (Coal)	1,743	85,424
People’s United Financial, Inc. (Banks)	2,407	31,508
Pepco Holdings, Inc. (Electric)	1,411	26,245
PepsiCo, Inc. (Beverages)	10,292	683,800
PerkinElmer, Inc. (Electronics)	747	17,286
Pfizer, Inc. (Pharmaceuticals)	51,958	892,119
PG&E Corp. (Electric)	2,490	113,096
Philip Morris International, Inc. (Commercial Services)	11,869	664,901

See accompanying notes to the Schedules of Portfolio Investments.

Pinnacle West Capital Corp. (Electric)	664	27,403
Pioneer Natural Resources Co. (Oil & Gas)	747	48,577
Pitney Bowes, Inc. (Office/Business Equipment)	1,328	28,393
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,079	38,089
PNC Financial Services Group (Banks)	3,403	176,650
Polo Ralph Lauren Corp. (Apparel)	415	37,292
PPG Industries, Inc. (Chemicals)	1,079	78,551
PPL Corp. (Electric)	3,154	85,883
Praxair, Inc. (Chemicals)	1,992	179,798
Precision Castparts Corp. (Metal Fabricate/Hardware)	913	116,271
Priceline.com, Inc.* (Internet)	332	115,649
Principal Financial Group, Inc. (Insurance)	2,075	53,784
Procter & Gamble Co. (Cosmetics/Personal Care)	18,343	1,100,030
Progress Energy, Inc. (Electric)	1,909	84,798
Progressive Corp. (Insurance)	4,316	90,075
ProLogis (REIT)	3,071	36,176
Prudential Financial, Inc. (Insurance)	2,988	161,890
Public Service Enterprise Group, Inc. (Electric)	3,237	107,080
Public Storage, Inc. (REIT)	913	88,597
Pulte Group, Inc.* (Home Builders)	2,158	18,904
QEP Resources, Inc. (Oil & Gas)	1,162	35,023
QLogic Corp.* (Semiconductors)	747	13,177
Qualcomm, Inc. (Telecommunications)	10,375	468,120
Quanta Services, Inc.* (Commercial Services)	1,328	25,338
Quest Diagnostics, Inc. (Healthcare - Services)	913	46,079
Qwest Communications International, Inc. (Telecommunications)	11,205	70,255
R.R. Donnelley & Sons Co. (Commercial Services)	1,328	22,523
RadioShack Corp. (Retail)	830	17,704
Range Resources Corp. (Oil & Gas)	996	37,977
Raytheon Co. (Aerospace/Defense)	2,407	110,024
Red Hat, Inc.* (Software)	1,245	51,045
Regions Financial Corp. (Banks)	8,134	59,134
Republic Services, Inc. (Environmental Control)	1,992	60,736
Reynolds American, Inc. (Agriculture)	1,079	64,082
Robert Half International, Inc. (Commercial Services)	913	23,738
Rockwell Automation, Inc. (Machinery - Diversified)	913	56,359
Rockwell Collins, Inc. (Aerospace/Defense)	996	58,017
Roper Industries, Inc. (Miscellaneous Manufacturing)	581	37,870
Ross Stores, Inc. (Retail)	747	40,801
Rowan Cos., Inc.* (Oil & Gas)	747	22,679
Ryder System, Inc. (Transportation)	332	14,200
Safeway, Inc. (Food)	2,490	52,688
SAIC, Inc.* (Commercial Services)	1,909	30,506
Salesforce.com, Inc.* (Software)	747	83,515
SanDisk Corp.* (Computers)	1,494	54,755
Sara Lee Corp. (Food)	4,316	57,964
SCANA Corp. (Electric)	747	30,119
Schlumberger, Ltd. (Oil & Gas Services)	8,798	542,045
Scripps Networks Interactive - Class A (Entertainment)	581	27,644
Sealed Air Corp. (Packaging & Containers)	996	22,390
Sears Holdings Corp.* (Retail)	249	17,963
Sempra Energy (Gas)	1,577	84,843
Sherwin-Williams Co. (Chemicals)	581	43,656
Sigma-Aldrich Corp. (Chemicals)	747	45,104
Simon Property Group, Inc. (REIT)	1,909	177,041
SLM Corp.* (Diversified Financial Services)	3,154	36,429
Snap-on, Inc. (Hand/Machine Tools)	415	19,302
Southern Co. (Electric)	5,395	200,910
Southwest Airlines Co. (Airlines)	4,814	62,919
Southwestern Energy Co.* (Oil & Gas)	2,241	74,939
Spectra Energy Corp. (Pipelines)	4,150	93,582
Sprint Nextel Corp.* (Telecommunications)	19,256	89,155
St. Jude Medical, Inc.* (Healthcare - Products)	2,075	81,630
Stanley Black & Decker, Inc. (Hand/Machine Tools)	1,079	66,121
Staples, Inc. (Retail)	4,731	98,972
Starbucks Corp. (Retail)	4,814	123,142
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,245	65,425
State Street Corp. (Banks)	3,237	121,905
Stericycle, Inc.* (Environmental Control)	581	40,368
Stryker Corp. (Healthcare - Products)	2,241	112,162
Sunoco, Inc. (Oil & Gas)	747	27,265
SunTrust Banks, Inc. (Banks)	3,237	83,612
SuperValu, Inc. (Food)	1,411	16,269
Symantec Corp.* (Internet)	5,063	76,806
Sysco Corp. (Food)	3,818	108,889
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,660	83,108
Target Corp. (Retail)	4,648	248,389
TECO Energy, Inc. (Electric)	1,411	24,439
Tellabs, Inc. (Telecommunications)	2,490	18,550
Tenet Healthcare Corp.* (Healthcare - Services)	3,154	14,887
Teradata Corp.* (Computers)	1,079	41,606
Teradyne, Inc.* (Semiconductors)	1,162	12,945
Tesoro Petroleum Corp. (Oil & Gas)	913	12,198
Texas Instruments, Inc. (Semiconductors)	7,719	209,494
Textron, Inc. (Miscellaneous Manufacturing)	1,743	35,836
The AES Corp.* (Electric)	4,316	48,987
The Charles Schwab Corp. (Diversified Financial Services)	6,391	88,835
The Dow Chemical Co. (Chemicals)	7,470	205,126
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	747	47,233
The Gap, Inc. (Retail)	2,822	52,602
The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,320	480,006

See accompanying notes to the Schedules of Portfolio Investments.

The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,577	16,953
The Hershey Co. (Food)	996	47,400
The New York Times Co. - Class A* (Media)	747	5,782
The Travelers Cos., Inc. (Insurance)	3,071	159,999
The Williams Cos., Inc. (Pipelines)	3,818	72,962
Thermo Fisher Scientific, Inc.* (Electronics)	2,656	127,169
Tiffany & Co. (Retail)	830	39,002
Time Warner Cable, Inc. (Media)	2,324	125,473
Time Warner, Inc. (Media)	7,304	223,868
Titanium Metals Corp.* (Mining)	581	11,597
TJX Cos., Inc. (Retail)	2,573	114,833
Torchmark Corp. (Insurance)	498	26,464
Total System Services, Inc. (Software)	1,079	16,444
Tyco International, Ltd. (Miscellaneous Manufacturing)	3,237	118,895
Tyson Foods, Inc. - Class A (Food)	1,909	30,582
U.S. Bancorp (Banks)	12,367	267,375
Union Pacific Corp. (Transportation)	3,237	264,787
United Parcel Service, Inc. - Class B (Transportation)	6,391	426,216
United States Steel Corp. (Iron/Steel)	913	40,026
United Technologies Corp. (Aerospace/Defense)	5,976	425,670
UnitedHealth Group, Inc. (Healthcare - Services)	7,304	256,443
UnumProvident Corp. (Insurance)	2,075	45,961
Urban Outfitters, Inc.* (Retail)	830	26,095
V.F. Corp. (Apparel)	581	47,073
Valero Energy Corp. (Oil & Gas)	3,652	63,946
Varian Medical Systems, Inc.* (Healthcare - Products)	747	45,193
Ventas, Inc. (REIT)	996	51,364
VeriSign, Inc.* (Internet)	1,162	36,882
Verizon Communications, Inc. (Telecommunications)	18,260	595,093
Viacom, Inc. - Class B (Media)	3,901	141,177
Visa, Inc. - Class A (Commercial Services)	3,237	240,380
Vornado Realty Trust (REIT)	1,079	92,287
Vulcan Materials Co. (Building Materials)	830	30,644
W.W. Grainger, Inc. (Distribution/Wholesale)	415	49,431
Wal-Mart Stores, Inc. (Retail)	12,948	692,977
Walgreen Co. (Retail)	6,308	211,318
Walt Disney Co. (Media)	12,367	409,471
Washington Post Co. - Class B (Media)	83	33,151
Waste Management, Inc. (Environmental Control)	3,071	109,758
Waters Corp.* (Electronics)	581	41,123
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	664	28,094
WellPoint, Inc.* (Healthcare - Services)	2,573	145,735
Wells Fargo & Co. (Banks)	33,781	848,917
Western Digital Corp.* (Computers)	1,494	42,415
Western Union Co. (Commercial Services)	4,233	74,797
Weyerhaeuser Co. (Forest Products & Paper)	3,486	54,939
Whirlpool Corp. (Home Furnishings)	498	40,318
Whole Foods Market, Inc.* (Food)	913	33,881
Windstream Corp. (Telecommunications)	3,154	38,763
Wisconsin Energy Corp. (Electric)	747	43,177
Wyndham Worldwide Corp. (Lodging)	1,162	31,920
Wynn Resorts, Ltd. (Lodging)	498	43,211
Xcel Energy, Inc. (Electric)	2,988	68,634
Xerox Corp. (Office/Business Equipment)	8,964	92,777
Xilinx, Inc. (Semiconductors)	1,660	44,173
XL Group PLC (Insurance)	2,241	48,540
Yahoo!, Inc.* (Internet)	8,715	123,492
YUM! Brands, Inc. (Retail)	2,988	137,627
Zimmer Holdings, Inc.* (Healthcare - Products)	1,328	69,494
Zions Bancorp (Banks)	1,079	23,047

TOTAL COMMON STOCKS
(Cost $51,699,702)		66,831,223

	Principal
	Amount	Value

Repurchase Agreements (21.4%)
Bank of America, 0.12%, 10/1/10+, dated 9/30/10, with a repurchase price of $5,455,018 (Collateralized by $5,058,500 Federal Home Loan Mortgage Corp., 3.50%, 5/15/20, market value $5,564,350)	$5,455,000	$5,455,000
Deutsche Bank, 0.19%, 10/1/10+, dated 9/30/10, with a repurchase price of $863,005 (Collateralized by $881,000 U.S. Treasury Notes, 0.58%, 2/3/12, market value $881,805)	863,000	863,000
HSBC, 0.20%, 10/1/10+, dated 9/30/10, with a repurchase price of $10,402,058 (Collateralized by $10,584,000 of various U.S. Government Agency Obligations, 1.00%, 11/23/11-2/19/13, market value $10,610,654)	10,402,000	10,402,000
UBS, 0.18%, 10/1/10+, dated 9/30/10, with a repurchase price of $157,001 (Collateralized by $161,000 of various U.S. Government Agency Obligations, 1.25%–1.88%, 6/15/12-9/30/13, market value $161,260)	157,000	157,000
UMB, 0.12%, 10/1/10+, dated 9/30/10, with a repurchase price of $1,570,005 (Collateralized by $1,562,800 of various U.S. Government Agency Obligations, 0.88%–1.75%, 4/30/11-8/15/12, market value $1,601,495)	1,570,000	1,570,000

TOTAL REPURCHASE AGREEMENTS
(Cost $18,447,000)		18,447,000

TOTAL INVESTMENT SECURITIES
(Cost $70,146,702)—98.9%		85,278,223
Net other assets (liabilities)—1.1%		926,355

NET ASSETS—100.0%		$86,204,578

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2010, the aggregate amount held in a segregated account was $817,000.

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 12/20/10 (Underlying notional amount at value $15,399,575)	271	$363,635

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$1,547,815	$6,503
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	2,485,409	11,959

		$18,462

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Bull invested in the following industries as of September 30, 2010:
		% of
	Value	Net Assets

Advertising	$107,002	0.1%
Aerospace/Defense	1,431,907	1.7%
Agriculture	766,596	0.9%
Airlines	62,919	0.1%
Apparel	365,925	0.4%
Auto Manufacturers	384,168	0.4%
Auto Parts & Equipment	148,591	0.2%
Banks	3,117,567	3.6%
Beverages	1,789,518	2.1%
Biotechnology	775,465	0.9%
Building Materials	56,231	0.1%
Chemicals	1,184,327	1.4%
Coal	161,239	0.2%
Commercial Services	1,419,354	1.6%
Computers	4,238,589	4.9%
Cosmetics/Personal Care	1,477,628	1.7%
Distribution/Wholesale	142,405	0.2%
Diversified Financial Services	3,523,561	4.1%
Electric	2,306,507	2.7%
Electrical Components & Equipment	276,985	0.3%
Electronics	360,812	0.4%
Energy - Alternate Sources	48,920	0.1%
Engineering & Construction	89,675	0.1%
Entertainment	55,229	0.1%
Environmental Control	210,862	0.2%
Food	1,336,597	1.5%
Forest Products & Paper	180,712	0.2%
Gas	129,962	0.2%
Hand/Machine Tools	85,423	0.1%
Healthcare - Products	2,195,357	2.5%
Healthcare - Services	720,666	0.8%
Holding Companies - Diversified	29,407	NM
Home Builders	54,527	0.1%
Home Furnishings	54,183	0.1%
Household Products/Wares	310,487	0.4%
Housewares	32,521	NM
Insurance	2,751,153	3.2%
Internet	1,882,875	2.2%
Iron/Steel	218,809	0.3%
Leisure Time	150,318	0.2%
Lodging	206,012	0.2%
Machinery - Construction & Mining	319,992	0.4%
Machinery - Diversified	396,585	0.5%
Media	1,934,740	2.2%
Metal Fabricate/Hardware	116,271	0.1%
Mining	552,343	0.6%
Miscellaneous Manufacturing	2,573,605	3.0%
Office/Business Equipment	121,170	0.1%
Oil & Gas	5,825,117	6.8%
Oil & Gas Services	1,097,707	1.3%
Packaging & Containers	138,052	0.2%
Pharmaceuticals	3,764,014	4.4%
Pipelines	223,059	0.3%
REIT	898,661	1.0%
Real Estate	34,896	NM
Retail	4,078,136	4.7%
Savings & Loans	41,721	NM
Semiconductors	1,594,426	1.8%
Software	2,938,009	3.4%
Telecommunications	3,926,521	4.6%
Textiles	22,866	NM
Toys/Games/Hobbies	95,159	0.1%
Transportation	1,297,182	1.5%
Other**	19,373,355	22.5%

Total	$86,204,578	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap	September 30, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (99.7%)
Bank of America, 0.12%, 10/1/10+, dated 9/30/10, with a repurchase price of $1,838,006 (Collateralized by $1,704,500 Federal Home Loan Mortgage Corp., 3.50%, 5/15/20, market value $1,874,950)	$1,838,000	$1,838,000
Deutsche Bank, 0.19%, 10/1/10+, dated 9/30/10, with a repurchase price of $1,838,010 (Collateralized by $1,874,000 U.S. Treasury Notes, 0.58%, 2/3/12, market value $1,875,711)	1,838,000	1,838,000
HSBC, 0.20%, 10/1/10+, dated 9/30/10, with a repurchase price of $1,838,010 (Collateralized by $1,537,000 of various U.S. Government Agency Obligations, 1.00%–4.38%, 11/23/11-10/15/15, market value $1,875,423)	1,838,000	1,838,000
UBS, 0.18%, 10/1/10+, dated 9/30/10, with a repurchase price of $1,838,009 (Collateralized by $1,873,000 Federal Home Loan Mortgage Corp., 1.25%, 9/30/13, market value $1,875,341)	1,838,000	1,838,000
UMB, 0.12%, 10/1/10+, dated 9/30/10, with a repurchase price of $1,832,006 (Collateralized by $1,823,700 of various U.S. Government Agency Obligations, 0.88%–1.75%, 4/30/11-8/15/12, market value $1,868,716)	1,832,000	1,832,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,184,000)		9,184,000

TOTAL INVESTMENT SECURITIES
(Cost $9,184,000)—99.7%		9,184,000
Net other assets (liabilities)—0.3%		23,274

NET ASSETS—100.0%		$9,207,274

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2010, the aggregate amount held in a segregated account was $478,000.

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contract expiring 12/20/10 (Underlying notional amount at value $239,940)	3	$12,785

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$987,595	$9,747
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	7,986,087	79,433

		$89,180

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	September 30, 2010
(unaudited)

	Shares	Value

Common Stocks (17.7%)
3D Systems Corp.* (Computers)	25	$393
99 Cents Only Stores* (Retail)	35	661
A.M. Castle & Co.* (Metal Fabricate/Hardware)	25	331
AAR Corp.* (Aerospace/Defense)	40	746
Abaxis, Inc.* (Healthcare - Products)	30	693
ABIOMED, Inc.* (Healthcare - Products)	50	531
ABM Industries, Inc. (Commercial Services)	45	972
Acacia Research Corp.* (Media)	30	528
Accelrys, Inc.* (Software)	50	348
Acco Brands Corp.* (Household Products/Wares)	75	431
Accuray, Inc.* (Healthcare - Products)	55	342
Aceto Corp. (Chemicals)	55	373
ACI Worldwide, Inc.* (Software)	40	896
Acme Packet, Inc.* (Telecommunications)	35	1,328
Acorda Therapeutics, Inc.* (Biotechnology)	35	1,156
Actuant Corp. - Class A (Miscellaneous Manufacturing)	70	1,607
Acuity Brands, Inc. (Miscellaneous Manufacturing)	30	1,327
Acxiom Corp.* (Software)	65	1,031
ADC Telecommunications, Inc.* (Telecommunications)	95	1,204
Administaff, Inc. (Commercial Services)	20	539
ADTRAN, Inc. (Telecommunications)	50	1,765
Advance America Cash Advance Centers, Inc. (Commercial Services)	60	242
Advanced Analogic Technologies, Inc.* (Semiconductors)	125	439
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	35	457
Advent Software, Inc.* (Software)	20	1,044
Advisory Board Co.* (Commercial Services)	15	662
AFC Enterprises, Inc.* (Retail)	45	558
Affymetrix, Inc.* (Biotechnology)	70	319
Air Methods Corp.* (Healthcare - Services)	15	624
Aircastle, Ltd. (Trucking & Leasing)	60	509
AirTran Holdings, Inc.* (Airlines)	155	1,139
Alaska Air Group, Inc.* (Airlines)	25	1,276
Alaska Communications Systems Group, Inc. (Telecommunications)	65	660
Albany International Corp. - Class A (Machinery - Diversified)	25	473
Align Technology, Inc.* (Healthcare - Products)	55	1,077
Alkermes, Inc.* (Pharmaceuticals)	85	1,245
ALLETE, Inc. (Electric)	40	1,457
Alliance One International, Inc.* (Agriculture)	150	623
Allied Nevada Gold Corp.* (Mining)	50	1,325
Allos Therapeutics, Inc.* (Pharmaceuticals)	90	425
Almost Family, Inc.* (Healthcare - Services)	15	444
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	50	614
Alphatec Holdings, Inc.* (Healthcare - Products)	60	128
Alterra Capital Holdings, Ltd. (Insurance)	100	1,992
AMAG Pharmaceuticals, Inc.* (Biotechnology)	20	344
Ambassadors Group, Inc. (Leisure Time)	30	340
AMERCO* (Trucking & Leasing)	10	795
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	65	586
American Campus Communities, Inc. (REIT)	45	1,370
American Capital Agency Corp. (REIT)	30	797
American Capital, Ltd.* (Investment Companies)	220	1,278
American Equity Investment Life Holding Co. (Insurance)	60	614
American Greetings Corp. - Class A (Household Products/Wares)	35	651
American Medical Systems Holdings, Inc.* (Healthcare - Products)	60	1,175
American Public Education, Inc.* (Commercial Services)	15	493
American Reprographics Co.* (Software)	65	510
American States Water Co. (Water)	30	1,073
American Vanguard Corp. (Chemicals)	45	278
Amerigon, Inc.* (Auto Parts & Equipment)	55	567
AMERIGROUP Corp.* (Healthcare - Services)	40	1,699
Ameris Bancorp* (Banks)	45	421
Ameron International Corp. (Miscellaneous Manufacturing)	10	680
Amkor Technology, Inc.* (Semiconductors)	120	788
AMN Healthcare Services, Inc.* (Commercial Services)	60	308
AmSurg Corp.* (Healthcare - Services)	35	612
AmTrust Financial Services, Inc. (Insurance)	60	871
ANADIGICS, Inc.* (Semiconductors)	90	548
Analogic Corp. (Electronics)	15	673
Anixter International, Inc.* (Telecommunications)	25	1,350
AnnTaylor Stores Corp.* (Retail)	50	1,012
Apogee Enterprises, Inc. (Building Materials)	30	275
Apollo Investment Corp. (Investment Companies)	155	1,586
Applied Industrial Technologies, Inc. (Machinery - Diversified)	35	1,071
Applied Micro Circuits Corp.* (Semiconductors)	65	650

See accompanying notes to the Schedules of Portfolio Investments.

Applied Signal Technology, Inc. (Telecommunications)	35	871
Arbitron, Inc. (Commercial Services)	25	699
Arch Chemicals, Inc. (Chemicals)	25	877
ArcSight, Inc.* (Telecommunications)	20	871
Ardea Biosciences, Inc.* (Pharmaceuticals)	15	345
Argo Group International Holdings, Ltd. (Insurance)	35	1,216
Ariba, Inc.* (Internet)	80	1,512
Arkansas Best Corp. (Transportation)	25	606
ArQule, Inc.* (Biotechnology)	55	283
Array BioPharma, Inc.* (Pharmaceuticals)	95	307
Arris Group, Inc.* (Telecommunications)	105	1,026
Arrow Financial Corp. (Banks)	15	387
Art Technology Group, Inc.* (Internet)	165	681
Artio Global Investors, Inc. (Diversified Financial Services)	30	459
Aruba Networks, Inc.* (Telecommunications)	65	1,387
ArvinMeritor, Inc.* (Auto Parts & Equipment)	70	1,088
Ascent Media Corp. - Class A* (Entertainment)	20	534
Ashford Hospitality Trust* (REIT)	45	407
Assisted Living Concepts, Inc. - Class A* (Healthcare - Services)	20	609
Associated Estates Realty Corp. (REIT)	55	769
Astec Industries, Inc.* (Machinery - Construction & Mining)	20	571
Astoria Financial Corp. (Savings & Loans)	80	1,090
Astronics Corp.* (Aerospace/Defense)	15	262
Atlantic Tele-Network, Inc. (Environmental Control)	10	492
Atlas Air Worldwide Holdings, Inc.* (Transportation)	25	1,257
ATMI, Inc.* (Semiconductors)	55	817
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	35	867
Aviat Networks, Inc.* (Telecommunications)	85	348
Avid Technology, Inc.* (Software)	50	656
Avis Budget Group, Inc.* (Commercial Services)	90	1,048
AZZ, Inc. (Miscellaneous Manufacturing)	20	857
B&G Foods, Inc. - Class A (Food)	85	928
Baldor Electric Co. (Hand/Machine Tools)	40	1,616
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	55	795
Bank Mutual Corp. (Banks)	60	311
Bank of the Ozarks, Inc. (Banks)	25	927
Barnes Group, Inc. (Miscellaneous Manufacturing)	60	1,055
Basic Energy Services, Inc.* (Oil & Gas Services)	40	341
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	35	510
Belden, Inc. (Electrical Components & Equipment)	50	1,319
Belo Corp. - Class A* (Media)	105	651
Benchmark Electronics, Inc.* (Electronics)	60	984
Berkshire Hills Bancorp, Inc. (Savings & Loans)	15	284
Berry Petroleum Co. - Class A (Oil & Gas)	50	1,586
BGC Partners, Inc. - Class A (Diversified Financial Services)	75	448
Big 5 Sporting Goods Corp. (Retail)	40	537
Bill Barrett Corp.* (Oil & Gas)	45	1,620
BioMed Realty Trust, Inc. (REIT)	100	1,792
BJ’s Restaurants, Inc.* (Retail)	25	704
Black Box Corp. (Telecommunications)	25	802
Black Hills Corp. (Electric)	35	1,092
Blackbaud, Inc. (Software)	40	962
Blackboard, Inc.* (Software)	30	1,081
BlackRock Kelso Capital Corp. (Investment Companies)	65	748
Blount International, Inc.* (Machinery - Diversified)	60	764
Blue Coat Systems, Inc.* (Internet)	35	842
Bob Evans Farms, Inc. (Retail)	40	1,123
Boise, Inc.* (Forest Products & Paper)	90	584
Boston Private Financial Holdings, Inc. (Banks)	70	458
Bowne & Co., Inc. (Commercial Services)	1	11
Brady Corp. - Class A (Electronics)	40	1,167
Bridgepoint Education, Inc.* (Commercial Services)	20	309
Briggs & Stratton Corp. (Machinery - Diversified)	45	855
Brigham Exploration Co.* (Oil & Gas)	100	1,875
Brightpoint, Inc.* (Distribution/Wholesale)	75	524
Bristow Group, Inc.* (Transportation)	30	1,082
Brown Shoe Co., Inc. (Retail)	45	516
Bruker Corp.* (Healthcare - Products)	55	772
Brunswick Corp. (Leisure Time)	70	1,065
Brush Engineered Materials, Inc.* (Mining)	25	711
Buckeye Technologies, Inc. (Forest Products & Paper)	45	662
Buffalo Wild Wings, Inc.* (Retail)	15	718
Cabot Microelectronics Corp.* (Chemicals)	20	644
CACI International, Inc. - Class A* (Computers)	25	1,131
Cal Dive International, Inc.* (Oil & Gas Services)	100	547
Calamos Asset Management, Inc. (Diversified Financial Services)	40	460
Calgon Carbon Corp.* (Environmental Control)	50	725
California Pizza Kitchen, Inc.* (Retail)	30	512

See accompanying notes to the Schedules of Portfolio Investments.

California Water Service Group (Water)	35	1,293
Callaway Golf Co. (Leisure Time)	70	490
Cantel Medical Corp. (Healthcare - Products)	30	486
Capella Education Co.* (Commercial Services)	15	1,164
Capital Lease Funding, Inc. (REIT)	90	503
CARBO Ceramics, Inc. (Oil & Gas Services)	15	1,215
Cardinal Financial Corp. (Banks)	55	529
CardioNet, Inc.* (Healthcare - Products)	50	226
Cardtronics, Inc.* (Commercial Services)	25	386
Carrizo Oil & Gas, Inc.* (Oil & Gas)	40	958
Carter’s, Inc.* (Apparel)	50	1,316
Cascade Corp. (Machinery - Diversified)	10	318
Casey’s General Stores, Inc. (Retail)	40	1,670
Cash America International, Inc. (Retail)	20	700
Cass Information Systems, Inc. (Banks)	10	343
Cathay Bancorp, Inc. (Banks)	75	892
Cavium Networks, Inc.* (Semiconductors)	45	1,294
Cbeyond, Inc.* (Telecommunications)	35	449
CBL & Associates Properties, Inc. (REIT)	115	1,502
CDI Corp. (Commercial Services)	35	452
Celadon Group, Inc.* (Transportation)	45	621
Celera Corp.* (Biotechnology)	105	708
Centene Corp.* (Healthcare - Services)	40	944
Centerstate Banks, Inc. (Banks)	40	343
Central Garden & Pet Co. - Class A* (Household Products/Wares)	80	829
Century Aluminum Co.* (Mining)	80	1,054
Cenveo, Inc.* (Commercial Services)	65	327
Cepheid, Inc.* (Healthcare - Products)	60	1,123
Ceradyne, Inc.* (Miscellaneous Manufacturing)	30	701
CH Energy Group, Inc. (Electric)	20	883
Charming Shoppes, Inc.* (Retail)	115	405
Chart Industries, Inc.* (Machinery - Diversified)	25	509
Checkpoint Systems, Inc.* (Electronics)	30	611
Cheesecake Factory, Inc.* (Retail)	50	1,323
Chemed Corp. (Commercial Services)	25	1,424
Chemical Financial Corp. (Banks)	40	826
Chindex International, Inc.* (Distribution/Wholesale)	30	453
Chiquita Brands International, Inc.* (Food)	50	662
Christopher & Banks Corp. (Retail)	65	514
Churchill Downs, Inc. (Entertainment)	20	714
Cincinnati Bell, Inc.* (Telecommunications)	220	587
Cirrus Logic, Inc.* (Semiconductors)	50	892
CKX, Inc.* (Media)	60	294
Clarcor, Inc. (Miscellaneous Manufacturing)	40	1,545
Clayton Williams Energy, Inc.* (Oil & Gas)	15	759
Clean Harbors, Inc.* (Environmental Control)	15	1,016
Clearwater Paper Corp.* (Forest Products & Paper)	10	761
Cloud Peak Energy, Inc.* (Coal)	60	1,095
CNO Financial Group, Inc.* (Insurance)	195	1,080
Coeur d’Alene Mines Corp.* (Mining)	71	1,414
Cogdell Spencer, Inc. (REIT)	70	442
Cogent Communications Group, Inc.* (Internet)	90	852
Cogent, Inc.* (Electronics)	70	745
Cognex Corp. (Machinery - Diversified)	50	1,341
Coherent, Inc.* (Electronics)	15	600
Coinstar, Inc.* (Commercial Services)	15	645
Collective Brands, Inc.* (Retail)	60	968
Colonial Properties Trust (REIT)	70	1,133
Colony Financial, Inc. (REIT)	40	739
Columbia Banking System, Inc. (Banks)	40	786
Columbus McKinnon Corp. NY* (Machinery - Diversified)	40	664
Community Bank System, Inc. (Banks)	55	1,266
Community Trust Bancorp, Inc. (Banks)	15	406
Commvault Systems, Inc.* (Software)	45	1,171
Compass Diversified Holdings (Holding Companies - Diversified)	55	889
Compellent Technologies, Inc.* (Computers)	30	545
Complete Production Services, Inc.* (Oil & Gas Services)	75	1,534
Computer Programs & Systems, Inc. (Software)	10	426
comScore, Inc.* (Internet)	30	706
Comtech Telecommunications Corp.* (Telecommunications)	25	684
Conceptus, Inc.* (Healthcare - Products)	35	481
Concur Technologies, Inc.* (Software)	35	1,730
CONMED Corp.* (Healthcare - Products)	35	784
Consolidated Graphics, Inc.* (Commercial Services)	10	415
Contango Oil & Gas Co.* (Oil & Gas)	10	502
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	55	1,080
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	25	774
CoStar Group, Inc.* (Commercial Services)	20	974
CRA International, Inc.* (Commercial Services)	25	451
Cracker Barrel Old Country Store, Inc. (Retail)	15	761
CreXus Investment Corp. (REIT)	45	541
Crocs, Inc.* (Apparel)	75	976

See accompanying notes to the Schedules of Portfolio Investments.

Cross Country Healthcare, Inc.* (Commercial Services)	40	288
Crosstex Energy, Inc.* (Oil & Gas)	65	514
CryoLife, Inc.* (Biotechnology)	65	395
CSG Systems International, Inc.* (Software)	50	911
Cubic Corp. (Electronics)	20	816
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	75	1,754
Curtiss-Wright Corp. (Aerospace/Defense)	40	1,212
CVR Energy, Inc.* (Oil & Gas)	60	495
Cyberonics, Inc.* (Healthcare - Products)	30	800
Cymer, Inc.* (Electronics)	40	1,483
Daktronics, Inc. (Electronics)	60	589
Dana Holding Corp.* (Auto Parts & Equipment)	135	1,663
Danvers Bancorp, Inc. (Savings & Loans)	35	537
Darling International, Inc.* (Environmental Control)	115	980
DCT Industrial Trust, Inc. (REIT)	225	1,078
DealerTrack Holdings, Inc.* (Internet)	35	598
Deckers Outdoor Corp.* (Apparel)	30	1,499
Delphi Financial Group, Inc. - Class A (Insurance)	45	1,125
Deltic Timber Corp. (Forest Products & Paper)	15	672
Deluxe Corp. (Commercial Services)	40	765
Denny’s Corp.* (Retail)	140	435
Dexcom, Inc.* (Healthcare - Products)	60	793
DG Fastchannel, Inc.* (Media)	20	435
DHT Maritime, Inc. (Transportation)	75	310
Diamond Foods, Inc. (Food)	20	820
Diamond Management & Technology Consultants, Inc. (Commercial Services)	45	563
DiamondRock Hospitality Co. (REIT)	130	1,234
Digi International, Inc.* (Software)	40	380
Digital River, Inc.* (Internet)	40	1,362
DigitalGlobe, Inc.* (Telecommunications)	25	760
Dillards, Inc. - Class A (Retail)	40	946
Dime Community Bancshares, Inc. (Savings & Loans)	45	623
DineEquity, Inc.* (Retail)	10	450
Dionex Corp.* (Electronics)	15	1,297
DivX, Inc.* (Software)	35	334
Dollar Financial Corp.* (Commercial Services)	30	626
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	25	1,253
Domino’s Pizza, Inc.* (Retail)	50	661
Dress Barn, Inc.* (Retail)	55	1,306
Drill-Quip, Inc.* (Oil & Gas Services)	30	1,863
drugstore.com, Inc.* (Internet)	125	240
DSW, Inc. - Class A* (Retail)	15	431
DTS, Inc.* (Home Furnishings)	15	573
Duff & Phelps Corp. - Class A (Diversified Financial Services)	45	606
DuPont Fabros Technology, Inc. (REIT)	35	880
Durect Corp.* (Pharmaceuticals)	105	267
Dyax Corp.* (Pharmaceuticals)	180	427
Dycom Industries, Inc.* (Engineering & Construction)	60	599
E.W. Scripps Co.* (Media)	50	394
EarthLink, Inc. (Internet)	130	1,182
Eastman Kodak Co.* (Miscellaneous Manufacturing)	190	798
Education Realty Trust, Inc. (REIT)	105	751
Electro Rent Corp. (Commercial Services)	25	332
Electro Scientific Industries, Inc.* (Electronics)	40	444
Employers Holdings, Inc. (Insurance)	55	867
EMS Technologies, Inc.* (Telecommunications)	35	652
Emulex Corp.* (Semiconductors)	75	783
Encore Capital Group, Inc.* (Diversified Financial Services)	20	360
Encore Wire Corp. (Electrical Components & Equipment)	35	718
EnerSys* (Electrical Components & Equipment)	40	999
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	30	938
Entegris, Inc.* (Semiconductors)	110	514
Entertainment Properties Trust (REIT)	35	1,511
Entropic Communications, Inc.* (Semiconductors)	55	528
Enzo Biochem, Inc.* (Biotechnology)	65	247
Epoch Holding Corp. (Diversified Financial Services)	20	258
Equity Lifestyle Properties, Inc. (REIT)	25	1,362
Equity One, Inc. (REIT)	65	1,097
eResearchTechnology, Inc.* (Internet)	65	486
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	25	832
Esterline Technologies Corp.* (Aerospace/Defense)	20	1,145
Ethan Allen Interiors, Inc. (Home Furnishings)	20	349
Euronet Worldwide, Inc.* (Commercial Services)	50	899
Evercore Partners, Inc. - Class A (Diversified Financial Services)	20	572
Exelixis, Inc.* (Biotechnology)	115	451
Extra Space Storage, Inc. (REIT)	65	1,043
EZCORP, Inc. - Class A* (Retail)	45	902
F.N.B. Corp. (Banks)	140	1,198
Fair Isaac Corp. (Software)	40	986
FARO Technologies, Inc.* (Electronics)	25	545
FBR Capital Markets Corp.* (Diversified Financial Services)	85	267
Federal Signal Corp. (Miscellaneous Manufacturing)	75	404
FEI Co.* (Electronics)	45	881
FelCor Lodging Trust, Inc.* (REIT)	65	299
Ferro Corp.* (Chemicals)	85	1,096

See accompanying notes to the Schedules of Portfolio Investments.

First Cash Financial Services, Inc.* (Retail)	40	1,110
First Commonwealth Financial Corp. (Banks)	110	600
First Community Bancshares, Inc. (Banks)	20	258
First Financial Bancorp (Banks)	60	1,001
First Financial Corp. (Banks)	15	443
First Merchants Corp. (Banks)	40	305
First Midwest Bancorp, Inc. (Banks)	75	865
First Potomac Realty Trust (REIT)	55	825
FirstMerit Corp. (Banks)	95	1,740
Flow International Corp.* (Machinery - Diversified)	70	184
Flushing Financial Corp. (Savings & Loans)	45	520
Force Protection, Inc.* (Auto Manufacturers)	95	479
Forestar Group, Inc.* (Real Estate)	45	767
FormFactor, Inc.* (Semiconductors)	50	430
Forward Air Corp. (Transportation)	35	910
FPIC Insurance Group, Inc.* (Insurance)	15	526
Franklin Electric Co., Inc. (Hand/Machine Tools)	25	829
Franklin Street Properties Corp. (REIT)	70	869
Fred’s, Inc. (Retail)	60	708
Fuller (H.B.) Co. (Chemicals)	55	1,093
FX Energy, Inc.* (Oil & Gas)	50	207
G & K Services, Inc. (Textiles)	35	800
G-III Apparel Group, Ltd.* (Apparel)	15	471
GAMCO Investors, Inc. - Class A (Diversified Financial Services)	15	578
Gaylord Entertainment Co.* (Lodging)	30	915
GenCorp, Inc.* (Aerospace/Defense)	75	369
General Communication, Inc. - Class A* (Telecommunications)	75	748
Genesco, Inc.* (Retail)	20	598
Genesee & Wyoming, Inc. - Class A* (Transportation)	25	1,085
Gentiva Health Services, Inc.* (Healthcare - Services)	20	437
GeoEye, Inc.* (Telecommunications)	20	810
GFI Group, Inc. (Diversified Financial Services)	70	325
Gibraltar Industries, Inc.* (Iron/Steel)	35	314
Glacier Bancorp, Inc. (Banks)	80	1,168
Gladstone Capital Corp. (Investment Companies)	35	394
Glatfelter (Forest Products & Paper)	55	669
Glimcher Realty Trust (REIT)	70	431
Global Cash Access Holdings, Inc.* (Commercial Services)	80	326
Global Industries, Ltd.* (Oil & Gas Services)	135	738
Golar LNG, Ltd. (Transportation)	55	689
GrafTech International, Ltd.* (Electrical Components & Equipment)	95	1,485
Grand Canyon Education, Inc.* (Commercial Services)	25	548
Granite Construction, Inc. (Engineering & Construction)	25	569
Graphic Packaging Holding Co.* (Packaging & Containers)	140	468
Great Lakes Dredge & Dock Co. (Commercial Services)	55	320
Green Plains Renewable Energy, Inc.* (Energy - Alternate Sources)	25	303
Greenlight Capital Re, Ltd. - Class A* (Insurance)	40	1,001
Griffon Corp.* (Miscellaneous Manufacturing)	45	549
Group 1 Automotive, Inc.* (Retail)	25	747
GSI Commerce, Inc.* (Internet)	45	1,111
GulfMark Offshore, Inc. - Class A* (Transportation)	20	614
Gulfport Energy Corp.* (Oil & Gas)	30	415
Haemonetics Corp.* (Healthcare - Products)	20	1,171
Halozyme Therapeutics, Inc.* (Biotechnology)	80	617
Harmonic, Inc.* (Telecommunications)	110	757
Harte-Hanks, Inc. (Advertising)	55	642
Hatteras Financial Corp. (REIT)	20	569
Hawaiian Holdings, Inc.* (Airlines)	60	359
Hawk Corp. - Class A* (Metal Fabricate/Hardware)	10	433
Haynes International, Inc. (Metal Fabricate/Hardware)	20	698
Headwaters, Inc.* (Energy - Alternate Sources)	130	468
Healthcare Realty Trust, Inc. (REIT)	70	1,637
Healthcare Services Group, Inc. (Commercial Services)	65	1,481
HEALTHSOUTH Corp.* (Healthcare - Services)	70	1,344
HealthSpring, Inc.* (Healthcare - Services)	60	1,550
Healthways, Inc.* (Healthcare - Services)	45	524
Heartland Express, Inc. (Transportation)	55	818
Heartland Payment Systems, Inc. (Commercial Services)	35	533
HeartWare International, Inc.* (Healthcare - Products)	5	344
Heckmann Corp.* (Beverages)	100	390
Hecla Mining Co.* (Mining)	175	1,106
Heidrick & Struggles International, Inc. (Commercial Services)	25	487
Helen of Troy, Ltd.* (Household Products/Wares)	25	632
Hercules Offshore, Inc.* (Oil & Gas Services)	140	371
Hercules Technology Growth Capital, Inc. (Investment Companies)	70	708
Herman Miller, Inc. (Office Furnishings)	45	886
Hersha Hospitality Trust (REIT)	120	622
Hexcel Corp.* (Aerospace/Defense Equipment)	80	1,423
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	15	304

See accompanying notes to the Schedules of Portfolio Investments.

Hibbett Sports, Inc.* (Retail)	50	1,247
Highwoods Properties, Inc. (REIT)	50	1,623
Hittite Microwave Corp.* (Semiconductors)	15	715
HMS Holdings Corp.* (Commercial Services)	15	884
HNI Corp. (Office Furnishings)	40	1,150
Home Bancshares, Inc. (Banks)	30	610
Home Federal Bancorp, Inc. (Savings & Loans)	25	304
Home Properties, Inc. (REIT)	40	2,116
Horizon Lines, Inc. - Class A (Transportation)	70	294
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	25	487
Horsehead Holding Corp.* (Mining)	75	740
Hot Topic, Inc. (Retail)	55	329
HSN, Inc.* (Retail)	40	1,196
Hub Group, Inc. - Class A* (Transportation)	35	1,024
Huron Consulting Group, Inc.* (Commercial Services)	30	660
IBERIABANK Corp. (Banks)	20	1,000
Iconix Brand Group, Inc.* (Apparel)	65	1,137
ICU Medical, Inc.* (Healthcare - Products)	25	932
IDACORP, Inc. (Electric)	45	1,616
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	50	155
II-VI, Inc.* (Electronics)	30	1,120
Imation Corp.* (Computers)	60	560
Immersion Corp.* (Computers)	40	236
Immucor, Inc.* (Healthcare - Products)	55	1,091
ImmunoGen, Inc.* (Biotechnology)	75	470
Impax Laboratories, Inc.* (Pharmaceuticals)	55	1,089
Incyte, Corp.* (Biotechnology)	85	1,359
Independent Bank Corp./MA (Banks)	30	676
Infinera Corp.* (Telecommunications)	90	1,050
Inland Real Estate Corp. (REIT)	120	997
Innophos Holdings, Inc. (Chemicals)	25	828
Insight Enterprises, Inc.* (Retail)	70	1,095
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	35	846
Inspire Pharmaceuticals, Inc.* (Pharmaceuticals)	65	387
Insteel Industries, Inc. (Miscellaneous Manufacturing)	35	314
Insulet Corp.* (Healthcare - Products)	50	707
Integral Systems, Inc.* (Computers)	40	295
Interactive Intelligence, Inc.* (Software)	30	528
InterDigital, Inc.* (Telecommunications)	45	1,332
Interface, Inc. - Class A (Office Furnishings)	45	640
Intermec, Inc.* (Machinery - Diversified)	55	674
InterMune, Inc.* (Biotechnology)	35	477
Internap Network Services Corp.* (Internet)	90	442
International Bancshares Corp. (Banks)	55	929
International Coal Group, Inc.* (Coal)	180	958
Internet Brands, Inc. - Class A* (Internet)	40	531
Internet Capital Group, Inc.* (Internet)	55	607
Intevac, Inc.* (Machinery - Diversified)	35	350
Invacare Corp. (Healthcare - Products)	35	928
Invesco Mortgage Capital, Inc. (REIT)	40	861
Investors Real Estate Trust (REIT)	140	1,173
ION Geophysical Corp.* (Oil & Gas Services)	130	668
IPC The Hospitalist Co.* (Healthcare - Services)	15	410
IPG Photonics Corp.* (Telecommunications)	30	724
iRobot Corp.* (Machinery - Diversified)	20	371
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	25	255
Isilon Systems, Inc.* (Computers)	30	668
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	90	756
Ixia* (Telecommunications)	50	620
J & J Snack Foods Corp. (Food)	15	629
j2 Global Communications, Inc.* (Internet)	50	1,189
Jack Henry & Associates, Inc. (Computers)	55	1,402
Jack in the Box, Inc.* (Retail)	45	965
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	65	1,147
James River Coal Co.* (Coal)	40	701
JDA Software Group, Inc.* (Software)	40	1,014
JetBlue Airways Corp.* (Airlines)	195	1,305
Jo-Ann Stores, Inc.* (Retail)	25	1,114
John Bean Technologies Corp. (Miscellaneous Manufacturing)	55	886
Jones Apparel Group, Inc. (Apparel)	55	1,080
Jos. A. Bank Clothiers, Inc.* (Retail)	20	852
Journal Communications, Inc. - Class A* (Media)	75	338
K-Swiss, Inc. - Class A* (Apparel)	25	319
Kadant, Inc.* (Machinery - Diversified)	20	378
Kaiser Aluminum Corp. (Mining)	30	1,284
Kaman Corp. (Aerospace/Defense)	20	524
Kaydon Corp. (Metal Fabricate/Hardware)	30	1,038
KBW, Inc. (Diversified Financial Services)	35	896
Kelly Services, Inc. - Class A* (Commercial Services)	30	352
Kenexa Corp.* (Commercial Services)	30	526
Key Energy Services, Inc.* (Oil & Gas Services)	115	1,094
Kilroy Realty Corp. (REIT)	50	1,657
Kindred Healthcare, Inc.* (Healthcare - Services)	40	521

See accompanying notes to the Schedules of Portfolio Investments.

Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	80	991
Knight Transportation, Inc. (Transportation)	50	966
Knightsbridge Tankers, Ltd. (Transportation)	30	567
Knoll, Inc. (Office Furnishings)	55	853
Knology, Inc.* (Telecommunications)	50	672
Kopin Corp.* (Semiconductors)	125	444
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	20	537
Korn/Ferry International* (Commercial Services)	40	662
Krispy Kreme Doughnuts, Inc.* (Retail)	80	366
Kulicke & Soffa Industries, Inc.* (Semiconductors)	70	433
KVH Industries, Inc.* (Telecommunications)	25	375
L-1 Identity Solutions, Inc.* (Electronics)	80	938
La-Z-Boy, Inc.* (Home Furnishings)	45	380
LaBranche & Co., Inc.* (Diversified Financial Services)	65	254
Laclede Group, Inc. (Gas)	35	1,205
Ladish Co., Inc.* (Metal Fabricate/Hardware)	20	623
Lakeland Financial Corp. (Banks)	20	373
Lance, Inc. (Food)	30	639
Landauer, Inc. (Commercial Services)	15	939
LaSalle Hotel Properties (REIT)	50	1,169
Lattice Semiconductor Corp.* (Semiconductors)	95	451
Lawson Software, Inc.* (Software)	125	1,059
Layne Christensen Co.* (Engineering & Construction)	15	388
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	255	408
Lexington Realty Trust (REIT)	120	859
LHC Group, Inc.* (Healthcare - Services)	20	464
Life Time Fitness, Inc.* (Leisure Time)	30	1,184
Limelight Networks, Inc.* (Internet)	95	559
Lin TV Corp. - Class A* (Media)	60	266
Lionbridge Technologies, Inc.* (Internet)	50	215
Liquidity Services, Inc.* (Internet)	40	640
Littelfuse, Inc.* (Electrical Components & Equipment)	20	874
Live Nation, Inc.* (Commercial Services)	115	1,136
LivePerson, Inc.* (Computers)	60	504
Liz Claiborne, Inc.* (Apparel)	120	730
LogMeIn, Inc.* (Telecommunications)	10	360
Loral Space & Communications, Inc.* (Telecommunications)	15	783
Louisiana-Pacific Corp.* (Forest Products & Paper)	115	871
LSB Industries, Inc.* (Miscellaneous Manufacturing)	30	557
LTC Properties, Inc. (REIT)	40	1,021
Lufkin Industries, Inc. (Oil & Gas Services)	25	1,097
Lumber Liquidators Holdings, Inc.* (Retail)	20	491
Luminex Corp.* (Healthcare - Products)	45	720
M/I Schottenstein Homes, Inc.* (Home Builders)	35	363
Magellan Health Services, Inc.* (Healthcare - Services)	30	1,417
Maidenform Brands, Inc.* (Apparel)	35	1,010
Manhattan Associates, Inc.* (Computers)	25	734
ManTech International Corp. - Class A* (Software)	15	594
Marcus Corp. (Lodging)	40	474
Martek Biosciences Corp.* (Biotechnology)	30	679
Masimo Corp. (Healthcare - Products)	45	1,229
MasTec, Inc.* (Telecommunications)	75	774
MB Financial, Inc. (Banks)	55	892
McCormick & Schmick’s Seafood Restaurants, Inc.* (Retail)	40	311
MCG Capital Corp. (Investment Companies)	135	788
McGrath Rentcorp (Commercial Services)	30	719
McMoRan Exploration Co.* (Oil & Gas)	75	1,291
Measurement Specialties, Inc.* (Electronics)	20	370
MedAssets, Inc.* (Software)	35	736
Mediacom Communications Corp. - Class A* (Media)	45	297
Medical Action Industries, Inc.* (Healthcare - Products)	45	407
Medical Properties Trust, Inc. (REIT)	115	1,166
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	65	1,927
Mentor Graphics Corp.* (Computers)	110	1,163
Mercury Computer Systems, Inc.* (Computers)	35	421
Merge Healthcare, Inc.* (Healthcare - Products)	105	305
Meridian Bioscience, Inc. (Healthcare - Products)	40	875
Merit Medical Systems, Inc.* (Healthcare - Products)	40	636
Meritage Homes Corp.* (Home Builders)	35	687
Metabolix, Inc.* (Miscellaneous Manufacturing)	20	252
Metalico, Inc.* (Environmental Control)	85	326
Methode Electronics, Inc. (Electronics)	30	272
MF Global Holdings, Ltd.* (Diversified Financial Services)	85	612
MFA Financial, Inc. (REIT)	200	1,526
MGIC Investment Corp.* (Insurance)	160	1,477
Michael Baker Corp.* (Engineering & Construction)	15	494
Micrel, Inc. (Semiconductors)	65	641

See accompanying notes to the Schedules of Portfolio Investments.

Microsemi Corp.* (Semiconductors)	95	1,629
MicroStrategy, Inc. - Class A* (Software)	10	866
Mid-America Apartment Communities, Inc. (REIT)	20	1,166
Middlesex Water Co. (Water)	45	758
Mine Safety Appliances Co. (Environmental Control)	40	1,084
Minerals Technologies, Inc. (Chemicals)	15	884
MKS Instruments, Inc.* (Semiconductors)	40	719
Mobile Mini, Inc.* (Storage/Warehousing)	35	537
Modine Manufacturing Co.* (Auto Parts & Equipment)	45	584
Molina Healthcare, Inc.* (Healthcare - Services)	15	405
Momenta Pharmaceuticals, Inc.* (Biotechnology)	45	677
Monarch Casino & Resort, Inc.* (Lodging)	20	224
Monolithic Power Systems, Inc.* (Semiconductors)	35	572
Monro Muffler Brake, Inc. (Commercial Services)	20	922
Montpelier Re Holdings, Ltd. (Insurance)	130	2,252
Moog, Inc. - Class A* (Aerospace/Defense)	40	1,420
Move, Inc.* (Internet)	175	390
MTS Systems Corp. (Computers)	35	1,085
Mueller Industries, Inc. (Metal Fabricate/Hardware)	45	1,192
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	120	362
Multi-Color Corp. (Commercial Services)	30	462
Multimedia Games, Inc.* (Leisure Time)	50	185
MVC Capital, Inc. (Investment Companies)	45	584
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	10	577
Myers Industries, Inc. (Miscellaneous Manufacturing)	75	644
MYR Group, Inc.* (Engineering & Construction)	25	410
Nabi Biopharmaceuticals* (Pharmaceuticals)	125	600
NACCO Industries, Inc. - Class A (Machinery - Diversified)	5	437
Nara Bancorp, Inc.* (Banks)	40	282
Nash Finch Co. (Food)	25	1,063
National Beverage Corp. (Beverages)	25	350
National CineMedia, Inc. (Entertainment)	35	627
National Financial Partners* (Diversified Financial Services)	45	570
National Health Investors, Inc. (REIT)	25	1,101
National Penn Bancshares, Inc. (Banks)	140	875
Natus Medical, Inc.* (Healthcare - Products)	45	656
Navigant Consulting Co.* (Commercial Services)	60	698
NBT Bancorp, Inc. (Banks)	40	883
NCI Building Systems, Inc.* (Building Materials)	30	286
Nektar Therapeutics* (Biotechnology)	85	1,255
Neogen Corp.* (Pharmaceuticals)	40	1,354
Netezza Corp.* (Computers)	50	1,347
NETGEAR, Inc.* (Telecommunications)	35	945
Netlogic Microsystems, Inc.* (Semiconductors)	50	1,379
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	45	273
Neutral Tandem, Inc.* (Telecommunications)	40	478
New Jersey Resources Corp. (Gas)	45	1,765
NewAlliance Bancshares, Inc. (Savings & Loans)	95	1,199
NewMarket Corp. (Chemicals)	10	1,137
Newpark Resources, Inc.* (Oil & Gas Services)	80	672
Newport Corp.* (Electronics)	45	510
NGP Capital Resources Co. (Investment Companies)	30	272
Nicor, Inc. (Gas)	45	2,062
Nolan Co.* (Media)	30	341
Nordson Corp. (Machinery - Diversified)	25	1,842
Northern Oil & Gas, Inc.* (Oil & Gas)	50	847
Northwest Bancshares, Inc. (Savings & Loans)	110	1,231
Northwest Natural Gas Co. (Gas)	45	2,135
NorthWestern Corp. (Electric)	55	1,567
Novatel Wireless, Inc.* (Telecommunications)	75	591
NPS Pharmaceuticals, Inc.* (Biotechnology)	70	479
NTELOS Holdings Corp. (Telecommunications)	35	592
Nu Skin Enterprises, Inc. (Retail)	40	1,152
Nutraceutical International Corp.* (Pharmaceuticals)	20	314
NuVasive, Inc.* (Healthcare - Products)	25	878
NxStage Medical, Inc.* (Healthcare - Products)	30	573
Obagi Medical Products, Inc.* (Pharmaceuticals)	35	368
Ocwen Financial Corp.* (Diversified Financial Services)	70	710
OfficeMax, Inc.* (Retail)	70	916
Old Dominion Freight Line, Inc.* (Transportation)	35	890
Old National Bancorp (Banks)	115	1,207
Olin Corp. (Chemicals)	75	1,512
Olympic Steel, Inc. (Iron/Steel)	20	460
OM Group, Inc.* (Chemicals)	35	1,054
OmniVision Technologies, Inc.* (Semiconductors)	45	1,037
Omnova Solutions, Inc.* (Chemicals)	70	503

See accompanying notes to the Schedules of Portfolio Investments.

On Assignment, Inc.* (Commercial Services)	45	236
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	60	1,583
Openwave Systems, Inc.* (Internet)	150	255
OPNET Technologies, Inc. (Software)	30	545
Oppenheimer Holdings, Inc. - Class A (Diversified Financial Services)	20	559
OraSure Technologies, Inc.* (Healthcare - Products)	70	284
Orbital Sciences Corp.* (Aerospace/Defense)	75	1,147
Orient-Express Hotels, Ltd. - Class A* (Lodging)	80	892
Oriental Financial Group, Inc. (Banks)	40	532
Orion Marine Group, Inc.* (Engineering & Construction)	40	496
Oritani Financial Corp. (Savings & Loans)	75	749
OSI Systems, Inc.* (Electronics)	15	545
Otter Tail Corp. (Electric)	50	1,019
Owens & Minor, Inc. (Distribution/Wholesale)	50	1,423
Oxford Industries, Inc. (Apparel)	15	357
P.F. Chang’s China Bistro, Inc. (Retail)	20	924
Pacer International, Inc.* (Transportation)	40	242
Pacific Sunwear of California, Inc.* (Retail)	80	418
PacWest Bancorp (Banks)	50	953
PAETEC Holding Corp.* (Telecommunications)	135	555
Pain Therapeutics, Inc.* (Pharmaceuticals)	40	247
Palomar Medical Technologies, Inc.* (Healthcare - Products)	35	362
Panhandle Oil & Gas, Inc. - Class A (Oil & Gas)	10	247
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	35	1,018
Parametric Technology Corp.* (Software)	95	1,856
PAREXEL International Corp.* (Commercial Services)	55	1,272
Parker Drilling Co.* (Oil & Gas)	155	674
Parkway Properties, Inc. (REIT)	40	592
Patriot Coal Corp.* (Coal)	70	799
PDL BioPharma, Inc. (Biotechnology)	160	842
Pebblebrook Hotel Trust* (REIT)	25	450
Pegasystems, Inc. (Software)	15	466
Penn Virginia Corp. (Oil & Gas)	55	882
Perficient, Inc.* (Internet)	45	411
Pericom Semiconductor Corp.* (Semiconductors)	50	435
Petroleum Development* (Oil & Gas)	25	690
PetroQuest Energy, Inc.* (Oil & Gas)	80	487
Pharmasset, Inc.* (Pharmaceuticals)	25	738
PharMerica Corp.* (Pharmaceuticals)	55	524
PHH Corp.* (Commercial Services)	50	1,053
PHI, Inc.* (Transportation)	25	405
Photronics, Inc.* (Semiconductors)	105	555
PICO Holdings, Inc.* (Water)	30	896
Piedmont Natural Gas Co., Inc. (Gas)	80	2,320
Pier 1 Imports, Inc.* (Retail)	90	737
Pinnacle Entertainment, Inc.* (Entertainment)	55	613
Pinnacle Financial Partners, Inc.* (Banks)	45	414
Pioneer Drilling Co.* (Oil & Gas)	50	319
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	15	437
Plantronics, Inc. (Telecommunications)	45	1,520
Platinum Underwriters Holdings, Ltd. (Insurance)	35	1,523
Playboy Enterprises, Inc. - Class B* (Media)	60	308
Plexus Corp.* (Electronics)	35	1,027
PMA Capital Corp. - Class A* (Insurance)	60	452
PMFG, Inc.* (Miscellaneous Manufacturing)	10	171
PMI Group, Inc.* (Insurance)	120	440
PNM Resources, Inc. (Electric)	105	1,196
Polaris Industries, Inc. (Leisure Time)	25	1,627
PolyOne Corp.* (Chemicals)	65	786
Polypore International, Inc.* (Miscellaneous Manufacturing)	20	603
Pool Corp. (Distribution/Wholesale)	30	602
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	10	647
Post Properties, Inc. (REIT)	50	1,396
Potlatch Corp. (Forest Products & Paper)	35	1,190
Power Integrations, Inc. (Semiconductors)	25	795
Power-One, Inc.* (Electrical Components & Equipment)	25	227
PowerSecure International, Inc.* (Electrical Components & Equipment)	35	324
Premiere Global Services, Inc.* (Telecommunications)	95	673
PriceSmart, Inc. (Retail)	30	874
PrivateBancorp, Inc. (Banks)	45	513
ProAssurance Corp.* (Insurance)	35	2,016
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	65	328
Prospect Capital Corp. (Investment Companies)	60	583
Prosperity Bancshares, Inc. (Banks)	40	1,299
Provident Financial Services, Inc. (Savings & Loans)	80	989
Provident New York Bancorp (Savings & Loans)	45	378
PS Business Parks, Inc. (REIT)	20	1,131
PSS World Medical, Inc.* (Healthcare - Products)	50	1,069
Psychiatric Solutions, Inc.* (Healthcare - Services)	40	1,342
Quaker Chemical Corp. (Chemicals)	15	488
Quanex Building Products Corp. (Building Materials)	30	518
Quantum Corp.* (Computers)	330	700
See accompanying notes to the Schedules of Portfolio Investments.

Quest Software, Inc.* (Software)	55	1,352
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	45	446
Quidel Corp.* (Healthcare - Products)	40	440
Quiksilver, Inc.* (Apparel)	110	430
Rackspace Hosting, Inc.* (Internet)	75	1,948
Radian Group, Inc. (Insurance)	105	821
Radiant Systems, Inc.* (Computers)	40	684
Ramco-Gershenson Properties Trust (REIT)	50	536
Raven Industries, Inc. (Miscellaneous Manufacturing)	15	568
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	25	849
RealNetworks, Inc.* (Internet)	100	326
Red Robin Gourmet Burgers, Inc.* (Retail)	20	392
Redwood Trust, Inc. (REIT)	80	1,157
Regis Corp. (Retail)	65	1,243
RehabCare Group, Inc.* (Healthcare - Services)	25	506
Rent-A-Center, Inc. (Commercial Services)	45	1,007
Res-Care, Inc.* (Healthcare - Services)	35	464
Resources Connection, Inc. (Commercial Services)	50	688
Retail Ventures, Inc.* (Retail)	50	538
REX American Resources Corp.* (Energy - Alternate Sources)	15	217
Rex Energy Corp.* (Oil & Gas)	40	512
RF Micro Devices, Inc.* (Telecommunications)	230	1,412
Rigel Pharmaceuticals, Inc.* (Healthcare - Products)	70	589
RightNow Technologies, Inc.* (Software)	25	493
Riverbed Technology, Inc.* (Computers)	50	2,279
RLI Corp. (Insurance)	35	1,982
Rock-Tenn Co. - Class A (Forest Products & Paper)	25	1,245
Rockwood Holdings, Inc.* (Chemicals)	40	1,259
Rofin-Sinar Technologies, Inc.* (Electronics)	25	635
Rogers Corp.* (Electronics)	25	787
Rosetta Resources, Inc.* (Oil & Gas)	50	1,174
RPC, Inc. (Oil & Gas Services)	45	952
RSC Holdings, Inc.* (Commercial Services)	90	671
RTI Biologics, Inc.* (Healthcare - Products)	100	263
RTI International Metals, Inc.* (Mining)	30	919
Ruby Tuesday, Inc.* (Retail)	50	594
Ruddick Corp. (Food)	35	1,214
Rue21, Inc.* (Retail)	15	387
Rush Enterprises, Inc.* (Retail)	40	614
S1 Corp.* (Internet)	145	755
Safety Insurance Group, Inc. (Insurance)	25	1,050
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	45	1,787
Sally Beauty Holdings, Inc.* (Retail)	90	1,008
Sanderson Farms, Inc. (Food)	20	866
Sandy Spring Bancorp, Inc. (Banks)	30	465
Santarus, Inc.* (Pharmaceuticals)	110	331
Sapient Corp. (Internet)	75	898
Saul Centers, Inc. (REIT)	15	629
Savient Pharmaceuticals, Inc.* (Biotechnology)	75	1,715
SAVVIS, Inc.* (Telecommunications)	35	738
SCBT Financial Corp. (Banks)	15	468
Scholastic Corp. (Media)	40	1,113
Schulman (A.), Inc. (Chemicals)	40	806
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	15	875
SeaChange International, Inc.* (Software)	50	371
Sealy Corp.* (Home Furnishings)	130	317
Seattle Genetics, Inc.* (Biotechnology)	80	1,242
Semtech Corp.* (Semiconductors)	70	1,413
Seneca Foods Corp. - Class A* (Food)	15	393
Sensient Technologies Corp. (Chemicals)	45	1,372
Shenandoah Telecommunications Co. (Telecommunications)	15	273
ShoreTel, Inc.* (Telecommunications)	50	248
Shuffle Master, Inc.* (Entertainment)	75	631
Shutterfly, Inc.* (Internet)	35	910
Signature Bank* (Banks)	40	1,554
Silgan Holdings, Inc. (Packaging & Containers)	25	793
Silicon Graphics International Corp.* (Computers)	40	310
Silicon Image, Inc.* (Semiconductors)	85	406
Simpson Manufacturing Co., Inc. (Building Materials)	35	902
Sinclair Broadcast Group, Inc. - Class A* (Media)	45	316
Sirona Dental Systems, Inc.* (Healthcare - Products)	30	1,081
SJW Corp. (Water)	10	246
Skechers U.S.A., Inc. - Class A* (Apparel)	30	705
Skyline Corp. (Home Builders)	15	304
SkyWest, Inc. (Airlines)	50	698
Smart Balance, Inc.* (Food)	75	291
Smith Corp. (Miscellaneous Manufacturing)	20	1,158
Smith Micro Software, Inc.* (Software)	40	398
Solarwinds, Inc.* (Software)	30	518
Solutia, Inc.* (Chemicals)	100	1,602
Sonic Automotive, Inc.* (Retail)	65	639
Sonic Corp.* (Retail)	70	566
Sonus Networks, Inc.* (Telecommunications)	155	547
Sotheby’s (Commercial Services)	55	2,025
Sourcefire, Inc.* (Internet)	25	721
South Jersey Industries, Inc. (Gas)	25	1,237
Southside Bancshares, Inc. (Banks)	20	378
Sovran Self Storage, Inc. (REIT)	30	1,137
Spartan Stores, Inc. (Food)	35	508

See accompanying notes to the Schedules of Portfolio Investments.

SRA International, Inc. - Class A* (Computers)	50	986
Stage Stores, Inc. (Retail)	65	845
Standard Microsystems Corp.* (Semiconductors)	30	684
Standard Pacific Corp.* (Home Builders)	100	397
Standex International Corp. (Miscellaneous Manufacturing)	15	363
Starwood Property Trust, Inc. (REIT)	40	795
Steelcase, Inc. - Class A (Office Furnishings)	65	541
Steiner Leisure, Ltd.* (Commercial Services)	20	762
StellarOne Corp. (Banks)	30	382
Stepan Co. (Chemicals)	5	296
STERIS Corp. (Healthcare - Products)	50	1,661
Sterling Bancshares, Inc. (Banks)	90	483
Steven Madden, Ltd.* (Apparel)	20	821
Stewart Enterprises, Inc. - Class A (Commercial Services)	130	701
Stewart Information Services Corp. (Insurance)	35	396
Stifel Financial Corp.* (Diversified Financial Services)	20	926
Stillwater Mining Co.* (Mining)	40	674
Stone Energy Corp.* (Oil & Gas)	55	810
STR Holdings, Inc.* (Miscellaneous Manufacturing)	25	539
Strategic Hotels & Resorts, Inc.* (REIT)	115	488
SuccessFactors, Inc.* (Commercial Services)	50	1,255
Sunstone Hotel Investors, Inc.* (REIT)	110	998
Super Micro Computer, Inc.* (Computers)	20	208
SuperGen, Inc.* (Biotechnology)	105	219
Support.com, Inc.* (Internet)	85	389
Susquehanna Bancshares, Inc. (Banks)	110	928
SVB Financial Group* (Banks)	25	1,058
Swift Energy Co.* (Oil & Gas)	35	983
Sykes Enterprises, Inc.* (Computers)	50	679
Syniverse Holdings, Inc.* (Telecommunications)	40	907
SYNNEX Corp.* (Software)	35	985
Synovis Life Technologies, Inc.* (Healthcare - Products)	20	299
Syntel, Inc. (Computers)	20	890
Take-Two Interactive Software, Inc.* (Software)	70	710
TAL International Group, Inc. (Trucking & Leasing)	20	484
Taleo Corp. - Class A* (Software)	35	1,015
Tanger Factory Outlet Centers, Inc. (REIT)	20	943
Taser International, Inc.* (Electronics)	65	252
Tecumseh Products Co. - Class A* (Machinery - Diversified)	20	229
Tekelec* (Telecommunications)	40	518
TeleCommunication Systems, Inc. - Class A* (Internet)	75	293
Teledyne Technologies, Inc.* (Aerospace/Defense)	30	1,195
TeleTech Holdings, Inc.* (Commercial Services)	50	742
Tennant Co. (Machinery - Diversified)	15	464
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	50	1,448
Terremark Worldwide, Inc.* (Internet)	70	724
Tessera Technologies, Inc.* (Semiconductors)	45	832
Tetra Tech, Inc.* (Environmental Control)	50	1,048
TETRA Technologies, Inc.* (Oil & Gas Services)	80	816
Texas Capital Bancshares, Inc.* (Banks)	55	950
Texas Roadhouse, Inc. - Class A* (Retail)	50	703
The Andersons, Inc. (Agriculture)	20	758
The Bancorp, Inc.* (Banks)	35	234
The Cato Corp. - Class A (Retail)	35	937
The Children’s Place Retail Stores, Inc.* (Retail)	20	975
The Corporate Executive Board Co. (Commercial Services)	30	947
The Ensign Group, Inc. (Healthcare - Services)	35	628
The Finish Line, Inc. - Class A (Retail)	35	487
The Geo Group, Inc.* (Commercial Services)	35	817
The Gorman-Rupp Co. (Machinery - Diversified)	20	551
The Greenbrier Cos., Inc.* (Trucking & Leasing)	25	390
The Gymboree Corp.* (Apparel)	25	1,038
The Hain Celestial Group, Inc.* (Food)	45	1,079
The Knot, Inc.* (Internet)	65	593
The Medicines Co.* (Pharmaceuticals)	60	852
The Men’s Wearhouse, Inc. (Retail)	50	1,189
The Middleby Corp.* (Machinery - Diversified)	10	634
The Navigators Group, Inc.* (Insurance)	15	669
The Pantry, Inc.* (Retail)	35	844
The Pep Boys - Manny, Moe & Jack (Retail)	55	582
The Phoenix Cos., Inc.* (Insurance)	140	294
The Princeton Review, Inc.* (Commercial Services)	105	214
The Ryland Group, Inc. (Home Builders)	45	806
The Talbots, Inc.* (Retail)	60	786
The Timberland Co. - Class A* (Apparel)	35	693
The Ultimate Software Group, Inc.* (Software)	35	1,352
The Warnaco Group, Inc.* (Apparel)	35	1,790

See accompanying notes to the Schedules of Portfolio Investments.

The Wet Seal, Inc. - Class A* (Retail)	155	525
Theravance, Inc.* (Pharmaceuticals)	55	1,105
THQ, Inc.* (Software)	85	342
Tibco Software, Inc.* (Internet)	145	2,572
TiVo, Inc.* (Home Furnishings)	85	770
TNS, Inc.* (Commercial Services)	30	509
TomoTherapy, Inc.* (Healthcare - Products)	90	317
Tompkins Financial Corp. (Banks)	10	397
Transcend Services, Inc.* (Commercial Services)	30	458
TreeHouse Foods, Inc.* (Food)	30	1,383
TriMas Corp.* (Miscellaneous Manufacturing)	25	371
Triple-S Management Corp. - Class B* (Healthcare - Services)	35	590
TriQuint Semiconductor, Inc.* (Semiconductors)	115	1,104
Triumph Group, Inc. (Aerospace/Defense)	10	746
True Religion Apparel, Inc.* (Apparel)	25	534
TrueBlue, Inc.* (Commercial Services)	50	683
TrustCo Bank Corp. NY (Banks)	120	667
Trustmark Corp. (Banks)	55	1,196
TTM Technologies, Inc.* (Electronics)	80	783
Tutor Perini Corp.* (Engineering & Construction)	35	703
Tyler Technologies, Inc.* (Computers)	45	907
U-Store-It Trust (REIT)	110	918
U.S. Physical Therapy, Inc.* (Healthcare - Services)	30	502
UIL Holdings Corp. (Electric)	40	1,126
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	25	730
Ultratech Stepper, Inc.* (Semiconductors)	25	428
UMB Financial Corp. (Banks)	45	1,598
Umpqua Holdings Corp. (Banks)	105	1,191
Union First Market Bankshares Corp. (Banks)	35	457
Unisource Energy Corp. (Electric)	35	1,170
Unisys Corp.* (Computers)	40	1,116
United Community Banks, Inc.* (Banks)	105	235
United Fire & Casualty Co. (Insurance)	25	530
United Natural Foods, Inc.* (Food)	35	1,160
United Online, Inc. (Internet)	125	715
United Rentals, Inc.* (Commercial Services)	55	816
Unitil Corp. (Electric)	25	549
Universal American Financial Corp. (Insurance)	45	664
Universal Corp. (Agriculture)	20	802
Universal Electronics, Inc.* (Home Furnishings)	25	521
Universal Forest Products, Inc. (Building Materials)	20	585
Universal Health Realty Income Trust (REIT)	25	860
Universal Technical Institute, Inc. (Commercial Services)	25	489
Univest Corp. of Pennsylvania (Banks)	15	262
Urstadt Biddle Properties - Class A (REIT)	35	633
US Airways Group, Inc.* (Airlines)	135	1,249
US Ecology, Inc. (Environmental Control)	35	560
US Gold Corp.* (Mining)	105	522
USA Mobility, Inc. (Telecommunications)	40	641
USA Truck, Inc.* (Transportation)	15	225
USEC, Inc.* (Mining)	105	545
VAALCO Energy, Inc.* (Oil & Gas)	75	431
Vail Resorts, Inc.* (Entertainment)	30	1,126
Valassis Communications, Inc.* (Commercial Services)	35	1,186
ValueClick, Inc.* (Internet)	80	1,046
Veeco Instruments, Inc.* (Semiconductors)	35	1,220
Venoco, Inc.* (Oil & Gas)	40	785
VeriFone Systems, Inc.* (Software)	70	2,175
Viad Corp. (Commercial Services)	35	677
ViaSat, Inc.* (Telecommunications)	20	822
Vicor Corp. (Electrical Components & Equipment)	35	511
ViroPharma, Inc.* (Pharmaceuticals)	80	1,193
Vital Images, Inc.* (Software)	20	265
Vitamin Shoppe, Inc.* (Retail)	15	412
Vocus, Inc.* (Internet)	30	554
Volcano Corp.* (Healthcare - Products)	45	1,169
Volcom, Inc.* (Apparel)	30	574
Volterra Semiconductor Corp.* (Semiconductors)	25	538
W&T Offshore, Inc. (Oil & Gas)	55	583
W.R. Grace & Co.* (Chemicals)	50	1,397
Warren Resources, Inc.* (Oil & Gas)	130	516
Washington Trust Bancorp, Inc. (Banks)	15	287
Watsco, Inc. (Distribution/Wholesale)	20	1,114
WD-40 Co. (Household Products/Wares)	25	950
Websense, Inc.* (Internet)	45	798
Webster Financial Corp. (Banks)	60	1,054
WellCare Health Plans, Inc.* (Healthcare - Services)	35	1,014
Werner Enterprises, Inc. (Transportation)	40	820
WesBanco, Inc. (Banks)	30	490
West Pharmaceutical Services, Inc. (Healthcare - Products)	40	1,372
Western Alliance Bancorp* (Banks)	60	402
Westlake Chemical Corp. (Chemicals)	20	599
Willbros Group, Inc.* (Oil & Gas Services)	60	550
Winn-Dixie Stores, Inc.* (Food)	55	392
Winnebago Industries, Inc.* (Home Builders)	35	365
Winthrop Realty Trust (REIT)	30	371
Wintrust Financial Corp. (Banks)	25	810

See accompanying notes to the Schedules of Portfolio Investments.

Wolverine World Wide, Inc. (Apparel)	40	1,160
Woodward Governor Co. (Electronics)	55	1,783
World Fuel Services Corp. (Retail)	50	1,300
Worthington Industries, Inc. (Metal Fabricate/Hardware)	60	902
Wright Express Corp.* (Commercial Services)	30	1,071
Wright Medical Group, Inc.* (Healthcare - Products)	35	504
Young Innovations, Inc. (Healthcare - Products)	10	286
Zep, Inc. (Chemicals)	25	436
Zoran Corp.* (Semiconductors)	65	497
Zumiez, Inc.* (Retail)	25	529
Zygo Corp.* (Electronics)	25	245
Zymogenetics, Inc.* (Pharmaceuticals)	90	877

TOTAL COMMON STOCKS
(Cost $649,663)		763,762

	Principal
	Amount	Value

Repurchase Agreements (82.9%)
Bank of America, 0.12%, 10/1/10+, dated 9/30/10, with a repurchase price of $1,058,004 (Collateralized by $981,200 Federal Home Loan Mortgage Corp., 3.50%, 5/15/20, market value $1,079,320)	$1,058,000	$1,058,000
Deutsche Bank, 0.19%, 10/1/10+, dated 9/30/10, with a repurchase price of $167,001 (Collateralized by $171,000 U.S. Treasury Notes, 0.58%, 2/3/12, market value $171,156)	167,000	167,000
HSBC, 0.20%, 10/1/10+, dated 9/30/10, with a repurchase price of $2,017,011 (Collateralized by $1,724,000 of various U.S. Government Agency Obligations, 1.00%–4.38%, 11/23/11-10/15/15, market value $2,058,894)	2,017,000	2,017,000
UBS, 0.18%, 10/1/10+, dated 9/30/10, with a repurchase price of $30,000 (Collateralized by $32,000 Federal Home Loan Mortgage Corp., 1.25%, 9/30/13, market value $32,040)	30,000	30,000
UMB, 0.12%, 10/1/10+, dated 9/30/10, with a repurchase price of $307,001 (Collateralized by $310,900 Federal Home Loan Mortgage Corp., 0.88%, 4/30/11, market value $313,224)	307,000	307,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,579,000)		3,579,000

TOTAL INVESTMENT SECURITIES
(Cost $4,228,663)—100.6%		4,342,762
Net other assets (liabilities)—(0.6)%		(26,886)

NET ASSETS—100.0%		$4,315,876

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2010, the aggregate amount held in a segregated account was $540,000.

	Contracts	Value

Futures Contracts Purchased (1.6%)
Russell 2000 Mini Index Futures Contract expiring 12/20/10 (Underlying notional amount at value $67,280)	1	$4,128

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$1,114,025	$14,136
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	2,379,919	28,853

		$42,989

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Small-Cap invested in the following industries as of September 30, 2010:
		% of
	Value	Net Assets

Advertising	$642	NM
Aerospace/Defense	8,766	0.2%
Aerospace/Defense Equipment	1,423	NM
Agriculture	2,183	0.1%
Airlines	6,026	0.1%
Apparel	16,640	0.4%
Auto Manufacturers	479	NM
Auto Parts & Equipment	7,016	0.2%
Banks	43,652	1.0%
Beverages	740	NM
Biotechnology	14,342	0.3%
Building Materials	2,566	0.1%
Chemicals	19,320	0.4%
Coal	3,553	0.1%
Commercial Services	46,181	1.1%
Computers	19,243	0.4%
Distribution/Wholesale	5,977	0.1%
Diversified Financial Services	10,935	0.3%
Electric	11,675	0.3%
Electrical Components & Equipment	6,914	0.2%
Electronics	20,102	0.5%
Energy - Alternate Sources	988	NM
Engineering & Construction	4,505	0.1%
Entertainment	4,245	0.1%
Environmental Control	6,231	0.1%
Food	12,027	0.3%
Forest Products & Paper	7,529	0.2%
Gas	10,724	0.2%
Hand/Machine Tools	2,445	0.1%
Healthcare - Products	31,426	0.7%
Healthcare - Services	17,050	0.4%
Holding Companies - Diversified	889	NM
Home Builders	2,922	0.1%
Home Furnishings	2,910	0.1%
Household Products/Wares	3,493	0.1%
Insurance	23,858	0.6%
Internet	28,053	0.6%
Investment Companies	6,941	0.2%
Iron/Steel	774	NM
Leisure Time	4,891	0.1%
Lodging	2,505	0.1%
Machinery - Construction & Mining	571	NM
Machinery - Diversified	12,109	0.3%
Media	5,281	0.1%
Metal Fabricate/Hardware	6,428	0.1%
Mining	10,294	0.2%
Miscellaneous Manufacturing	18,256	0.4%
Office Furnishings	4,070	0.1%
Oil & Gas	20,162	0.5%
Oil & Gas Services	12,945	0.3%
Packaging & Containers	1,261	NM
Pharmaceuticals	24,195	0.6%
REIT	53,672	1.2%
Real Estate	767	NM
Retail	50,788	1.2%
Savings & Loans	7,904	0.2%
Semiconductors	24,610	0.6%
Software	30,106	0.7%
Storage/Warehousing	537	NM
Telecommunications	35,209	0.8%
Textiles	800	NM
Toys/Games/Hobbies	1,147	NM
Transportation	13,425	0.3%
Trucking & Leasing	2,178	0.1%
Water	4,266	0.1%
Other**	3,552,114	82.3%

Total	$4,315,876	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Dow 30	September 30, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (101.9%)
Bank of America, 0.12%, 10/1/10+, dated 9/30/10, with a repurchase price of $16,000 (Collateralized by $15,000 Federal Home Loan Mortgage Corp., 3.50%, 5/15/20, market value $16,500)	$16,000	$16,000
Deutsche Bank, 0.19%, 10/1/10+, dated 9/30/10, with a repurchase price of $16,000 (Collateralized by $18,000 U.S. Treasury Notes, 0.58%, 2/3/12, market value $18,016)	16,000	16,000
HSBC, 0.20%, 10/1/10+, dated 9/30/10, with a repurchase price of $16,000 (Collateralized by $18,000 Federal Home Loan Mortgage Corp., 1.00%, 11/23/11, market value $18,179)	16,000	16,000
UBS, 0.18%, 10/1/10+, dated 9/30/10, with a repurchase price of $16,000 (Collateralized by $18,000 Federal Home Loan Mortgage Corp., 1.25%, 9/30/13, market value $18,023)	16,000	16,000
UMB, 0.12%, 10/1/10+, dated 9/30/10, with a repurchase price of $15,000 (Collateralized by $15,300 Federal Home Loan Mortgage Corp., 0.88%, 4/30/11, market value $15,414)	15,000	15,000

TOTAL REPURCHASE AGREEMENTS
(Cost $79,000)		79,000

TOTAL INVESTMENT SECURITIES
(Cost $79,000)—101.9%		79,000
Net other assets (liabilities)—(1.9)%		(1,443)

NET ASSETS—100.0%		$77,557

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2010, the aggregate amount held in a segregated account was $60,000.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$43,470	$(89)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	34,035	(71)

		$(160)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP NASDAQ-100	September 30, 2010
(unaudited)

	Shares	Value

Common Stocks (46.8%)
Activision Blizzard, Inc. (Software)	10,760	$116,423
Adobe Systems, Inc.* (Software)	5,080	132,842
Altera Corp. (Semiconductors)	4,240	127,878
Amazon.com, Inc.* (Internet)	2,920	458,615
Amgen, Inc.* (Biotechnology)	4,400	242,484
Apollo Group, Inc. - Class A* (Commercial Services)	1,480	75,998
Apple Computer, Inc.* (Computers)	12,520	3,552,550
Applied Materials, Inc. (Semiconductors)	6,840	79,891
Autodesk, Inc.* (Software)	2,320	74,170
Automatic Data Processing, Inc. (Software)	3,400	142,902
Baidu, Inc.ADR* (Internet)	2,680	275,022
Bed Bath & Beyond, Inc.* (Retail)	3,480	151,067
Biogen Idec, Inc.* (Biotechnology)	2,600	145,912
BMC Software, Inc.* (Software)	2,040	82,579
Broadcom Corp. - Class A (Semiconductors)	4,040	142,976
C.H. Robinson Worldwide, Inc. (Transportation)	1,600	111,872
CA, Inc. (Software)	4,880	103,066
Celgene Corp.* (Biotechnology)	4,480	258,093
Cephalon, Inc.* (Pharmaceuticals)	720	44,957
Cerner Corp.* (Software)	800	67,192
Check Point Software Technologies, Ltd.* (Internet)	2,000	73,860
Cintas Corp. (Textiles)	1,800	49,590
Cisco Systems, Inc.* (Telecommunications)	20,080	439,752
Citrix Systems, Inc.* (Software)	2,200	150,128
Cognizant Technology Solutions Corp.* (Computers)	2,880	185,674
Comcast Corp. - Class A (Media)	14,240	257,459
Costco Wholesale Corp. (Retail)	2,280	147,037
Dell, Inc.* (Computers)	7,040	91,238
DENTSPLY International, Inc. (Healthcare - Products)	1,360	43,479
DIRECTV - Class A* (Media)	6,200	258,106
DISH Network Corp. - Class A (Media)	2,120	40,619
eBay, Inc.* (Internet)	9,640	235,216
Electronic Arts, Inc.* (Software)	3,280	53,890
Expedia, Inc. (Internet)	2,760	77,860
Expeditors International of Washington, Inc. (Transportation)	2,040	94,309
Express Scripts, Inc.* (Pharmaceuticals)	4,760	231,812
Fastenal Co. (Distribution/Wholesale)	1,400	74,466
First Solar, Inc.* (Energy - Alternate Sources)	720	106,092
Fiserv, Inc.* (Software)	1,840	99,029
Flextronics International, Ltd.* (Electronics)	8,400	50,736
FLIR Systems, Inc.* (Electronics)	1,640	42,148
Foster Wheeler AG* (Engineering & Construction)	1,320	32,287
Garmin, Ltd. (Electronics)	1,760	53,416
Genzyme Corp.* (Biotechnology)	3,160	223,696
Gilead Sciences, Inc.* (Pharmaceuticals)	8,120	289,153
Google, Inc. - Class A* (Internet)	1,480	778,169
Henry Schein, Inc.* (Healthcare - Products)	880	51,550
Hologic, Inc.* (Healthcare - Products)	2,680	42,907
Illumina, Inc.* (Biotechnology)	1,200	59,040
Infosys Technologies, Ltd.ADR (Software)	1,080	72,695
Intel Corp. (Semiconductors)	19,160	368,447
Intuit, Inc.* (Software)	3,880	169,983
Intuitive Surgical, Inc.* (Healthcare - Products)	400	113,496
J.B. Hunt Transport Services, Inc. (Transportation)	1,200	41,640
Joy Global, Inc. (Machinery - Construction & Mining)	1,000	70,320
KLA -Tencor Corp. (Semiconductors)	2,000	70,460
Lam Research Corp.* (Semiconductors)	1,280	53,568
Liberty Media Holding Corp. - Interactive Series A* (Internet)	5,400	74,034
Life Technologies Corp.* (Biotechnology)	1,840	85,910
Linear Technology Corp. (Semiconductors)	2,960	90,961
Logitech International S.A.GRS* (Computers)	1,680	29,232
Marvell Technology Group, Ltd.* (Semiconductors)	6,120	107,161
Mattel, Inc. (Toys/Games/Hobbies)	4,040	94,778
Maxim Integrated Products, Inc. (Semiconductors)	2,880	53,309
Microchip Technology, Inc. (Semiconductors)	1,520	47,804
Microsoft Corp. (Software)	29,280	717,067
Millicom International Cellular S.A. (Telecommunications)	1,040	99,788
Mylan Laboratories, Inc.* (Pharmaceuticals)	3,080	57,935
NetApp, Inc.* (Computers)	3,680	183,227
News Corp. - Class A (Media)	14,000	182,840
NII Holdings, Inc. - Class B* (Telecommunications)	1,600	65,760
NVIDIA Corp.* (Semiconductors)	5,560	64,941
O’Reilly Automotive, Inc.* (Retail)	1,360	72,352
Oracle Corp. (Software)	20,600	553,110
PACCAR, Inc. (Auto Manufacturers)	4,000	192,600
Patterson Cos., Inc. (Healthcare - Products)	1,160	33,234
Paychex, Inc. (Commercial Services)	3,360	92,366
Priceline.com, Inc.* (Internet)	520	181,137
QIAGEN N.V.* (Biotechnology)	2,320	41,157
Qualcomm, Inc. (Telecommunications)	19,040	859,085
Research In Motion, Ltd.* (Computers)	5,200	253,188
Ross Stores, Inc. (Retail)	1,200	65,544
SanDisk Corp.* (Computers)	2,320	85,028
Seagate Technology* (Computers)	4,640	54,659
Sears Holdings Corp.* (Retail)	1,120	80,797
Sigma-Aldrich Corp. (Chemicals)	1,160	70,041
Staples, Inc. (Retail)	4,840	101,253
Starbucks Corp. (Retail)	10,120	258,870
Stericycle, Inc.* (Environmental Control)	880	61,142
Symantec Corp.* (Internet)	8,120	123,180

See accompanying notes to the Schedules of Portfolio Investments.

Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	7,200	379,800
Urban Outfitters, Inc.* (Retail)	1,640	51,562
VeriSign, Inc.* (Internet)	1,600	50,784
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,080	71,906
Virgin Media, Inc. (Telecommunications)	3,320	76,426
Vodafone Group PLCADR (Telecommunications)	6,960	172,678
Warner Chilcott PLC - Class A (Pharmaceuticals)	2,480	55,651
Wynn Resorts, Ltd. (Lodging)	1,320	114,536
Xilinx, Inc. (Semiconductors)	3,360	89,410
Yahoo!, Inc.* (Internet)	6,360	90,121

TOTAL COMMON STOCKS
(Cost $6,192,551)		17,966,180

	Principal
	Amount	Value

Repurchase Agreements (56.2%)
Bank of America, 0.12%, 10/1/10+, dated 9/30/10, with a repurchase price of $6,391,021 (Collateralized by $5,926,300 Federal Home Loan Mortgage Corp., 3.50%, 5/15/20, market value $6,518,930)	$6,391,000	$6,391,000
Deutsche Bank, 0.19%, 10/1/10+, dated 9/30/10, with a repurchase price of $1,012,005 (Collateralized by $1,032,000 U.S. Treasury Notes, 0.58%, 2/3/12, market value $1,032,942)	1,012,000	1,012,000
HSBC, 0.20%, 10/1/10+, dated 9/30/10, with a repurchase price of $12,184,068 (Collateralized by $12,396,000 of various U.S. Government Agency Obligations, 1.00%, 11/23/11-2/19/13, market value $12,429,832)	12,184,000	12,184,000
UBS, 0.18%, 10/1/10+, dated 9/30/10, with a repurchase price of $184,001 (Collateralized by $189,000 of various U.S. Government Agency Obligations, 1.25%–1.88%, 6/15/12-9/30/13, market value $189,324)	184,000	184,000
UMB, 0.12%, 10/1/10+, dated 9/30/10, with a repurchase price of $1,836,006 (Collateralized by $1,828,500 of various U.S. Government Agency Obligations, 0.88%–1.75%, 4/30/11-8/15/12, market value $1,872,883)	1,836,000	1,836,000

TOTAL REPURCHASE AGREEMENTS
(Cost $21,607,000)		21,607,000

TOTAL INVESTMENT SECURITIES
(Cost $27,799,551)—103.0%		39,573,180
Net other assets (liabilities)—(3.0)%		(1,136,288)

NET ASSETS—100.0%		$38,436,892

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2010, the aggregate amount held in a segregated account was $1,548,000.

ADR	American Depositary Receipt
GRS	Global Registered Shares

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contract expiring 12/20/10 (Underlying notional amount at value $8,586,025)	215	$487,781

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$7,318,321	$(53,721)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	4,588,160	(29,988)

		$(83,709)

ProFund VP NASDAQ-100 invested in the following industries as of September 30, 2010:
		% of
	Value	Net Assets

Auto Manufacturers	$192,600	0.5%
Biotechnology	1,128,198	2.9%
Chemicals	70,041	0.2%
Commercial Services	168,364	0.4%
Computers	4,434,796	11.5%
Distribution/Wholesale	74,466	0.2%
Electronics	146,300	0.4%
Energy - Alternate Sources	106,092	0.3%
Engineering & Construction	32,287	0.1%
Environmental Control	61,142	0.2%
Healthcare - Products	284,666	0.7%
Internet	2,417,998	6.3%

See accompanying notes to the Schedules of Portfolio Investments.

Lodging	114,536	0.3%
Machinery - Construction & Mining	70,320	0.2%
Media	739,024	1.9%
Pharmaceuticals	1,059,308	2.8%
Retail	928,482	2.4%
Semiconductors	1,296,806	3.4%
Software	2,535,076	6.6%
Telecommunications	1,713,489	4.5%
Textiles	49,590	0.1%
Toys/Games/Hobbies	94,778	0.3%
Transportation	247,821	0.6%
Other**	20,470,712	53.2%

Total	$38,436,892	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	September 30, 2010
(unaudited)

	Shares	Value

Common Stocks (100.2%)
3M Co. (Miscellaneous Manufacturing)	2,440	$211,572
Abbott Laboratories (Pharmaceuticals)	5,124	267,678
ACE, Ltd. (Insurance)	2,440	142,130
Advanced Micro Devices, Inc.* (Semiconductors)	1,952	13,879
Aetna, Inc. (Healthcare - Services)	2,928	92,554
AFLAC, Inc. (Insurance)	2,196	113,555
Agilent Technologies, Inc.* (Electronics)	1,220	40,711
Air Products & Chemicals, Inc. (Chemicals)	732	60,624
Airgas, Inc. (Chemicals)	244	16,580
AK Steel Holding Corp. (Iron/Steel)	244	3,370
Alcoa, Inc. (Mining)	7,320	88,645
Allegheny Energy, Inc. (Electric)	1,220	29,914
Allegheny Technologies, Inc. (Iron/Steel)	244	11,334
Allstate Corp. (Insurance)	3,904	123,171
Altria Group, Inc. (Agriculture)	10,248	246,157
Ameren Corp. (Electric)	1,708	48,507
American Electric Power, Inc. (Electric)	3,416	123,762
American International Group, Inc.* (Insurance)	976	38,162
Ameriprise Financial, Inc. (Diversified Financial Services)	732	34,646
AmerisourceBergen Corp. (Pharmaceuticals)	1,952	59,848
Amgen, Inc.* (Biotechnology)	3,172	174,809
Analog Devices, Inc. (Semiconductors)	976	30,627
AON Corp. (Insurance)	1,952	76,343
Apartment Investment and Management Co. - Class A (REIT)	488	10,433
Applied Materials, Inc. (Semiconductors)	6,344	74,098
Archer-Daniels-Midland Co. (Agriculture)	4,636	147,981
Assurant, Inc. (Insurance)	732	29,792
AT&T, Inc. (Telecommunications)	20,984	600,142
Automatic Data Processing, Inc. (Software)	1,952	82,043
AutoNation, Inc.* (Retail)	488	11,346
Avalonbay Communities, Inc. (REIT)	244	25,359
Avery Dennison Corp. (Household Products/Wares)	732	27,172
Ball Corp. (Packaging & Containers)	244	14,359
Bank of America Corp. (Banks)	71,248	934,061
Bank of New York Mellon Corp. (Banks)	8,540	223,150
Bard (C.R.), Inc. (Healthcare - Products)	244	19,869
Baxter International, Inc. (Healthcare - Products)	2,196	104,771
BB&T Corp. (Banks)	4,880	117,510
Becton, Dickinson & Co. (Healthcare - Products)	732	54,241
Bemis Co., Inc. (Packaging & Containers)	732	23,241
Berkshire Hathaway, Inc. - Class B* (Insurance)	5,612	464,000
Big Lots, Inc.* (Retail)	488	16,226
Boeing Co. (Aerospace/Defense)	3,172	211,065
Boston Properties, Inc. (REIT)	732	60,844
Boston Scientific Corp.* (Healthcare - Products)	10,736	65,812
Bristol-Myers Squibb Co. (Pharmaceuticals)	6,832	185,216
Brown-Forman Corp. (Beverages)	244	15,040
C.H. Robinson Worldwide, Inc. (Transportation)	488	34,121
CA, Inc. (Software)	1,220	25,766
Cabot Oil & Gas Corp. (Oil & Gas)	244	7,347
Campbell Soup Co. (Food)	732	26,169
Capital One Financial Corp. (Diversified Financial Services)	3,172	125,453
Cardinal Health, Inc. (Pharmaceuticals)	2,440	80,618
CareFusion Corp.* (Healthcare - Products)	1,464	36,366
Carnival Corp. - Class A (Leisure Time)	3,172	121,202
CBS Corp. - Class B (Media)	2,684	42,568
CenterPoint Energy, Inc. (Electric)	2,928	46,028
CenturyTel, Inc. (Telecommunications)	2,196	86,654
Cephalon, Inc.* (Pharmaceuticals)	244	15,235
Chesapeake Energy Corp. (Oil & Gas)	4,636	105,005
Chevron Corp. (Oil & Gas)	14,396	1,166,796
Chubb Corp. (Insurance)	2,196	125,150
Cincinnati Financial Corp. (Insurance)	1,220	35,197
Cintas Corp. (Textiles)	976	26,889
Citigroup, Inc.* (Diversified Financial Services)	168,848	658,507
Clorox Co. (Household Products/Wares)	488	32,579
CMS Energy Corp. (Electric)	1,708	30,778
Coca-Cola Enterprises, Inc. (Beverages)	1,220	37,820
Comcast Corp. - Class A (Media)	20,008	361,745
Comerica, Inc. (Banks)	1,220	45,323
Computer Sciences Corp. (Computers)	488	22,448
Compuware Corp.* (Software)	976	8,325
ConAgra Foods, Inc. (Food)	1,464	32,120
ConocoPhillips (Oil & Gas)	10,492	602,556
Consolidated Edison, Inc. (Electric)	1,952	94,125
Constellation Brands, Inc.* (Beverages)	1,220	21,582
Constellation Energy Group, Inc. (Electric)	1,464	47,199
Costco Wholesale Corp. (Retail)	3,172	204,562
Coventry Health Care, Inc.* (Healthcare - Services)	976	21,013
CSX Corp. (Transportation)	976	53,992
Cummins, Inc. (Machinery - Diversified)	488	44,203
CVS Caremark Corp. (Retail)	9,760	307,147
D.R. Horton, Inc. (Home Builders)	1,952	21,706
Darden Restaurants, Inc. (Retail)	244	10,438
Dean Foods Co.* (Food)	1,220	12,456
Deere & Co. (Machinery - Diversified)	1,464	102,158
Dell, Inc.* (Computers)	11,956	154,950

See accompanying notes to the Schedules of Portfolio Investments.

DENTSPLY International, Inc. (Healthcare - Products)	244	7,801
Devon Energy Corp. (Oil & Gas)	1,952	126,372
Discover Financial Services (Diversified Financial Services)	3,904	65,119
Discovery Communications, Inc. - Class A* (Media)	488	21,252
Dominion Resources, Inc. (Electric)	4,148	181,102
Dover Corp. (Miscellaneous Manufacturing)	732	38,218
Dr. Pepper Snapple Group, Inc. (Beverages)	732	26,001
DTE Energy Co. (Electric)	1,220	56,035
Duke Energy Corp. (Electric)	9,272	164,207
E*TRADE Financial Corp.* (Diversified Financial Services)	1,464	21,287
E.I. du Pont de Nemours & Co. (Chemicals)	2,928	130,647
Eastman Chemical Co. (Chemicals)	488	36,112
Eastman Kodak Co.* (Miscellaneous Manufacturing)	1,952	8,198
Eaton Corp. (Miscellaneous Manufacturing)	1,220	100,638
Edison International (Electric)	2,196	75,520
El Paso Corp. (Pipelines)	2,440	30,207
Electronic Arts, Inc.* (Software)	1,464	24,054
Eli Lilly & Co. (Pharmaceuticals)	3,416	124,786
Emerson Electric Co. (Electrical Components & Equipment)	3,172	167,038
Entergy Corp. (Electric)	1,220	93,367
EQT Corp. (Oil & Gas)	488	17,597
Equifax, Inc. (Commercial Services)	488	15,226
Equity Residential (REIT)	1,220	58,035
Exelon Corp. (Electric)	2,928	124,674
Expeditors International of Washington, Inc. (Transportation)	732	33,840
Exxon Mobil Corp. (Oil & Gas)	17,080	1,055,373
Family Dollar Stores, Inc. (Retail)	976	43,100
FedEx Corp. (Transportation)	2,196	187,758
Fidelity National Information Services, Inc. (Software)	1,952	52,958
Fifth Third Bancorp (Banks)	5,612	67,512
First Horizon National Corp.* (Banks)	1,708	19,491
FirstEnergy Corp. (Electric)	2,196	84,634
Fiserv, Inc.* (Software)	488	26,264
Fluor Corp. (Engineering & Construction)	1,220	60,427
Ford Motor Co.* (Auto Manufacturers)	16,836	206,073
Forest Laboratories, Inc.* (Pharmaceuticals)	732	22,641
Fortune Brands, Inc. (Household Products/Wares)	976	48,048
Franklin Resources, Inc. (Diversified Financial Services)	488	52,167
Frontier Communications Corp. (Telecommunications)	7,076	57,811
GameStop Corp. - Class A* (Retail)	488	9,618
Gannett Co., Inc. (Media)	1,220	14,921
General Dynamics Corp. (Aerospace/Defense)	1,220	76,628
General Electric Co. (Miscellaneous Manufacturing)	75,884	1,233,115
General Mills, Inc. (Food)	2,196	80,242
Genuine Parts Co. (Distribution/Wholesale)	1,220	54,400
Genworth Financial, Inc. - Class A* (Diversified Financial Services)	3,416	41,744
Genzyme Corp.* (Biotechnology)	976	69,091
H & R Block, Inc. (Commercial Services)	1,464	18,959
Halliburton Co. (Oil & Gas Services)	3,172	104,898
Harley-Davidson, Inc. (Leisure Time)	488	13,879
Harris Corp. (Telecommunications)	244	10,807
Hartford Financial Services Group, Inc. (Insurance)	3,172	72,797
Health Care REIT, Inc. (REIT)	488	23,102
Heinz (H.J.) Co. (Food)	1,220	57,791
Hess Corp. (Oil & Gas)	2,196	129,828
Hewlett-Packard Co. (Computers)	4,880	205,302
Home Depot, Inc. (Retail)	11,712	371,036
Hormel Foods Corp. (Food)	488	21,765
Host Marriott Corp. (REIT)	4,636	67,129
Humana, Inc.* (Healthcare - Services)	1,220	61,293
Huntington Bancshares, Inc. (Banks)	5,124	29,053
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,220	57,364
Integrys Energy Group, Inc. (Electric)	488	25,405
Intel Corp. (Semiconductors)	22,204	426,983
International Game Technology (Entertainment)	976	14,103
International Paper Co. (Forest Products & Paper)	1,464	31,842
Interpublic Group of Cos., Inc.* (Advertising)	3,416	34,262
Iron Mountain, Inc. (Commercial Services)	732	16,353
J.C. Penney Co., Inc. (Retail)	1,708	46,423
J.P. Morgan Chase & Co. (Diversified Financial Services)	28,060	1,068,244
Jabil Circuit, Inc. (Electronics)	1,464	21,096
Jacobs Engineering Group, Inc.* (Engineering & Construction)	976	37,771
JDS Uniphase Corp.* (Telecommunications)	488	6,046
JM Smucker Co. (Food)	732	44,308
Johnson & Johnson (Healthcare - Products)	9,272	574,493
Johnson Controls, Inc. (Auto Parts & Equipment)	4,880	148,840
Kellogg Co. (Food)	732	36,973
KeyCorp (Banks)	6,344	50,498
Kimberly-Clark Corp. (Household Products/Wares)	1,220	79,361
Kimco Realty Corp. (REIT)	2,928	46,116
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,708	17,012
KLA -Tencor Corp. (Semiconductors)	732	25,788
Kraft Foods, Inc. (Food)	12,444	384,022
Kroger Co. (Food)	4,636	100,416
L-3 Communications Holdings, Inc. (Aerospace/Defense)	732	52,902
Legg Mason, Inc. (Diversified Financial Services)	732	22,187
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	976	22,214

See accompanying notes to the Schedules of Portfolio Investments.

Lennar Corp. - Class A (Home Builders)	1,220	18,764
Leucadia National Corp.* (Holding Companies - Diversified)	976	23,053
Lexmark International, Inc. - Class A* (Computers)	488	21,775
Limited, Inc. (Retail)	976	26,137
Lincoln National Corp. (Insurance)	2,196	52,528
Lockheed Martin Corp. (Aerospace/Defense)	2,196	156,531
Loews Corp. (Insurance)	2,196	83,228
Lorillard, Inc. (Agriculture)	732	58,787
Lowe’s Cos., Inc. (Retail)	10,004	222,989
LSI Logic Corp.* (Semiconductors)	2,440	11,126
M&T Bank Corp. (Banks)	488	39,923
Macy’s, Inc. (Retail)	2,928	67,608
Marathon Oil Corp. (Oil & Gas)	5,124	169,604
Marriott International, Inc. - Class A (Lodging)	732	26,239
Marsh & McLennan Cos., Inc. (Insurance)	3,904	94,164
Marshall & Ilsley Corp. (Banks)	3,660	25,766
Masco Corp. (Building Materials)	2,440	26,864
Mattel, Inc. (Toys/Games/Hobbies)	976	22,897
McCormick & Co., Inc. (Food)	488	20,516
McDonald’s Corp. (Retail)	3,660	272,707
McGraw-Hill Cos., Inc. (Media)	976	32,267
McKesson Corp. (Commercial Services)	1,952	120,595
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	732	41,658
MEMC Electronic Materials, Inc.* (Semiconductors)	1,708	20,359
Merck & Co., Inc. (Pharmaceuticals)	10,492	386,210
Meredith Corp. (Media)	244	8,128
MetLife, Inc. (Insurance)	6,344	243,927
MetroPCS Communications, Inc.* (Telecommunications)	1,952	20,418
Microchip Technology, Inc. (Semiconductors)	488	15,348
Micron Technology, Inc.* (Semiconductors)	3,172	22,870
Molex, Inc. (Electrical Components & Equipment)	976	20,428
Molson Coors Brewing Co. - Class B (Beverages)	1,220	57,608
Monster Worldwide, Inc.* (Internet)	488	6,324
Moody’s Corp. (Commercial Services)	732	18,285
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	10,004	246,899
Motorola, Inc.* (Telecommunications)	16,592	141,530
Murphy Oil Corp. (Oil & Gas)	488	30,217
Nabors Industries, Ltd.* (Oil & Gas)	732	13,220
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	976	18,964
National Semiconductor Corp. (Semiconductors)	976	12,464
Newell Rubbermaid, Inc. (Housewares)	1,952	34,765
News Corp. - Class A (Media)	9,028	117,906
NextEra Energy, Inc. (Electric)	2,928	159,254
Nicor, Inc. (Gas)	244	11,180
NIKE, Inc. - Class B (Apparel)	1,220	97,771
NiSource, Inc. (Electric)	1,952	33,965
Norfolk Southern Corp. (Transportation)	1,464	87,123
Northeast Utilities System (Electric)	1,220	36,075
Northern Trust Corp. (Banks)	732	35,312
Northrop Grumman Corp. (Aerospace/Defense)	2,196	133,143
Novell, Inc.* (Software)	2,440	14,567
Novellus Systems, Inc.* (Semiconductors)	244	6,486
NRG Energy, Inc.* (Electric)	732	15,240
Nucor Corp. (Iron/Steel)	976	37,283
NYSE Euronext (Diversified Financial Services)	488	13,942
Office Depot, Inc.* (Retail)	1,952	8,979
Omnicom Group, Inc. (Advertising)	732	28,899
ONEOK, Inc. (Gas)	732	32,969
Owens-Illinois, Inc.* (Packaging & Containers)	488	13,693
PACCAR, Inc. (Auto Manufacturers)	2,684	129,235
Pactiv Corp.* (Packaging & Containers)	488	16,094
Pall Corp. (Miscellaneous Manufacturing)	488	20,320
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,220	85,473
Patterson Cos., Inc. (Healthcare - Products)	244	6,991
Paychex, Inc. (Commercial Services)	976	26,830
People’s United Financial, Inc. (Banks)	2,684	35,134
Pepco Holdings, Inc. (Electric)	1,708	31,769
PerkinElmer, Inc. (Electronics)	732	16,938
Pfizer, Inc. (Pharmaceuticals)	57,096	980,338
PG&E Corp. (Electric)	2,684	121,907
Philip Morris International, Inc. (Commercial Services)	7,320	410,066
Pinnacle West Capital Corp. (Electric)	732	30,210
Pitney Bowes, Inc. (Office/Business Equipment)	1,464	31,300
Plum Creek Timber Co., Inc. (Forest Products & Paper)	732	25,840
PNC Financial Services Group (Banks)	3,660	189,991
PPG Industries, Inc. (Chemicals)	488	35,526
PPL Corp. (Electric)	3,416	93,018
Principal Financial Group, Inc. (Insurance)	976	25,298
Procter & Gamble Co. (Cosmetics/Personal Care)	12,200	731,634
Progress Energy, Inc. (Electric)	2,196	97,546
Progressive Corp. (Insurance)	4,636	96,753
Prudential Financial, Inc. (Insurance)	1,464	79,320
Public Service Enterprise Group, Inc. (Electric)	3,660	121,073
Public Storage, Inc. (REIT)	488	47,356
Pulte Group, Inc.* (Home Builders)	2,440	21,374
QEP Resources, Inc. (Oil & Gas)	488	14,708
Quanta Services, Inc.* (Commercial Services)	1,464	27,933
Quest Diagnostics, Inc. (Healthcare - Services)	488	24,629

See accompanying notes to the Schedules of Portfolio Investments.

Qwest Communications International, Inc. (Telecommunications)	12,444	78,024
R.R. Donnelley & Sons Co. (Commercial Services)	1,464	24,829
RadioShack Corp. (Retail)	976	20,818
Raytheon Co. (Aerospace/Defense)	2,684	122,686
Regions Financial Corp. (Banks)	9,028	65,634
Republic Services, Inc. (Environmental Control)	1,220	37,198
Reynolds American, Inc. (Agriculture)	1,220	72,456
Robert Half International, Inc. (Commercial Services)	488	12,688
Rockwell Automation, Inc. (Machinery - Diversified)	488	30,124
Roper Industries, Inc. (Miscellaneous Manufacturing)	244	15,904
Ryder System, Inc. (Transportation)	488	20,872
Safeway, Inc. (Food)	2,684	56,793
SAIC, Inc.* (Commercial Services)	2,196	35,092
SanDisk Corp.* (Computers)	732	26,828
Sara Lee Corp. (Food)	4,636	62,261
SCANA Corp. (Electric)	732	29,514
Scripps Networks Interactive - Class A (Entertainment)	244	11,610
Sealed Air Corp. (Packaging & Containers)	1,220	27,426
Sears Holdings Corp.* (Retail)	244	17,602
Sempra Energy (Gas)	1,708	91,890
Sherwin-Williams Co. (Chemicals)	488	36,668
SLM Corp.* (Diversified Financial Services)	3,416	39,455
Snap-on, Inc. (Hand/Machine Tools)	488	22,697
Southern Co. (Electric)	5,856	218,077
Southwest Airlines Co. (Airlines)	5,368	70,160
Spectra Energy Corp. (Pipelines)	4,636	104,542
Sprint Nextel Corp.* (Telecommunications)	21,228	98,286
Stanley Black & Decker, Inc. (Hand/Machine Tools)	488	29,905
Staples, Inc. (Retail)	1,952	40,836
State Street Corp. (Banks)	3,660	137,836
Sunoco, Inc. (Oil & Gas)	976	35,624
SunTrust Banks, Inc. (Banks)	3,660	94,538
SuperValu, Inc. (Food)	1,464	16,880
Symantec Corp.* (Internet)	1,952	29,612
Sysco Corp. (Food)	4,148	118,301
Target Corp. (Retail)	5,124	273,827
TECO Energy, Inc. (Electric)	1,464	25,356
Tellabs, Inc. (Telecommunications)	1,708	12,725
Tenet Healthcare Corp.* (Healthcare - Services)	3,416	16,124
Tesoro Petroleum Corp. (Oil & Gas)	976	13,039
Texas Instruments, Inc. (Semiconductors)	3,172	86,088
Textron, Inc. (Miscellaneous Manufacturing)	1,952	40,133
The AES Corp.* (Electric)	1,952	22,155
The Charles Schwab Corp. (Diversified Financial Services)	3,660	50,874
The Dow Chemical Co. (Chemicals)	8,296	227,808
The Gap, Inc. (Retail)	1,464	27,289
The Goldman Sachs Group, Inc. (Diversified Financial Services)	2,196	317,498
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,708	18,361
The Hershey Co. (Food)	732	34,836
The New York Times Co. - Class A* (Media)	732	5,666
The Travelers Cos., Inc. (Insurance)	3,416	177,974
The Williams Cos., Inc. (Pipelines)	4,148	79,268
Thermo Fisher Scientific, Inc.* (Electronics)	976	46,731
Time Warner Cable, Inc. (Media)	2,440	131,736
Time Warner, Inc. (Media)	8,052	246,794
Titanium Metals Corp.* (Mining)	732	14,611
Torchmark Corp. (Insurance)	488	25,932
Total System Services, Inc. (Software)	732	11,156
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,952	71,697
Tyson Foods, Inc. - Class A (Food)	2,196	35,180
U.S. Bancorp (Banks)	13,664	295,416
Union Pacific Corp. (Transportation)	1,464	119,755
United Parcel Service, Inc. - Class B (Transportation)	3,904	260,358
United States Steel Corp. (Iron/Steel)	976	42,788
UnitedHealth Group, Inc. (Healthcare - Services)	3,416	119,936
UnumProvident Corp. (Insurance)	2,440	54,046
V.F. Corp. (Apparel)	244	19,769
Valero Energy Corp. (Oil & Gas)	3,904	68,359
VeriSign, Inc.* (Internet)	732	23,234
Verizon Communications, Inc. (Telecommunications)	20,008	652,061
Vornado Realty Trust (REIT)	732	62,608
Vulcan Materials Co. (Building Materials)	976	36,034
Wal-Mart Stores, Inc. (Retail)	14,152	757,415
Walgreen Co. (Retail)	2,684	89,914
Walt Disney Co. (Media)	13,664	452,415
Waste Management, Inc. (Environmental Control)	3,416	122,088
WellPoint, Inc.* (Healthcare - Services)	2,928	165,842
Wells Fargo & Co. (Banks)	37,088	932,021
Weyerhaeuser Co. (Forest Products & Paper)	2,684	42,300
Whirlpool Corp. (Home Furnishings)	488	39,508
Windstream Corp. (Telecommunications)	1,952	23,990
Wisconsin Energy Corp. (Electric)	732	42,310
Xcel Energy, Inc. (Electric)	3,172	72,861
Xerox Corp. (Office/Business Equipment)	9,760	101,016
Yahoo!, Inc.* (Internet)	4,392	62,235

See accompanying notes to the Schedules of Portfolio Investments.

Zions Bancorp (Banks)	1,220	26,059

TOTAL COMMON STOCKS
(Cost $29,403,950)		36,553,598

TOTAL INVESTMENT SECURITIES
(Cost $29,403,950)—100.2%		36,553,598
Net other assets (liabilities)—(0.2)%		(63,291)

NET ASSETS—100.0%		$36,490,307

* Non-income producing security

ProFund VP Large-Cap Value invested in the following industries as of September 30, 2010:

		% of
	Value	Net Assets

Advertising	$63,161	0.2%
Aerospace/Defense	752,955	2.1%
Agriculture	525,381	1.4%
Airlines	70,160	0.2%
Apparel	117,540	0.3%
Auto Manufacturers	335,308	0.9%
Auto Parts & Equipment	167,201	0.4%
Banks	3,364,228	9.2%
Beverages	158,051	0.4%
Biotechnology	243,900	0.7%
Building Materials	62,898	0.2%
Chemicals	543,965	1.5%
Commercial Services	726,856	2.0%
Computers	431,303	1.2%
Cosmetics/Personal Care	731,634	2.0%
Distribution/Wholesale	54,400	0.1%
Diversified Financial Services	2,776,986	7.6%
Electric	2,375,587	6.5%
Electrical Components & Equipment	187,466	0.5%
Electronics	125,476	0.3%
Engineering & Construction	98,198	0.3%
Entertainment	25,713	0.1%
Environmental Control	159,286	0.4%
Food	1,141,029	3.1%
Forest Products & Paper	99,982	0.3%
Gas	136,039	0.4%
Hand/Machine Tools	52,602	0.1%
Healthcare - Products	870,344	2.4%
Healthcare - Services	501,391	1.4%
Holding Companies - Diversified	23,053	0.1%
Home Builders	61,844	0.2%
Home Furnishings	39,508	0.1%
Household Products/Wares	187,160	0.5%
Housewares	34,765	0.1%
Insurance	2,153,467	5.9%
Internet	121,405	0.3%
Iron/Steel	94,775	0.2%
Leisure Time	135,081	0.4%
Lodging	26,239	0.1%
Machinery - Diversified	176,485	0.5%
Media	1,435,398	3.9%
Mining	103,256	0.3%
Miscellaneous Manufacturing	1,904,846	5.2%
Office/Business Equipment	132,316	0.4%
Oil & Gas	3,555,645	9.7%
Oil & Gas Services	104,898	0.3%
Packaging & Containers	94,813	0.3%
Pharmaceuticals	2,181,240	6.0%
Pipelines	214,017	0.6%
REIT	400,982	1.1%
Retail	2,846,017	7.8%
Semiconductors	746,116	2.0%
Software	245,133	0.7%
Telecommunications	1,788,494	4.9%
Textiles	26,889	0.1%
Toys/Games/Hobbies	22,897	0.1%
Transportation	797,819	2.2%
Other**	(63,291)	(0.2)%

Total	$36,490,307	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Growth	September 30, 2010
(unaudited)

	Shares	Value

Common Stocks (100.1%)
3M Co. (Miscellaneous Manufacturing)	2,628	$227,874
Abbott Laboratories (Pharmaceuticals)	5,475	286,014
Abercrombie & Fitch Co. - Class A (Retail)	657	25,833
Adobe Systems, Inc.* (Software)	3,504	91,630
Advanced Micro Devices, Inc.* (Semiconductors)	1,971	14,014
AFLAC, Inc. (Insurance)	1,095	56,622
Agilent Technologies, Inc.* (Electronics)	1,095	36,540
Air Products & Chemicals, Inc. (Chemicals)	876	72,550
Airgas, Inc. (Chemicals)	219	14,881
AK Steel Holding Corp. (Iron/Steel)	438	6,049
Akamai Technologies, Inc.* (Internet)	1,095	54,947
Allegheny Technologies, Inc. (Iron/Steel)	438	20,345
Allergan, Inc. (Pharmaceuticals)	1,971	131,131
Altera Corp. (Semiconductors)	1,971	59,445
Altria Group, Inc. (Agriculture)	4,161	99,947
Amazon.com, Inc.* (Internet)	2,409	378,358
American Express Co. (Diversified Financial Services)	6,789	285,342
American Tower Corp.* (Telecommunications)	2,628	134,711
Ameriprise Financial, Inc. (Diversified Financial Services)	876	41,461
Amgen, Inc.* (Biotechnology)	3,285	181,036
Amphenol Corp. - Class A (Electronics)	1,095	53,633
Anadarko Petroleum Corp. (Oil & Gas)	3,285	187,409
Analog Devices, Inc. (Semiconductors)	1,095	34,361
Apache Corp. (Oil & Gas)	2,409	235,504
Apartment Investment and Management Co. - Class A (REIT)	219	4,682
Apollo Group, Inc. - Class A* (Commercial Services)	876	44,983
Apple Computer, Inc.* (Computers)	5,913	1,677,814
Applied Materials, Inc. (Semiconductors)	2,847	33,253
AT&T, Inc. (Telecommunications)	19,491	557,443
Autodesk, Inc.* (Software)	1,533	49,010
Automatic Data Processing, Inc. (Software)	1,314	55,227
AutoZone, Inc.* (Retail)	219	50,131
Avalonbay Communities, Inc. (REIT)	219	22,761
Avon Products, Inc. (Cosmetics/Personal Care)	2,847	91,417
Baker Hughes, Inc. (Oil & Gas Services)	2,847	121,282
Ball Corp. (Packaging & Containers)	438	25,776
Bard (C.R.), Inc. (Healthcare - Products)	438	35,666
Baxter International, Inc. (Healthcare - Products)	1,971	94,036
Becton, Dickinson & Co. (Healthcare - Products)	876	64,912
Bed Bath & Beyond, Inc.* (Retail)	1,752	76,054
Berkshire Hathaway, Inc. - Class B* (Insurance)	6,351	525,101
Best Buy Co., Inc. (Retail)	2,190	89,418
Biogen Idec, Inc.* (Biotechnology)	1,533	86,032
BMC Software, Inc.* (Software)	1,095	44,326
Boeing Co. (Aerospace/Defense)	1,971	131,150
Boston Properties, Inc. (REIT)	438	36,407
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,037	136,553
Broadcom Corp. - Class A (Semiconductors)	2,847	100,755
Brown-Forman Corp. (Beverages)	438	26,998
C.H. Robinson Worldwide, Inc. (Transportation)	657	45,937
CA, Inc. (Software)	1,533	32,377
Cabot Oil & Gas Corp. (Oil & Gas)	438	13,188
Cameron International Corp.* (Oil & Gas Services)	1,533	65,858
Campbell Soup Co. (Food)	657	23,488
Carmax, Inc.* (Retail)	1,533	42,709
Caterpillar, Inc. (Machinery - Construction & Mining)	4,161	327,387
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	1,971	36,030
CBS Corp. - Class B (Media)	1,971	31,260
Celgene Corp.* (Biotechnology)	3,066	176,632
Cephalon, Inc.* (Pharmaceuticals)	219	13,674
Cerner Corp.* (Software)	438	36,788
CF Industries Holdings, Inc. (Chemicals)	438	41,829
CIGNA Corp. (Insurance)	1,752	62,687
Cisco Systems, Inc.* (Telecommunications)	37,449	820,133
Citrix Systems, Inc.* (Software)	1,314	89,667
Cliffs Natural Resources, Inc. (Iron/Steel)	876	55,994
Clorox Co. (Household Products/Wares)	438	29,241
CME Group, Inc. (Diversified Financial Services)	438	114,077
Coach, Inc. (Apparel)	1,971	84,674
Coca-Cola Co. (Beverages)	15,111	884,296
Coca-Cola Enterprises, Inc. (Beverages)	1,095	33,945
Cognizant Technology Solutions Corp.* (Computers)	1,971	127,070
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,285	252,485
Computer Sciences Corp. (Computers)	657	30,222
Compuware Corp.* (Software)	657	5,604
ConAgra Foods, Inc. (Food)	1,533	33,634
CONSOL Energy, Inc. (Coal)	1,533	56,660
Corning, Inc. (Telecommunications)	10,293	188,156
CSX Corp. (Transportation)	1,533	84,806
Cummins, Inc. (Machinery - Diversified)	876	79,348
Danaher Corp. (Miscellaneous Manufacturing)	3,504	142,297
Darden Restaurants, Inc. (Retail)	657	28,106
DaVita, Inc.* (Healthcare - Services)	657	45,353
Deere & Co. (Machinery - Diversified)	1,533	106,973
Denbury Resources, Inc.* (Oil & Gas)	2,628	41,759
DENTSPLY International, Inc. (Healthcare - Products)	657	21,004

See accompanying notes to the Schedules of Portfolio Investments.

Devon Energy Corp. (Oil & Gas)	1,095	70,890
DeVry, Inc. (Commercial Services)	438	21,554
Diamond Offshore Drilling, Inc. (Oil & Gas)	438	29,683
DIRECTV - Class A* (Media)	5,694	237,041
Discovery Communications, Inc. - Class A* (Media)	1,533	66,762
Dover Corp. (Miscellaneous Manufacturing)	657	34,302
Dr. Pepper Snapple Group, Inc. (Beverages)	876	31,116
Dun & Bradstreet Corp. (Software)	438	32,473
E.I. du Pont de Nemours & Co. (Chemicals)	3,285	146,577
eBay, Inc.* (Internet)	7,665	187,026
Ecolab, Inc. (Chemicals)	1,533	77,784
El Paso Corp. (Pipelines)	2,409	29,823
Electronic Arts, Inc.* (Software)	876	14,393
Eli Lilly & Co. (Pharmaceuticals)	3,504	128,001
EMC Corp.* (Computers)	13,578	275,769
Emerson Electric Co. (Electrical Components & Equipment)	1,971	103,793
EOG Resources, Inc. (Oil & Gas)	1,752	162,883
EQT Corp. (Oil & Gas)	438	15,794
Equifax, Inc. (Commercial Services)	438	13,666
Equity Residential (REIT)	657	31,253
Exelon Corp. (Electric)	1,752	74,600
Expedia, Inc. (Internet)	1,314	37,068
Expeditors International of Washington, Inc. (Transportation)	657	30,373
Express Scripts, Inc.* (Pharmaceuticals)	3,504	170,645
Exxon Mobil Corp. (Oil & Gas)	17,739	1,096,093
Fastenal Co. (Distribution/Wholesale)	876	46,594
Federated Investors, Inc. - Class B (Diversified Financial Services)	657	14,953
First Horizon National Corp.* (Banks)	0	0
First Solar, Inc.* (Energy - Alternate Sources)	438	64,539
Fiserv, Inc.* (Software)	657	35,360
FLIR Systems, Inc.* (Electronics)	1,095	28,142
Flowserve Corp. (Machinery - Diversified)	438	47,926
FMC Corp. (Chemicals)	438	29,964
FMC Technologies, Inc.* (Oil & Gas Services)	876	59,822
Ford Motor Co.* (Auto Manufacturers)	7,008	85,778
Forest Laboratories, Inc.* (Pharmaceuticals)	1,314	40,642
Franklin Resources, Inc. (Diversified Financial Services)	438	46,822
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	3,066	261,806
GameStop Corp. - Class A* (Retail)	657	12,949
Gannett Co., Inc. (Media)	438	5,357
General Dynamics Corp. (Aerospace/Defense)	1,314	82,532
General Mills, Inc. (Food)	2,190	80,023
Genzyme Corp.* (Biotechnology)	876	62,012
Gilead Sciences, Inc.* (Pharmaceuticals)	5,475	194,965
Goodrich Corp. (Aerospace/Defense)	876	64,587
Google, Inc. - Class A* (Internet)	1,533	806,036
H & R Block, Inc. (Commercial Services)	657	8,508
Halliburton Co. (Oil & Gas Services)	3,066	101,393
Harley-Davidson, Inc. (Leisure Time)	1,095	31,142
Harman International Industries, Inc.* (Home Furnishings)	438	14,634
Harris Corp. (Telecommunications)	438	19,399
Hasbro, Inc. (Toys/Games/Hobbies)	876	38,991
HCP, Inc. (REIT)	1,971	70,917
Health Care REIT, Inc. (REIT)	219	10,367
Heinz (H.J.) Co. (Food)	1,095	51,870
Helmerich & Payne, Inc. (Oil & Gas)	657	26,582
Hewlett-Packard Co. (Computers)	10,293	433,027
Honeywell International, Inc. (Miscellaneous Manufacturing)	5,037	221,326
Hospira, Inc.* (Pharmaceuticals)	1,095	62,426
Hudson City Bancorp, Inc. (Savings & Loans)	3,504	42,959
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,190	102,974
Intel Corp. (Semiconductors)	15,987	307,430
IntercontinentalExchange, Inc.* (Diversified Financial Services)	438	45,867
International Business Machines Corp. (Computers)	8,322	1,116,313
International Flavors & Fragrances, Inc. (Chemicals)	438	21,252
International Game Technology (Entertainment)	1,095	15,823
International Paper Co. (Forest Products & Paper)	1,533	33,343
Intuit, Inc.* (Software)	1,752	76,755
Intuitive Surgical, Inc.* (Healthcare - Products)	219	62,139
Invesco, Ltd. (Diversified Financial Services)	3,066	65,091
Iron Mountain, Inc. (Commercial Services)	657	14,677
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,095	51,279
Janus Capital Group, Inc. (Diversified Financial Services)	1,314	14,388
JDS Uniphase Corp.* (Telecommunications)	876	10,854
Johnson & Johnson (Healthcare - Products)	9,636	597,047
Juniper Networks, Inc.* (Telecommunications)	3,504	106,346
Kellogg Co. (Food)	1,095	55,308
Kimberly-Clark Corp. (Household Products/Wares)	1,533	99,722
KLA -Tencor Corp. (Semiconductors)	438	15,431
Kohls Corp.* (Retail)	1,971	103,832
Laboratory Corp. of America Holdings* (Healthcare - Services)	657	51,529
Legg Mason, Inc. (Diversified Financial Services)	219	6,638
Leucadia National Corp.* (Holding Companies - Diversified)	438	10,346
Life Technologies Corp.* (Biotechnology)	1,095	51,126
Limited, Inc. (Retail)	876	23,459

See accompanying notes to the Schedules of Portfolio Investments.

Linear Technology Corp. (Semiconductors)	1,533	47,109
Lorillard, Inc. (Agriculture)	438	35,176
LSI Logic Corp.* (Semiconductors)	1,971	8,988
Marriott International, Inc. - Class A (Lodging)	1,314	47,092
Massey Energy Co. (Coal)	657	20,380
MasterCard, Inc. - Class A (Software)	657	147,168
Mattel, Inc. (Toys/Games/Hobbies)	1,314	30,826
McAfee, Inc.* (Internet)	1,095	51,750
McCormick & Co., Inc. (Food)	438	18,414
McDonald’s Corp. (Retail)	3,723	277,401
McGraw-Hill Cos., Inc. (Media)	1,095	36,201
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	657	37,390
MeadWestvaco Corp. (Forest Products & Paper)	1,095	26,696
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,847	148,215
Medtronic, Inc. (Healthcare - Products)	7,008	235,329
Merck & Co., Inc. (Pharmaceuticals)	10,512	386,947
Microchip Technology, Inc. (Semiconductors)	657	20,663
Micron Technology, Inc.* (Semiconductors)	2,628	18,948
Microsoft Corp. (Software)	49,932	1,222,835
Monsanto Co. (Agriculture)	3,504	167,947
Monster Worldwide, Inc.* (Internet)	438	5,676
Moody’s Corp. (Commercial Services)	657	16,412
Murphy Oil Corp. (Oil & Gas)	657	40,681
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,971	37,075
Nabors Industries, Ltd.* (Oil & Gas)	1,095	19,776
National Oilwell Varco, Inc. (Oil & Gas Services)	2,847	126,606
National Semiconductor Corp. (Semiconductors)	657	8,390
NetApp, Inc.* (Computers)	2,409	119,944
Newmont Mining Corp. (Mining)	3,285	206,331
News Corp. - Class A (Media)	6,789	88,664
NIKE, Inc. - Class B (Apparel)	1,533	122,855
Noble Energy, Inc. (Oil & Gas)	1,095	82,224
Nordstrom, Inc. (Retail)	1,095	40,734
Norfolk Southern Corp. (Transportation)	1,095	65,163
Northern Trust Corp. (Banks)	1,095	52,823
Novellus Systems, Inc.* (Semiconductors)	219	5,821
NRG Energy, Inc.* (Electric)	1,095	22,798
Nucor Corp. (Iron/Steel)	1,314	50,195
NVIDIA Corp.* (Semiconductors)	3,723	43,485
NYSE Euronext (Diversified Financial Services)	1,095	31,284
O’Reilly Automotive, Inc.* (Retail)	876	46,603
Occidental Petroleum Corp. (Oil & Gas)	5,256	411,545
Omnicom Group, Inc. (Advertising)	1,314	51,877
Oracle Corp. (Software)	25,404	682,097
Owens-Illinois, Inc.* (Packaging & Containers)	657	18,435
Pactiv Corp.* (Packaging & Containers)	438	14,445
Pall Corp. (Miscellaneous Manufacturing)	438	18,238
Patterson Cos., Inc. (Healthcare - Products)	438	12,549
Paychex, Inc. (Commercial Services)	1,095	30,102
Peabody Energy Corp. (Coal)	1,752	85,866
PepsiCo, Inc. (Beverages)	10,512	698,417
Philip Morris International, Inc. (Commercial Services)	5,256	294,441
Pioneer Natural Resources Co. (Oil & Gas)	657	42,725
Plum Creek Timber Co., Inc. (Forest Products & Paper)	438	15,461
Polo Ralph Lauren Corp. (Apparel)	438	39,359
PPG Industries, Inc. (Chemicals)	657	47,830
Praxair, Inc. (Chemicals)	1,971	177,902
Precision Castparts Corp. (Metal Fabricate/Hardware)	876	111,559
Priceline.com, Inc.* (Internet)	219	76,286
Principal Financial Group, Inc. (Insurance)	1,314	34,059
Procter & Gamble Co. (Cosmetics/Personal Care)	7,446	446,537
ProLogis (REIT)	3,066	36,117
Prudential Financial, Inc. (Insurance)	1,752	94,923
Public Storage, Inc. (REIT)	438	42,504
QEP Resources, Inc. (Oil & Gas)	657	19,802
QLogic Corp.* (Semiconductors)	657	11,589
Qualcomm, Inc. (Telecommunications)	10,512	474,301
Quest Diagnostics, Inc. (Healthcare - Services)	657	33,159
Range Resources Corp. (Oil & Gas)	1,095	41,752
Red Hat, Inc.* (Software)	1,314	53,874
Republic Services, Inc. (Environmental Control)	876	26,709
Robert Half International, Inc. (Commercial Services)	438	11,388
Rockwell Automation, Inc. (Machinery - Diversified)	438	27,038
Rockwell Collins, Inc. (Aerospace/Defense)	1,095	63,784
Roper Industries, Inc. (Miscellaneous Manufacturing)	438	28,549
Ross Stores, Inc. (Retail)	876	47,847
Rowan Cos., Inc.* (Oil & Gas)	657	19,947
Salesforce.com, Inc.* (Software)	876	97,937
SanDisk Corp.* (Computers)	876	32,105
Schlumberger, Ltd. (Oil & Gas Services)	8,979	553,196
Scripps Networks Interactive - Class A (Entertainment)	219	10,420
Sherwin-Williams Co. (Chemicals)	219	16,456
Sigma-Aldrich Corp. (Chemicals)	876	52,893
Simon Property Group, Inc. (REIT)	1,971	182,791
Southwestern Energy Co.* (Oil & Gas)	2,190	73,234
St. Jude Medical, Inc.* (Healthcare - Products)	2,190	86,155
Stanley Black & Decker, Inc. (Hand/Machine Tools)	657	40,261
Staples, Inc. (Retail)	3,066	64,141
Starbucks Corp. (Retail)	4,818	123,244

See accompanying notes to the Schedules of Portfolio Investments.

Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,314	69,051
Stericycle, Inc.* (Environmental Control)	657	45,648
Stryker Corp. (Healthcare - Products)	2,190	109,609
Symantec Corp.* (Internet)	3,504	53,156
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,752	87,714
Tellabs, Inc. (Telecommunications)	876	6,526
Teradata Corp.* (Computers)	1,095	42,223
Teradyne, Inc.* (Semiconductors)	1,095	12,198
Texas Instruments, Inc. (Semiconductors)	5,037	136,704
The AES Corp.* (Electric)	2,628	29,828
The Charles Schwab Corp. (Diversified Financial Services)	3,066	42,617
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	657	41,542
The Gap, Inc. (Retail)	1,533	28,575
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,314	189,978
The Hershey Co. (Food)	438	20,844
Thermo Fisher Scientific, Inc.* (Electronics)	1,752	83,886
Tiffany & Co. (Retail)	876	41,163
TJX Cos., Inc. (Retail)	2,628	117,288
Total System Services, Inc. (Software)	438	6,675
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,533	56,307
Union Pacific Corp. (Transportation)	1,971	161,228
United Parcel Service, Inc. - Class B (Transportation)	3,066	204,472
United Technologies Corp. (Aerospace/Defense)	6,132	436,782
UnitedHealth Group, Inc. (Healthcare - Services)	4,161	146,093
Urban Outfitters, Inc.* (Retail)	876	27,541
V.F. Corp. (Apparel)	219	17,743
Varian Medical Systems, Inc.* (Healthcare - Products)	876	52,998
Ventas, Inc. (REIT)	1,095	56,469
VeriSign, Inc.* (Internet)	438	13,902
Viacom, Inc. - Class B (Media)	3,942	142,661
Visa, Inc. - Class A (Commercial Services)	3,285	243,944
Vornado Realty Trust (REIT)	438	37,462
W.W. Grainger, Inc. (Distribution/Wholesale)	438	52,170
Walgreen Co. (Retail)	3,942	132,057
Waters Corp.* (Electronics)	657	46,502
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	657	27,798
Western Digital Corp.* (Computers)	1,533	43,522
Western Union Co. (Commercial Services)	4,380	77,395
Weyerhaeuser Co. (Forest Products & Paper)	876	13,806
Whole Foods Market, Inc.* (Food)	876	32,508
Windstream Corp. (Telecommunications)	1,314	16,149
Wyndham Worldwide Corp. (Lodging)	1,095	30,080
Wynn Resorts, Ltd. (Lodging)	438	38,005
Xilinx, Inc. (Semiconductors)	1,752	46,621
XL Group PLC (Insurance)	2,190	47,435
Yahoo!, Inc.* (Internet)	4,599	65,168
YUM! Brands, Inc. (Retail)	3,066	141,220
Zimmer Holdings, Inc.* (Healthcare - Products)	1,314	68,762

TOTAL COMMON STOCKS
(Cost $25,142,768)		34,135,739

	Principal
	Amount	Value

Repurchase Agreements (0.4%)
Bank of America, 0.12%, 10/1/10, dated 9/30/10, with a repurchase price of $40,000 (Collateralized by $37,100 Federal Home Loan Mortgage Corp., 3.50%, 5/15/20, market value $40,810)	$40,000	$40,000
Deutsche Bank, 0.19%, 10/1/10, dated 9/30/10, with a repurchase price of $6,000 (Collateralized by $7,000 U.S. Treasury Notes, 0.58%, 2/3/12, market value $7,006)	6,000	6,000
HSBC, 0.20%, 10/1/10, dated 9/30/10, with a repurchase price of $77,000 (Collateralized by $78,000 Federal Home Loan Mortgage Corp., 1.00%, 11/23/11, market value $78,774)	77,000	77,000
UBS, 0.18%, 10/1/10, dated 9/30/10, with a repurchase price of $1,000 (Collateralized by $1,000 Federal Home Loan Bank, 1.88%, 6/15/12, market value $1,031)	1,000	1,000
UMB, 0.12%, 10/1/10, dated 9/30/10, with a repurchase price of $13,000 (Collateralized by $13,200 Federal Home Loan Mortgage Corp., 0.88%, 4/30/11, market value $13,299)	13,000	13,000

TOTAL REPURCHASE AGREEMENTS
(Cost $137,000)		137,000

TOTAL INVESTMENT SECURITIES
(Cost $25,279,768)—100.5%		34,272,739
Net other assets (liabilities)—(0.5)%		(176,376)

NET ASSETS—100.0%		$34,096,363

* Non-income producing security
See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Large-Cap Growth invested in the following industries as of September 30, 2010:

		% of
	Value	Net Assets

Advertising	$51,877	0.2%
Aerospace/Defense	778,835	2.3%
Agriculture	303,070	0.9%
Apparel	264,631	0.8%
Auto Manufacturers	85,778	0.2%
Banks	52,823	0.2%
Beverages	1,674,772	4.9%
Biotechnology	556,838	1.6%
Chemicals	699,918	2.1%
Coal	162,906	0.5%
Commercial Services	777,070	2.3%
Computers	3,898,009	11.4%
Cosmetics/Personal Care	831,981	2.4%
Distribution/Wholesale	98,764	0.3%
Diversified Financial Services	986,232	2.9%
Electric	127,226	0.4%
Electrical Components & Equipment	103,793	0.3%
Electronics	248,703	0.7%
Energy - Alternate Sources	64,539	0.2%
Entertainment	26,243	0.1%
Environmental Control	72,357	0.2%
Food	316,089	0.9%
Forest Products & Paper	89,306	0.3%
Hand/Machine Tools	40,261	0.1%
Healthcare - Products	1,440,206	4.2%
Healthcare - Services	276,134	0.8%
Holding Companies - Diversified	10,346	NM
Home Furnishings	14,634	NM
Household Products/Wares	128,963	0.4%
Insurance	820,827	2.4%
Internet	1,729,373	5.1%
Iron/Steel	132,583	0.4%
Leisure Time	31,142	0.1%
Lodging	184,228	0.5%
Machinery - Construction & Mining	327,387	1.0%
Machinery - Diversified	261,285	0.8%
Media	607,946	1.8%
Metal Fabricate/Hardware	111,559	0.3%
Mining	468,137	1.4%
Miscellaneous Manufacturing	883,146	2.6%
Oil & Gas	2,631,471	7.7%
Oil & Gas Services	1,028,157	3.0%
Packaging & Containers	58,656	0.2%
Pharmaceuticals	1,801,476	5.3%
Pipelines	29,823	0.1%
REIT	531,730	1.6%
Real Estate	36,030	0.1%
Retail	1,540,305	4.5%
Savings & Loans	42,959	0.1%
Semiconductors	925,205	2.7%
Software	2,774,196	8.1%
Telecommunications	2,334,018	6.8%
Toys/Games/Hobbies	69,817	0.2%
Transportation	591,979	1.7%
Other**	(39,376)	(0.1)%

Total	$34,096,363	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Value	September 30, 2010
(unaudited)

	Shares	Value

Common Stocks (99.9%)
99 Cents Only Stores* (Retail)	2,600	$49,088
Aaron’s, Inc. (Commercial Services)	4,200	77,490
ACI Worldwide, Inc.* (Software)	1,200	26,868
Acuity Brands, Inc. (Miscellaneous Manufacturing)	2,400	106,176
Acxiom Corp.* (Software)	4,600	72,956
ADC Telecommunications, Inc.* (Telecommunications)	3,600	45,612
ADTRAN, Inc. (Telecommunications)	1,600	56,480
Advance Auto Parts, Inc. (Retail)	2,200	129,096
Aecom Technology Corp.* (Engineering & Construction)	6,600	160,116
AGCO Corp.* (Machinery - Diversified)	5,200	202,852
AGL Resources, Inc. (Gas)	4,400	168,784
AirTran Holdings, Inc.* (Airlines)	7,600	55,860
Alaska Air Group, Inc.* (Airlines)	2,000	102,060
Albemarle Corp. (Chemicals)	2,000	93,620
Alberto-Culver Co. (Cosmetics/Personal Care)	3,400	128,010
Alexander & Baldwin, Inc. (Transportation)	2,400	83,616
Alexandria Real Estate Equities, Inc. (REIT)	1,600	112,000
Alliant Energy Corp. (Electric)	6,200	225,370
Alliant Techsystems, Inc.* (Aerospace/Defense)	800	60,320
AMB Property Corp. (REIT)	9,600	254,112
American Eagle Outfitters, Inc. (Retail)	3,400	50,864
American Financial Group, Inc. (Insurance)	4,400	134,552
American Greetings Corp. - Class A (Household Products/Wares)	1,400	26,026
AnnTaylor Stores Corp.* (Retail)	1,400	28,336
AOL, Inc.* (Internet)	2,800	69,300
Apollo Investment Corp. (Investment Companies)	7,400	75,702
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,600	73,072
Aqua America, Inc. (Water)	5,000	102,000
Arch Coal, Inc. (Coal)	9,200	245,732
Arrow Electronics, Inc.* (Electronics)	6,600	176,418
Arthur J. Gallagher & Co. (Insurance)	3,800	100,206
Ashland, Inc. (Chemicals)	4,400	214,588
Associated Banc-Corp (Banks)	9,800	129,262
Astoria Financial Corp. (Savings & Loans)	4,600	62,698
Atmel Corp.* (Semiconductors)	15,600	124,176
Atmos Energy Corp. (Gas)	5,000	146,250
Avnet, Inc.* (Electronics)	8,600	232,286
BancorpSouth, Inc. (Banks)	4,200	59,556
Bank of Hawaii Corp. (Banks)	1,600	71,872
Barnes & Noble, Inc. (Retail)	2,200	35,662
Beckman Coulter, Inc. (Healthcare - Products)	1,600	78,064
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	400	36,204
BJ’s Wholesale Club, Inc.* (Retail)	3,000	124,500
Black Hills Corp. (Electric)	2,200	68,640
Bob Evans Farms, Inc. (Retail)	1,800	50,526
BorgWarner, Inc.* (Auto Parts & Equipment)	6,400	336,768
Boyd Gaming Corp.* (Lodging)	3,200	23,200
BRE Properties, Inc. - Class A (REIT)	2,200	91,300
Brinker International, Inc. (Retail)	5,800	109,388
Brown & Brown, Inc. (Insurance)	4,200	84,798
Burger King Holdings, Inc. (Retail)	3,200	76,416
Cabot Corp. (Chemicals)	3,600	117,252
Cadence Design Systems, Inc.* (Computers)	7,800	59,514
Camden Property Trust (REIT)	2,200	105,534
Career Education Corp.* (Commercial Services)	2,400	51,528
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,600	47,920
Carpenter Technology Corp. (Iron/Steel)	2,400	80,904
Cathay Bancorp, Inc. (Banks)	4,400	52,316
Charles River Laboratories International, Inc.* (Biotechnology)	2,000	66,300
Church & Dwight, Inc. (Household Products/Wares)	2,200	142,868
Ciena Corp.* (Telecommunications)	1,600	24,912
Cimarex Energy Co. (Oil & Gas)	2,600	172,068
Cincinnati Bell, Inc.* (Telecommunications)	3,800	10,146
City National Corp. (Banks)	2,600	137,982
Clean Harbors, Inc.* (Environmental Control)	1,200	81,300
Cleco Corp. (Electric)	3,400	100,708
Coldwater Creek, Inc.* (Retail)	3,400	17,918
Commerce Bancshares, Inc. (Banks)	2,600	97,734
Commercial Metals Co. (Metal Fabricate/Hardware)	6,400	92,736
Comstock Resources, Inc.* (Oil & Gas)	1,200	26,988
Con-way, Inc. (Transportation)	3,000	92,970
Convergys Corp.* (Commercial Services)	7,000	73,150
CoreLogic, Inc. (Commercial Services)	5,800	111,128
Corinthian Colleges, Inc.* (Commercial Services)	3,000	21,060
Corn Products International, Inc. (Food)	4,200	157,500
Corporate Office Properties Trust (REIT)	1,600	59,696
Corrections Corp. of America* (Commercial Services)	2,800	69,104
Cousins Properties, Inc. (REIT)	5,832	41,642
Crane Co. (Miscellaneous Manufacturing)	1,000	37,940
Cullen/Frost Bankers, Inc. (Banks)	3,400	183,158
Cytec Industries, Inc. (Chemicals)	2,800	157,864
Deluxe Corp. (Commercial Services)	3,000	57,390
Dick’s Sporting Goods, Inc.* (Retail)	1,800	50,472
Diebold, Inc. (Computers)	3,800	118,142
Digital River, Inc.* (Internet)	600	20,424
Donaldson Co., Inc. (Miscellaneous Manufacturing)	2,200	103,686
DPL, Inc. (Electric)	2,600	67,938
DST Systems, Inc. (Computers)	1,200	53,808
Duke-Weeks Realty Corp. (REIT)	14,200	164,578
Dynegy, Inc.* (Electric)	5,800	28,246

See accompanying notes to the Schedules of Portfolio Investments.

Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,400	79,776
Energen Corp. (Gas)	1,400	64,008
Energizer Holdings, Inc.* (Electrical Components & Equipment)	2,200	147,906
Equity One, Inc. (REIT)	2,400	40,512
Essex Property Trust, Inc. (REIT)	1,000	109,440
Everest Re Group, Ltd. (Insurance)	3,200	276,704
Exterran Holdings, Inc.* (Oil & Gas Services)	3,600	81,756
Fair Isaac Corp. (Software)	2,400	59,184
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,600	24,440
Federal Realty Investment Trust (REIT)	1,800	146,988
Fidelity National Title Group, Inc. - Class A (Insurance)	12,800	201,088
First American Financial Corp. (Insurance)	2,600	38,844
First Niagara Financial Group, Inc. (Savings & Loans)	11,800	137,470
FirstMerit Corp. (Banks)	6,200	113,584
Flowers Foods, Inc. (Food)	2,600	64,584
Foot Locker, Inc. (Retail)	8,800	127,864
Forest Oil Corp.* (Oil & Gas)	3,600	106,920
Frontier Oil Corp. (Oil & Gas)	6,000	80,400
Fulton Financial Corp. (Banks)	11,200	101,472
GATX Corp. (Trucking & Leasing)	2,600	76,232
Gen-Probe, Inc.* (Healthcare - Products)	1,200	58,152
Graco, Inc. (Machinery - Diversified)	1,400	44,422
Granite Construction, Inc. (Engineering & Construction)	2,000	45,480
Great Plains Energy, Inc. (Electric)	7,600	143,640
Greenhill & Co., Inc. (Diversified Financial Services)	600	47,592
Hanesbrands, Inc.* (Apparel)	3,200	82,752
Hanover Insurance Group, Inc. (Insurance)	2,600	122,200
Harsco Corp. (Miscellaneous Manufacturing)	4,600	113,068
Harte-Hanks, Inc. (Advertising)	2,200	25,674
Hawaiian Electric Industries, Inc. (Electric)	5,200	117,208
HCC Insurance Holdings, Inc. (Insurance)	6,600	172,194
Health Management Associates, Inc. - Class A* (Healthcare - Services)	4,800	36,768
Health Net, Inc.* (Healthcare - Services)	5,600	152,264
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,800	31,192
Henry Schein, Inc.* (Healthcare - Products)	2,400	140,592
Herman Miller, Inc. (Office Furnishings)	3,200	62,976
Highwoods Properties, Inc. (REIT)	2,400	77,928
Hill-Rom Holdings, Inc. (Healthcare - Products)	2,600	93,314
HNI Corp. (Office Furnishings)	1,200	34,512
Hologic, Inc.* (Healthcare - Products)	8,400	134,484
Hospitality Properties Trust (REIT)	7,000	156,310
Hubbell, Inc. - Class B (Electrical Components & Equipment)	1,200	60,900
IDACORP, Inc. (Electric)	2,800	100,576
IDEX Corp. (Machinery - Diversified)	2,200	78,122
Immucor, Inc.* (Healthcare - Products)	1,800	35,694
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	8,800	148,368
Integrated Device Technology, Inc.* (Semiconductors)	5,000	29,250
International Bancshares Corp. (Banks)	3,000	50,670
International Rectifier Corp.* (Semiconductors)	2,800	59,052
International Speedway Corp. (Entertainment)	1,600	39,040
Intersil Corp. - Class A (Semiconductors)	3,600	42,084
Intrepid Potash, Inc.* (Chemicals)	1,000	26,070
Jack Henry & Associates, Inc. (Computers)	2,000	51,000
Jefferies Group, Inc. (Diversified Financial Services)	4,000	90,760
JetBlue Airways Corp.* (Airlines)	11,400	76,266
John Wiley & Sons, Inc. (Media)	1,200	49,032
Kansas City Southern Industries, Inc.* (Transportation)	5,800	216,978
KB Home (Home Builders)	3,000	33,990
KBR, Inc. (Engineering & Construction)	8,800	216,832
Kennametal, Inc. (Hand/Machine Tools)	4,600	142,278
Kindred Healthcare, Inc.* (Healthcare - Services)	2,200	28,644
Korn/Ferry International* (Commercial Services)	2,600	43,004
Lam Research Corp.* (Semiconductors)	4,000	167,400
Lancaster Colony Corp. (Miscellaneous Manufacturing)	600	28,500
Landstar System, Inc. (Transportation)	1,600	61,792
Lennox International, Inc. (Building Materials)	1,600	66,704
Liberty Property Trust (REIT)	3,800	121,220
LifePoint Hospitals, Inc.* (Healthcare - Services)	3,000	105,180
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,000	57,820
Louisiana-Pacific Corp.* (Forest Products & Paper)	7,400	56,018
M.D.C. Holdings, Inc. (Home Builders)	2,200	63,866
Mack-Cali Realty Corp. (REIT)	2,400	78,504
Manpower, Inc. (Commercial Services)	4,600	240,120
ManTech International Corp. - Class A* (Software)	600	23,760
Mariner Energy, Inc.* (Oil & Gas)	3,200	77,536
Martin Marietta Materials (Building Materials)	1,600	123,152
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	1,600	56,576

See accompanying notes to the Schedules of Portfolio Investments.

MDU Resources Group, Inc. (Electric)	10,600	211,470
Mentor Graphics Corp.* (Computers)	6,200	65,534
Mercury General Corp. (Insurance)	2,000	81,740
Mine Safety Appliances Co. (Environmental Control)	1,800	48,780
Minerals Technologies, Inc. (Chemicals)	1,000	58,920
Mohawk Industries, Inc.* (Textiles)	3,200	170,560
MSC Industrial Direct Co. - Class A (Retail)	1,200	64,848
National Fuel Gas Co. (Pipelines)	2,800	145,068
Nationwide Health Properties, Inc. (REIT)	3,000	116,010
Navigant Consulting Co.* (Commercial Services)	2,800	32,564
NCR Corp.* (Computers)	9,000	122,670
New York Community Bancorp (Savings & Loans)	24,600	399,750
NewAlliance Bancshares, Inc. (Savings & Loans)	6,000	75,720
NSTAR (Electric)	5,800	228,230
NV Energy, Inc. (Electric)	13,200	173,580
NVR, Inc.* (Home Builders)	400	259,012
OGE Energy Corp. (Electric)	5,600	223,272
Old Republic International Corp. (Insurance)	14,600	202,210
Olin Corp. (Chemicals)	4,400	88,704
OMEGA Healthcare Investors, Inc. (REIT)	2,400	53,880
Omnicare, Inc. (Pharmaceuticals)	6,600	157,608
Overseas Shipholding Group, Inc. (Transportation)	1,600	54,912
Owens & Minor, Inc. (Distribution/Wholesale)	3,600	102,456
Packaging Corp. of America (Packaging & Containers)	3,000	69,510
PacWest Bancorp (Banks)	1,200	22,872
Parametric Technology Corp.* (Software)	4,000	78,160
Patriot Coal Corp.* (Coal)	4,600	52,486
Patterson-UTI Energy, Inc. (Oil & Gas)	8,800	150,304
Pentair, Inc. (Miscellaneous Manufacturing)	5,600	188,328
PetSmart, Inc. (Retail)	2,200	77,000
Pharmaceutical Product Development, Inc. (Commercial Services)	4,000	99,160
Phillips-Van Heusen Corp. (Apparel)	1,200	72,192
Plantronics, Inc. (Telecommunications)	1,400	47,292
PNM Resources, Inc. (Electric)	4,800	54,672
Potlatch Corp. (Forest Products & Paper)	1,400	47,600
Pride International, Inc.* (Oil & Gas)	3,800	111,834
Prosperity Bancshares, Inc. (Banks)	1,200	38,964
Protective Life Corp. (Insurance)	4,800	104,448
Psychiatric Solutions, Inc.* (Healthcare - Services)	1,200	40,260
Quest Software, Inc.* (Software)	1,400	34,426
Questar Corp. (Pipelines)	5,200	91,156
Ralcorp Holdings, Inc.* (Food)	3,200	187,136
Raymond James Financial Corp. (Diversified Financial Services)	5,600	141,848
Rayonier, Inc. (Forest Products & Paper)	2,800	140,336
Realty Income Corp. (REIT)	2,800	94,416
Regal-Beloit Corp. (Hand/Machine Tools)	800	46,952
Regency Centers Corp. (REIT)	3,000	118,410
Regis Corp. (Retail)	3,200	61,216
Reinsurance Group of America, Inc. (Insurance)	4,200	202,818
Rent-A-Center, Inc. (Commercial Services)	3,800	85,044
RF Micro Devices, Inc.* (Telecommunications)	7,000	42,980
Rock-Tenn Co. - Class A (Forest Products & Paper)	1,000	49,810
Rollins, Inc. (Commercial Services)	1,200	28,056
RPM, Inc. (Chemicals)	3,600	71,712
Ruddick Corp. (Food)	2,400	83,232
Saks, Inc.* (Retail)	9,000	77,400
Scholastic Corp. (Media)	1,600	44,512
Scientific Games Corp. - Class A* (Entertainment)	2,200	21,340
Senior Housing Properties Trust (REIT)	4,600	108,100
Sensient Technologies Corp. (Chemicals)	2,800	85,372
Service Corp. International (Commercial Services)	6,000	51,720
Shaw Group, Inc.* (Engineering & Construction)	4,800	161,088
Silgan Holdings, Inc. (Packaging & Containers)	1,600	50,720
Smithfield Foods, Inc.* (Food)	9,400	158,202
Sonoco Products Co. (Packaging & Containers)	5,600	187,264
Southern Union Co. (Gas)	3,200	76,992
SPX Corp. (Miscellaneous Manufacturing)	1,000	63,280
SRA International, Inc. - Class A* (Computers)	2,400	47,328
StanCorp Financial Group, Inc. (Insurance)	2,600	98,800
STERIS Corp. (Healthcare - Products)	1,800	59,796
SVB Financial Group* (Banks)	1,400	59,248
Synopsys, Inc.* (Computers)	3,800	94,126
Synovus Financial Corp. (Banks)	44,400	109,224
TCF Financial Corp. (Banks)	7,200	116,568
Tech Data Corp.* (Distribution/Wholesale)	2,600	104,780
Techne Corp. (Healthcare - Products)	1,000	61,730
Teleflex, Inc. (Miscellaneous Manufacturing)	2,200	124,916
Telephone & Data Systems, Inc. (Telecommunications)	5,200	170,560
Temple-Inland, Inc. (Forest Products & Paper)	2,600	48,516
Terex Corp.* (Machinery - Construction & Mining)	6,200	142,104
The Brink’s Co. (Miscellaneous Manufacturing)	2,600	59,800
The Macerich Co. (REIT)	2,200	94,490

See accompanying notes to the Schedules of Portfolio Investments.

The Ryland Group, Inc. (Home Builders)	2,400	43,008
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	1,400	72,422
The Timberland Co. - Class A* (Apparel)	2,200	43,582
Thor Industries, Inc. (Home Builders)	2,200	73,480
Tidewater, Inc. (Oil & Gas Services)	1,000	44,810
Timken Co. (Metal Fabricate/Hardware)	4,600	176,456
Toll Brothers, Inc.* (Home Builders)	8,200	155,964
Tootsie Roll Industries, Inc. (Food)	800	19,904
Towers Watson & Co. - Class A (Commercial Services)	2,600	127,868
Tractor Supply Co. (Retail)	1,400	55,524
Transatlantic Holdings, Inc. (Insurance)	2,200	111,804
Trimble Navigation, Ltd.* (Electronics)	2,800	98,112
Trinity Industries, Inc. (Miscellaneous Manufacturing)	4,600	102,442
Trustmark Corp. (Banks)	3,200	69,568
UDR, Inc. (REIT)	7,000	147,840
UGI Corp. (Gas)	6,200	177,382
Unit Corp.* (Oil & Gas)	2,200	82,038
United Rentals, Inc.* (Commercial Services)	2,400	35,616
Unitrin, Inc. (Insurance)	2,800	68,292
Universal Corp. (Agriculture)	1,400	56,126
Universal Health Services, Inc. - Class B (Healthcare - Services)	2,400	93,264
URS Corp.* (Engineering & Construction)	4,800	182,304
Valley National Bancorp (Banks)	9,200	118,680
Valspar Corp. (Chemicals)	5,600	178,360
VCA Antech, Inc.* (Pharmaceuticals)	1,800	37,962
Vectren Corp. (Gas)	4,600	119,002
Vertex Pharmaceuticals, Inc.* (Biotechnology)	5,800	200,506
Vishay Intertechnology, Inc.* (Electronics)	7,000	67,760
W.R. Berkley Corp. (Insurance)	6,800	184,076
Wabtec Corp. (Machinery - Diversified)	1,200	57,348
Washington Federal, Inc. (Savings & Loans)	6,400	97,664
Waste Connections, Inc.* (Environmental Control)	2,000	79,320
Webster Financial Corp. (Banks)	3,800	66,728
Weingarten Realty Investors (REIT)	6,800	148,376
Wendy’s/Arby’s Group, Inc. - Class A (Retail - Restaurants)	18,200	82,446
Werner Enterprises, Inc. (Transportation)	2,600	53,274
Westamerica Bancorp (Banks)	1,000	54,490
Westar Energy, Inc. (Electric)	6,200	150,226
WGL Holdings, Inc. (Gas)	2,800	105,784
Wilmington Trust Corp. (Banks)	5,200	46,696
Woodward Governor Co. (Electronics)	1,000	32,420
Worthington Industries, Inc. (Metal Fabricate/Hardware)	3,200	48,096
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	1,400	47,096

TOTAL COMMON STOCKS
(Cost $21,019,283)		27,888,244

	Principal
	Amount	Value

Repurchase Agreements (0.3%)
Bank of America, 0.12%, 10/1/10, dated 9/30/10, with a repurchase price of $21,000 (Collateralized by $19,500 Federal Home Loan Mortgage Corp., 3.50%, 5/15/20, market value $21,450)	$21,000	$21,000
Deutsche Bank, 0.19%, 10/1/10, dated 9/30/10, with a repurchase price of $3,000 (Collateralized by $3,000 Federal Home Loan Bank, 1.88%, 6/15/12, market value $3,092)	3,000	3,000
HSBC, 0.20%, 10/1/10, dated 9/30/10, with a repurchase price of $41,000 (Collateralized by $42,000 Federal Home Loan Mortgage Corp., 1.00%, 11/23/11, market value $42,417)	41,000	41,000
UMB, 0.12%, 10/1/10, dated 9/30/10, with a repurchase price of $9,000 (Collateralized by $9,200 Federal Home Loan Mortgage Corp., 0.88%, 4/30/11, market value $9,269)	9,000	9,000

TOTAL REPURCHASE AGREEMENTS
(Cost $74,000)		74,000

TOTAL INVESTMENT SECURITIES
(Cost $21,093,283)—100.2%		27,962,244
Net other assets (liabilities)—(0.2)%		(50,178)

NET ASSETS—100.0%		$27,912,066

* Non-income producing security

ProFund VP Mid-Cap Value invested in the following industries as of September 30, 2010:
		% of
	Value	Net Assets

Advertising	$25,674	0.1%
Aerospace/Defense	60,320	0.2%
Agriculture	56,126	0.2%
Airlines	234,186	0.8%
Apparel	198,526	0.7%
Auto Parts & Equipment	336,768	1.2%
Banks	1,700,644	6.1%
Biotechnology	303,010	1.1%
Building Materials	189,856	0.7%
Chemicals	1,092,462	3.9%
Coal	298,218	1.1%
Commercial Services	1,204,002	4.3%
Computers	612,122	2.2%

See accompanying notes to the Schedules of Portfolio Investments.

Cosmetics/Personal Care	128,010	0.5%
Distribution/Wholesale	355,604	1.3%
Diversified Financial Services	280,200	1.0%
Electric	1,893,776	6.8%
Electrical Components & Equipment	208,806	0.7%
Electronics	606,996	2.2%
Engineering & Construction	765,820	2.7%
Entertainment	60,380	0.2%
Environmental Control	209,400	0.8%
Food	670,558	2.4%
Forest Products & Paper	342,280	1.2%
Gas	858,202	3.1%
Hand/Machine Tools	247,050	0.9%
Healthcare - Products	661,826	2.4%
Healthcare - Services	456,380	1.6%
Home Builders	629,320	2.3%
Household Products/Wares	241,316	0.9%
Insurance	2,184,774	7.8%
Internet	89,724	0.3%
Investment Companies	75,702	0.3%
Iron/Steel	80,904	0.3%
Lodging	23,200	0.1%
Machinery - Construction & Mining	142,104	0.5%
Machinery - Diversified	429,840	1.5%
Media	93,544	0.3%
Metal Fabricate/Hardware	317,288	1.1%
Miscellaneous Manufacturing	1,105,704	4.0%
Office Furnishings	97,488	0.3%
Oil & Gas	808,088	2.9%
Oil & Gas Services	157,758	0.6%
Packaging & Containers	307,494	1.1%
Pharmaceuticals	275,346	1.0%
Pipelines	236,224	0.8%
REIT	2,441,286	8.7%
Retail	1,186,118	4.2%
Retail - Restaurants	82,446	0.3%
Savings & Loans	773,302	2.8%
Semiconductors	446,402	1.6%
Software	295,354	1.1%
Telecommunications	397,982	1.4%
Textiles	170,560	0.6%
Transportation	563,542	2.0%
Trucking & Leasing	76,232	0.3%
Water	102,000	0.4%
Other**	23,822	0.1%

Total	$27,912,066	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Growth	September 30, 2010
(unaudited)

	Shares	Value

Common Stocks (100.6%)
ACI Worldwide, Inc.* (Software)	1,158	$25,928
ADC Telecommunications, Inc.* (Telecommunications)	3,474	44,016
ADTRAN, Inc. (Telecommunications)	3,474	122,632
Advance Auto Parts, Inc. (Retail)	4,632	271,806
Advent Software, Inc.* (Software)	1,737	90,654
Aeropostale, Inc.* (Retail)	9,843	228,850
Affiliated Managers Group, Inc.* (Diversified Financial Services)	5,790	451,678
Albemarle Corp. (Chemicals)	6,369	298,133
Alberto-Culver Co. (Cosmetics/Personal Care)	2,895	108,997
Alexandria Real Estate Equities, Inc. (REIT)	2,316	162,120
Alliance Data Systems Corp.* (Commercial Services)	5,790	377,855
Alliant Techsystems, Inc.* (Aerospace/Defense)	1,737	130,970
Allscripts Healthcare Solutions, Inc.* (Software)	17,949	331,518
American Eagle Outfitters, Inc. (Retail)	14,475	216,546
American Greetings Corp. - Class A (Household Products/Wares)	1,737	32,291
AmeriCredit Corp.* (Diversified Financial Services)	10,260	250,960
Ametek, Inc. (Electrical Components & Equipment)	11,580	553,177
AnnTaylor Stores Corp.* (Retail)	3,474	70,314
ANSYS, Inc.* (Software)	9,843	415,867
AOL, Inc.* (Internet)	6,369	157,633
Apollo Investment Corp. (Investment Companies)	6,948	71,078
AptarGroup, Inc. (Miscellaneous Manufacturing)	4,053	185,100
Aqua America, Inc. (Water)	5,211	106,304
Arthur J. Gallagher & Co. (Insurance)	4,053	106,878
Atmel Corp.* (Semiconductors)	20,265	161,309
Atwood Oceanics, Inc.* (Oil & Gas)	5,790	176,305
Baldor Electric Co. (Hand/Machine Tools)	5,211	210,524
Bally Technologies, Inc.* (Entertainment)	5,790	202,360
Bank of Hawaii Corp. (Banks)	2,316	104,035
BE Aerospace, Inc.* (Aerospace/Defense)	11,001	333,440
Beckman Coulter, Inc. (Healthcare - Products)	4,632	225,995
Bill Barrett Corp.* (Oil & Gas)	5,211	187,596
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	1,158	104,811
BRE Properties, Inc. - Class A (REIT)	2,895	120,142
Broadridge Financial Solutions, Inc. (Software)	13,896	317,802
Brown & Brown, Inc. (Insurance)	4,632	93,520
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	8,685	602,305
Burger King Holdings, Inc. (Retail)	4,053	96,786
Cadence Design Systems, Inc.* (Computers)	13,896	106,026
Camden Property Trust (REIT)	2,895	138,873
Career Education Corp.* (Commercial Services)	2,316	49,725
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	3,474	104,046
Charles River Laboratories International, Inc.* (Biotechnology)	2,895	95,969
Cheesecake Factory, Inc.* (Retail)	6,369	168,587
Chico’s FAS, Inc. (Retail)	19,686	207,097
Chipotle Mexican Grill, Inc. - Class A* (Retail)	3,474	597,528
Church & Dwight, Inc. (Household Products/Wares)	3,474	225,602
Ciena Corp.* (Telecommunications)	6,948	108,180
Cimarex Energy Co. (Oil & Gas)	4,053	268,228
Cincinnati Bell, Inc.* (Telecommunications)	14,475	38,648
Collective Brands, Inc.* (Retail)	6,948	112,141
Commerce Bancshares, Inc. (Banks)	2,895	108,823
Commscope, Inc.* (Telecommunications)	10,422	247,418
Community Health Systems, Inc.* (Healthcare - Services)	10,422	322,769
Comstock Resources, Inc.* (Oil & Gas)	2,895	65,109
Copart, Inc.* (Retail)	7,527	248,165
Corinthian Colleges, Inc.* (Commercial Services)	4,053	28,452
Corporate Office Properties Trust (REIT)	3,474	129,615
Corrections Corp. of America* (Commercial Services)	6,369	157,187
Covance, Inc.* (Healthcare - Services)	6,948	325,097
Crane Co. (Miscellaneous Manufacturing)	3,474	131,804
Cree Research, Inc.* (Semiconductors)	11,580	628,678
Dick’s Sporting Goods, Inc.* (Retail)	5,790	162,352
Digital River, Inc.* (Internet)	2,895	98,546
Dollar Tree, Inc.* (Retail)	13,896	677,569
Donaldson Co., Inc. (Miscellaneous Manufacturing)	4,053	191,018
DPL, Inc. (Electric)	8,106	211,810
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	7,527	240,187
Dress Barn, Inc.* (Retail)	7,527	178,766
DST Systems, Inc. (Computers)	1,737	77,887
Eaton Vance Corp. (Diversified Financial Services)	12,738	369,912
Edwards Lifesciences Corp.* (Healthcare - Products)	12,159	815,261
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	8,106	269,443
Energen Corp. (Gas)	5,211	238,247
Energizer Holdings, Inc.* (Electrical Components & Equipment)	3,474	233,557
Equinix, Inc.* (Internet)	5,211	533,346
Essex Property Trust, Inc. (REIT)	1,158	126,732
F5 Networks, Inc.* (Internet)	8,685	901,590
FactSet Research Systems, Inc. (Computers)	5,211	422,768
Fairchild Semiconductor International, Inc.* (Semiconductors)	8,685	81,639

See accompanying notes to the Schedules of Portfolio Investments.

Federal Realty Investment Trust (REIT)	2,895	236,406
First American Financial Corp. (Insurance)	6,369	95,153
Flowers Foods, Inc. (Food)	3,474	86,294
Forest Oil Corp.* (Oil & Gas)	5,790	171,963
Fossil, Inc.* (Household Products/Wares)	5,790	311,444
FTI Consulting, Inc.* (Commercial Services)	5,211	180,770
Gardner Denver, Inc. (Machinery - Diversified)	5,790	310,807
Gartner Group, Inc.* (Commercial Services)	8,106	238,641
Gen-Probe, Inc.* (Healthcare - Products)	2,895	140,292
Gentex Corp. (Electronics)	15,054	293,704
Global Payments, Inc. (Software)	8,685	372,500
Graco, Inc. (Machinery - Diversified)	3,474	110,230
Green Mountain Coffee Roasters, Inc.* (Beverages)	12,159	379,239
Greenhill & Co., Inc. (Diversified Financial Services)	1,737	137,779
Greif, Inc. - Class A (Packaging & Containers)	3,474	204,410
GUESS?, Inc. (Apparel)	6,948	282,297
Hanesbrands, Inc.* (Apparel)	4,053	104,811
Hansen Natural Corp.* (Beverages)	7,527	350,909
Health Management Associates, Inc. - Class A* (Healthcare - Services)	17,949	137,489
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	5,790	64,501
Henry Schein, Inc.* (Healthcare - Products)	5,211	305,260
Hewitt Associates, Inc.* (Commercial Services)	9,843	496,382
Highwoods Properties, Inc. (REIT)	2,895	94,001
Hill-Rom Holdings, Inc. (Healthcare - Products)	2,316	83,121
HNI Corp. (Office Furnishings)	2,895	83,260
Hologic, Inc.* (Healthcare - Products)	11,580	185,396
Hubbell, Inc. - Class B (Electrical Components & Equipment)	4,632	235,074
IDEX Corp. (Machinery - Diversified)	4,632	164,482
IDEXX Laboratories, Inc.* (Healthcare - Products)	6,369	393,095
Immucor, Inc.* (Healthcare - Products)	4,053	80,371
Informatica Corp.* (Software)	9,843	378,070
Integrated Device Technology, Inc.* (Semiconductors)	7,527	44,033
International Rectifier Corp.* (Semiconductors)	2,316	48,844
Intersil Corp. - Class A (Semiconductors)	6,369	74,454
Intrepid Potash, Inc.* (Chemicals)	2,895	75,473
Itron, Inc.* (Electronics)	4,632	283,617
ITT Educational Services, Inc.* (Commercial Services)	2,895	203,432
J. Crew Group, Inc.* (Retail)	6,948	233,592
J.B. Hunt Transport Services, Inc. (Transportation)	9,843	341,552
Jack Henry & Associates, Inc. (Computers)	5,211	132,880
Jefferies Group, Inc. (Diversified Financial Services)	5,790	131,375
John Wiley & Sons, Inc. (Media)	2,895	118,290
Jones Lang LaSalle, Inc. (Real Estate)	4,632	399,603
Joy Global, Inc. (Machinery - Construction & Mining)	11,001	773,590
KB Home (Home Builders)	2,316	26,240
Kinetic Concepts, Inc.* (Healthcare - Products)	6,948	254,158
Kirby Corp.* (Transportation)	5,790	231,947
Lam Research Corp.* (Semiconductors)	5,790	242,311
Lamar Advertising Co.* (Advertising)	6,369	202,662
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,158	55,005
Landstar System, Inc. (Transportation)	2,316	89,444
Lender Processing Services, Inc. (Diversified Financial Services)	9,843	327,083
Lennox International, Inc. (Building Materials)	1,737	72,416
Liberty Property Trust (REIT)	5,211	166,231
Life Time Fitness, Inc.* (Leisure Time)	4,632	182,825
Lincare Holdings, Inc. (Healthcare - Services)	10,422	261,488
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	2,316	133,911
LKQ Corp.* (Distribution/Wholesale)	15,633	325,166
Lubrizol Corp. (Chemicals)	7,527	797,636
Mack-Cali Realty Corp. (REIT)	4,053	132,574
ManTech International Corp. - Class A* (Software)	1,158	45,857
Mariner Energy, Inc.* (Oil & Gas)	5,211	126,263
Martin Marietta Materials (Building Materials)	1,737	133,697
Masimo Corp. (Healthcare - Products)	6,369	173,937
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	6,369	188,841
Mednax, Inc.* (Healthcare - Services)	5,211	277,746
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	3,474	432,305
Micros Systems, Inc.* (Computers)	8,685	367,636
MSC Industrial Direct Co. - Class A (Retail)	2,316	125,157
MSCI, Inc. - Class A* (Software)	12,738	423,029
National Fuel Gas Co. (Pipelines)	3,474	179,988
National Instruments Corp. (Computers)	6,369	208,012
Nationwide Health Properties, Inc. (REIT)	7,527	291,069
NBTY, Inc.* (Pharmaceuticals)	6,948	382,001
Netflix, Inc.* (Internet)	4,632	751,125
NeuStar, Inc.* (Telecommunications)	8,106	201,515
Newfield Exploration Co.* (Oil & Gas)	14,475	831,444
NewMarket Corp. (Chemicals)	1,158	131,641
Nordson Corp. (Machinery - Diversified)	3,474	255,999

See accompanying notes to the Schedules of Portfolio Investments.

Oceaneering International, Inc.* (Oil & Gas Services)	5,790	311,849
OMEGA Healthcare Investors, Inc. (REIT)	5,790	129,985
Oshkosh Truck Corp.* (Auto Manufacturers)	9,843	270,682
Packaging Corp. of America (Packaging & Containers)	5,790	134,154
PacWest Bancorp (Banks)	1,158	22,071
Panera Bread Co. - Class A* (Retail)	3,474	307,831
Parametric Technology Corp.* (Software)	5,211	101,823
Perrigo Co. (Pharmaceuticals)	8,685	557,751
PetSmart, Inc. (Retail)	8,685	303,975
Pharmaceutical Product Development, Inc. (Commercial Services)	5,211	129,181
Phillips-Van Heusen Corp. (Apparel)	4,632	278,661
Plains Exploration & Production Co.* (Oil & Gas)	15,054	401,490
Plantronics, Inc. (Telecommunications)	2,316	78,234
Polycom, Inc.* (Telecommunications)	9,264	252,722
Potlatch Corp. (Forest Products & Paper)	1,737	59,058
Pride International, Inc.* (Oil & Gas)	11,580	340,799
Prosperity Bancshares, Inc. (Banks)	2,316	75,201
Psychiatric Solutions, Inc.* (Healthcare - Services)	4,053	135,978
Quest Software, Inc.* (Software)	4,053	99,663
Questar Corp. (Pipelines)	8,685	152,248
Quicksilver Resources, Inc.* (Oil & Gas)	12,738	160,499
Rackspace Hosting, Inc.* (Internet)	10,422	270,764
Rayonier, Inc. (Forest Products & Paper)	3,474	174,117
Realty Income Corp. (REIT)	5,790	195,239
Regal-Beloit Corp. (Hand/Machine Tools)	2,316	135,926
Regency Centers Corp. (REIT)	2,895	114,266
Reliance Steel & Aluminum Co. (Iron/Steel)	8,106	336,642
ResMed, Inc.* (Healthcare - Products)	16,212	531,916
RF Micro Devices, Inc.* (Telecommunications)	16,212	99,542
Rock-Tenn Co. - Class A (Forest Products & Paper)	2,316	115,360
Rollins, Inc. (Commercial Services)	2,316	54,148
Rovi Corp.* (Semiconductors)	11,001	554,560
RPM, Inc. (Chemicals)	6,948	138,404
Scientific Games Corp. - Class A* (Entertainment)	2,316	22,465
SEI Investments Co. (Software)	15,633	317,975
Semtech Corp.* (Semiconductors)	6,948	140,280
Senior Housing Properties Trust (REIT)	5,211	122,458
Service Corp. International (Commercial Services)	15,054	129,765
Silgan Holdings, Inc. (Packaging & Containers)	2,895	91,771
Silicon Laboratories, Inc.* (Semiconductors)	4,632	169,763
Skyworks Solutions, Inc.* (Semiconductors)	19,107	395,133
SL Green Realty Corp. (REIT)	8,685	550,021
Solera Holdings, Inc. (Software)	7,527	332,392
Sotheby’s (Commercial Services)	7,527	277,144
Southern Union Co. (Gas)	7,527	181,100
SPX Corp. (Miscellaneous Manufacturing)	3,474	219,835
Steel Dynamics, Inc. (Iron/Steel)	23,739	334,957
STERIS Corp. (Healthcare - Products)	2,895	96,172
Strayer Education, Inc. (Commercial Services)	1,737	303,106
Superior Energy Services, Inc.* (Oil & Gas Services)	8,685	231,803
SVB Financial Group* (Banks)	1,737	73,510
Syniverse Holdings, Inc.* (Telecommunications)	7,527	170,637
Synopsys, Inc.* (Computers)	8,685	215,127
Techne Corp. (Healthcare - Products)	2,316	142,967
Temple-Inland, Inc. (Forest Products & Paper)	6,948	129,650
The Corporate Executive Board Co. (Commercial Services)	3,474	109,639
The Macerich Co. (REIT)	9,843	422,757
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	2,316	119,807
The Warnaco Group, Inc.* (Apparel)	4,632	236,834
Thomas & Betts Corp.* (Electronics)	5,790	237,506
Thoratec Corp.* (Healthcare - Products)	6,369	235,526
Tibco Software, Inc.* (Internet)	17,949	318,415
Tidewater, Inc. (Oil & Gas Services)	3,474	155,670
Tootsie Roll Industries, Inc. (Food)	1,158	28,811
Tractor Supply Co. (Retail)	5,211	206,668
Transatlantic Holdings, Inc. (Insurance)	2,316	117,699
Trimble Navigation, Ltd.* (Electronics)	7,527	263,746
Tupperware Corp. (Household Products/Wares)	6,948	317,940
tw telecom, Inc.* (Telecommunications)	16,212	301,057
UDR, Inc. (REIT)	5,790	122,285
Under Armour, Inc. - Class A* (Retail)	4,053	182,547
United Rentals, Inc.* (Commercial Services)	1,737	25,777
United Therapeutics Corp.* (Pharmaceuticals)	5,211	291,868
Universal Health Services, Inc. - Class B (Healthcare - Services)	5,790	224,999
Valmont Industries, Inc. (Metal Fabricate/Hardware)	2,316	167,678
ValueClick, Inc.* (Internet)	8,685	113,600
VCA Antech, Inc.* (Pharmaceuticals)	5,790	122,111
Vertex Pharmaceuticals, Inc.* (Biotechnology)	11,001	380,305
Vishay Intertechnology, Inc.* (Electronics)	6,948	67,257
Wabtec Corp. (Machinery - Diversified)	2,895	138,352
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	9,264	253,463

See accompanying notes to the Schedules of Portfolio Investments.

Waste Connections, Inc.* (Environmental Control)	4,632	183,705
WellCare Health Plans, Inc.* (Healthcare - Services)	4,632	134,143
Westamerica Bancorp (Banks)	1,158	63,099
Williams Sonoma, Inc. (Retail)	11,580	367,086
WMS Industries, Inc.* (Leisure Time)	6,369	242,468
Woodward Governor Co. (Electronics)	4,053	131,398
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	3,474	116,865

TOTAL COMMON STOCKS (Cost $44,295,492)		54,863,728

TOTAL INVESTMENT SECURITIES (Cost $44,295,492)—100.6%		54,863,728
Net other assets (liabilities)—(0.6)%		(326,665)

NET ASSETS—100.0%		$54,537,063

*	Non-income producing security

ProFund VP Mid-Cap Growth invested in the following industries as of September 30, 2010:

		% of
	Value	Net Assets

Advertising	$202,662	0.4%
Aerospace/Defense	464,410	0.8%
Apparel	902,603	1.7%
Auto Manufacturers	270,682	0.5%
Banks	446,739	0.8%
Beverages	730,148	1.3%
Biotechnology	581,085	1.1%
Building Materials	206,113	0.4%
Chemicals	1,441,287	2.6%
Commercial Services	2,761,204	5.1%
Computers	1,530,336	2.8%
Cosmetics/Personal Care	108,997	0.2%
Distribution/Wholesale	325,166	0.6%
Diversified Financial Services	1,922,250	3.5%
Electric	211,810	0.4%
Electrical Components & Equipment	1,454,113	2.7%
Electronics	1,277,228	2.3%
Entertainment	465,012	0.9%
Environmental Control	183,705	0.3%
Food	115,105	0.2%
Forest Products & Paper	478,185	0.9%
Gas	419,347	0.8%
Hand/Machine Tools	480,361	0.9%
Healthcare - Products	3,663,467	6.7%
Healthcare - Services	1,819,709	3.3%
Home Builders	26,240	NM
Household Products/Wares	1,007,084	1.8%
Insurance	413,250	0.8%
Internet	3,145,019	5.8%
Investment Companies	71,078	0.1%
Iron/Steel	671,599	1.2%
Leisure Time	425,293	0.8%
Machinery - Construction & Mining	1,375,895	2.5%
Machinery - Diversified	1,096,735	2.0%
Media	118,290	0.2%
Metal Fabricate/Hardware	167,678	0.3%
Miscellaneous Manufacturing	886,808	1.6%
Office Furnishings	83,260	0.2%
Oil & Gas	2,729,696	5.0%
Oil & Gas Services	763,823	1.4%
Packaging & Containers	430,335	0.8%
Pharmaceuticals	1,812,015	3.3%
Pipelines	332,236	0.6%
REIT	3,254,774	6.0%
Real Estate	399,603	0.7%
Retail	4,963,363	9.1%
Semiconductors	2,541,004	4.7%
Software	3,253,078	6.0%
Telecommunications	1,664,601	3.1%
Transportation	662,943	1.2%
Water	106,304	0.2%
Other**	(326,665)	(0.6)%

Total	$54,537,063	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	September 30, 2010
(unaudited)

	Shares	Value

Common Stocks (100.2%)
A.M. Castle & Co.* (Metal Fabricate/Hardware)	2,200	$29,150
AAR Corp.* (Aerospace/Defense)	5,280	98,525
ABM Industries, Inc. (Commercial Services)	6,380	137,744
Actel Corp.* (Semiconductors)	1,980	31,581
Actuant Corp. - Class A (Miscellaneous Manufacturing)	9,240	212,151
Administaff, Inc. (Commercial Services)	1,540	41,472
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	3,300	43,098
Affymetrix, Inc.* (Biotechnology)	5,940	27,086
Agilysys, Inc.* (Computers)	2,640	17,160
Albany International Corp. - Class A (Machinery - Diversified)	3,740	70,761
ALLETE, Inc. (Electric)	4,180	152,278
Alliance One International, Inc.* (Agriculture)	12,100	50,215
American Physicians Capital, Inc. (Insurance)	1,100	45,606
American Public Education, Inc.* (Commercial Services)	1,320	43,375
American Science & Engineering, Inc. (Electronics)	660	48,609
American States Water Co. (Water)	1,320	47,230
American Vanguard Corp. (Chemicals)	2,860	17,675
AMERIGROUP Corp.* (Healthcare - Services)	6,820	289,646
Amerisafe, Inc.* (Insurance)	2,420	45,448
AMN Healthcare Services, Inc.* (Commercial Services)	4,400	22,616
AmSurg Corp.* (Healthcare - Services)	1,980	34,610
Analogic Corp. (Electronics)	1,100	49,368
Anixter International, Inc.* (Telecommunications)	1,760	95,022
Apogee Enterprises, Inc. (Building Materials)	3,740	34,221
Applied Industrial Technologies, Inc. (Machinery - Diversified)	5,060	154,836
Applied Signal Technology, Inc. (Telecommunications)	880	21,894
Arch Chemicals, Inc. (Chemicals)	3,300	115,797
Arctic Cat, Inc.* (Leisure Time)	1,760	18,040
Arkansas Best Corp. (Transportation)	3,520	85,290
ArQule, Inc.* (Biotechnology)	2,640	13,596
Arris Group, Inc.* (Telecommunications)	8,580	83,827
Astec Industries, Inc.* (Machinery - Construction & Mining)	2,640	75,319
ATC Technology Corp.* (Auto Parts & Equipment)	1,320	32,657
ATMI, Inc.* (Semiconductors)	1,980	29,423
Audiovox Corp. - Class A* (Telecommunications)	2,420	16,553
Avid Technology, Inc.* (Software)	3,960	51,916
Avista Corp. (Electric)	7,480	156,183
Badger Meter, Inc. (Electronics)	880	35,622
Bank Mutual Corp. (Banks)	6,160	31,970
Bank of the Ozarks, Inc. (Banks)	660	24,479
Barnes Group, Inc. (Miscellaneous Manufacturing)	6,160	108,354
Basic Energy Services, Inc.* (Oil & Gas Services)	3,080	26,242
Bel Fuse, Inc. - Class B (Electronics)	1,540	32,063
Belden, Inc. (Electrical Components & Equipment)	3,300	87,054
Benchmark Electronics, Inc.* (Electronics)	8,360	137,104
BioMed Realty Trust, Inc. (REIT)	9,460	169,523
Black Box Corp. (Telecommunications)	2,420	77,585
Blyth, Inc. (Household Products/Wares)	660	27,218
Boston Private Financial Holdings, Inc. (Banks)	10,340	67,624
Bowne & Co., Inc. (Commercial Services)	5,500	62,315
Brady Corp. - Class A (Electronics)	3,520	102,678
Briggs & Stratton Corp. (Machinery - Diversified)	6,820	129,648
Brightpoint, Inc.* (Distribution/Wholesale)	9,460	66,125
Bristow Group, Inc.* (Transportation)	4,840	174,627
Brookline Bancorp, Inc. (Savings & Loans)	4,620	46,108
Brooks Automation, Inc.* (Semiconductors)	4,620	31,000
Brown Shoe Co., Inc. (Retail)	5,940	68,132
Brunswick Corp. (Leisure Time)	12,100	184,162
Brush Engineered Materials, Inc.* (Mining)	1,320	37,541
Buckeye Technologies, Inc. (Forest Products & Paper)	2,640	38,834
Cabela’s, Inc.* (Retail)	5,500	104,390
Cabot Microelectronics Corp.* (Chemicals)	1,760	56,637
CACI International, Inc. - Class A* (Computers)	4,180	189,187
Calgon Carbon Corp.* (Environmental Control)	3,300	47,850
Callaway Golf Co. (Leisure Time)	8,800	61,600
Cambrex Corp.* (Biotechnology)	3,960	16,830
Carter’s, Inc.* (Apparel)	3,300	86,889
Cascade Corp. (Machinery - Diversified)	1,320	41,976
Casey’s General Stores, Inc. (Retail)	5,060	211,255
CDI Corp. (Commercial Services)	1,760	22,739
Cedar Shopping Centers, Inc. (REIT)	6,380	38,790
Centene Corp.* (Healthcare - Services)	6,600	155,694
Central Garden & Pet Co. - Class A* (Household Products/Wares)	7,700	79,772
Central Vermont Public Service Corp. (Electric)	1,760	35,499
Century Aluminum Co.* (Mining)	7,700	101,409
Ceradyne, Inc.* (Miscellaneous Manufacturing)	3,520	82,192
CH Energy Group, Inc. (Electric)	2,200	97,152
Checkpoint Systems, Inc.* (Electronics)	5,280	107,448
Chemed Corp. (Commercial Services)	1,320	75,200
Christopher & Banks Corp. (Retail)	4,840	38,284

See accompanying notes to the Schedules of Portfolio Investments.

Ciber, Inc.* (Computers)	9,460	28,475
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,320	41,712
City Holding Co. (Banks)	1,320	40,484
Clarcor, Inc. (Miscellaneous Manufacturing)	3,740	144,476
Clearwater Paper Corp.* (Forest Products & Paper)	1,540	117,163
Cogent, Inc.* (Electronics)	5,060	53,838
Cognex Corp. (Machinery - Diversified)	2,420	64,904
Cohu, Inc. (Semiconductors)	3,300	41,547
Colonial Properties Trust (REIT)	9,680	156,719
Columbia Banking System, Inc. (Banks)	5,280	103,752
Comfort Systems USA, Inc. (Building Materials)	5,060	54,294
Community Bank System, Inc. (Banks)	4,400	101,244
Comtech Telecommunications Corp.* (Telecommunications)	3,740	102,289
CONMED Corp.* (Healthcare - Products)	3,960	88,744
Consolidated Graphics, Inc.* (Commercial Services)	660	27,357
Cross Country Healthcare, Inc.* (Commercial Services)	4,180	30,054
CryoLife, Inc.* (Biotechnology)	2,200	13,354
CTS Corp. (Electronics)	4,620	44,444
Cubic Corp. (Electronics)	1,100	44,880
Curtiss-Wright Corp. (Aerospace/Defense)	3,300	99,990
Daktronics, Inc. (Electronics)	1,760	17,283
Delphi Financial Group, Inc. - Class A (Insurance)	3,520	87,965
Deltic Timber Corp. (Forest Products & Paper)	880	39,424
DG Fastchannel, Inc.* (Media)	1,100	23,925
Diamond Foods, Inc. (Food)	1,540	63,125
Digi International, Inc.* (Software)	3,300	31,317
Dime Community Bancshares, Inc. (Savings & Loans)	2,420	33,517
DineEquity, Inc.* (Retail)	880	39,582
Drew Industries, Inc.* (Building Materials)	2,640	55,070
DSP Group, Inc.* (Semiconductors)	1,760	12,320
Dycom Industries, Inc.* (Engineering & Construction)	5,280	52,747
E.W. Scripps Co.* (Media)	4,180	32,938
Eagle Materials, Inc. - Class A (Building Materials)	3,300	78,210
East West Bancorp, Inc. (Banks)	20,020	325,926
EastGroup Properties, Inc. (REIT)	1,540	57,565
El Paso Electric Co.* (Electric)	3,080	73,242
Electro Scientific Industries, Inc.* (Electronics)	3,300	36,663
EMCOR Group, Inc.* (Engineering & Construction)	9,020	221,802
Emergent Biosolutions, Inc.* (Biotechnology)	1,540	26,580
Employers Holdings, Inc. (Insurance)	5,500	86,735
EMS Technologies, Inc.* (Telecommunications)	1,980	36,887
Encore Wire Corp. (Electrical Components & Equipment)	2,640	54,146
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	2,860	89,461
Entertainment Properties Trust (REIT)	3,080	132,995
EPIQ Systems, Inc. (Software)	1,540	18,880
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	1,760	58,538
Esterline Technologies Corp.* (Aerospace/Defense)	4,180	239,222
Ethan Allen Interiors, Inc. (Home Furnishings)	3,960	69,142
Exar Corp.* (Semiconductors)	3,080	18,449
Extra Space Storage, Inc. (REIT)	7,260	116,450
EZCORP, Inc. - Class A* (Retail)	2,860	57,314
Federal Signal Corp. (Miscellaneous Manufacturing)	8,360	45,060
FEI Co.* (Electronics)	1,760	34,443
First BanCorp* (Banks)	43,120	12,074
First Commonwealth Financial Corp. (Banks)	12,540	68,343
First Financial Bancorp (Banks)	4,400	73,392
First Financial Bankshares, Inc. (Banks)	1,320	62,027
First Midwest Bancorp, Inc. (Banks)	10,120	116,684
Franklin Street Properties Corp. (REIT)	9,460	117,493
Fred’s, Inc. (Retail)	5,280	62,304
Fuller (H.B.) Co. (Chemicals)	4,180	83,057
G & K Services, Inc. (Textiles)	2,420	55,321
General Communication, Inc. - Class A* (Telecommunications)	6,160	61,415
Genesco, Inc.* (Retail)	1,540	46,015
Gentiva Health Services, Inc.* (Healthcare - Services)	3,960	86,526
Gerber Scientific, Inc.* (Machinery - Diversified)	3,300	20,361
Gibraltar Industries, Inc.* (Iron/Steel)	4,180	37,536
Glacier Bancorp, Inc. (Banks)	9,680	141,328
Greatbatch, Inc.* (Electrical Components & Equipment)	1,100	25,509
Griffon Corp.* (Miscellaneous Manufacturing)	6,160	75,090
Group 1 Automotive, Inc.* (Retail)	3,300	98,604
Haemonetics Corp.* (Healthcare - Products)	1,320	77,260
Hancock Holding Co. (Banks)	1,760	52,923
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	4,400	63,976
Hanmi Financial Corp.* (Banks)	20,460	26,189
Harmonic, Inc.* (Telecommunications)	13,200	90,816
Haverty Furniture Cos., Inc. (Retail)	2,420	26,402
Headwaters, Inc.* (Energy - Alternate Sources)	8,140	29,304
Healthcare Realty Trust, Inc. (REIT)	5,280	123,499
Healthcare Services Group, Inc. (Commercial Services)	2,420	55,152
HealthSpring, Inc.* (Healthcare - Services)	7,700	198,968
Heartland Express, Inc. (Transportation)	3,300	49,071

See accompanying notes to the Schedules of Portfolio Investments.

Heartland Payment Systems, Inc. (Commercial Services)	5,060	77,013
Helen of Troy, Ltd.* (Household Products/Wares)	4,180	105,712
Hillenbrand, Inc. (Commercial Services)	4,620	99,376
Holly Corp. (Oil & Gas)	2,860	82,225
Home Bancshares, Inc. (Banks)	1,760	35,763
Home Properties, Inc. (REIT)	2,420	128,018
Horace Mann Educators Corp. (Insurance)	5,280	93,878
Hot Topic, Inc. (Retail)	5,940	35,581
Hub Group, Inc. - Class A* (Transportation)	2,860	83,684
Hutchinson Technology, Inc.* (Computers)	3,080	10,688
ICU Medical, Inc.* (Healthcare - Products)	660	24,611
Independent Bank Corp./MA (Banks)	2,860	64,407
Infinity Property & Casualty Corp. (Insurance)	1,760	85,835
InfoSpace, Inc.* (Internet)	4,840	41,914
Inland Real Estate Corp. (REIT)	10,120	84,097
Insight Enterprises, Inc.* (Retail)	6,160	96,342
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	5,280	127,671
Integral Systems, Inc.* (Computers)	1,320	9,742
Interactive Brokers Group, Inc. - Class A* (Diversified Financial Services)	5,720	98,441
Interface, Inc. - Class A (Office Furnishings)	8,580	122,093
Intermec, Inc.* (Machinery - Diversified)	6,600	80,916
Invacare Corp. (Healthcare - Products)	4,400	116,644
Investment Technology Group, Inc.* (Diversified Financial Services)	1,980	28,156
ION Geophysical Corp.* (Oil & Gas Services)	8,140	41,840
J & J Snack Foods Corp. (Food)	880	36,898
Jack in the Box, Inc.* (Retail)	7,480	160,371
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	3,740	65,974
Jo-Ann Stores, Inc.* (Retail)	1,320	58,806
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,540	24,809
K-Swiss, Inc. - Class A* (Apparel)	3,740	47,685
Kaman Corp. (Aerospace/Defense)	3,520	92,259
Kaydon Corp. (Metal Fabricate/Hardware)	1,760	60,896
Keithley Instruments, Inc. (Electronics)	880	18,929
Kelly Services, Inc. - Class A* (Commercial Services)	3,740	43,870
Kendle International, Inc.* (Commercial Services)	1,980	18,454
Kid Brands, Inc.* (Household Products/Wares)	1,760	15,136
Kilroy Realty Corp. (REIT)	3,740	123,944
Kite Realty Group Trust (REIT)	8,580	38,095
Knight Transportation, Inc. (Transportation)	3,520	68,042
Kulicke & Soffa Industries, Inc.* (Semiconductors)	5,060	31,321
La-Z-Boy, Inc.* (Home Furnishings)	3,740	31,566
LaBranche & Co., Inc.* (Diversified Financial Services)	5,060	19,734
Laclede Group, Inc. (Gas)	3,080	106,014
Lance, Inc. (Food)	1,980	42,174
Landauer, Inc. (Commercial Services)	660	41,336
Landry’s Restaurants, Inc.* (Retail)	880	21,551
LaSalle Hotel Properties (REIT)	3,520	82,333
Lawson Products, Inc. (Metal Fabricate/Hardware)	440	6,719
LCA-Vision, Inc.* (Healthcare - Products)	2,640	14,705
Lexington Realty Trust (REIT)	15,620	111,839
Lindsay Manufacturing Co. (Machinery - Diversified)	880	38,122
Liquidity Services, Inc.* (Internet)	1,100	17,611
Lithia Motors, Inc. - Class A (Retail)	2,860	27,427
Littelfuse, Inc.* (Electrical Components & Equipment)	880	38,456
Live Nation, Inc.* (Commercial Services)	20,240	199,971
Liz Claiborne, Inc.* (Apparel)	12,760	77,581
LoJack Corp.* (Electronics)	2,420	9,244
LSB Industries, Inc.* (Miscellaneous Manufacturing)	1,320	24,512
LTC Properties, Inc. (REIT)	1,760	44,915
Lydall, Inc.* (Miscellaneous Manufacturing)	2,420	17,811
M/I Schottenstein Homes, Inc.* (Home Builders)	2,420	25,095
Magellan Health Services, Inc.* (Healthcare - Services)	4,620	218,249
Maidenform Brands, Inc.* (Apparel)	1,100	31,735
Mannatech, Inc.* (Pharmaceuticals)	2,200	4,510
Marcus Corp. (Lodging)	2,860	33,891
MarineMax, Inc.* (Retail)	3,080	21,683
Martek Biosciences Corp.* (Biotechnology)	4,620	104,551
Matrix Service Co.* (Oil & Gas Services)	3,520	30,800
MedCath Corp.* (Healthcare - Services)	2,860	28,800
Meridian Bioscience, Inc. (Healthcare - Products)	2,420	52,950
Merit Medical Systems, Inc.* (Healthcare - Products)	1,540	24,471
Meritage Homes Corp.* (Home Builders)	4,400	86,328
Methode Electronics, Inc. (Electronics)	3,300	29,964
Micrel, Inc. (Semiconductors)	3,300	32,538
Microsemi Corp.* (Semiconductors)	6,600	113,190
Mid-America Apartment Communities, Inc. (REIT)	1,980	115,394
Midas, Inc.* (Commercial Services)	1,100	8,371
MKS Instruments, Inc.* (Semiconductors)	6,820	122,624
Mobile Mini, Inc.* (Storage/Warehousing)	1,540	23,624
Molina Healthcare, Inc.* (Healthcare - Services)	2,200	59,378

See accompanying notes to the Schedules of Portfolio Investments.

Monarch Casino & Resort, Inc.* (Lodging)	1,540	17,263
Moog, Inc. - Class A* (Aerospace/Defense)	6,160	218,742
Movado Group, Inc.* (Retail)	2,420	26,330
MTS Systems Corp. (Computers)	1,320	40,920
Mueller Industries, Inc. (Metal Fabricate/Hardware)	5,060	134,040
Multimedia Games, Inc.* (Leisure Time)	1,540	5,698
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	660	38,095
Myers Industries, Inc. (Miscellaneous Manufacturing)	4,840	41,576
Nara Bancorp, Inc.* (Banks)	5,060	35,724
Nash Finch Co. (Food)	1,760	74,870
National Financial Partners* (Diversified Financial Services)	5,720	72,472
National Penn Bancshares, Inc. (Banks)	17,160	107,250
National Retail Properties, Inc. (REIT)	5,280	132,581
NBT Bancorp, Inc. (Banks)	2,860	63,120
NCI Building Systems, Inc.* (Building Materials)	2,200	20,966
NCI, Inc. - Class A* (Computers)	660	12,487
Neenah Paper, Inc. (Forest Products & Paper)	1,980	30,096
Network Equipment Technologies, Inc.* (Telecommunications)	2,200	7,590
New Jersey Resources Corp. (Gas)	5,500	215,710
Newport Corp.* (Electronics)	3,080	34,927
Northwest Natural Gas Co. (Gas)	2,200	104,390
NorthWestern Corp. (Electric)	3,520	100,320
O’Charley’s, Inc.* (Retail)	2,640	18,982
OfficeMax, Inc.* (Retail)	7,480	97,913
Old Dominion Freight Line, Inc.* (Transportation)	2,640	67,109
Old National Bancorp (Banks)	11,880	124,740
Olympic Steel, Inc. (Iron/Steel)	1,320	30,347
OM Group, Inc.* (Chemicals)	4,180	125,902
Omnicell, Inc.* (Software)	1,540	20,143
On Assignment, Inc.* (Commercial Services)	2,420	12,705
Orbital Sciences Corp.* (Aerospace/Defense)	4,620	70,686
OSI Systems, Inc.* (Electronics)	1,100	39,952
Osteotech, Inc.* (Healthcare - Products)	2,420	15,633
Oxford Industries, Inc. (Apparel)	880	20,926
Palomar Medical Technologies, Inc.* (Healthcare - Products)	2,420	24,999
Papa John’s International, Inc.* (Retail)	1,100	29,018
PAREXEL International Corp.* (Commercial Services)	2,860	66,152
Park Electrochemical Corp. (Electronics)	1,540	40,564
Parkway Properties, Inc. (REIT)	2,860	42,328
PC-Tel, Inc.* (Internet)	2,640	16,210
Penford Corp.* (Chemicals)	1,540	7,099
Penn Virginia Corp. (Oil & Gas)	6,160	98,806
Pennsylvania REIT (REIT)	7,480	88,713
Perry Ellis International, Inc.* (Apparel)	1,320	28,842
Petroleum Development* (Oil & Gas)	2,640	72,864
PetroQuest Energy, Inc.* (Oil & Gas)	3,740	22,777
PharMerica Corp.* (Pharmaceuticals)	4,180	39,835
Phoenix Technologies, Ltd.* (Software)	2,200	8,580
Piedmont Natural Gas Co., Inc. (Gas)	9,680	280,720
Pinnacle Entertainment, Inc.* (Entertainment)	5,060	56,419
Pinnacle Financial Partners, Inc.* (Banks)	4,620	42,458
Pioneer Drilling Co.* (Oil & Gas)	7,260	46,319
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,540	44,860
Plexus Corp.* (Electronics)	2,200	64,570
PolyOne Corp.* (Chemicals)	6,600	79,794
Pool Corp. (Distribution/Wholesale)	6,820	136,878
Post Properties, Inc. (REIT)	6,600	184,272
Powell Industries, Inc.* (Electrical Components & Equipment)	220	6,846
Pre-Paid Legal Services, Inc.* (Commercial Services)	440	27,496
Presidential Life Corp. (Insurance)	2,860	28,028
PrivateBancorp, Inc. (Banks)	7,920	90,209
ProAssurance Corp.* (Insurance)	4,400	253,396
Progress Software Corp.* (Software)	2,860	94,666
PS Business Parks, Inc. (REIT)	1,100	62,227
PSS World Medical, Inc.* (Healthcare - Products)	3,740	79,961
Quaker Chemical Corp. (Chemicals)	1,540	50,142
Quanex Building Products Corp. (Building Materials)	3,080	53,192
Quiksilver, Inc.* (Apparel)	17,600	68,816
RadiSys Corp.* (Computers)	1,760	16,579
RC2 Corp.* (Toys/Games/Hobbies)	1,760	36,872
Red Robin Gourmet Burgers, Inc.* (Retail)	2,200	43,142
Res-Care, Inc.* (Healthcare - Services)	3,520	46,710
Rewards Network, Inc. (Commercial Services)	1,100	15,785
RLI Corp. (Insurance)	1,320	74,738
Robbins & Myers, Inc. (Machinery - Diversified)	4,400	117,832
Rogers Corp.* (Electronics)	2,200	69,256
RTI International Metals, Inc.* (Mining)	1,760	53,891
Ruby Tuesday, Inc.* (Retail)	8,800	104,456
Rudolph Technologies, Inc.* (Semiconductors)	2,200	18,282
Ruth’s Hospitality Group, Inc.* (Retail)	4,180	16,762
S&T Bancorp, Inc. (Banks)	3,300	57,486
Safety Insurance Group, Inc. (Insurance)	1,980	83,200
ScanSource, Inc.* (Distribution/Wholesale)	3,520	97,645
School Specialty, Inc.* (Retail)	2,200	28,622
Schulman (A.), Inc. (Chemicals)	4,180	84,227
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,100	93,676
Seahawk Drilling, Inc.* (Oil & Gas)	1,540	13,028

See accompanying notes to the Schedules of Portfolio Investments.

Selective Insurance Group, Inc. (Insurance)	7,260	118,265
SFN Group, Inc.* (Commercial Services)	7,040	42,310
Simmons First National Corp. - Class A (Banks)	2,420	68,413
Simpson Manufacturing Co., Inc. (Building Materials)	5,280	136,119
Skechers U.S.A., Inc. - Class A* (Apparel)	1,540	36,175
Skyline Corp. (Home Builders)	880	17,829
SkyWest, Inc. (Airlines)	7,700	107,492
Smith Corp. (Miscellaneous Manufacturing)	1,320	76,415
Sonic Automotive, Inc.* (Retail)	3,080	30,276
Sonic Solutions* (Electronics)	1,760	20,029
South Jersey Industries, Inc. (Gas)	3,960	195,901
Southwest Gas Corp. (Gas)	6,160	206,915
Sovran Self Storage, Inc. (REIT)	1,980	75,042
Spartan Motors, Inc. (Auto Parts & Equipment)	2,200	10,208
Spartan Stores, Inc. (Food)	3,080	44,660
Stage Stores, Inc. (Retail)	5,060	65,780
Standard Microsystems Corp.* (Semiconductors)	1,980	45,164
Standard Motor Products, Inc. (Auto Parts & Equipment)	2,640	27,799
Standard Pacific Corp.* (Home Builders)	13,420	53,277
Standex International Corp. (Miscellaneous Manufacturing)	1,760	42,574
StarTek, Inc.* (Commercial Services)	660	2,759
Stein Mart, Inc.* (Retail)	1,760	15,541
Stepan Co. (Chemicals)	440	26,008
Sterling Bancorp (Banks)	3,740	32,501
Sterling Bancshares, Inc. (Banks)	13,860	74,428
Stewart Information Services Corp. (Insurance)	2,420	27,394
Stone Energy Corp.* (Oil & Gas)	3,740	55,090
Superior Industries International, Inc. (Auto Parts & Equipment)	3,080	53,222
Supertex, Inc.* (Semiconductors)	880	19,466
Susquehanna Bancshares, Inc. (Banks)	17,600	148,544
Swift Energy Co.* (Oil & Gas)	2,860	80,309
SWS Group, Inc. (Diversified Financial Services)	3,960	28,393
Symmetricom, Inc.* (Telecommunications)	3,740	21,393
Symmetry Medical, Inc.* (Healthcare - Products)	4,840	46,658
SYNNEX Corp.* (Software)	3,080	86,671
Take-Two Interactive Software, Inc.* (Software)	11,440	116,002
Tanger Factory Outlet Centers, Inc. (REIT)	2,420	114,079
Technitrol, Inc. (Electronics)	5,720	25,225
Tekelec* (Telecommunications)	5,280	68,429
Teledyne Technologies, Inc.* (Aerospace/Defense)	2,640	105,125
Texas Industries, Inc. (Building Materials)	3,740	117,885
The Cato Corp. - Class A (Retail)	2,420	64,759
The Children’s Place Retail Stores, Inc.* (Retail)	3,740	182,400
The Ensign Group, Inc. (Healthcare - Services)	1,320	23,694
The Finish Line, Inc. - Class A (Retail)	7,260	100,987
The Geo Group, Inc.* (Commercial Services)	8,800	205,480
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	3,520	13,939
The Hain Celestial Group, Inc.* (Food)	5,720	137,166
The Men’s Wearhouse, Inc. (Retail)	3,300	78,507
The Nautilus Group, Inc.* (Leisure Time)	2,860	3,804
The Navigators Group, Inc.* (Insurance)	1,100	49,093
The Pep Boys - Manny, Moe & Jack (Retail)	7,040	74,483
The Standard Register Co. (Household Products/Wares)	1,760	5,139
THQ, Inc.* (Software)	6,160	24,763
Tollgrade Communications, Inc.* (Telecommunications)	1,320	9,676
Tompkins Financial Corp. (Banks)	660	26,176
Toro Co. (Housewares)	2,200	123,706
Tredegar Corp. (Miscellaneous Manufacturing)	3,080	58,458
Triumph Group, Inc. (Aerospace/Defense)	880	65,639
TrueBlue, Inc.* (Commercial Services)	5,940	81,081
TrustCo Bank Corp. NY (Banks)	6,600	36,696
Tuesday Morning Corp.* (Retail)	5,060	24,136
UIL Holdings Corp. (Electric)	6,380	179,661
Ultratech Stepper, Inc.* (Semiconductors)	1,760	30,096
UMB Financial Corp. (Banks)	1,980	70,310
Umpqua Holdings Corp. (Banks)	15,400	174,636
UniFirst Corp. (Textiles)	880	38,852
Unisource Energy Corp. (Electric)	4,840	161,801
United Bankshares, Inc. (Banks)	5,280	131,419
United Community Banks, Inc.* (Banks)	12,760	28,582
United Fire & Casualty Co. (Insurance)	2,860	60,661
United Natural Foods, Inc.* (Food)	5,940	196,852
United Online, Inc. (Internet)	7,700	44,044
United Stationers, Inc.* (Distribution/Wholesale)	3,080	164,811
Universal Forest Products, Inc. (Building Materials)	2,640	77,220
Universal Health Realty Income Trust (REIT)	880	30,281
Universal Technical Institute, Inc. (Commercial Services)	1,320	25,806
Urstadt Biddle Properties - Class A (REIT)	1,760	31,821
USA Mobility, Inc. (Telecommunications)	1,980	31,739
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	5,060	145,627
Viad Corp. (Commercial Services)	2,860	55,312

See accompanying notes to the Schedules of Portfolio Investments.

Vicor Corp. (Electrical Components & Equipment)	1,100	16,071
ViroPharma, Inc.* (Pharmaceuticals)	10,560	157,450
Volt Information Sciences, Inc.* (Commercial Services)	1,540	11,088
Watsco, Inc. (Distribution/Wholesale)	2,200	122,496
Watts Water Technologies, Inc. - Class A (Electronics)	1,760	59,928
Wausau-Mosinee Paper Corp.* (Forest Products & Paper)	6,600	54,714
WD-40 Co. (Household Products/Wares)	1,100	41,822
West Pharmaceutical Services, Inc. (Healthcare - Products)	1,760	60,386
Whitney Holding Corp. (Banks)	12,980	106,047
Wilshire Bancorp, Inc. (Banks)	2,640	17,266
Winnebago Industries, Inc.* (Home Builders)	1,980	20,632
Wintrust Financial Corp. (Banks)	4,180	135,474
Wolverine World Wide, Inc. (Apparel)	2,420	70,204
World Fuel Services Corp. (Retail)	9,020	234,610
Zale Corp.* (Retail)	3,080	6,468
Zep, Inc. (Chemicals)	1,760	30,694

TOTAL COMMON STOCKS (Cost $22,426,607)		29,072,842

	Principal
	Amount	Value

Repurchase Agreements (0.1%)
Bank of America, 0.12%, 10/1/10, dated 9/30/10, with a repurchase price of $12,000 (Collateralized by $11,200 Federal Home Loan Mortgage Corp., 3.50%, 5/15/20, market value $12,320)	$12,000	$12,000
Deutsche Bank, 0.19%, 10/1/10, dated 9/30/10, with a repurchase price of $2,000 (Collateralized by $3,000 U.S. Treasury Notes, 0.58%, 2/3/12, market value $3,003)	2,000	2,000
HSBC, 0.20%, 10/1/10, dated 9/30/10, with a repurchase price of $24,000 (Collateralized by $25,000 Federal Home Loan Mortgage Corp., 1.00%, 11/23/11, market value $25,248)	24,000	24,000
UMB, 0.12%, 10/1/10, dated 9/30/10, with a repurchase price of $5,000 (Collateralized by $5,100 Federal Home Loan Mortgage Corp., 0.88%, 4/30/11, market value $5,138)	5,000	5,000

TOTAL REPURCHASE AGREEMENTS (Cost $43,000)		43,000

TOTAL INVESTMENT SECURITIES (Cost $22,469,607)—100.3%		29,115,842
Net other assets (liabilities)—(0.3)%		(98,969)

NET ASSETS—100.0%		$29,016,873

*	Non-income producing security

ProFund VP Small-Cap Value invested in the following industries as of September 30, 2010:

		% of
	Value	Net Assets

Aerospace/Defense	$990,188	3.4%
Agriculture	50,215	0.2%
Airlines	107,492	0.4%
Apparel	468,853	1.6%
Auto Parts & Equipment	123,886	0.4%
Banks	2,920,088	10.1%
Biotechnology	201,997	0.7%
Building Materials	627,177	2.2%
Chemicals	677,032	2.3%
Commercial Services	1,552,389	5.3%
Computers	325,238	1.1%
Distribution/Wholesale	626,050	2.2%
Diversified Financial Services	292,056	1.0%
Electric	956,136	3.3%
Electrical Components & Equipment	271,180	0.9%
Electronics	1,157,031	4.0%
Energy - Alternate Sources	29,304	0.1%
Engineering & Construction	402,220	1.4%
Entertainment	56,419	0.2%
Environmental Control	47,850	0.2%
Food	609,684	2.1%
Forest Products & Paper	280,231	1.0%
Gas	1,109,650	3.8%
Healthcare - Products	690,998	2.4%
Healthcare - Services	1,142,275	3.9%
Home Builders	203,161	0.7%
Home Furnishings	100,708	0.3%
Household Products/Wares	274,799	0.9%
Housewares	123,706	0.4%
Insurance	1,140,242	3.9%
Internet	119,779	0.4%
Iron/Steel	67,883	0.2%
Leisure Time	273,304	0.9%
Lodging	51,154	0.2%
Machinery - Construction & Mining	75,319	0.3%
Machinery - Diversified	719,356	2.5%
Media	56,863	0.2%
Metal Fabricate/Hardware	272,517	0.9%
Mining	192,841	0.7%
Miscellaneous Manufacturing	1,101,477	3.8%
Office Furnishings	122,093	0.4%
Oil & Gas	471,418	1.6%

See accompanying notes to the Schedules of Portfolio Investments.

Oil & Gas Services	192,558	0.7%
Pharmaceuticals	201,795	0.7%
REIT	2,403,013	8.3%
Retail	2,417,215	8.3%
Savings & Loans	79,625	0.3%
Semiconductors	722,628	2.5%
Software	452,938	1.6%
Storage/Warehousing	23,624	0.1%
Telecommunications	725,115	2.5%
Textiles	94,173	0.3%
Toys/Games/Hobbies	102,846	0.4%
Transportation	527,823	1.8%
Water	47,230	0.2%
Other**	(55,969)	(0.2)%

Total	$29,016,873	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	September 30, 2010
(unaudited)

	Shares	Value

Common Stocks (100.0%)
AAON, Inc. (Building Materials)	1,588	$37,350
Abaxis, Inc.* (Healthcare - Products)	3,176	73,366
Acadia Realty Trust (REIT)	5,558	105,602
Actel Corp.* (Semiconductors)	1,588	25,329
Administaff, Inc. (Commercial Services)	1,588	42,765
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	1,985	25,924
Aerovironment, Inc.* (Aerospace/Defense)	1,985	44,166
Affymetrix, Inc.* (Biotechnology)	3,573	16,293
Air Methods Corp.* (Healthcare - Services)	1,588	66,029
Align Technology, Inc.* (Healthcare - Products)	9,131	178,785
Allegiant Travel Co. (Airlines)	1,985	84,005
Almost Family, Inc.* (Healthcare - Services)	1,191	35,289
AMCOL International Corp. (Mining)	3,573	93,577
Amedisys, Inc.* (Healthcare - Services)	3,970	94,486
American Medical Systems Holdings, Inc.* (Healthcare - Products)	10,322	202,105
American Public Education, Inc.* (Commercial Services)	1,191	39,136
American Science & Engineering, Inc. (Electronics)	794	58,478
American States Water Co. (Water)	1,191	42,614
AmSurg Corp.* (Healthcare - Services)	1,985	34,698
Analogic Corp. (Electronics)	794	35,635
Anixter International, Inc.* (Telecommunications)	1,985	107,170
Applied Signal Technology, Inc. (Telecommunications)	794	19,755
Arbitron, Inc. (Commercial Services)	3,573	99,937
ArQule, Inc.* (Biotechnology)	2,382	12,267
Arris Group, Inc.* (Telecommunications)	8,337	81,452
ATC Technology Corp.* (Auto Parts & Equipment)	1,191	29,465
ATMI, Inc.* (Semiconductors)	2,382	35,397
AZZ, Inc. (Miscellaneous Manufacturing)	1,588	68,030
Badger Meter, Inc. (Electronics)	1,191	48,212
Balchem Corp. (Chemicals)	3,970	122,514
Bank of the Ozarks, Inc. (Banks)	1,191	44,174
Belden, Inc. (Electrical Components & Equipment)	3,176	83,783
Big 5 Sporting Goods Corp. (Retail)	2,779	37,294
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	3,176	66,251
BioMed Realty Trust, Inc. (REIT)	7,146	128,056
BJ’s Restaurants, Inc.* (Retail)	3,176	89,436
Blackbaud, Inc. (Software)	5,955	143,158
Blue Coat Systems, Inc.* (Internet)	5,955	143,277
Blue Nile, Inc.* (Internet)	1,985	88,313
Boston Beer Co., Inc. - Class A* (Beverages)	1,191	79,642
Brady Corp. - Class A (Electronics)	3,573	104,224
Brookline Bancorp, Inc. (Savings & Loans)	3,176	31,696
Brooks Automation, Inc.* (Semiconductors)	3,970	26,639
Brush Engineered Materials, Inc.* (Mining)	1,588	45,163
Buckeye Technologies, Inc. (Forest Products & Paper)	2,779	40,879
Buffalo Wild Wings, Inc.* (Retail)	2,382	114,074
Cabot Microelectronics Corp.* (Chemicals)	1,191	38,326
Cal-Maine Foods, Inc. (Food)	1,985	57,525
Calavo Growers, Inc. (Food)	1,588	34,428
Calgon Carbon Corp.* (Environmental Control)	4,367	63,321
California Pizza Kitchen, Inc.* (Retail)	3,176	54,183
Cantel Medical Corp. (Healthcare - Products)	1,588	25,726
Capella Education Co.* (Commercial Services)	2,382	184,891
CARBO Ceramics, Inc. (Oil & Gas Services)	2,382	192,942
Carter’s, Inc.* (Apparel)	4,764	125,436
Cash America International, Inc. (Retail)	3,970	138,950
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	5,161	181,719
Cbeyond, Inc.* (Telecommunications)	4,367	56,029
CEC Entertainment, Inc.* (Retail)	2,779	95,403
Chemed Corp. (Commercial Services)	1,985	113,085
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,191	37,636
City Holding Co. (Banks)	794	24,352
Clarcor, Inc. (Miscellaneous Manufacturing)	3,176	122,689
Cogent, Inc.* (Electronics)	2,382	25,344
Cognex Corp. (Machinery - Diversified)	2,779	74,533
Coinstar, Inc.* (Commercial Services)	4,367	187,737
Commvault Systems, Inc.* (Software)	5,955	155,009
Compellent Technologies, Inc.* (Computers)	3,176	57,740
Computer Programs & Systems, Inc. (Software)	1,588	67,601
comScore, Inc.* (Internet)	3,573	84,037
Concur Technologies, Inc.* (Software)	5,955	294,415
Consolidated Graphics, Inc.* (Commercial Services)	794	32,911
Cooper Cos., Inc. (Healthcare - Products)	6,352	293,589
CorVel Corp.* (Commercial Services)	794	33,705
Cracker Barrel Old Country Store, Inc. (Retail)	3,176	161,214
Crocs, Inc.* (Apparel)	11,910	154,949
CryoLife, Inc.* (Biotechnology)	1,588	9,639
CSG Systems International, Inc.* (Software)	4,764	86,848
Cubic Corp. (Electronics)	1,191	48,593
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	7,940	185,717
Curtiss-Wright Corp. (Aerospace/Defense)	2,779	84,204
See accompanying notes to the Schedules of Portfolio Investments.

Cyberonics, Inc.* (Healthcare - Products)	3,176	84,736
Cymer, Inc.* (Electronics)	3,970	147,208
Cypress Semiconductor Corp.* (Semiconductors)	21,835	274,684
Daktronics, Inc. (Electronics)	2,779	27,290
Darling International, Inc.* (Environmental Control)	11,116	94,708
DealerTrack Holdings, Inc.* (Internet)	5,558	94,931
Deckers Outdoor Corp.* (Apparel)	5,161	257,844
Delphi Financial Group, Inc. - Class A (Insurance)	3,970	99,210
Deltic Timber Corp. (Forest Products & Paper)	397	17,786
DG Fastchannel, Inc.* (Media)	2,382	51,809
Diamond Foods, Inc. (Food)	1,191	48,819
DiamondRock Hospitality Co. (REIT)	21,041	199,679
Dime Community Bancshares, Inc. (Savings & Loans)	1,191	16,495
DineEquity, Inc.* (Retail)	1,191	53,571
Diodes, Inc.* (Semiconductors)	4,764	81,417
Dionex Corp.* (Electronics)	2,382	205,900
Drill-Quip, Inc.* (Oil & Gas Services)	4,764	295,892
DSP Group, Inc.* (Semiconductors)	1,588	11,116
DTS, Inc.* (Home Furnishings)	2,382	90,921
Eagle Materials, Inc. - Class A (Building Materials)	2,382	56,453
EastGroup Properties, Inc. (REIT)	1,985	74,199
Ebix, Inc.* (Software)	4,764	111,716
eHealth, Inc.* (Insurance)	3,176	41,034
El Paso Electric Co.* (Electric)	2,779	66,085
Emergent Biosolutions, Inc.* (Biotechnology)	1,191	20,557
Entertainment Properties Trust (REIT)	3,176	137,140
Enzo Biochem, Inc.* (Biotechnology)	4,367	16,595
Epicor Software Corp.* (Software)	6,352	55,262
EPIQ Systems, Inc. (Software)	3,176	38,938
eResearchTechnology, Inc.* (Internet)	5,955	44,543
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	1,985	66,021
Exar Corp.* (Semiconductors)	2,779	16,646
Exponent, Inc.* (Commercial Services)	1,985	66,676
Extra Space Storage, Inc. (REIT)	4,367	70,047
EZCORP, Inc. - Class A* (Retail)	3,970	79,559
FARO Technologies, Inc.* (Electronics)	2,382	51,951
FEI Co.* (Electronics)	3,176	62,154
First Cash Financial Services, Inc.* (Retail)	3,970	110,167
First Financial Bancorp (Banks)	3,573	59,598
First Financial Bankshares, Inc. (Banks)	1,588	74,620
Forestar Group, Inc.* (Real Estate)	4,764	81,226
Forrester Research, Inc.* (Commercial Services)	1,985	65,664
Forward Air Corp. (Transportation)	3,970	103,220
Fuller (H.B.) Co. (Chemicals)	2,382	47,330
GenCorp, Inc.* (Aerospace/Defense)	7,940	39,065
Genesco, Inc.* (Retail)	1,588	47,449
Genoptix, Inc.* (Healthcare - Services)	2,382	33,824
Greatbatch, Inc.* (Electrical Components & Equipment)	1,985	46,032
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,985	36,127
Haemonetics Corp.* (Healthcare - Products)	1,985	116,182
Hancock Holding Co. (Banks)	1,985	59,689
Healthcare Realty Trust, Inc. (REIT)	3,573	83,572
Healthcare Services Group, Inc. (Commercial Services)	3,573	81,429
Healthways, Inc.* (Healthcare - Services)	4,764	55,453
Heartland Express, Inc. (Transportation)	3,573	53,131
Heidrick & Struggles International, Inc. (Commercial Services)	2,382	46,401
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	1,191	24,106
Hibbett Sports, Inc.* (Retail)	3,970	99,051
Hillenbrand, Inc. (Commercial Services)	3,970	85,395
Hittite Microwave Corp.* (Semiconductors)	3,176	151,336
HMS Holdings Corp.* (Commercial Services)	3,573	210,593
Holly Corp. (Oil & Gas)	3,176	91,310
Home Bancshares, Inc. (Banks)	1,191	24,201
Home Properties, Inc. (REIT)	2,779	147,009
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	3,176	61,900
HSN, Inc.* (Retail)	5,161	154,314
Hub Group, Inc. - Class A* (Transportation)	2,382	69,697
Iconix Brand Group, Inc.* (Apparel)	9,925	173,687
ICU Medical, Inc.* (Healthcare - Products)	794	29,608
II-VI, Inc.* (Electronics)	3,573	133,380
Integra LifeSciences Holdings* (Biotechnology)	2,779	109,659
Integral Systems, Inc.* (Computers)	1,191	8,790
Interactive Intelligence, Inc.* (Software)	1,588	27,949
Interval Leisure Group, Inc.* (Leisure Time)	5,558	74,866
Intevac, Inc.* (Machinery - Diversified)	3,176	31,792
Investment Technology Group, Inc.* (Diversified Financial Services)	3,573	50,808
ION Geophysical Corp.* (Oil & Gas Services)	12,704	65,299
IPC The Hospitalist Co.* (Healthcare - Services)	2,382	65,076
J & J Snack Foods Corp. (Food)	794	33,292
j2 Global Communications, Inc.* (Internet)	6,352	151,114
JDA Software Group, Inc.* (Software)	5,558	140,951
Jo-Ann Stores, Inc.* (Retail)	2,382	106,118
John Bean Technologies Corp. (Miscellaneous Manufacturing)	2,382	38,374
Jos. A. Bank Clothiers, Inc.* (Retail)	3,573	152,246
Kaiser Aluminum Corp. (Mining)	1,985	84,938
Kaydon Corp. (Metal Fabricate/Hardware)	2,779	96,153

See accompanying notes to the Schedules of Portfolio Investments.

Keithley Instruments, Inc. (Electronics)	794	17,079
Kensey Nash Corp.* (Healthcare - Products)	1,191	34,408
Kid Brands, Inc.* (Household Products/Wares)	1,191	10,243
Kilroy Realty Corp. (REIT)	3,176	105,253
Kirkland’s, Inc.* (Retail)	1,985	27,512
Knight Transportation, Inc. (Transportation)	4,764	92,088
Kopin Corp.* (Semiconductors)	9,131	32,415
Kulicke & Soffa Industries, Inc.* (Semiconductors)	4,367	27,032
La-Z-Boy, Inc.* (Home Furnishings)	3,176	26,805
Lance, Inc. (Food)	2,382	50,737
Landauer, Inc. (Commercial Services)	794	49,728
LaSalle Hotel Properties (REIT)	5,955	139,287
LHC Group, Inc.* (Healthcare - Services)	1,985	46,032
Lindsay Manufacturing Co. (Machinery - Diversified)	794	34,396
Liquidity Services, Inc.* (Internet)	1,191	19,068
Littelfuse, Inc.* (Electrical Components & Equipment)	1,985	86,744
LSB Industries, Inc.* (Miscellaneous Manufacturing)	794	14,745
LTC Properties, Inc. (REIT)	1,588	40,526
Lufkin Industries, Inc. (Oil & Gas Services)	3,970	174,283
Lumber Liquidators Holdings, Inc.* (Retail)	3,176	78,034
Maidenform Brands, Inc.* (Apparel)	1,985	57,267
Manhattan Associates, Inc.* (Computers)	3,176	93,216
MAXIMUS, Inc. (Commercial Services)	2,382	146,684
Medical Properties Trust, Inc. (REIT)	15,086	152,972
Medifast, Inc.* (Commercial Services)	1,985	53,853
Mercury Computer Systems, Inc.* (Computers)	3,176	38,207
Meridian Bioscience, Inc. (Healthcare - Products)	3,176	69,491
Merit Medical Systems, Inc.* (Healthcare - Products)	2,382	37,850
Methode Electronics, Inc. (Electronics)	1,588	14,419
Micrel, Inc. (Semiconductors)	3,573	35,230
Microsemi Corp.* (Semiconductors)	4,764	81,703
MicroStrategy, Inc. - Class A* (Software)	1,191	103,153
Mid-America Apartment Communities, Inc. (REIT)	2,382	138,823
Midas, Inc.* (Commercial Services)	794	6,042
Mobile Mini, Inc.* (Storage/Warehousing)	3,176	48,720
Monolithic Power Systems, Inc.* (Semiconductors)	4,764	77,796
Monro Muffler Brake, Inc. (Commercial Services)	2,779	128,140
MTS Systems Corp. (Computers)	794	24,614
Multimedia Games, Inc.* (Leisure Time)	1,985	7,345
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	1,191	68,745
National Presto Industries, Inc. (Housewares)	794	84,537
National Retail Properties, Inc. (REIT)	5,955	149,530
Natus Medical, Inc.* (Healthcare - Products)	3,970	57,843
NBT Bancorp, Inc. (Banks)	1,985	43,809
NCI, Inc. - Class A* (Computers)	397	7,511
Neogen Corp.* (Pharmaceuticals)	3,176	107,508
NETGEAR, Inc.* (Telecommunications)	4,764	128,676
NetScout Systems, Inc.* (Computers)	4,764	97,710
Network Equipment Technologies, Inc.* (Telecommunications)	1,985	6,848
Neutral Tandem, Inc.* (Telecommunications)	4,367	52,186
Newport Corp.* (Electronics)	1,985	22,510
Nolan Co.* (Media)	3,970	45,139
Northwest Natural Gas Co. (Gas)	1,191	56,513
NorthWestern Corp. (Electric)	1,191	33,944
Novatel Wireless, Inc.* (Telecommunications)	4,367	34,412
NTELOS Holdings Corp. (Telecommunications)	3,970	67,172
Nutri/System, Inc. (Commercial Services)	3,573	68,745
OfficeMax, Inc.* (Retail)	3,970	51,967
Oil States International, Inc.* (Oil & Gas Services)	6,749	314,166
Old Dominion Freight Line, Inc.* (Transportation)	2,779	70,642
Omnicell, Inc.* (Software)	2,779	36,349
On Assignment, Inc.* (Commercial Services)	2,382	12,506
optionsXpress Holdings, Inc.* (Diversified Financial Services)	5,558	85,371
Orbital Sciences Corp.* (Aerospace/Defense)	3,176	48,593
Orion Marine Group, Inc.* (Engineering & Construction)	3,573	44,341
OSI Systems, Inc.* (Electronics)	1,191	43,257
Oxford Industries, Inc. (Apparel)	1,191	28,322
P.F. Chang’s China Bistro, Inc. (Retail)	3,176	146,731
Papa John’s International, Inc.* (Retail)	1,588	41,891
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	4,764	138,537
PAREXEL International Corp.* (Commercial Services)	5,161	119,374
Park Electrochemical Corp. (Electronics)	1,191	31,371
Peet’s Coffee & Tea, Inc.* (Beverages)	1,588	54,357
Perficient, Inc.* (Internet)	3,970	36,286
Pericom Semiconductor Corp.* (Semiconductors)	3,573	31,049
PetMed Express, Inc. (Pharmaceuticals)	3,176	55,580
PetroQuest Energy, Inc.* (Oil & Gas)	3,970	24,177
Phoenix Technologies, Ltd.* (Software)	2,382	9,290

See accompanying notes to the Schedules of Portfolio Investments.

Pinnacle Entertainment, Inc.* (Entertainment)	3,176	35,412
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	794	23,129
Plexus Corp.* (Electronics)	3,176	93,216
Polaris Industries, Inc. (Leisure Time)	4,367	284,292
PolyOne Corp.* (Chemicals)	5,955	71,996
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	2,382	153,996
Powell Industries, Inc.* (Electrical Components & Equipment)	794	24,709
Pre-Paid Legal Services, Inc.* (Commercial Services)	794	49,617
Progress Software Corp.* (Software)	2,779	91,985
PS Business Parks, Inc. (REIT)	1,588	89,833
PSS World Medical, Inc.* (Healthcare - Products)	3,970	84,879
Quality Systems, Inc. (Software)	2,779	184,275
Quanex Building Products Corp. (Building Materials)	1,985	34,281
Radiant Systems, Inc.* (Computers)	4,367	74,676
RadiSys Corp.* (Computers)	1,588	14,959
RC2 Corp.* (Toys/Games/Hobbies)	1,191	24,951
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	9,131	250,189
RehabCare Group, Inc.* (Healthcare - Services)	3,176	64,219
RLI Corp. (Insurance)	794	44,956
RTI International Metals, Inc.* (Mining)	2,382	72,937
Rudolph Technologies, Inc.* (Semiconductors)	1,985	16,495
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	7,940	315,377
Sanderson Farms, Inc. (Food)	2,779	120,303
Savient Pharmaceuticals, Inc.* (Biotechnology)	9,131	208,826
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	2,382	138,894
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,588	135,234
Shuffle Master, Inc.* (Entertainment)	7,146	60,098
Sigma Designs, Inc.* (Semiconductors)	3,573	41,054
Signature Bank* (Banks)	5,558	215,873
Skechers U.S.A., Inc. - Class A* (Apparel)	3,176	74,604
SM Energy Co. (Oil & Gas)	8,734	327,176
Smith Corp. (Miscellaneous Manufacturing)	1,588	91,929
Smith Micro Software, Inc.* (Software)	3,970	39,462
Sonic Automotive, Inc.* (Retail)	1,588	15,610
Sonic Corp.* (Retail)	8,337	67,363
Sonic Solutions* (Electronics)	2,382	27,107
Sourcefire, Inc.* (Internet)	3,573	103,045
Sovran Self Storage, Inc. (REIT)	1,588	60,185
Spartan Motors, Inc. (Auto Parts & Equipment)	2,382	11,052
Stamps.com, Inc.* (Internet)	1,588	20,644
Standard Microsystems Corp.* (Semiconductors)	1,191	27,167
StarTek, Inc.* (Commercial Services)	794	3,319
Stein Mart, Inc.* (Retail)	1,985	17,528
Stepan Co. (Chemicals)	397	23,467
Steven Madden, Ltd.* (Apparel)	3,176	130,407
Stifel Financial Corp.* (Diversified Financial Services)	4,764	220,526
Stone Energy Corp.* (Oil & Gas)	2,779	40,935
Stratasys, Inc.* (Computers)	2,779	77,034
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	2,779	37,906
Supertex, Inc.* (Semiconductors)	794	17,563
SurModics, Inc.* (Healthcare - Products)	2,382	28,393
Swift Energy Co.* (Oil & Gas)	2,382	66,887
Sykes Enterprises, Inc.* (Computers)	5,558	75,478
Symmetricom, Inc.* (Telecommunications)	2,382	13,625
Synaptics, Inc.* (Computers)	4,764	134,059
Taleo Corp. - Class A* (Software)	5,558	161,126
Tanger Factory Outlet Centers, Inc. (REIT)	3,176	149,717
Tekelec* (Telecommunications)	3,970	51,451
Teledyne Technologies, Inc.* (Aerospace/Defense)	2,382	94,851
TeleTech Holdings, Inc.* (Commercial Services)	3,970	58,915
Tessera Technologies, Inc.* (Semiconductors)	6,749	124,856
Tetra Tech, Inc.* (Environmental Control)	8,337	174,827
TETRA Technologies, Inc.* (Oil & Gas Services)	10,322	105,284
Texas Roadhouse, Inc. - Class A* (Retail)	7,940	111,636
The Andersons, Inc. (Agriculture)	2,382	90,278
The Buckle, Inc. (Retail)	3,573	94,827
The Cato Corp. - Class A (Retail)	1,588	42,495
The Ensign Group, Inc. (Healthcare - Services)	397	7,126
The Gymboree Corp.* (Apparel)	3,573	148,422
The Knot, Inc.* (Internet)	3,970	36,246
The Men’s Wearhouse, Inc. (Retail)	3,970	94,446
The Navigators Group, Inc.* (Insurance)	794	35,436
THQ, Inc.* (Software)	3,176	12,768
Tompkins Financial Corp. (Banks)	397	15,745
Toro Co. (Housewares)	1,985	111,617
Tower Group, Inc. (Insurance)	5,955	139,049
TradeStation Group, Inc.* (Diversified Financial Services)	5,558	36,572
TreeHouse Foods, Inc.* (Food)	4,764	219,620
TriQuint Semiconductor, Inc.* (Semiconductors)	21,041	201,994
Triumph Group, Inc. (Aerospace/Defense)	1,191	88,837
True Religion Apparel, Inc.* (Apparel)	3,573	76,248
TrustCo Bank Corp. NY (Banks)	3,573	19,866
TTM Technologies, Inc.* (Electronics)	5,955	58,299
Tyler Technologies, Inc.* (Computers)	3,573	72,032
Ultratech Stepper, Inc.* (Semiconductors)	1,588	27,155
UMB Financial Corp. (Banks)	1,985	70,487
UniFirst Corp. (Textiles)	1,191	52,583

See accompanying notes to the Schedules of Portfolio Investments.

United Online, Inc. (Internet)	3,970	22,708
Universal Electronics, Inc.* (Home Furnishings)	1,985	41,387
Universal Health Realty Income Trust (REIT)	794	27,322
Universal Technical Institute, Inc. (Commercial Services)	1,588	31,045
Urstadt Biddle Properties - Class A (REIT)	1,191	21,533
USA Mobility, Inc. (Telecommunications)	1,191	19,092
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	5,161	148,534
Veeco Instruments, Inc.* (Semiconductors)	5,558	193,807
ViaSat, Inc.* (Telecommunications)	5,558	228,489
Vicor Corp. (Electrical Components & Equipment)	1,588	23,201
Volcom, Inc.* (Apparel)	2,382	45,544
Volterra Semiconductor Corp.* (Semiconductors)	3,573	76,891
Watsco, Inc. (Distribution/Wholesale)	1,588	88,420
Watts Water Technologies, Inc. - Class A (Electronics)	2,382	81,107
WD-40 Co. (Household Products/Wares)	1,191	45,282
Websense, Inc.* (Internet)	5,558	98,599
West Pharmaceutical Services, Inc. (Healthcare - Products)	2,779	95,347
Winnebago Industries, Inc.* (Home Builders)	1,985	20,684
Wolverine World Wide, Inc. (Apparel)	4,367	126,687
World Acceptance Corp.* (Diversified Financial Services)	1,985	87,658
Wright Express Corp.* (Commercial Services)	5,161	184,299
Zep, Inc. (Chemicals)	1,191	20,771
Zoll Medical Corp.* (Healthcare - Products)	2,779	89,678
Zumiez, Inc.* (Retail)	2,779	58,804

TOTAL COMMON STOCKS
(Cost $20,754,275)		28,387,366

TOTAL INVESTMENT SECURITIES
(Cost $20,754,275)—100.0%		28,387,366
Net other assets (liabilities)—NM		5,117

NET ASSETS—100.0%		$28,392,483

*	Non-income producing security

ProFund VP Small-Cap Growth invested in the following industries as of September 30, 2010:
		% of
	Value	Net Assets

Aerospace/Defense	$399,716	1.4%
Agriculture	90,278	0.3%
Airlines	84,005	0.3%
Apparel	1,399,417	4.9%
Auto Parts & Equipment	40,517	0.1%
Banks	652,414	2.3%
Beverages	133,999	0.5%
Biotechnology	644,025	2.3%
Building Materials	128,084	0.4%
Chemicals	324,404	1.1%
Commercial Services	2,202,592	7.8%
Computers	776,026	2.7%
Distribution/Wholesale	157,165	0.6%
Diversified Financial Services	658,060	2.3%
Electric	100,029	0.4%
Electrical Components & Equipment	290,393	1.0%
Electronics	1,336,734	4.7%
Engineering & Construction	44,341	0.2%
Entertainment	95,510	0.3%
Environmental Control	332,856	1.2%
Food	564,724	2.0%
Forest Products & Paper	197,559	0.7%
Gas	56,513	0.2%
Healthcare - Products	1,501,986	5.3%
Healthcare - Services	568,483	2.0%
Home Builders	20,684	0.1%
Home Furnishings	159,113	0.6%
Household Products/Wares	55,525	0.2%
Housewares	196,154	0.7%
Insurance	359,685	1.3%
Internet	942,811	3.3%
Leisure Time	366,503	1.3%
Machinery - Diversified	140,721	0.5%
Media	96,948	0.3%
Metal Fabricate/Hardware	133,789	0.5%
Mining	296,615	1.0%
Miscellaneous Manufacturing	439,694	1.5%
Oil & Gas	550,485	1.9%
Oil & Gas Services	1,381,127	4.9%
Pharmaceuticals	1,008,544	3.6%
REIT	2,020,285	7.1%
Real Estate	81,226	0.3%
Retail	2,341,873	8.2%
Savings & Loans	48,191	0.2%
Semiconductors	1,783,305	6.3%
Software	1,760,255	6.2%
Storage/Warehousing	48,720	0.2%
Telecommunications	866,357	3.0%
Textiles	52,583	0.2%
Toys/Games/Hobbies	24,951	0.1%
Transportation	388,778	1.4%
Water	42,614	0.1%
Other**	5,117	NM

Total	$28,392,483	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Asia 30	September 30, 2010
(unaudited)

	Shares	Value

Common Stocks† (99.6%)
AU Optronics Corp.* (Electronics)	127,981	$1,338,681
Baidu, Inc.* (Internet)	49,350	5,064,297
BHP Billiton, Ltd. (Mining)	86,856	6,628,850
China Life Insurance Co., Ltd. (Insurance)	68,761	4,089,904
China Mobile, Ltd. (Telecommunications)	129,626	6,627,777
China Petroleum and Chemical Corp. (Oil & Gas)	54,285	4,792,280
China Unicom, Ltd. (Telecommunications)	135,548	1,973,579
Chunghwa Telecom Co., Ltd. (Telecommunications)	75,999	1,703,898
CNOOC, Ltd. (Oil & Gas)	19,740	3,835,482
Ctrip.com International, Ltd.* (Internet)	56,588	2,702,077
Flextronics International, Ltd.* (Electronics)	291,823	1,762,611
Focus Media Holding, Ltd.* (Advertising)	132,916	3,229,859
HDFC Bank, Ltd. (Banks)	14,805	2,729,598
ICICI Bank, Ltd. (Banks)	49,679	2,476,498
Infosys Technologies, Ltd. (Software)	45,731	3,078,154
JA Solar Holdings Co., Ltd.* (Energy - Alternate Sources)	229,971	2,145,629
LDK Solar Co., Ltd.* (Energy - Alternate Sources)	120,743	1,241,238
Mindray Medical International, Ltd. (Healthcare - Products)	50,008	1,478,736
Netease.com, Inc.* (Internet)	34,545	1,362,455
New Oriental Education & Technology Group, Inc.* (Commercial Services)	20,069	1,958,333
PetroChina Co., Ltd. (Oil & Gas)	92,778	10,801,215
POSCO (Iron/Steel)	22,043	2,512,461
Satyam Computer Services, Ltd.* (Software)	424,410	1,650,955
Shanda Interactive Entertainment, Ltd.* (Internet)	20,398	798,582
SINA Corp.* (Internet)	37,506	1,897,053
SK Telecom Co., Ltd. (Telecommunications)	92,778	1,620,832
Sohu.com, Inc.* (Internet)	18,095	1,042,634
Suntech Power Holdings Co., Ltd.* (Energy - Alternate Sources)	70,077	675,542
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	236,222	2,395,291
Yingli Green Energy Holding Co., Ltd.* (Energy - Alternate Sources)	85,211	1,179,320

TOTAL COMMON STOCKS
(Cost $41,673,456)		84,793,821

TOTAL INVESTMENT SECURITIES
(Cost $41,673,456)—99.6%		84,793,821
Net other assets (liabilities)—0.4%		335,485

NET ASSETS—100.0%		$85,129,306

†	As of September 30, 2010, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security

ProFund VP Asia 30 invested in the following industries as of September 30, 2010:
		% of
	Value	Net Assets

Advertising	$3,229,859	3.8%
Banks	5,206,096	6.1%
Commercial Services	1,958,333	2.3%
Electronics	3,101,292	3.6%
Energy - Alternate Sources	5,241,729	6.2%
Healthcare - Products	1,478,736	1.7%
Insurance	4,089,904	4.8%
Internet	12,867,098	15.1%
Iron/Steel	2,512,461	3.0%
Mining	6,628,850	7.8%
Oil & Gas	19,428,977	22.8%
Semiconductors	2,395,291	2.8%
Software	4,729,109	5.6%
Telecommunications	11,926,086	14.0%
Other**	335,485	0.4%

Total	$85,129,306	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of September 30, 2010:

		% of
	Value	Net Assets

Australia	$6,628,850	7.8%
China	44,459,154	52.2%
Hong Kong	12,436,838	14.6%
India	9,935,205	11.6%
South Korea	4,133,293	4.9%
Singapore	1,762,611	2.1%
Taiwan	5,437,870	6.4%
Other**	335,485	0.4%

Total	$85,129,306	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	September 30, 2010
(unaudited)

	Shares	Value

Common Stocks† (99.0%)
ABB, Ltd. (Engineering & Construction)	65,427	$1,381,818
ACE, Ltd. (Insurance)	18,528	1,079,256
Alcon, Inc. (Healthcare - Products)	9,264	1,545,143
ArcelorMittal (Iron/Steel)	37,635	1,241,202
AstraZeneca PLC (Pharmaceuticals)	31,845	1,614,542
Barclays PLC (Banks)	63,111	1,189,642
BHP Billiton PLC (Mining)	45,741	2,923,765
BP PLC (Oil & Gas)	46,320	1,906,994
Covidien PLC (Healthcare - Products)	24,318	977,340
Credit Suisse Group (Diversified Financial Services)	28,371	1,207,470
Deutsche Bank AG (Banks)	17,370	954,134
Diageo PLC (Beverages)	19,107	1,318,574
DryShips, Inc.* (Transportation)	95,535	459,523
GlaxoSmithKline PLC (Pharmaceuticals)	48,057	1,899,213
HSBC Holdings PLC (Banks)	52,110	2,636,245
Nokia, Corp. (Telecommunications)	84,534	847,876
Novartis AG (Pharmaceuticals)	45,162	2,604,493
Rio Tinto PLC (Mining)	30,108	1,768,243
Royal Dutch Shell PLC - Class A (Oil & Gas)	45,741	2,758,182
Sanofi-Aventis (Pharmaceuticals)	50,373	1,674,902
SAP AG (Software)	28,371	1,398,974
Siemens AG (Miscellaneous Manufacturing)	18,528	1,952,851
Telefonaktiebolaget LM Ericsson (Telecommunications)	109,431	1,200,458
Tenaris S.A. (Iron/Steel)	28,950	1,112,259
Total Fina S.A. (Oil & Gas)	37,056	1,912,090
Transocean, Ltd.* (Oil & Gas)	12,159	781,702
Tyco International, Ltd. (Miscellaneous Manufacturing)	30,108	1,105,867
UBS AG* (Diversified Financial Services)	78,744	1,341,010
Unilever N.V. (Food)	59,637	1,781,954
Vodafone Group PLC (Telecommunications)	92,061	2,284,033

TOTAL COMMON STOCKS (Cost $36,229,802)		46,859,755

	Principal
	Amount	Value

Reurchase Agreements (0.9%)
Bank of America, 0.12%, 10/1/10, dated 9/30/10, with a repurchase price of $126,000 (Collateralized by $116,900 Federal Home Loan Mortgage Corp., 3.50%, 5/15/20, market value $128,590)	$126,000	$126,000
Deutsche Bank, 0.19%, 10/1/10, dated 9/30/10, with a repurchase price of $20,000 (Collateralized by $21,000 U.S. Treasury Notes, 0.58%, 2/3/12, market value $21,019)	20,000	20,000
HSBC, 0.20%, 10/1/10, dated 9/30/10, with a repurchase price of $240,001 (Collateralized by $243,000 Federal Home Loan Mortgage Corp., 1.00%, 11/23/11, market value $245,413)	240,000	240,000
UBS, 0.18%, 10/1/10, dated 9/30/10, with a repurchase price of $3,000 (Collateralized by $4,000 Federal Home Loan Mortgage Corp., 1.25%, 9/30/30, market value $4,005)	3,000	3,000
UMB, 0.12%, 10/1/10, dated 9/30/10, with a repurchase price of $38,000 (Collateralized by $38,500 Federal Home Loan Mortgage Corp., 0.88%, 4/30/11, market value $38,788)	38,000	38,000

TOTAL REPURCHASE AGREEMENTS (Cost $427,000)		427,000

TOTAL INVESTMENT SECURITIES (Cost $36,656,802)—99.9%		47,286,755
Net other assets (liabilities)—0.1%		70,394

NET ASSETS—100.0%		$47,357,149

†	As of September 30, 2010, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 12/20/10 (Underlying notional amount at value $568,250)	10	$10,328

ProFund VP Europe 30 invested in the following industries as of September 30, 2010:

		% of
	Value	Net Assets

Banks	$4,780,021	10.1%
Beverages	1,318,574	2.8%
Diversified Financial Services	2,548,480	5.4%
Engineering & Construction	1,381,818	2.9%
Food	1,781,954	3.8%
Healthcare - Products	2,522,483	5.3%
Insurance	1,079,256	2.3%
Iron/Steel	2,353,461	5.0%
Mining	4,692,008	9.9%
Miscellaneous Manufacturing	3,058,718	6.5%
Oil & Gas	7,358,968	15.5%
Pharmaceuticals	7,793,150	16.5%
Software	1,398,974	2.9%
Telecommunications	4,332,367	9.1%
Transportation	459,523	1.0%
Other**	497,394	1.0%

Total	$47,357,149	100.0%

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Europe 30 invested in securities with exposure to the following countries as of September 30, 2010:

		% of
	Value	Net Assets

Finland	$847,876	1.8%
France	3,586,992	7.5%
Germany	4,305,959	9.1%
Greece	459,523	1.0%
Ireland	977,340	2.1%
Luxembourg	2,353,461	5.0%
Netherlands	1,781,954	3.8%
Sweden	1,200,458	2.5%
Switzerland	11,046,759	23.4%
United Kingdom	20,299,433	42.8%
Other**	497,394	1.0%

Total	$47,357,149	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP International	September 30, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (99.7%)
Bank of America, 0.12%, 10/1/10+, dated 9/30/10, with a repurchase price of $2,034,007 (Collateralized by $1,886,300 Federal Home Loan Mortgage Corp., 3.50%, 5/15/20, market value $2,074,930)	$2,034,000	$2,034,000
Deutsche Bank, 0.19%, 10/1/10+, dated 9/30/10, with a repurchase price of $2,034,011 (Collateralized by $2,075,000 U.S. Treasury Notes, 0.58%, 2/3/12, market value $2,076,895)	2,034,000	2,034,000
HSBC, 0.20%, 10/1/10+, dated 9/30/10, with a repurchase price of $2,034,011 (Collateralized by $1,724,000 of various U.S. Government Agency Obligations, 1.00%–4.38%, 11/23/11-10/15/15, market value $2,077,520)	2,034,000	2,034,000
UBS, 0.18%, 10/1/10+, dated 9/30/10, with a repurchase price of $2,034,010 (Collateralized by $2,074,000 Federal Home Loan Mortgage Corp., 1.25%, 9/30/13, market value $2,076,593)	2,034,000	2,034,000
UMB, 0.12%, 10/1/10+, dated 9/30/10, with a repurchase price of $2,024,007 (Collateralized by $2,016,900 of various U.S. Government Agency Obligations, 0.88%–1.75%, 4/30/11-8/15/12, market value $2,064,660)	2,024,000	2,024,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,160,000)		10,160,000

TOTAL INVESTMENT SECURITIES (Cost $10,160,000)—99.7%		10,160,000
Net other assets (liabilities)—0.3%		27,562

NET ASSETS—100.0%		$10,187,562

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2010, the aggregate amount held in a segregated account was $1,094,000.

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini MSCI EAFE Futures Contract expiring 12/20/10 (Underlying notional amount at value $1,165,725)	15	$16,898

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$6,156,661	$(27,540)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	2,860,954	(12,997)

		$(40,537)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Emerging Markets	September 30, 2010
(unaudited)

	Shares	Value

Common Stocks† (68.6%)
America Movil S.A.B. de C.V. (Telecommunications)	24,300	$1,295,919
AngloGold Ashanti, Ltd. (Mining)	8,991	415,744
AU Optronics Corp.* (Electronics)	19,440	203,342
Baidu, Inc. * (Internet)	3,159	324,177
Banco Bradesco S.A. (Banks)	46,170	940,945
Banco Santander Brasil S.A. (Banks)	13,851	190,728
BRF-Brazil Foods S.A. (Food)	16,281	252,844
Cemex S.A.B. de C.V.* (Building Materials)	24,057	204,484
China Life Insurance Co., Ltd. (Insurance)	11,421	679,321
China Mobile, Ltd. (Telecommunications)	20,412	1,043,666
China Petroleum and Chemical Corp. (Oil & Gas)	4,131	364,685
China Telecom Corp., Ltd. (Telecommunications)	3,402	186,157
China Unicom, Ltd. (Telecommunications)	31,104	452,874
Chunghwa Telecom Co., Ltd. (Telecommunications)	11,664	261,507
CNOOC, Ltd. (Oil & Gas)	3,645	708,223
Companhia de Bebidas das Americas (AmBev) (Beverages)	3,888	481,257
Companhia Energetica de Minas Gerais (CEMIG) (Electric)	9,477	155,328
Companhia Siderurgica Nacional S.A. (CSN) (Iron/Steel)	19,440	343,505
Companhia Vale Do Rio Doce (Mining)	32,076	1,003,017
Compania de Minas Buenaventura S.A. (Mining)	3,888	175,660
Ctrip.com International, Ltd.* (Internet)	3,645	174,049
Ecopetrol S.A. (Oil & Gas)	5,103	213,050
Empresa Nacional de Electricidad S.A. (Endesa-Chile) (Electric)	2,673	144,422
Enersis S.A. (Electric)	6,318	148,536
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA) (Beverages)	5,346	271,203
Gerdau S.A. (Iron/Steel)	16,038	218,277
Gold Fields, Ltd. (Mining)	16,038	244,900
Grupo Televisa S.A. (Media)	13,851	262,061
HDFC Bank, Ltd. (Banks)	2,673	492,821
ICICI Bank, Ltd. (Banks)	10,206	508,769
Infosys Technologies, Ltd. (Software)	14,094	948,667
Itau Unibanco Holding S.A. (Banks)	50,301	1,216,278
KB Financial Group, Inc. (Banks)	9,477	406,279
Korea Electric Power Corp.* (Electric)	12,879	166,525
LG. Philips LCD Co., Ltd. (Electronics)	10,935	190,706
Mobile TeleSystems (Telecommunications)	11,664	247,627
PetroChina Co., Ltd. (Oil & Gas)	5,103	594,091
Petroleo Brasileiro S.A. (Oil & Gas)	27,702	1,004,752
POSCO (Iron/Steel)	6,561	747,823
PT Telekomunikasi Indonesia (Telecommunications)	6,075	250,837
Sasol, Ltd. (Oil & Gas Services)	10,692	478,895
Shinhan Financial Group Co., Ltd. (Diversified Financial Services)	5,346	409,931
SK Telecom Co., Ltd. (Telecommunications)	7,776	135,847
Sterlite Industries (India), Ltd. (Mining)	8,991	134,685
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	108,864	1,103,881
Tata Motors, Ltd. (Auto Manufacturers)	7,047	179,769
VimpelCom, Ltd.* (Telecommunications)	7,290	108,256
Wipro, Ltd. (Computers)	11,178	161,634

TOTAL COMMON STOCKS
(Cost $19,279,882)		20,847,954

Preferred Stocks† (8.7%)
Petroleo Brasileiro S.A. (Oil & Gas)	38,151	1,252,116
Vale S.A. (Mining)	49,815	1,382,366

TOTAL PREFERRED STOCKS
(Cost $2,678,025)		2,634,482

	Principal
	Amount	Value

Repurchase Agreements (21.8%)
Bank of America, 0.12%, 10/1/10+, dated 9/30/10, with a repurchase price of $1,329,004 (Collateralized by $1,232,400 Federal Home Loan Mortgage Corp., 3.50%, 5/15/20, market value $1,355,640)	$1,329,000	$1,329,000
Deutsche Bank, 0.19%, 10/1/10+, dated 9/30/10, with a repurchase price of $1,329,007 (Collateralized by $1,356,000 U.S. Treasury Notes, 0.58%, 2/3/12, market value $1,357,238)	1,329,000	1,329,000
HSBC, 0.20%, 10/1/10+, dated 9/30/10, with a repurchase price of $1,329,007 (Collateralized by $1,119,000 of various U.S. Government Agency Obligations, 1.00%–4.38%, 11/23/11-10/15/15, market value $1,356,997)	1,329,000	1,329,000
UBS, 0.18%, 10/1/10+, dated 9/30/10, with a repurchase price of $1,329,007 (Collateralized by $1,354,000 Federal Home Loan Mortgage Corp., 1.25%, 9/30/13, market value $1,355,693)	1,329,000	1,329,000

See accompanying notes to the Schedules of Portfolio Investments.

UMB, 0.12%, 10/1/10+, dated 9/30/10, with a repurchase price of $1,326,004 (Collateralized by $1,315,100 of various U.S. Government Agency Obligations, 0.88%–1.88%, 4/30/11-6/15/12, market value $1,352,653)	1,326,000	1,326,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,642,000)		6,642,000

TOTAL INVESTMENT SECURITIES
(Cost $28,599,907)—99.1%		30,124,436
Net other assets (liabilities)—0.9%		271,091

NET ASSETS—100.0%		$30,395,527

†	As of September 30, 2010, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2010, the aggregate amount held in a segregated account was $530,000.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$2,960,705	$69,488
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	3,988,509	84,156

		$153,644

ProFund VP Emerging Markets invested in the following industries as of September 30, 2010:

		% of
	Value	Net Assets

Auto Manufacturers	$179,769	0.6%
Banks	3,755,820	12.4%
Beverages	752,460	2.5%
Building Materials	204,484	0.7%
Computers	161,634	0.5%
Diversified Financial Services	409,931	1.4%
Electric	614,811	2.0%
Electronics	394,048	1.3%
Food	252,844	0.8%
Insurance	679,321	2.2%
Internet	498,226	1.6%
Iron/Steel	1,309,605	4.3%
Media	262,061	0.9%
Mining	3,356,372	11.0%
Oil & Gas	4,136,917	13.7%
Oil & Gas Services	478,895	1.6%
Semiconductors	1,103,881	3.6%
Software	948,667	3.1%
Telecommunications	3,982,690	13.1%
Other**	6,913,091	22.7%

Total	$30,395,527	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of September 30, 2010:

		% of
	Value	Net Assets

Brazil	$8,441,413	27.7%
Chile	292,958	1.0%
China	2,322,480	7.7%
Colombia	213,050	0.7%
Hong Kong	2,204,763	7.2%
India	2,426,345	7.9%
Indonesia	250,837	0.8%
Mexico	2,033,667	6.8%
Peru	175,660	0.6%
Russia	355,883	1.2%
South Africa	1,139,539	3.8%
South Korea	2,057,111	6.7%
Taiwan	1,568,730	5.2%
Other**	6,913,091	22.7%

Total	$30,395,527	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Japan	September 30, 2010
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (11.2%)
Federal Home Loan Bank, 0.00%, 10/4/10	$1,335,000	$1,335,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,335,000)		1,335,000

Repurchase Agreements (67.2%)
Bank of America, 0.12%, 10/1/10, dated 9/30/10, with a repurchase price of $1,596,005 (Collateralized by $1,480,000 Federal Home Loan Mortgage Corp., 3.50%, 5/15/20, market value $1,628,000)	1,596,000	1,596,000
Deutsche Bank, 0.19%, 10/1/10, dated 9/30/10, with a repurchase price of $1,596,008 (Collateralized by $1,627,000 U.S. Treasury Notes, 0.58%, 2/3/12, market value $1,628,486)	1,596,000	1,596,000
HSBC, 0.20%, 10/1/10, dated 9/30/10, with a repurchase price of $1,596,009 (Collateralized by $1,319,000 Federal National Mortgage Association, 4.38%, 10/15/15, market value $1,628,104)	1,596,000	1,596,000
UBS, 0.18%, 10/1/10, dated 9/30/10, with a repurchase price of $1,596,008 (Collateralized by $1,626,000 Federal Home Loan Mortgage Corp., 1.25%, 9/30/13, market value $1,628,033)	1,596,000	1,596,000
UMB, 0.12%, 10/1/10, dated 9/30/10, with a repurchase price of $1,595,005 (Collateralized by $1,586,300 Federal Home Loan Bank, 1.75%, 8/15/12, market value $1,626,959)	1,595,000	1,595,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,979,000)		7,979,000

TOTAL INVESTMENT SECURITIES
(Cost $9,314,000)—78.4%		9,314,000
Net other assets (liabilities)—21.6%		2,565,193

NET ASSETS—100.0%		$11,879,193

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Purchased
Nikkei 225 Futures Contract expiring 12/10/10 (Underlying notional amount at value $11,859,750)	251	$371,812

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	September 30, 2010
(unaudited)

	Shares	Value

Common Stocks (71.4%)
3M Co. (Miscellaneous Manufacturing)	1,456	$126,250
Abbott Laboratories (Pharmaceuticals)	3,120	162,989
Abercrombie & Fitch Co. - Class A (Retail)	182	7,156
ACE, Ltd. (Insurance)	676	39,377
Adobe Systems, Inc.* (Software)	1,066	27,876
Advanced Micro Devices, Inc.* (Semiconductors)	1,144	8,134
Aetna, Inc. (Healthcare - Services)	832	26,300
AFLAC, Inc. (Insurance)	962	49,745
Agilent Technologies, Inc.* (Electronics)	702	23,426
Air Products & Chemicals, Inc. (Chemicals)	442	36,606
Airgas, Inc. (Chemicals)	156	10,600
AK Steel Holding Corp. (Iron/Steel)	234	3,232
Akamai Technologies, Inc.* (Internet)	364	18,266
Alcoa, Inc. (Mining)	2,080	25,189
Allegheny Energy, Inc. (Electric)	338	8,288
Allegheny Technologies, Inc. (Iron/Steel)	208	9,662
Allergan, Inc. (Pharmaceuticals)	624	41,515
Allstate Corp. (Insurance)	1,092	34,453
Altera Corp. (Semiconductors)	624	18,820
Altria Group, Inc. (Agriculture)	4,212	101,172
Amazon.com, Inc.* (Internet)	728	114,340
Ameren Corp. (Electric)	494	14,030
American Electric Power, Inc. (Electric)	962	34,853
American Express Co. (Diversified Financial Services)	2,106	88,515
American International Group, Inc.* (Insurance)	286	11,183
American Tower Corp.* (Telecommunications)	806	41,316
Ameriprise Financial, Inc. (Diversified Financial Services)	520	24,612
AmerisourceBergen Corp. (Pharmaceuticals)	572	17,538
Amgen, Inc.* (Biotechnology)	1,950	107,465
Amphenol Corp. - Class A (Electronics)	364	17,829
Anadarko Petroleum Corp. (Oil & Gas)	1,014	57,849
Analog Devices, Inc. (Semiconductors)	598	18,765
AON Corp. (Insurance)	546	21,354
Apache Corp. (Oil & Gas)	728	71,169
Apartment Investment and Management Co. - Class A (REIT)	234	5,003
Apollo Group, Inc. - Class A* (Commercial Services)	260	13,351
Apple Computer, Inc.* (Computers)	1,846	523,802
Applied Materials, Inc. (Semiconductors)	2,704	31,583
Archer-Daniels-Midland Co. (Agriculture)	1,300	41,496
Assurant, Inc. (Insurance)	208	8,466
AT&T, Inc. (Telecommunications)	11,960	342,056
Autodesk, Inc.* (Software)	468	14,962
Automatic Data Processing, Inc. (Software)	988	41,526
AutoNation, Inc.* (Retail)	130	3,023
AutoZone, Inc.* (Retail)	52	11,903
Avalonbay Communities, Inc. (REIT)	182	18,915
Avery Dennison Corp. (Household Products/Wares)	234	8,686
Avon Products, Inc. (Cosmetics/Personal Care)	858	27,550
Baker Hughes, Inc. (Oil & Gas Services)	884	37,658
Ball Corp. (Packaging & Containers)	182	10,711
Bank of America Corp. (Banks)	20,306	266,212
Bank of New York Mellon Corp. (Banks)	2,470	64,541
Bard (C.R.), Inc. (Healthcare - Products)	182	14,820
Baxter International, Inc. (Healthcare - Products)	1,170	55,821
BB&T Corp. (Banks)	1,404	33,808
Becton, Dickinson & Co. (Healthcare - Products)	468	34,679
Bed Bath & Beyond, Inc.* (Retail)	546	23,702
Bemis Co., Inc. (Packaging & Containers)	208	6,604
Berkshire Hathaway, Inc. - Class B* (Insurance)	3,510	290,207
Best Buy Co., Inc. (Retail)	702	28,663
Big Lots, Inc.* (Retail)	156	5,187
Biogen Idec, Inc.* (Biotechnology)	494	27,723
BMC Software, Inc.* (Software)	364	14,735
Boeing Co. (Aerospace/Defense)	1,482	98,612
Boston Properties, Inc. (REIT)	286	23,772
Boston Scientific Corp.* (Healthcare - Products)	3,068	18,807
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,484	94,451
Broadcom Corp. - Class A (Semiconductors)	910	32,205
Brown-Forman Corp. (Beverages)	208	12,821
C.H. Robinson Worldwide, Inc. (Transportation)	338	23,633
CA, Inc. (Software)	780	16,474
Cabot Oil & Gas Corp. (Oil & Gas)	208	6,263
Cameron International Corp.* (Oil & Gas Services)	494	21,222
Campbell Soup Co. (Food)	390	13,943
Capital One Financial Corp. (Diversified Financial Services)	936	37,019
Cardinal Health, Inc. (Pharmaceuticals)	702	23,194
CareFusion Corp.* (Healthcare - Products)	468	11,625
Carmax, Inc.* (Retail)	442	12,314
Carnival Corp. - Class A (Leisure Time)	884	33,778
Caterpillar, Inc. (Machinery - Construction & Mining)	1,274	100,238
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	598	10,931
CBS Corp. - Class B (Media)	1,378	21,855
Celgene Corp.* (Biotechnology)	936	53,923
CenterPoint Energy, Inc. (Electric)	858	13,488
CenturyTel, Inc. (Telecommunications)	598	23,597
Cephalon, Inc.* (Pharmaceuticals)	156	9,741

See accompanying notes to the Schedules of Portfolio Investments.

Cerner Corp.* (Software)	156	13,102
CF Industries Holdings, Inc. (Chemicals)	156	14,898
Chesapeake Energy Corp. (Oil & Gas)	1,326	30,034
Chevron Corp. (Oil & Gas)	4,082	330,846
Chubb Corp. (Insurance)	624	35,562
CIGNA Corp. (Insurance)	546	19,536
Cincinnati Financial Corp. (Insurance)	338	9,751
Cintas Corp. (Textiles)	260	7,163
Cisco Systems, Inc.* (Telecommunications)	11,570	253,383
Citigroup, Inc.* (Diversified Financial Services)	48,100	187,590
Citrix Systems, Inc.* (Software)	390	26,614
Cliffs Natural Resources, Inc. (Iron/Steel)	286	18,281
Clorox Co. (Household Products/Wares)	286	19,093
CME Group, Inc. (Diversified Financial Services)	130	33,859
CMS Energy Corp. (Electric)	468	8,433
Coach, Inc. (Apparel)	598	25,690
Coca-Cola Co. (Beverages)	4,680	273,874
Coca-Cola Enterprises, Inc. (Beverages)	676	20,956
Cognizant Technology Solutions Corp.* (Computers)	598	38,553
Colgate-Palmolive Co. (Cosmetics/Personal Care)	988	75,938
Comcast Corp. - Class A (Media)	5,694	102,948
Comerica, Inc. (Banks)	364	13,523
Computer Sciences Corp. (Computers)	312	14,352
Compuware Corp.* (Software)	442	3,770
ConAgra Foods, Inc. (Food)	884	19,395
ConocoPhillips (Oil & Gas)	2,990	171,716
CONSOL Energy, Inc. (Coal)	468	17,297
Consolidated Edison, Inc. (Electric)	572	27,582
Constellation Brands, Inc.* (Beverages)	364	6,439
Constellation Energy Group, Inc. (Electric)	416	13,412
Corning, Inc. (Telecommunications)	3,172	57,984
Costco Wholesale Corp. (Retail)	884	57,009
Coventry Health Care, Inc.* (Healthcare - Services)	312	6,717
CSX Corp. (Transportation)	780	43,150
Cummins, Inc. (Machinery - Diversified)	390	35,326
CVS Caremark Corp. (Retail)	2,756	86,731
D.R. Horton, Inc. (Home Builders)	572	6,361
Danaher Corp. (Miscellaneous Manufacturing)	1,092	44,346
Darden Restaurants, Inc. (Retail)	286	12,235
DaVita, Inc.* (Healthcare - Services)	208	14,358
Dean Foods Co.* (Food)	364	3,716
Deere & Co. (Machinery - Diversified)	858	59,871
Dell, Inc.* (Computers)	3,432	44,479
Denbury Resources, Inc.* (Oil & Gas)	806	12,807
DENTSPLY International, Inc. (Healthcare - Products)	286	9,143
Devon Energy Corp. (Oil & Gas)	884	57,230
DeVry, Inc. (Commercial Services)	130	6,397
Diamond Offshore Drilling, Inc. (Oil & Gas)	130	8,810
DIRECTV - Class A* (Media)	1,742	72,519
Discover Financial Services (Diversified Financial Services)	1,092	18,215
Discovery Communications, Inc. - Class A* (Media)	572	24,911
Dominion Resources, Inc. (Electric)	1,196	52,217
Dover Corp. (Miscellaneous Manufacturing)	390	20,362
Dr. Pepper Snapple Group, Inc. (Beverages)	494	17,547
DTE Energy Co. (Electric)	338	15,524
Duke Energy Corp. (Electric)	2,678	47,427
Dun & Bradstreet Corp. (Software)	104	7,711
E*TRADE Financial Corp.* (Diversified Financial Services)	390	5,671
E.I. du Pont de Nemours & Co. (Chemicals)	1,846	82,369
Eastman Chemical Co. (Chemicals)	156	11,544
Eastman Kodak Co.* (Miscellaneous Manufacturing)	546	2,293
Eaton Corp. (Miscellaneous Manufacturing)	338	27,882
eBay, Inc.* (Internet)	2,340	57,096
Ecolab, Inc. (Chemicals)	468	23,746
Edison International (Electric)	650	22,354
El Paso Corp. (Pipelines)	1,430	17,703
Electronic Arts, Inc.* (Software)	676	11,107
Eli Lilly & Co. (Pharmaceuticals)	2,054	75,033
EMC Corp.* (Computers)	4,160	84,490
Emerson Electric Co. (Electrical Components & Equipment)	1,534	80,780
Entergy Corp. (Electric)	390	29,847
EOG Resources, Inc. (Oil & Gas)	520	48,344
EQT Corp. (Oil & Gas)	312	11,251
Equifax, Inc. (Commercial Services)	260	8,112
Equity Residential (REIT)	572	27,210
Exelon Corp. (Electric)	1,326	56,461
Expedia, Inc. (Internet)	416	11,735
Expeditors International of Washington, Inc. (Transportation)	442	20,434
Express Scripts, Inc.* (Pharmaceuticals)	1,092	53,180
Exxon Mobil Corp. (Oil & Gas)	10,296	636,190
Family Dollar Stores, Inc. (Retail)	260	11,482
Fastenal Co. (Distribution/Wholesale)	286	15,212
Federated Investors, Inc. - Class B (Diversified Financial Services)	182	4,142
FedEx Corp. (Transportation)	624	53,352
Fidelity National Information Services, Inc. (Software)	546	14,813
Fifth Third Bancorp (Banks)	1,612	19,392
First Horizon National Corp.* (Banks)	469	5,348
First Solar, Inc.* (Energy - Alternate Sources)	104	15,324
FirstEnergy Corp. (Electric)	624	24,049
Fiserv, Inc.* (Software)	312	16,792
FLIR Systems, Inc.* (Electronics)	312	8,018
Flowserve Corp. (Machinery - Diversified)	104	11,380

See accompanying notes to the Schedules of Portfolio Investments.

Fluor Corp. (Engineering & Construction)	364	18,029
FMC Corp. (Chemicals)	156	10,672
FMC Technologies, Inc.* (Oil & Gas Services)	234	15,980
Ford Motor Co.* (Auto Manufacturers)	6,968	85,288
Forest Laboratories, Inc.* (Pharmaceuticals)	572	17,692
Fortune Brands, Inc. (Household Products/Wares)	312	15,360
Franklin Resources, Inc. (Diversified Financial Services)	286	30,573
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	962	82,145
Frontier Communications Corp. (Telecommunications)	2,002	16,356
GameStop Corp. - Class A* (Retail)	312	6,150
Gannett Co., Inc. (Media)	494	6,042
General Dynamics Corp. (Aerospace/Defense)	780	48,992
General Electric Co. (Miscellaneous Manufacturing)	21,632	351,520
General Mills, Inc. (Food)	1,300	47,502
Genuine Parts Co. (Distribution/Wholesale)	312	13,912
Genworth Financial, Inc. - Class A* (Diversified Financial Services)	988	12,073
Genzyme Corp.* (Biotechnology)	520	36,811
Gilead Sciences, Inc.* (Pharmaceuticals)	1,690	60,181
Goodrich Corp. (Aerospace/Defense)	260	19,170
Google, Inc. - Class A* (Internet)	494	259,740
H & R Block, Inc. (Commercial Services)	624	8,081
Halliburton Co. (Oil & Gas Services)	1,846	61,047
Harley-Davidson, Inc. (Leisure Time)	468	13,310
Harman International Industries, Inc.* (Home Furnishings)	130	4,343
Harris Corp. (Telecommunications)	260	11,515
Hartford Financial Services Group, Inc. (Insurance)	910	20,885
Hasbro, Inc. (Toys/Games/Hobbies)	286	12,730
HCP, Inc. (REIT)	624	22,452
Health Care REIT, Inc. (REIT)	260	12,308
Heinz (H.J.) Co. (Food)	650	30,791
Helmerich & Payne, Inc. (Oil & Gas)	208	8,416
Hess Corp. (Oil & Gas)	598	35,354
Hewlett-Packard Co. (Computers)	4,602	193,606
Home Depot, Inc. (Retail)	3,380	107,078
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,560	68,546
Hormel Foods Corp. (Food)	130	5,798
Hospira, Inc.* (Pharmaceuticals)	338	19,269
Host Marriott Corp. (REIT)	1,326	19,200
Hudson City Bancorp, Inc. (Savings & Loans)	1,066	13,069
Humana, Inc.* (Healthcare - Services)	338	16,981
Huntington Bancshares, Inc. (Banks)	1,456	8,256
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,014	47,678
Integrys Energy Group, Inc. (Electric)	156	8,121
Intel Corp. (Semiconductors)	11,258	216,491
IntercontinentalExchange, Inc.* (Diversified Financial Services)	156	16,336
International Business Machines Corp. (Computers)	2,548	341,789
International Flavors & Fragrances, Inc. (Chemicals)	156	7,569
International Game Technology (Entertainment)	598	8,641
International Paper Co. (Forest Products & Paper)	884	19,227
Interpublic Group of Cos., Inc.* (Advertising)	988	9,910
Intuit, Inc.* (Software)	572	25,059
Intuitive Surgical, Inc.* (Healthcare - Products)	78	22,132
Invesco, Ltd. (Diversified Financial Services)	936	19,871
Iron Mountain, Inc. (Commercial Services)	416	9,293
ITT Industries, Inc. (Miscellaneous Manufacturing)	364	17,046
J.C. Penney Co., Inc. (Retail)	468	12,720
J.P. Morgan Chase & Co. (Diversified Financial Services)	8,034	305,854
Jabil Circuit, Inc. (Electronics)	390	5,620
Jacobs Engineering Group, Inc.* (Engineering & Construction)	260	10,062
Janus Capital Group, Inc. (Diversified Financial Services)	364	3,986
JDS Uniphase Corp.* (Telecommunications)	442	5,476
JM Smucker Co. (Food)	234	14,164
Johnson & Johnson (Healthcare - Products)	5,564	344,745
Johnson Controls, Inc. (Auto Parts & Equipment)	1,352	41,236
Juniper Networks, Inc.* (Telecommunications)	1,040	31,564
Kellogg Co. (Food)	520	26,265
KeyCorp (Banks)	1,794	14,280
Kimberly-Clark Corp. (Household Products/Wares)	832	54,122
Kimco Realty Corp. (REIT)	832	13,104
King Pharmaceuticals, Inc.* (Pharmaceuticals)	494	4,920
KLA -Tencor Corp. (Semiconductors)	338	11,908
Kohls Corp.* (Retail)	624	32,872
Kraft Foods, Inc. (Food)	3,536	109,121
Kroger Co. (Food)	1,300	28,158
L-3 Communications Holdings, Inc. (Aerospace/Defense)	234	16,911
Laboratory Corp. of America Holdings* (Healthcare - Services)	208	16,313
Legg Mason, Inc. (Diversified Financial Services)	312	9,457
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	286	6,509
Lennar Corp. - Class A (Home Builders)	312	4,799
Leucadia National Corp.* (Holding Companies - Diversified)	390	9,212
Lexmark International, Inc. - Class A* (Computers)	156	6,961

See accompanying notes to the Schedules of Portfolio Investments.

Life Technologies Corp.* (Biotechnology)	364	16,995
Limited, Inc. (Retail)	546	14,622
Lincoln National Corp. (Insurance)	650	15,548
Linear Technology Corp. (Semiconductors)	442	13,583
Lockheed Martin Corp. (Aerospace/Defense)	598	42,625
Loews Corp. (Insurance)	650	24,635
Lorillard, Inc. (Agriculture)	312	25,057
Lowe’s Cos., Inc. (Retail)	2,834	63,170
LSI Logic Corp.* (Semiconductors)	1,300	5,928
M&T Bank Corp. (Banks)	182	14,889
Macy’s, Inc. (Retail)	858	19,811
Marathon Oil Corp. (Oil & Gas)	1,430	47,333
Marriott International, Inc. - Class A (Lodging)	572	20,504
Marsh & McLennan Cos., Inc. (Insurance)	1,092	26,339
Marshall & Ilsley Corp. (Banks)	1,066	7,505
Masco Corp. (Building Materials)	728	8,015
Massey Energy Co. (Coal)	208	6,452
MasterCard, Inc. - Class A (Software)	208	46,592
Mattel, Inc. (Toys/Games/Hobbies)	728	17,079
McAfee, Inc.* (Internet)	312	14,745
McCormick & Co., Inc. (Food)	260	10,930
McDonald’s Corp. (Retail)	2,158	160,793
McGraw-Hill Cos., Inc. (Media)	624	20,629
McKesson Corp. (Commercial Services)	520	32,126
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	416	23,675
MeadWestvaco Corp. (Forest Products & Paper)	338	8,240
Medco Health Solutions, Inc.* (Pharmaceuticals)	884	46,021
Medtronic, Inc. (Healthcare - Products)	2,184	73,339
MEMC Electronic Materials, Inc.* (Semiconductors)	468	5,579
Merck & Co., Inc. (Pharmaceuticals)	6,240	229,694
Meredith Corp. (Media)	78	2,598
MetLife, Inc. (Insurance)	1,846	70,979
MetroPCS Communications, Inc.* (Telecommunications)	520	5,439
Microchip Technology, Inc. (Semiconductors)	364	11,448
Micron Technology, Inc.* (Semiconductors)	1,742	12,560
Microsoft Corp. (Software)	15,418	377,587
Molex, Inc. (Electrical Components & Equipment)	286	5,986
Molson Coors Brewing Co. - Class B (Beverages)	312	14,733
Monsanto Co. (Agriculture)	1,092	52,340
Monster Worldwide, Inc.* (Internet)	260	3,370
Moody’s Corp. (Commercial Services)	416	10,392
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	2,834	69,943
Motorola, Inc.* (Telecommunications)	4,732	40,364
Murphy Oil Corp. (Oil & Gas)	390	24,149
Mylan Laboratories, Inc.* (Pharmaceuticals)	624	11,737
Nabors Industries, Ltd.* (Oil & Gas)	572	10,330
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	286	5,557
National Oilwell Varco, Inc. (Oil & Gas Services)	858	38,155
National Semiconductor Corp. (Semiconductors)	494	6,308
NetApp, Inc.* (Computers)	728	36,247
Newell Rubbermaid, Inc. (Housewares)	572	10,187
Newmont Mining Corp. (Mining)	988	62,056
News Corp. - Class A (Media)	4,628	60,442
NextEra Energy, Inc. (Electric)	832	45,252
Nicor, Inc. (Gas)	104	4,765
NIKE, Inc. - Class B (Apparel)	780	62,509
NiSource, Inc. (Electric)	572	9,953
Noble Energy, Inc. (Oil & Gas)	364	27,333
Nordstrom, Inc. (Retail)	338	12,574
Norfolk Southern Corp. (Transportation)	754	44,871
Northeast Utilities System (Electric)	364	10,763
Northern Trust Corp. (Banks)	494	23,831
Northrop Grumman Corp. (Aerospace/Defense)	598	36,257
Novell, Inc.* (Software)	702	4,191
Novellus Systems, Inc.* (Semiconductors)	182	4,838
NRG Energy, Inc.* (Electric)	520	10,826
Nucor Corp. (Iron/Steel)	650	24,830
NVIDIA Corp.* (Semiconductors)	1,170	13,666
NYSE Euronext (Diversified Financial Services)	520	14,856
O’Reilly Automotive, Inc.* (Retail)	286	15,215
Occidental Petroleum Corp. (Oil & Gas)	1,638	128,255
Office Depot, Inc.* (Retail)	546	2,512
Omnicom Group, Inc. (Advertising)	598	23,609
ONEOK, Inc. (Gas)	208	9,368
Oracle Corp. (Software)	7,826	210,128
Owens-Illinois, Inc.* (Packaging & Containers)	338	9,484
PACCAR, Inc. (Auto Manufacturers)	728	35,053
Pactiv Corp.* (Packaging & Containers)	286	9,432
Pall Corp. (Miscellaneous Manufacturing)	234	9,744
Parker Hannifin Corp. (Miscellaneous Manufacturing)	338	23,680
Patterson Cos., Inc. (Healthcare - Products)	208	5,959
Paychex, Inc. (Commercial Services)	650	17,869
Peabody Energy Corp. (Coal)	546	26,759
People’s United Financial, Inc. (Banks)	754	9,870
Pepco Holdings, Inc. (Electric)	442	8,221
PepsiCo, Inc. (Beverages)	3,224	214,203
PerkinElmer, Inc. (Electronics)	234	5,415
Pfizer, Inc. (Pharmaceuticals)	16,276	279,459
PG&E Corp. (Electric)	780	35,428
Philip Morris International, Inc. (Commercial Services)	3,718	208,282

See accompanying notes to the Schedules of Portfolio Investments.

Pinnacle West Capital Corp. (Electric)	208	8,584
Pioneer Natural Resources Co. (Oil & Gas)	234	15,217
Pitney Bowes, Inc. (Office/Business Equipment)	416	8,894
Plum Creek Timber Co., Inc. (Forest Products & Paper)	338	11,931
PNC Financial Services Group (Banks)	1,066	55,336
Polo Ralph Lauren Corp. (Apparel)	130	11,682
PPG Industries, Inc. (Chemicals)	338	24,606
PPL Corp. (Electric)	988	26,903
Praxair, Inc. (Chemicals)	624	56,322
Precision Castparts Corp. (Metal Fabricate/Hardware)	286	36,422
Priceline.com, Inc.* (Internet)	104	36,227
Principal Financial Group, Inc. (Insurance)	650	16,848
Procter & Gamble Co. (Cosmetics/Personal Care)	5,746	344,588
Progress Energy, Inc. (Electric)	598	26,563
Progressive Corp. (Insurance)	1,352	28,216
ProLogis (REIT)	962	11,332
Prudential Financial, Inc. (Insurance)	936	50,712
Public Service Enterprise Group, Inc. (Electric)	1,014	33,543
Public Storage, Inc. (REIT)	286	27,753
Pulte Group, Inc.* (Home Builders)	676	5,922
QEP Resources, Inc. (Oil & Gas)	364	10,971
QLogic Corp.* (Semiconductors)	234	4,128
Qualcomm, Inc. (Telecommunications)	3,250	146,640
Quanta Services, Inc.* (Commercial Services)	416	7,937
Quest Diagnostics, Inc. (Healthcare - Services)	286	14,434
Qwest Communications International, Inc. (Telecommunications)	3,510	22,008
R.R. Donnelley & Sons Co. (Commercial Services)	416	7,055
RadioShack Corp. (Retail)	260	5,546
Range Resources Corp. (Oil & Gas)	312	11,897
Raytheon Co. (Aerospace/Defense)	754	34,465
Red Hat, Inc.* (Software)	390	15,990
Regions Financial Corp. (Banks)	2,548	18,524
Republic Services, Inc. (Environmental Control)	624	19,026
Reynolds American, Inc. (Agriculture)	338	20,074
Robert Half International, Inc. (Commercial Services)	286	7,436
Rockwell Automation, Inc. (Machinery - Diversified)	286	17,655
Rockwell Collins, Inc. (Aerospace/Defense)	312	18,174
Roper Industries, Inc. (Miscellaneous Manufacturing)	182	11,863
Ross Stores, Inc. (Retail)	234	12,781
Rowan Cos., Inc.* (Oil & Gas)	234	7,104
Ryder System, Inc. (Transportation)	104	4,448
Safeway, Inc. (Food)	780	16,505
SAIC, Inc.* (Commercial Services)	598	9,556
Salesforce.com, Inc.* (Software)	234	26,161
SanDisk Corp.* (Computers)	468	17,152
Sara Lee Corp. (Food)	1,352	18,157
SCANA Corp. (Electric)	234	9,435
Schlumberger, Ltd. (Oil & Gas Services)	2,756	169,797
Scripps Networks Interactive - Class A (Entertainment)	182	8,660
Sealed Air Corp. (Packaging & Containers)	312	7,014
Sears Holdings Corp.* (Retail)	78	5,627
Sempra Energy (Gas)	494	26,577
Sherwin-Williams Co. (Chemicals)	182	13,675
Sigma-Aldrich Corp. (Chemicals)	234	14,129
Simon Property Group, Inc. (REIT)	598	55,459
SLM Corp.* (Diversified Financial Services)	988	11,411
Snap-on, Inc. (Hand/Machine Tools)	130	6,046
Southern Co. (Electric)	1,690	62,936
Southwest Airlines Co. (Airlines)	1,508	19,710
Southwestern Energy Co.* (Oil & Gas)	702	23,475
Spectra Energy Corp. (Pipelines)	1,300	29,315
Sprint Nextel Corp.* (Telecommunications)	6,032	27,928
St. Jude Medical, Inc.* (Healthcare - Products)	650	25,571
Stanley Black & Decker, Inc. (Hand/Machine Tools)	338	20,713
Staples, Inc. (Retail)	1,482	31,003
Starbucks Corp. (Retail)	1,508	38,575
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	390	20,495
State Street Corp. (Banks)	1,014	38,187
Stericycle, Inc.* (Environmental Control)	182	12,645
Stryker Corp. (Healthcare - Products)	702	35,135
Sunoco, Inc. (Oil & Gas)	234	8,541
SunTrust Banks, Inc. (Banks)	1,014	26,192
SuperValu, Inc. (Food)	442	5,096
Symantec Corp.* (Internet)	1,586	24,060
Sysco Corp. (Food)	1,196	34,110
T. Rowe Price Group, Inc. (Diversified Financial Services)	520	26,034
Target Corp. (Retail)	1,456	77,809
TECO Energy, Inc. (Electric)	442	7,655
Tellabs, Inc. (Telecommunications)	780	5,811
Tenet Healthcare Corp.* (Healthcare - Services)	988	4,663
Teradata Corp.* (Computers)	338	13,033
Teradyne, Inc.* (Semiconductors)	364	4,055
Tesoro Petroleum Corp. (Oil & Gas)	286	3,821
Texas Instruments, Inc. (Semiconductors)	2,418	65,625
Textron, Inc. (Miscellaneous Manufacturing)	546	11,226
The AES Corp.* (Electric)	1,352	15,345
The Charles Schwab Corp. (Diversified Financial Services)	2,002	27,828
The Dow Chemical Co. (Chemicals)	2,340	64,256
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	234	14,796
The Gap, Inc. (Retail)	884	16,478
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,040	150,363

See accompanying notes to the Schedules of Portfolio Investments.

The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	494	5,311
The Hershey Co. (Food)	312	14,848
The New York Times Co. - Class A* (Media)	234	1,811
The Travelers Cos., Inc. (Insurance)	962	50,120
The Williams Cos., Inc. (Pipelines)	1,196	22,856
Thermo Fisher Scientific, Inc.* (Electronics)	832	39,836
Tiffany & Co. (Retail)	260	12,217
Time Warner Cable, Inc. (Media)	728	39,305
Time Warner, Inc. (Media)	2,288	70,127
Titanium Metals Corp.* (Mining)	182	3,633
TJX Cos., Inc. (Retail)	806	35,972
Torchmark Corp. (Insurance)	156	8,290
Total System Services, Inc. (Software)	338	5,151
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,014	37,244
Tyson Foods, Inc. - Class A (Food)	598	9,580
U.S. Bancorp (Banks)	3,874	83,756
Union Pacific Corp. (Transportation)	1,014	82,945
United Parcel Service, Inc. - Class B (Transportation)	2,002	133,513
United States Steel Corp. (Iron/Steel)	286	12,538
United Technologies Corp. (Aerospace/Defense)	1,872	133,343
UnitedHealth Group, Inc. (Healthcare - Services)	2,288	80,332
UnumProvident Corp. (Insurance)	650	14,398
Urban Outfitters, Inc.* (Retail)	260	8,174
V.F. Corp. (Apparel)	182	14,746
Valero Energy Corp. (Oil & Gas)	1,144	20,031
Varian Medical Systems, Inc.* (Healthcare - Products)	234	14,157
Ventas, Inc. (REIT)	312	16,090
VeriSign, Inc.* (Internet)	364	11,553
Verizon Communications, Inc. (Telecommunications)	5,720	186,415
Viacom, Inc. - Class B (Media)	1,222	44,224
Visa, Inc. - Class A (Commercial Services)	1,014	75,300
Vornado Realty Trust (REIT)	338	28,909
Vulcan Materials Co. (Building Materials)	260	9,599
W.W. Grainger, Inc. (Distribution/Wholesale)	130	15,484
Wal-Mart Stores, Inc. (Retail)	4,056	217,077
Walgreen Co. (Retail)	1,976	66,196
Walt Disney Co. (Media)	3,874	128,268
Washington Post Co. - Class B (Media)	26	10,385
Waste Management, Inc. (Environmental Control)	962	34,382
Waters Corp.* (Electronics)	182	12,882
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	208	8,800
WellPoint, Inc.* (Healthcare - Services)	806	45,652
Wells Fargo & Co. (Banks)	10,582	265,926
Western Digital Corp.* (Computers)	468	13,287
Western Union Co. (Commercial Services)	1,326	23,430
Weyerhaeuser Co. (Forest Products & Paper)	1,092	17,210
Whirlpool Corp. (Home Furnishings)	156	12,630
Whole Foods Market, Inc.* (Food)	286	10,613
Windstream Corp. (Telecommunications)	988	12,143
Wisconsin Energy Corp. (Electric)	234	13,525
Wyndham Worldwide Corp. (Lodging)	364	9,999
Wynn Resorts, Ltd. (Lodging)	156	13,536
Xcel Energy, Inc. (Electric)	936	21,500
Xerox Corp. (Office/Business Equipment)	2,808	29,063
Xilinx, Inc. (Semiconductors)	520	13,837
XL Group PLC (Insurance)	702	15,205
Yahoo!, Inc.* (Internet)	2,730	38,684
YUM! Brands, Inc. (Retail)	936	43,112
Zimmer Holdings, Inc.* (Healthcare - Products)	416	21,769
Zions Bancorp (Banks)	338	7,220

TOTAL COMMON STOCKS
(Cost $19,637,846)		20,935,089

	Principal
	Amount	Value

Repurchase Agreements (31.2%)
Bank of America, 0.12%, 10/1/10+, dated 9/30/10, with a repurchase price of $2,704,009 (Collateralized by $2,507,500 Federal Home Loan Mortgage Corp., 3.50%, 5/15/20, market value $ 2,758,250)	$2,704,000	$2,704,000
Deutsche Bank, 0.19%, 10/1/10+, dated 9/30/10, with a repurchase price of $427,002 (Collateralized by $437,000 U.S. Treasury Notes, 0.58%, 2/3/12, market value $437,399)	427,000	427,000
HSBC, 0.20%, 10/1/10+, dated 9/30/10, with a repurchase price of $5,157,029 (Collateralized by $4,284,000 of various U.S. Government Agency Obligations, 1.00%–4.38%, 11/23/11-10/15/15, market value $5,262,135)	5,157,000	5,157,000
UBS, 0.18%, 10/1/10+, dated 9/30/10, with a repurchase price of $76,000 (Collateralized by $79,000 of various U.S. Government Agency Obligations, 1.25%–1.88%, 6/15/12-9/30/13, market value $79,128)	76,000	76,000

See accompanying notes to the Schedules of Portfolio Investments.

UMB, 0.12%, 10/1/10+, dated 9/30/10, with a repurchase price of $782,003 (Collateralized by $792,000 of various U.S. Government Agency Obligations, 0.88%–1.50%, 10/31/10-4/30/11, market value $797,866)	782,000	782,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,146,000)		9,146,000

TOTAL INVESTMENT SECURITIES
(Cost $28,783,846)—102.6%		30,081,089
Net other assets (liabilities)—(2.6)%		(757,407)

NET ASSETS—100.0%		$29,323,682

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2010, the aggregate amount held in a segregated account was $2,391,000.

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 12/20/10 (Underlying notional amount at value $6,591,700)	116	$84,064

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$18,839,439	$4,104
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	11,863,819	(13,900)

		$(9,796)

ProFund VP UltraBull invested in the following industries as of September 30, 2010:
		% of
	Value	Net Assets

Advertising	$33,519	0.1%
Aerospace/Defense	448,549	1.5%
Agriculture	240,139	0.8%
Airlines	19,710	0.1%
Apparel	114,627	0.4%
Auto Manufacturers	120,341	0.4%
Auto Parts & Equipment	46,547	0.2%
Banks	976,596	3.3%
Beverages	560,573	1.9%
Biotechnology	242,917	0.8%
Building Materials	17,614	0.1%
Chemicals	370,992	1.3%
Coal	50,508	0.2%
Commercial Services	444,617	1.5%
Computers	1,327,751	4.5%
Cosmetics/Personal Care	462,872	1.6%
Distribution/Wholesale	44,608	0.2%
Diversified Financial Services	1,103,765	3.8%
Electric	722,518	2.5%
Electrical Components & Equipment	86,766	0.3%
Electronics	113,026	0.4%
Energy - Alternate Sources	15,324	0.1%
Engineering & Construction	28,091	0.1%
Entertainment	17,301	0.1%
Environmental Control	66,053	0.2%
Food	418,692	1.4%
Forest Products & Paper	56,608	0.2%
Gas	40,710	0.1%
Hand/Machine Tools	26,759	0.1%
Healthcare - Products	687,702	2.3%
Healthcare - Services	225,750	0.8%
Holding Companies - Diversified	9,212	NM
Home Builders	17,082	0.1%
Home Furnishings	16,973	0.1%
Household Products/Wares	97,261	0.3%
Housewares	10,187	NM
Insurance	861,809	2.9%
Internet	589,816	2.0%
Iron/Steel	68,543	0.2%
Leisure Time	47,088	0.2%
Lodging	64,534	0.2%
Machinery - Construction & Mining	100,238	0.3%
Machinery - Diversified	124,232	0.4%
Media	606,064	2.1%
Metal Fabricate/Hardware	36,422	0.1%
Mining	173,023	0.6%
Miscellaneous Manufacturing	806,189	2.8%
Office/Business Equipment	37,957	0.1%
Oil & Gas	1,824,736	6.2%
Oil & Gas Services	343,859	1.2%
Packaging & Containers	43,245	0.2%
Pharmaceuticals	1,179,089	4.0%
Pipelines	69,874	0.2%
REIT	281,507	1.0%
Real Estate	10,931	NM
Retail	1,277,489	4.4%
Savings & Loans	13,069	NM
Semiconductors	499,461	1.7%
Software	920,341	3.1%
Telecommunications	1,229,995	4.2%
Textiles	7,163	NM
Toys/Games/Hobbies	29,809	0.1%
Transportation	406,346	1.4%
Other**	8,388,593	28.6%

Total	$29,323,682	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraMid-Cap	September 30, 2010
(unaudited)

	Shares	Value

Common Stocks (76.0%)
99 Cents Only Stores* (Retail)	816	$15,406
Aaron’s, Inc. (Commercial Services)	1,224	22,583
ACI Worldwide, Inc.* (Software)	544	12,180
Acuity Brands, Inc. (Miscellaneous Manufacturing)	680	30,083
Acxiom Corp.* (Software)	1,360	21,570
ADC Telecommunications, Inc.* (Telecommunications)	1,632	20,677
ADTRAN, Inc. (Telecommunications)	1,088	38,406
Advance Auto Parts, Inc. (Retail)	1,496	87,785
Advent Software, Inc.* (Software)	272	14,196
Aecom Technology Corp.* (Engineering & Construction)	2,040	49,490
Aeropostale, Inc.* (Retail)	1,632	37,944
Affiliated Managers Group, Inc.* (Diversified Financial Services)	816	63,656
AGCO Corp.* (Machinery - Diversified)	1,632	63,664
AGL Resources, Inc. (Gas)	1,360	52,170
AirTran Holdings, Inc.* (Airlines)	2,312	16,993
Alaska Air Group, Inc.* (Airlines)	544	27,760
Albemarle Corp. (Chemicals)	1,496	70,028
Alberto-Culver Co. (Cosmetics/Personal Care)	1,496	56,324
Alexander & Baldwin, Inc. (Transportation)	680	23,691
Alexandria Real Estate Equities, Inc. (REIT)	816	57,120
Alliance Data Systems Corp.* (Commercial Services)	952	62,128
Alliant Energy Corp. (Electric)	1,904	69,210
Alliant Techsystems, Inc.* (Aerospace/Defense)	544	41,018
Allscripts Healthcare Solutions, Inc.* (Software)	2,856	52,750
AMB Property Corp. (REIT)	2,856	75,598
American Eagle Outfitters, Inc. (Retail)	3,400	50,864
American Financial Group, Inc. (Insurance)	1,360	41,589
American Greetings Corp. - Class A (Household Products/Wares)	680	12,641
AmeriCredit Corp.* (Diversified Financial Services)	1,632	39,919
Ametek, Inc. (Electrical Components & Equipment)	1,768	84,457
AnnTaylor Stores Corp.* (Retail)	952	19,268
ANSYS, Inc.* (Software)	1,496	63,206
AOL, Inc.* (Internet)	1,768	43,758
Apollo Investment Corp. (Investment Companies)	3,264	33,391
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,088	49,689
Aqua America, Inc. (Water)	2,312	47,165
Arch Coal, Inc. (Coal)	2,720	72,651
Arrow Electronics, Inc.* (Electronics)	2,040	54,529
Arthur J. Gallagher & Co. (Insurance)	1,768	46,622
Ashland, Inc. (Chemicals)	1,360	66,327
Associated Banc-Corp (Banks)	2,992	39,464
Astoria Financial Corp. (Savings & Loans)	1,360	18,537
Atmel Corp.* (Semiconductors)	7,888	62,789
Atmos Energy Corp. (Gas)	1,496	43,758
Atwood Oceanics, Inc.* (Oil & Gas)	952	28,988
Avnet, Inc.* (Electronics)	2,584	69,794
Baldor Electric Co. (Hand/Machine Tools)	816	32,966
Bally Technologies, Inc.* (Entertainment)	952	33,272
BancorpSouth, Inc. (Banks)	1,224	17,356
Bank of Hawaii Corp. (Banks)	816	36,655
Barnes & Noble, Inc. (Retail)	680	11,023
BE Aerospace, Inc.* (Aerospace/Defense)	1,768	53,588
Beckman Coulter, Inc. (Healthcare - Products)	1,224	59,719
Bill Barrett Corp.* (Oil & Gas)	816	29,376
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	272	24,619
BJ’s Wholesale Club, Inc.* (Retail)	952	39,508
Black Hills Corp. (Electric)	680	21,216
Bob Evans Farms, Inc. (Retail)	544	15,270
BorgWarner, Inc.* (Auto Parts & Equipment)	1,904	100,189
Boyd Gaming Corp.* (Lodging)	952	6,902
BRE Properties, Inc. - Class A (REIT)	1,088	45,152
Brinker International, Inc. (Retail)	1,768	33,344
Broadridge Financial Solutions, Inc. (Software)	2,176	49,765
Brown & Brown, Inc. (Insurance)	2,040	41,188
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	1,360	94,316
Burger King Holdings, Inc. (Retail)	1,632	38,972
Cabot Corp. (Chemicals)	1,088	35,436
Cadence Design Systems, Inc.* (Computers)	4,488	34,243
Camden Property Trust (REIT)	1,088	52,191
Career Education Corp.* (Commercial Services)	1,088	23,359
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,088	32,586
Carpenter Technology Corp. (Iron/Steel)	816	27,507
Cathay Bancorp, Inc. (Banks)	1,360	16,170
Charles River Laboratories International, Inc.* (Biotechnology)	1,088	36,067
Cheesecake Factory, Inc.* (Retail)	952	25,199
Chico’s FAS, Inc. (Retail)	3,128	32,907
Chipotle Mexican Grill, Inc. - Class A* (Retail)	544	93,568
Church & Dwight, Inc. (Household Products/Wares)	1,224	79,487
Ciena Corp.* (Telecommunications)	1,632	25,410
Cimarex Energy Co. (Oil & Gas)	1,496	99,005
Cincinnati Bell, Inc.* (Telecommunications)	3,400	9,078
City National Corp. (Banks)	816	43,305
Clean Harbors, Inc.* (Environmental Control)	408	27,642
Cleco Corp. (Electric)	1,088	32,227
Coldwater Creek, Inc.* (Retail)	1,088	5,734
Collective Brands, Inc.* (Retail)	1,088	17,560
Commerce Bancshares, Inc. (Banks)	1,224	46,010
Commercial Metals Co. (Metal Fabricate/Hardware)	1,904	27,589

See accompanying notes to the Schedules of Portfolio Investments.

Commscope, Inc.* (Telecommunications)	1,632	38,744
Community Health Systems, Inc.* (Healthcare - Services)	1,632	50,543
Comstock Resources, Inc.* (Oil & Gas)	816	18,352
Con-way, Inc. (Transportation)	952	29,502
Convergys Corp.* (Commercial Services)	2,176	22,739
Copart, Inc.* (Retail)	1,224	40,355
CoreLogic, Inc. (Commercial Services)	1,768	33,875
Corinthian Colleges, Inc.* (Commercial Services)	1,496	10,502
Corn Products International, Inc. (Food)	1,224	45,900
Corporate Office Properties Trust (REIT)	952	35,519
Corrections Corp. of America* (Commercial Services)	1,904	46,991
Cousins Properties, Inc. (REIT)	1,779	12,699
Covance, Inc.* (Healthcare - Services)	1,088	50,908
Crane Co. (Miscellaneous Manufacturing)	816	30,959
Cree Research, Inc.* (Semiconductors)	1,904	103,368
Cullen/Frost Bankers, Inc. (Banks)	1,088	58,611
Cytec Industries, Inc. (Chemicals)	816	46,006
Deluxe Corp. (Commercial Services)	816	15,610
Dick’s Sporting Goods, Inc.* (Retail)	1,496	41,948
Diebold, Inc. (Computers)	1,088	33,826
Digital River, Inc.* (Internet)	680	23,147
Dollar Tree, Inc.* (Retail)	2,176	106,102
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,360	64,097
DPL, Inc. (Electric)	2,040	53,305
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	1,224	39,058
Dress Barn, Inc.* (Retail)	1,224	29,070
DST Systems, Inc. (Computers)	680	30,491
Duke-Weeks Realty Corp. (REIT)	4,352	50,440
Dynegy, Inc.* (Electric)	1,768	8,610
Eaton Vance Corp. (Diversified Financial Services)	2,040	59,242
Edwards Lifesciences Corp.* (Healthcare - Products)	1,904	127,663
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,904	63,289
Energen Corp. (Gas)	1,224	55,961
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,224	82,290
Equinix, Inc.* (Internet)	816	83,518
Equity One, Inc. (REIT)	680	11,478
Essex Property Trust, Inc. (REIT)	544	59,535
Everest Re Group, Ltd. (Insurance)	952	82,319
Exterran Holdings, Inc.* (Oil & Gas Services)	1,088	24,708
F5 Networks, Inc.* (Internet)	1,360	141,182
FactSet Research Systems, Inc. (Computers)	816	66,202
Fair Isaac Corp. (Software)	680	16,769
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,176	20,454
Federal Realty Investment Trust (REIT)	1,088	88,846
Fidelity National Title Group, Inc. - Class A (Insurance)	3,944	61,960
First American Financial Corp. (Insurance)	1,768	26,414
First Niagara Financial Group, Inc. (Savings & Loans)	3,536	41,194
FirstMerit Corp. (Banks)	1,904	34,881
Flowers Foods, Inc. (Food)	1,360	33,782
Foot Locker, Inc. (Retail)	2,720	39,522
Forest Oil Corp.* (Oil & Gas)	1,904	56,549
Fossil, Inc.* (Household Products/Wares)	952	51,208
Frontier Oil Corp. (Oil & Gas)	1,768	23,691
FTI Consulting, Inc.* (Commercial Services)	816	28,307
Fulton Financial Corp. (Banks)	3,400	30,804
Gardner Denver, Inc. (Machinery - Diversified)	952	51,103
Gartner Group, Inc.* (Commercial Services)	1,224	36,035
GATX Corp. (Trucking & Leasing)	816	23,925
Gen-Probe, Inc.* (Healthcare - Products)	816	39,543
Gentex Corp. (Electronics)	2,448	47,760
Global Payments, Inc. (Software)	1,360	58,330
Graco, Inc. (Machinery - Diversified)	1,088	34,522
Granite Construction, Inc. (Engineering & Construction)	544	12,371
Great Plains Energy, Inc. (Electric)	2,312	43,697
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,904	59,386
Greenhill & Co., Inc. (Diversified Financial Services)	408	32,363
Greif, Inc. - Class A (Packaging & Containers)	544	32,009
GUESS?, Inc. (Apparel)	1,088	44,205
Hanesbrands, Inc.* (Apparel)	1,632	42,204
Hanover Insurance Group, Inc. (Insurance)	816	38,352
Hansen Natural Corp.* (Beverages)	1,224	57,063
Harsco Corp. (Miscellaneous Manufacturing)	1,360	33,429
Harte-Hanks, Inc. (Advertising)	680	7,936
Hawaiian Electric Industries, Inc. (Electric)	1,632	36,785
HCC Insurance Holdings, Inc. (Insurance)	1,904	49,675
Health Management Associates, Inc. - Class A* (Healthcare - Services)	4,216	32,295
Health Net, Inc.* (Healthcare - Services)	1,632	44,374
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,768	19,696
Henry Schein, Inc.* (Healthcare - Products)	1,496	87,636
Herman Miller, Inc. (Office Furnishings)	952	18,735
Hewitt Associates, Inc.* (Commercial Services)	1,632	82,302

See accompanying notes to the Schedules of Portfolio Investments.

Highwoods Properties, Inc. (REIT)	1,224	39,743
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,088	39,048
HNI Corp. (Office Furnishings)	816	23,468
Hologic, Inc.* (Healthcare - Products)	4,488	71,853
Hospitality Properties Trust (REIT)	2,040	45,553
Hubbell, Inc. - Class B (Electrical Components & Equipment)	1,088	55,216
IDACORP, Inc. (Electric)	816	29,311
IDEX Corp. (Machinery - Diversified)	1,360	48,294
IDEXX Laboratories, Inc.* (Healthcare - Products)	952	58,757
Immucor, Inc.* (Healthcare - Products)	1,224	24,272
Informatica Corp.* (Software)	1,632	62,685
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	2,720	45,859
Integrated Device Technology, Inc.* (Semiconductors)	2,720	15,912
International Bancshares Corp. (Banks)	952	16,079
International Rectifier Corp.* (Semiconductors)	1,224	25,814
International Speedway Corp. (Entertainment)	544	13,274
Intersil Corp. - Class A (Semiconductors)	2,176	25,437
Intrepid Potash, Inc.* (Chemicals)	816	21,273
Itron, Inc.* (Electronics)	680	41,636
ITT Educational Services, Inc.* (Commercial Services)	408	28,670
J. Crew Group, Inc.* (Retail)	1,088	36,579
J.B. Hunt Transport Services, Inc. (Transportation)	1,496	51,911
Jack Henry & Associates, Inc. (Computers)	1,496	38,148
Jefferies Group, Inc. (Diversified Financial Services)	2,176	49,373
JetBlue Airways Corp.* (Airlines)	3,400	22,746
John Wiley & Sons, Inc. (Media)	816	33,342
Jones Lang LaSalle, Inc. (Real Estate)	680	58,664
Joy Global, Inc. (Machinery - Construction & Mining)	1,768	124,326
Kansas City Southern Industries, Inc.* (Transportation)	1,768	66,141
KB Home (Home Builders)	1,224	13,868
KBR, Inc. (Engineering & Construction)	2,720	67,021
Kennametal, Inc. (Hand/Machine Tools)	1,360	42,065
Kindred Healthcare, Inc.* (Healthcare - Services)	680	8,854
Kinetic Concepts, Inc.* (Healthcare - Products)	1,088	39,799
Kirby Corp.* (Transportation)	952	38,137
Korn/Ferry International* (Commercial Services)	816	13,497
Lam Research Corp.* (Semiconductors)	2,176	91,066
Lamar Advertising Co.* (Advertising)	952	30,293
Lancaster Colony Corp. (Miscellaneous Manufacturing)	272	12,920
Landstar System, Inc. (Transportation)	816	31,514
Lender Processing Services, Inc. (Diversified Financial Services)	1,632	54,231
Lennox International, Inc. (Building Materials)	816	34,019
Liberty Property Trust (REIT)	1,904	60,738
Life Time Fitness, Inc.* (Leisure Time)	680	26,840
LifePoint Hospitals, Inc.* (Healthcare - Services)	952	33,377
Lincare Holdings, Inc. (Healthcare - Services)	1,632	40,947
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	680	39,318
LKQ Corp.* (Distribution/Wholesale)	2,448	50,918
Louisiana-Pacific Corp.* (Forest Products & Paper)	2,176	16,472
Lubrizol Corp. (Chemicals)	1,088	115,295
M.D.C. Holdings, Inc. (Home Builders)	680	19,740
Mack-Cali Realty Corp. (REIT)	1,360	44,486
Manpower, Inc. (Commercial Services)	1,360	70,992
ManTech International Corp. - Class A* (Software)	408	16,157
Mariner Energy, Inc.* (Oil & Gas)	1,768	42,839
Martin Marietta Materials (Building Materials)	816	62,808
Masimo Corp. (Healthcare - Products)	952	25,999
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	544	19,236
MDU Resources Group, Inc. (Electric)	3,264	65,117
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	1,088	32,259
Mednax, Inc.* (Healthcare - Services)	816	43,493
Mentor Graphics Corp.* (Computers)	1,904	20,125
Mercury General Corp. (Insurance)	544	22,233
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	544	67,695
Micros Systems, Inc.* (Computers)	1,360	57,569
Mine Safety Appliances Co. (Environmental Control)	544	14,742
Minerals Technologies, Inc. (Chemicals)	272	16,026
Mohawk Industries, Inc.* (Textiles)	952	50,742
MSC Industrial Direct Co. - Class A (Retail)	816	44,097
MSCI, Inc. - Class A* (Software)	2,040	67,748
National Fuel Gas Co. (Pipelines)	1,360	70,462
National Instruments Corp. (Computers)	952	31,092
Nationwide Health Properties, Inc. (REIT)	2,176	84,146
Navigant Consulting Co.* (Commercial Services)	816	9,490
NBTY, Inc.* (Pharmaceuticals)	1,088	59,818
NCR Corp.* (Computers)	2,720	37,074
Netflix, Inc.* (Internet)	680	110,269
NeuStar, Inc.* (Telecommunications)	1,224	30,429

See accompanying notes to the Schedules of Portfolio Investments.

New York Community Bancorp (Savings & Loans)	7,480	121,550
NewAlliance Bancshares, Inc. (Savings & Loans)	1,768	22,312
Newfield Exploration Co.* (Oil & Gas)	2,312	132,801
NewMarket Corp. (Chemicals)	136	15,460
Nordson Corp. (Machinery - Diversified)	544	40,087
NSTAR (Electric)	1,768	69,571
NV Energy, Inc. (Electric)	4,080	53,652
NVR, Inc.* (Home Builders)	136	88,064
Oceaneering International, Inc.* (Oil & Gas Services)	952	51,275
OGE Energy Corp. (Electric)	1,632	65,068
Old Republic International Corp. (Insurance)	4,080	56,508
Olin Corp. (Chemicals)	1,360	27,418
OMEGA Healthcare Investors, Inc. (REIT)	1,632	36,638
Omnicare, Inc. (Pharmaceuticals)	2,040	48,715
Oshkosh Truck Corp.* (Auto Manufacturers)	1,496	41,140
Overseas Shipholding Group, Inc. (Transportation)	408	14,003
Owens & Minor, Inc. (Distribution/Wholesale)	1,088	30,964
Packaging Corp. of America (Packaging & Containers)	1,768	40,965
PacWest Bancorp (Banks)	544	10,369
Panera Bread Co. - Class A* (Retail)	544	48,204
Parametric Technology Corp.* (Software)	1,904	37,204
Patriot Coal Corp.* (Coal)	1,360	15,518
Patterson-UTI Energy, Inc. (Oil & Gas)	2,584	44,135
Pentair, Inc. (Miscellaneous Manufacturing)	1,632	54,884
Perrigo Co. (Pharmaceuticals)	1,360	87,339
PetSmart, Inc. (Retail)	2,040	71,400
Pharmaceutical Product Development, Inc. (Commercial Services)	2,040	50,572
Phillips-Van Heusen Corp. (Apparel)	1,088	65,454
Plains Exploration & Production Co.* (Oil & Gas)	2,448	65,288
Plantronics, Inc. (Telecommunications)	816	27,564
PNM Resources, Inc. (Electric)	1,496	17,039
Polycom, Inc.* (Telecommunications)	1,496	40,811
Potlatch Corp. (Forest Products & Paper)	680	23,120
Pride International, Inc.* (Oil & Gas)	2,992	88,055
Prosperity Bancshares, Inc. (Banks)	816	26,496
Protective Life Corp. (Insurance)	1,496	32,553
Psychiatric Solutions, Inc.* (Healthcare - Services)	952	31,940
Quest Software, Inc.* (Software)	1,088	26,754
Questar Corp. (Pipelines)	2,992	52,450
Quicksilver Resources, Inc.* (Oil & Gas)	2,040	25,704
Rackspace Hosting, Inc.* (Internet)	1,632	42,399
Ralcorp Holdings, Inc.* (Food)	952	55,673
Raymond James Financial Corp. (Diversified Financial Services)	1,768	44,783
Rayonier, Inc. (Forest Products & Paper)	1,360	68,163
Realty Income Corp. (REIT)	1,768	59,617
Regal-Beloit Corp. (Hand/Machine Tools)	680	39,909
Regency Centers Corp. (REIT)	1,360	53,679
Regis Corp. (Retail)	952	18,212
Reinsurance Group of America, Inc. (Insurance)	1,224	59,107
Reliance Steel & Aluminum Co. (Iron/Steel)	1,224	50,833
Rent-A-Center, Inc. (Commercial Services)	1,088	24,349
ResMed, Inc.* (Healthcare - Products)	2,584	84,781
RF Micro Devices, Inc.* (Telecommunications)	4,624	28,391
Rock-Tenn Co. - Class A (Forest Products & Paper)	680	33,871
Rollins, Inc. (Commercial Services)	680	15,898
Rovi Corp.* (Semiconductors)	1,768	89,125
RPM, Inc. (Chemicals)	2,176	43,346
Ruddick Corp. (Food)	680	23,582
Saks, Inc.* (Retail)	2,720	23,392
Scholastic Corp. (Media)	408	11,351
Scientific Games Corp. - Class A* (Entertainment)	1,088	10,554
SEI Investments Co. (Software)	2,448	49,792
Semtech Corp.* (Semiconductors)	1,088	21,967
Senior Housing Properties Trust (REIT)	2,176	51,136
Sensient Technologies Corp. (Chemicals)	816	24,880
Service Corp. International (Commercial Services)	4,216	36,342
Shaw Group, Inc.* (Engineering & Construction)	1,496	50,206
Silgan Holdings, Inc. (Packaging & Containers)	952	30,178
Silicon Laboratories, Inc.* (Semiconductors)	816	29,906
Skyworks Solutions, Inc.* (Semiconductors)	2,992	61,875
SL Green Realty Corp. (REIT)	1,360	86,129
Smithfield Foods, Inc.* (Food)	2,856	48,066
Solera Holdings, Inc. (Software)	1,224	54,052
Sonoco Products Co. (Packaging & Containers)	1,768	59,122
Sotheby’s (Commercial Services)	1,088	40,060
Southern Union Co. (Gas)	2,176	52,355
SPX Corp. (Miscellaneous Manufacturing)	816	51,637
SRA International, Inc. - Class A* (Computers)	680	13,410
StanCorp Financial Group, Inc. (Insurance)	816	31,008
Steel Dynamics, Inc. (Iron/Steel)	3,672	51,812
STERIS Corp. (Healthcare - Products)	952	31,625
Strayer Education, Inc. (Commercial Services)	272	47,464
Superior Energy Services, Inc.* (Oil & Gas Services)	1,360	36,298

See accompanying notes to the Schedules of Portfolio Investments.

SVB Financial Group* (Banks)	680	28,778
Syniverse Holdings, Inc.* (Telecommunications)	1,224	27,748
Synopsys, Inc.* (Computers)	2,584	64,006
Synovus Financial Corp. (Banks)	13,464	33,121
TCF Financial Corp. (Banks)	2,176	35,229
Tech Data Corp.* (Distribution/Wholesale)	816	32,885
Techne Corp. (Healthcare - Products)	680	41,976
Teleflex, Inc. (Miscellaneous Manufacturing)	680	38,610
Telephone & Data Systems, Inc. (Telecommunications)	1,632	53,530
Temple-Inland, Inc. (Forest Products & Paper)	1,904	35,529
Terex Corp.* (Machinery - Construction & Mining)	1,904	43,640
The Brink’s Co. (Miscellaneous Manufacturing)	816	18,768
The Corporate Executive Board Co. (Commercial Services)	544	17,169
The Macerich Co. (REIT)	2,176	93,459
The Ryland Group, Inc. (Home Builders)	816	14,623
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	816	42,212
The Timberland Co. - Class A* (Apparel)	680	13,471
The Warnaco Group, Inc.* (Apparel)	816	41,722
Thomas & Betts Corp.* (Electronics)	952	39,051
Thor Industries, Inc. (Home Builders)	680	22,712
Thoratec Corp.* (Healthcare - Products)	952	35,205
Tibco Software, Inc.* (Internet)	2,856	50,665
Tidewater, Inc. (Oil & Gas Services)	816	36,565
Timken Co. (Metal Fabricate/Hardware)	1,360	52,170
Toll Brothers, Inc.* (Home Builders)	2,448	46,561
Tootsie Roll Industries, Inc. (Food)	408	10,151
Towers Watson & Co. - Class A (Commercial Services)	816	40,131
Tractor Supply Co. (Retail)	1,224	48,544
Transatlantic Holdings, Inc. (Insurance)	1,088	55,292
Trimble Navigation, Ltd.* (Electronics)	2,040	71,482
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,360	30,287
Trustmark Corp. (Banks)	952	20,696
Tupperware Corp. (Household Products/Wares)	1,088	49,787
tw telecom, Inc.* (Telecommunications)	2,584	47,985
UDR, Inc. (REIT)	3,128	66,063
UGI Corp. (Gas)	1,904	54,473
Under Armour, Inc. - Class A* (Retail)	544	24,502
Unit Corp.* (Oil & Gas)	680	25,357
United Rentals, Inc.* (Commercial Services)	1,088	16,146
United Therapeutics Corp.* (Pharmaceuticals)	816	45,704
Unitrin, Inc. (Insurance)	816	19,902
Universal Corp. (Agriculture)	408	16,357
Universal Health Services, Inc. - Class B (Healthcare - Services)	1,632	63,420
URS Corp.* (Engineering & Construction)	1,496	56,818
Valley National Bancorp (Banks)	2,720	35,088
Valmont Industries, Inc. (Metal Fabricate/Hardware)	408	29,539
Valspar Corp. (Chemicals)	1,632	51,979
ValueClick, Inc.* (Internet)	1,360	17,789
VCA Antech, Inc.* (Pharmaceuticals)	1,496	31,551
Vectren Corp. (Gas)	1,360	35,183
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,400	117,538
Vishay Intertechnology, Inc.* (Electronics)	3,128	30,279
W.R. Berkley Corp. (Insurance)	2,040	55,223
Wabtec Corp. (Machinery - Diversified)	816	38,997
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	1,496	40,931
Washington Federal, Inc. (Savings & Loans)	1,904	29,055
Waste Connections, Inc.* (Environmental Control)	1,360	53,938
Webster Financial Corp. (Banks)	1,088	19,105
Weingarten Realty Investors (REIT)	2,040	44,513
WellCare Health Plans, Inc.* (Healthcare - Services)	680	19,693
Wendy’s/Arby’s Group, Inc. - Class A (Retail - Restaurants)	5,440	24,643
Werner Enterprises, Inc. (Transportation)	816	16,720
Westamerica Bancorp (Banks)	544	29,643
Westar Energy, Inc. (Electric)	1,904	46,134
WGL Holdings, Inc. (Gas)	816	30,828
Williams Sonoma, Inc. (Retail)	1,904	60,357
Wilmington Trust Corp. (Banks)	1,496	13,434
WMS Industries, Inc.* (Leisure Time)	952	36,243
Woodward Governor Co. (Electronics)	952	30,864
Worthington Industries, Inc. (Metal Fabricate/Hardware)	952	14,309
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	952	32,025

TOTAL COMMON STOCKS (Cost $11,974,908)		17,086,226

	Principal
	Amount	Value

Repurchase Agreements (25.5%)
Bank of America, 0.12%, 10/1/10+, dated 9/30/10, with a repurchase price of $1,696,006 (Collateralized by $1,572,800 Federal Home Loan Mortgage Corp., 3.50%, 5/15/20, market value $1,730,080)	$1,696,000	$1,696,000
Deutsche Bank, 0.19%, 10/1/10+, dated 9/30/10, with a repurchase price of $268,001 (Collateralized by $274,000 U.S. Treasury Notes, 0.58%, 2/3/12, market value $274,250)	268,000	268,000
HSBC, 0.20%, 10/1/10+, dated 9/30/10, with a repurchase price of $3,233,018 (Collateralized by $2,843,000 of various U.S. Government Agency Obligations, 1.00%–4.38%, 11/23/11-10/15/15, market value $3,299,193)	3,233,000	3,233,000

See accompanying notes to the Schedules of Portfolio Investments.

UBS, 0.18%, 10/1/10+, dated 9/30/10, with a repurchase price of $49,000 (Collateralized by $51,000 Federal Home Loan Mortgage Corp., 1.25%, 9/30/13, market value $51,064)	49,000	49,000
UMB, 0.12%, 10/1/10+, dated 9/30/10, with a repurchase price of $488,002 (Collateralized by $494,200 of various U.S. Government Agency Obligations, 0.88%–1.50%, 10/31/10-4/30/11, market value $497,861)	488,000	488,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,734,000)		5,734,000

TOTAL INVESTMENT SECURITIES (Cost $17,708,908)—101.5%		22,820,226
Net other assets (liabilities)—(1.5)%		(332,978)

NET ASSETS—100.0%		$22,487,248

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2010, the aggregate amount held in a segregated account was $1,643,000.

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contract expiring 12/20/10 (Underlying notional amount at value $8,797,800)	110	$364,438

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$2,800,475	$27,637
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	16,932,115	168,517

		$196,154

ProFund VP UltraMid-Cap invested in the following industries as of September 30, 2010:

		% of
	Value	Net Assets

Advertising	$38,229	0.2%
Aerospace/Defense	94,606	0.4%
Agriculture	16,357	0.1%
Airlines	67,499	0.3%
Apparel	207,056	0.9%
Auto Manufacturers	41,140	0.2%
Auto Parts & Equipment	100,189	0.4%
Banks	591,294	2.6%
Beverages	116,449	0.5%
Biotechnology	178,224	0.8%
Building Materials	96,827	0.4%
Chemicals	533,474	2.4%
Coal	88,169	0.4%
Commercial Services	795,211	3.5%
Computers	426,186	1.9%
Cosmetics/Personal Care	56,324	0.3%
Distribution/Wholesale	160,626	0.7%
Diversified Financial Services	384,498	1.7%
Electric	610,942	2.7%
Electrical Components & Equipment	289,658	1.3%
Electronics	385,395	1.7%
Engineering & Construction	235,906	1.1%
Entertainment	96,158	0.4%
Environmental Control	96,322	0.4%
Food	217,154	1.0%
Forest Products & Paper	177,155	0.8%
Gas	324,728	1.4%
Hand/Machine Tools	154,258	0.7%
Healthcare - Products	767,876	3.4%
Healthcare - Services	419,844	1.9%
Home Builders	205,568	0.9%
Household Products/Wares	235,335	1.0%
Insurance	719,945	3.2%
Internet	512,727	2.3%
Investment Companies	33,391	0.2%
Iron/Steel	130,152	0.6%
Leisure Time	63,083	0.3%
Lodging	6,902	NM
Machinery - Construction & Mining	262,282	1.2%
Machinery - Diversified	308,692	1.4%
Media	44,693	0.2%
Metal Fabricate/Hardware	123,607	0.6%
Miscellaneous Manufacturing	467,185	2.1%
Office Furnishings	42,203	0.2%
Oil & Gas	680,140	3.0%
Oil & Gas Services	168,542	0.8%
Packaging & Containers	162,274	0.7%
Pharmaceuticals	368,675	1.6%
Pipelines	122,912	0.6%
REIT	1,254,478	5.6%
Real Estate	58,664	0.3%
Retail	1,156,636	5.1%

See accompanying notes to the Schedules of Portfolio Investments.

Retail - Restaurants	24,643	0.1%
Savings & Loans	232,648	1.0%
Semiconductors	547,713	2.4%
Software	603,158	2.7%
Telecommunications	388,773	1.7%
Textiles	50,742	0.2%
Transportation	271,619	1.2%
Trucking & Leasing	23,925	0.1%
Water	47,165	0.2%
Other**	5,401,022	24.0%

Total	$22,487,248	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	September 30, 2010
(unaudited)

	Shares	Value

Common Stocks (13.5%)
3D Systems Corp.* (Computers)	85	$1,335
99 Cents Only Stores* (Retail)	119	2,247
A.M. Castle & Co.* (Metal Fabricate/Hardware)	85	1,126
AAR Corp.* (Aerospace/Defense)	136	2,538
Abaxis, Inc.* (Healthcare - Products)	102	2,356
ABIOMED, Inc.* (Healthcare - Products)	170	1,804
ABM Industries, Inc. (Commercial Services)	153	3,303
Acacia Research Corp.* (Media)	102	1,795
Accelrys, Inc.* (Software)	170	1,183
Acco Brands Corp.* (Household Products/Wares)	255	1,466
Accuray, Inc.* (Healthcare - Products)	187	1,163
Aceto Corp. (Chemicals)	187	1,270
ACI Worldwide, Inc.* (Software)	136	3,045
Acme Packet, Inc.* (Telecommunications)	119	4,515
Acorda Therapeutics, Inc.* (Biotechnology)	119	3,929
Actuant Corp. - Class A (Miscellaneous Manufacturing)	238	5,464
Acuity Brands, Inc. (Miscellaneous Manufacturing)	102	4,512
Acxiom Corp.* (Software)	221	3,505
ADC Telecommunications, Inc.* (Telecommunications)	323	4,092
Administaff, Inc. (Commercial Services)	68	1,831
ADTRAN, Inc. (Telecommunications)	170	6,001
Advance America Cash Advance Centers, Inc. (Commercial Services)	204	822
Advanced Analogic Technologies, Inc.* (Semiconductors)	425	1,492
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	119	1,554
Advent Software, Inc.* (Software)	68	3,549
Advisory Board Co.* (Commercial Services)	51	2,252
AFC Enterprises, Inc.* (Retail)	153	1,897
Affymetrix, Inc.* (Biotechnology)	238	1,085
Air Methods Corp.* (Healthcare - Services)	51	2,121
Aircastle, Ltd. (Trucking & Leasing)	204	1,730
AirTran Holdings, Inc.* (Airlines)	527	3,873
Alaska Air Group, Inc.* (Airlines)	85	4,338
Alaska Communications Systems Group, Inc. (Telecommunications)	221	2,243
Albany International Corp. - Class A (Machinery - Diversified)	85	1,608
Align Technology, Inc.* (Healthcare - Products)	187	3,661
Alkermes, Inc.* (Pharmaceuticals)	289	4,234
ALLETE, Inc. (Electric)	136	4,954
Alliance One International, Inc.* (Agriculture)	510	2,117
Allied Nevada Gold Corp.* (Mining)	170	4,505
Allos Therapeutics, Inc.* (Pharmaceuticals)	306	1,444
Almost Family, Inc.* (Healthcare - Services)	51	1,511
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	170	2,088
Alphatec Holdings, Inc.* (Healthcare - Products)	204	435
Alterra Capital Holdings, Ltd. (Insurance)	340	6,773
AMAG Pharmaceuticals, Inc.* (Biotechnology)	68	1,170
Ambassadors Group, Inc. (Leisure Time)	102	1,157
AMERCO* (Trucking & Leasing)	34	2,702
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	221	1,993
American Campus Communities, Inc. (REIT)	153	4,657
American Capital Agency Corp. (REIT)	102	2,710
American Capital, Ltd.* (Investment Companies)	748	4,346
American Equity Investment Life Holding Co. (Insurance)	204	2,089
American Greetings Corp. - Class A (Household Products/Wares)	119	2,212
American Medical Systems Holdings, Inc.* (Healthcare - Products)	204	3,994
American Public Education, Inc.* (Commercial Services)	51	1,676
American Reprographics Co.* (Software)	221	1,735
American States Water Co. (Water)	102	3,650
American Vanguard Corp. (Chemicals)	153	946
Amerigon, Inc.* (Auto Parts & Equipment)	187	1,926
AMERIGROUP Corp.* (Healthcare - Services)	136	5,776
Ameris Bancorp* (Banks)	153	1,431
Ameron International Corp. (Miscellaneous Manufacturing)	34	2,311
Amkor Technology, Inc.* (Semiconductors)	408	2,681
AMN Healthcare Services, Inc.* (Commercial Services)	204	1,049
AmSurg Corp.* (Healthcare - Services)	119	2,080
AmTrust Financial Services, Inc. (Insurance)	204	2,962
ANADIGICS, Inc.* (Semiconductors)	306	1,864
Analogic Corp. (Electronics)	51	2,289
Anixter International, Inc.* (Telecommunications)	85	4,589
AnnTaylor Stores Corp.* (Retail)	170	3,441
Apogee Enterprises, Inc. (Building Materials)	102	933
Apollo Investment Corp. (Investment Companies)	527	5,391
Applied Industrial Technologies, Inc. (Machinery - Diversified)	119	3,641
Applied Micro Circuits Corp.* (Semiconductors)	221	2,210

See accompanying notes to the Schedules of Portfolio Investments.

Applied Signal Technology, Inc. (Telecommunications)	119	2,961
Arbitron, Inc. (Commercial Services)	85	2,377
Arch Chemicals, Inc. (Chemicals)	85	2,983
ArcSight, Inc.* (Telecommunications)	68	2,962
Ardea Biosciences, Inc.* (Pharmaceuticals)	51	1,173
Argo Group International Holdings, Ltd. (Insurance)	119	4,134
Ariba, Inc.* (Internet)	272	5,141
Arkansas Best Corp. (Transportation)	85	2,060
ArQule, Inc.* (Biotechnology)	187	963
Array BioPharma, Inc.* (Pharmaceuticals)	323	1,043
Arris Group, Inc.* (Telecommunications)	357	3,488
Arrow Financial Corp. (Banks)	53	1,317
Art Technology Group, Inc.* (Internet)	561	2,317
Artio Global Investors, Inc. (Diversified Financial Services)	102	1,561
Aruba Networks, Inc.* (Telecommunications)	221	4,716
ArvinMeritor, Inc.* (Auto Parts & Equipment)	238	3,699
Ascent Media Corp. - Class A* (Entertainment)	68	1,816
Ashford Hospitality Trust* (REIT)	153	1,385
Assisted Living Concepts, Inc. - Class A* (Healthcare - Services)	68	2,070
Associated Estates Realty Corp. (REIT)	187	2,614
Astec Industries, Inc.* (Machinery - Construction & Mining)	68	1,940
Astoria Financial Corp. (Savings & Loans)	272	3,707
Astronics Corp.* (Aerospace/Defense)	51	890
Atlantic Tele-Network, Inc. (Environmental Control)	34	1,674
Atlas Air Worldwide Holdings, Inc.* (Transportation)	85	4,275
ATMI, Inc.* (Semiconductors)	187	2,779
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	119	2,949
Aviat Networks, Inc.* (Telecommunications)	289	1,182
Avid Technology, Inc.* (Software)	170	2,229
Avis Budget Group, Inc.* (Commercial Services)	306	3,565
AZZ, Inc. (Miscellaneous Manufacturing)	68	2,913
B&G Foods, Inc. - Class A (Food)	289	3,156
Baldor Electric Co. (Hand/Machine Tools)	136	5,494
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	187	2,702
Bank Mutual Corp. (Banks)	204	1,059
Bank of the Ozarks, Inc. (Banks)	85	3,153
Barnes Group, Inc. (Miscellaneous Manufacturing)	204	3,588
Basic Energy Services, Inc.* (Oil & Gas Services)	136	1,159
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	119	1,734
Belden, Inc. (Electrical Components & Equipment)	170	4,485
Belo Corp. - Class A* (Media)	357	2,213
Benchmark Electronics, Inc.* (Electronics)	204	3,346
Berkshire Hills Bancorp, Inc. (Savings & Loans)	51	967
Berry Petroleum Co. - Class A (Oil & Gas)	170	5,394
BGC Partners, Inc. - Class A (Diversified Financial Services)	255	1,522
Big 5 Sporting Goods Corp. (Retail)	136	1,825
Bill Barrett Corp.* (Oil & Gas)	153	5,508
BioMed Realty Trust, Inc. (REIT)	340	6,093
BJ’s Restaurants, Inc.* (Retail)	85	2,394
Black Box Corp. (Telecommunications)	85	2,725
Black Hills Corp. (Electric)	119	3,713
Blackbaud, Inc. (Software)	136	3,269
Blackboard, Inc.* (Software)	102	3,676
BlackRock Kelso Capital Corp. (Investment Companies)	221	2,542
Blount International, Inc.* (Machinery - Diversified)	204	2,597
Blue Coat Systems, Inc.* (Internet)	119	2,863
Bob Evans Farms, Inc. (Retail)	136	3,818
Boise, Inc.* (Forest Products & Paper)	306	1,986
Boston Private Financial Holdings, Inc. (Banks)	238	1,557
Brady Corp. - Class A (Electronics)	136	3,967
Bridgepoint Education, Inc.* (Commercial Services)	68	1,051
Briggs & Stratton Corp. (Machinery - Diversified)	153	2,909
Brigham Exploration Co.* (Oil & Gas)	340	6,375
Brightpoint, Inc.* (Distribution/Wholesale)	255	1,782
Bristow Group, Inc.* (Transportation)	102	3,680
Brown Shoe Co., Inc. (Retail)	153	1,755
Bruker Corp.* (Healthcare - Products)	187	2,624
Brunswick Corp. (Leisure Time)	238	3,622
Brush Engineered Materials, Inc.* (Mining)	85	2,417
Buckeye Technologies, Inc. (Forest Products & Paper)	153	2,251
Buffalo Wild Wings, Inc.* (Retail)	51	2,442
Cabot Microelectronics Corp.* (Chemicals)	68	2,188
CACI International, Inc. - Class A* (Computers)	85	3,847
Cal Dive International, Inc.* (Oil & Gas Services)	340	1,860
Calamos Asset Management, Inc. (Diversified Financial Services)	136	1,564
Calgon Carbon Corp.* (Environmental Control)	170	2,465
California Pizza Kitchen, Inc.* (Retail)	102	1,740
California Water Service Group (Water)	119	4,397

See accompanying notes to the Schedules of Portfolio Investments.

Callaway Golf Co. (Leisure Time)	238	1,666
Cantel Medical Corp. (Healthcare - Products)	102	1,652
Capella Education Co.* (Commercial Services)	51	3,959
Capital Lease Funding, Inc. (REIT)	306	1,711
CARBO Ceramics, Inc. (Oil & Gas Services)	51	4,131
Cardinal Financial Corp. (Banks)	187	1,797
CardioNet, Inc.* (Healthcare - Products)	170	767
Cardtronics, Inc.* (Commercial Services)	85	1,312
Carrizo Oil & Gas, Inc.* (Oil & Gas)	136	3,256
Carter’s, Inc.* (Apparel)	170	4,476
Cascade Corp. (Machinery - Diversified)	34	1,081
Casey’s General Stores, Inc. (Retail)	136	5,678
Cash America International, Inc. (Retail)	68	2,380
Cass Information Systems, Inc. (Banks)	34	1,167
Cathay Bancorp, Inc. (Banks)	255	3,032
Cavium Networks, Inc.* (Semiconductors)	153	4,400
Cbeyond, Inc.* (Telecommunications)	119	1,527
CBL & Associates Properties, Inc. (REIT)	391	5,106
CDI Corp. (Commercial Services)	119	1,537
Celadon Group, Inc.* (Transportation)	153	2,113
Celera Corp.* (Biotechnology)	357	2,406
Centene Corp.* (Healthcare - Services)	136	3,208
Centerstate Banks, Inc. (Banks)	136	1,167
Central Garden & Pet Co. - Class A* (Household Products/Wares)	272	2,818
Century Aluminum Co.* (Mining)	272	3,582
Cenveo, Inc.* (Commercial Services)	221	1,112
Cepheid, Inc.* (Healthcare - Products)	204	3,817
Ceradyne, Inc.* (Miscellaneous Manufacturing)	102	2,382
CH Energy Group, Inc. (Electric)	68	3,003
Charming Shoppes, Inc.* (Retail)	391	1,376
Chart Industries, Inc.* (Machinery - Diversified)	85	1,731
Checkpoint Systems, Inc.* (Electronics)	102	2,076
Cheesecake Factory, Inc.* (Retail)	170	4,500
Chemed Corp. (Commercial Services)	85	4,842
Chemical Financial Corp. (Banks)	136	2,807
Chindex International, Inc.* (Distribution/Wholesale)	102	1,541
Chiquita Brands International, Inc.* (Food)	170	2,251
Christopher & Banks Corp. (Retail)	221	1,748
Churchill Downs, Inc. (Entertainment)	68	2,429
Cincinnati Bell, Inc.* (Telecommunications)	748	1,997
Cirrus Logic, Inc.* (Semiconductors)	170	3,033
CKX, Inc.* (Media)	204	1,000
Clarcor, Inc. (Miscellaneous Manufacturing)	136	5,254
Clayton Williams Energy, Inc.* (Oil & Gas)	51	2,580
Clean Harbors, Inc.* (Environmental Control)	51	3,455
Clearwater Paper Corp.* (Forest Products & Paper)	34	2,587
Cloud Peak Energy, Inc.* (Coal)	204	3,723
CNO Financial Group, Inc.* (Insurance)	663	3,673
Coeur d’Alene Mines Corp.* (Mining)	238	4,741
Cogdell Spencer, Inc. (REIT)	238	1,504
Cogent Communications Group, Inc.* (Internet)	306	2,898
Cogent, Inc.* (Electronics)	238	2,532
Cognex Corp. (Machinery - Diversified)	170	4,559
Coherent, Inc.* (Electronics)	51	2,041
Coinstar, Inc.* (Commercial Services)	51	2,192
Collective Brands, Inc.* (Retail)	204	3,293
Colonial Properties Trust (REIT)	238	3,853
Colony Financial, Inc. (REIT)	136	2,513
Columbia Banking System, Inc. (Banks)	136	2,672
Columbus McKinnon Corp. NY* (Machinery - Diversified)	136	2,256
Community Bank System, Inc. (Banks)	187	4,303
Community Trust Bancorp, Inc. (Banks)	51	1,382
Commvault Systems, Inc.* (Software)	153	3,983
Compass Diversified Holdings (Holding Companies - Diversified)	187	3,022
Compellent Technologies, Inc.* (Computers)	102	1,854
Complete Production Services, Inc.* (Oil & Gas Services)	255	5,215
Computer Programs & Systems, Inc. (Software)	34	1,447
comScore, Inc.* (Internet)	102	2,399
Comtech Telecommunications Corp.* (Telecommunications)	85	2,325
Conceptus, Inc.* (Healthcare - Products)	119	1,636
Concur Technologies, Inc.* (Software)	119	5,883
CONMED Corp.* (Healthcare - Products)	119	2,667
Consolidated Graphics, Inc.* (Commercial Services)	34	1,409
Contango Oil & Gas Co.* (Oil & Gas)	34	1,705
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	187	3,671
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	85	2,632
CoStar Group, Inc.* (Commercial Services)	68	3,312
CRA International, Inc.* (Commercial Services)	85	1,534

See accompanying notes to the Schedules of Portfolio Investments.

Cracker Barrel Old Country Store, Inc. (Retail)	51	2,589
CreXus Investment Corp. (REIT)	153	1,841
Crocs, Inc.* (Apparel)	255	3,318
Cross Country Healthcare, Inc.* (Commercial Services)	136	978
Crosstex Energy, Inc.* (Oil & Gas)	221	1,746
CryoLife, Inc.* (Biotechnology)	221	1,341
CSG Systems International, Inc.* (Software)	170	3,099
Cubic Corp. (Electronics)	68	2,774
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	255	5,964
Curtiss-Wright Corp. (Aerospace/Defense)	136	4,121
CVR Energy, Inc.* (Oil & Gas)	204	1,683
Cyberonics, Inc.* (Healthcare - Products)	102	2,721
Cymer, Inc.* (Electronics)	136	5,043
Daktronics, Inc. (Electronics)	204	2,003
Dana Holding Corp.* (Auto Parts & Equipment)	459	5,655
Danvers Bancorp, Inc. (Savings & Loans)	119	1,824
Darling International, Inc.* (Environmental Control)	391	3,331
DCT Industrial Trust, Inc. (REIT)	765	3,664
DealerTrack Holdings, Inc.* (Internet)	119	2,033
Deckers Outdoor Corp.* (Apparel)	102	5,096
Delphi Financial Group, Inc. - Class A (Insurance)	153	3,823
Deltic Timber Corp. (Forest Products & Paper)	51	2,285
Deluxe Corp. (Commercial Services)	136	2,602
Denny’s Corp.* (Retail)	476	1,480
Dexcom, Inc.* (Healthcare - Products)	204	2,697
DG Fastchannel, Inc.* (Media)	68	1,479
DHT Maritime, Inc. (Transportation)	255	1,053
Diamond Foods, Inc. (Food)	68	2,787
Diamond Management & Technology Consultants, Inc. (Commercial Services)	153	1,913
DiamondRock Hospitality Co. (REIT)	442	4,195
Digi International, Inc.* (Software)	136	1,291
Digital River, Inc.* (Internet)	136	4,629
DigitalGlobe, Inc.* (Telecommunications)	85	2,584
Dillards, Inc. - Class A (Retail)	136	3,215
Dime Community Bancshares, Inc. (Savings & Loans)	153	2,119
DineEquity, Inc.* (Retail)	34	1,529
Dionex Corp.* (Electronics)	51	4,408
DivX, Inc.* (Software)	119	1,134
Dollar Financial Corp.* (Commercial Services)	102	2,129
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	85	4,262
Domino’s Pizza, Inc.* (Retail)	170	2,247
Dress Barn, Inc.* (Retail)	187	4,441
Drill-Quip, Inc.* (Oil & Gas Services)	102	6,335
drugstore.com, Inc.* (Internet)	425	816
DSW, Inc. - Class A* (Retail)	51	1,464
DTS, Inc.* (Home Furnishings)	51	1,947
Duff & Phelps Corp. - Class A (Diversified Financial Services)	153	2,061
DuPont Fabros Technology, Inc. (REIT)	119	2,993
Durect Corp.* (Pharmaceuticals)	357	907
Dyax Corp.* (Pharmaceuticals)	612	1,450
Dycom Industries, Inc.* (Engineering & Construction)	204	2,038
E.W. Scripps Co.* (Media)	170	1,340
EarthLink, Inc. (Internet)	442	4,018
Eastman Kodak Co.* (Miscellaneous Manufacturing)	646	2,713
Education Realty Trust, Inc. (REIT)	357	2,553
Electro Rent Corp. (Commercial Services)	85	1,129
Electro Scientific Industries, Inc.* (Electronics)	136	1,511
Employers Holdings, Inc. (Insurance)	187	2,949
EMS Technologies, Inc.* (Telecommunications)	119	2,217
Emulex Corp.* (Semiconductors)	255	2,662
Encore Capital Group, Inc.* (Diversified Financial Services)	68	1,225
Encore Wire Corp. (Electrical Components & Equipment)	119	2,441
EnerSys* (Electrical Components & Equipment)	136	3,396
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	102	3,191
Entegris, Inc.* (Semiconductors)	374	1,747
Entertainment Properties Trust (REIT)	119	5,138
Entropic Communications, Inc.* (Semiconductors)	187	1,795
Enzo Biochem, Inc.* (Biotechnology)	221	840
Epoch Holding Corp. (Diversified Financial Services)	68	876
Equity Lifestyle Properties, Inc. (REIT)	85	4,631
Equity One, Inc. (REIT)	221	3,730
eResearchTechnology, Inc.* (Internet)	221	1,653
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	85	2,827
Esterline Technologies Corp.* (Aerospace/Defense)	68	3,892
Ethan Allen Interiors, Inc. (Home Furnishings)	68	1,187
Euronet Worldwide, Inc.* (Commercial Services)	170	3,058
Evercore Partners, Inc. - Class A (Diversified Financial Services)	68	1,945
Exelixis, Inc.* (Biotechnology)	391	1,533
Extra Space Storage, Inc. (REIT)	221	3,545
EZCORP, Inc. - Class A* (Retail)	153	3,066
F.N.B. Corp. (Banks)	476	4,075
Fair Isaac Corp. (Software)	136	3,354
FARO Technologies, Inc.* (Electronics)	85	1,854
FBR Capital Markets Corp.* (Diversified Financial Services)	289	907

See accompanying notes to the Schedules of Portfolio Investments.

Federal Signal Corp. (Miscellaneous Manufacturing)	255	1,374
FEI Co.* (Electronics)	153	2,994
FelCor Lodging Trust, Inc.* (REIT)	221	1,017
Ferro Corp.* (Chemicals)	289	3,725
First Cash Financial Services, Inc.* (Retail)	136	3,774
First Commonwealth Financial Corp. (Banks)	374	2,038
First Community Bancshares, Inc. (Banks)	68	877
First Financial Bancorp (Banks)	204	3,403
First Financial Corp. (Banks)	51	1,505
First Merchants Corp. (Banks)	136	1,038
First Midwest Bancorp, Inc. (Banks)	255	2,940
First Potomac Realty Trust (REIT)	187	2,805
FirstMerit Corp. (Banks)	323	5,917
Flow International Corp.* (Machinery - Diversified)	238	626
Flushing Financial Corp. (Savings & Loans)	153	1,769
Force Protection, Inc.* (Auto Manufacturers)	323	1,628
Forestar Group, Inc.* (Real Estate)	153	2,609
FormFactor, Inc.* (Semiconductors)	170	1,462
Forward Air Corp. (Transportation)	119	3,094
FPIC Insurance Group, Inc.* (Insurance)	51	1,790
Franklin Electric Co., Inc. (Hand/Machine Tools)	85	2,819
Franklin Street Properties Corp. (REIT)	238	2,956
Fred’s, Inc. (Retail)	204	2,407
Fuller (H.B.) Co. (Chemicals)	187	3,716
FX Energy, Inc.* (Oil & Gas)	170	704
G & K Services, Inc. (Textiles)	119	2,720
G-III Apparel Group, Ltd.* (Apparel)	51	1,600
GAMCO Investors, Inc. - Class A (Diversified Financial Services)	51	1,965
Gaylord Entertainment Co.* (Lodging)	102	3,111
GenCorp, Inc.* (Aerospace/Defense)	255	1,255
General Communication, Inc. - Class A* (Telecommunications)	255	2,542
Genesco, Inc.* (Retail)	68	2,032
Genesee & Wyoming, Inc. - Class A* (Transportation)	85	3,688
Gentiva Health Services, Inc.* (Healthcare - Services)	68	1,486
GeoEye, Inc.* (Telecommunications)	68	2,753
GFI Group, Inc. (Diversified Financial Services)	238	1,104
Gibraltar Industries, Inc.* (Iron/Steel)	119	1,069
Glacier Bancorp, Inc. (Banks)	272	3,971
Gladstone Capital Corp. (Investment Companies)	119	1,341
Glatfelter (Forest Products & Paper)	187	2,274
Glimcher Realty Trust (REIT)	238	1,464
Global Cash Access Holdings, Inc.* (Commercial Services)	272	1,110
Global Industries, Ltd.* (Oil & Gas Services)	459	2,511
Golar LNG, Ltd. (Transportation)	187	2,341
GrafTech International, Ltd.* (Electrical Components & Equipment)	323	5,048
Grand Canyon Education, Inc.* (Commercial Services)	85	1,864
Granite Construction, Inc. (Engineering & Construction)	85	1,933
Graphic Packaging Holding Co.* (Packaging & Containers)	476	1,590
Great Lakes Dredge & Dock Co. (Commercial Services)	187	1,086
Green Plains Renewable Energy, Inc.* (Energy - Alternate Sources)	85	1,029
Greenlight Capital Re, Ltd. - Class A* (Insurance)	136	3,403
Griffon Corp.* (Miscellaneous Manufacturing)	153	1,865
Group 1 Automotive, Inc.* (Retail)	85	2,540
GSI Commerce, Inc.* (Internet)	153	3,779
GulfMark Offshore, Inc. - Class A* (Transportation)	68	2,089
Gulfport Energy Corp.* (Oil & Gas)	102	1,412
Haemonetics Corp.* (Healthcare - Products)	68	3,980
Halozyme Therapeutics, Inc.* (Biotechnology)	272	2,097
Harmonic, Inc.* (Telecommunications)	374	2,573
Harte-Hanks, Inc. (Advertising)	187	2,182
Hatteras Financial Corp. (REIT)	68	1,936
Hawaiian Holdings, Inc.* (Airlines)	204	1,222
Hawk Corp. - Class A* (Metal Fabricate/Hardware)	34	1,471
Haynes International, Inc. (Metal Fabricate/Hardware)	68	2,375
Headwaters, Inc.* (Energy - Alternate Sources)	442	1,591
Healthcare Realty Trust, Inc. (REIT)	238	5,567
Healthcare Services Group, Inc. (Commercial Services)	221	5,037
HEALTHSOUTH Corp.* (Healthcare - Services)	238	4,570
HealthSpring, Inc.* (Healthcare - Services)	204	5,271
Healthways, Inc.* (Healthcare - Services)	153	1,781
Heartland Express, Inc. (Transportation)	187	2,781
Heartland Payment Systems, Inc. (Commercial Services)	119	1,811
HeartWare International, Inc.* (Healthcare - Products)	17	1,169
Heckmann Corp.* (Beverages)	340	1,326
Hecla Mining Co.* (Mining)	595	3,760
Heidrick & Struggles International, Inc. (Commercial Services)	85	1,656
Helen of Troy, Ltd.* (Household Products/Wares)	85	2,150
Hercules Offshore, Inc.* (Oil & Gas Services)	476	1,261
Hercules Technology Growth Capital, Inc. (Investment Companies)	238	2,406

See accompanying notes to the Schedules of Portfolio Investments.

Herman Miller, Inc. (Office Furnishings)	153	3,011
Hersha Hospitality Trust (REIT)	408	2,113
Hexcel Corp.* (Aerospace/Defense Equipment)	272	4,839
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	51	1,032
Hibbett Sports, Inc.* (Retail)	170	4,241
Highwoods Properties, Inc. (REIT)	170	5,520
Hittite Microwave Corp.* (Semiconductors)	51	2,430
HMS Holdings Corp.* (Commercial Services)	51	3,006
HNI Corp. (Office Furnishings)	136	3,911
Home Bancshares, Inc. (Banks)	102	2,073
Home Federal Bancorp, Inc. (Savings & Loans)	85	1,034
Home Properties, Inc. (REIT)	136	7,194
Horizon Lines, Inc. - Class A (Transportation)	238	1,000
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	85	1,657
Horsehead Holding Corp.* (Mining)	255	2,517
Hot Topic, Inc. (Retail)	187	1,120
HSN, Inc.* (Retail)	136	4,066
Hub Group, Inc. - Class A* (Transportation)	119	3,482
Huron Consulting Group, Inc.* (Commercial Services)	102	2,243
IBERIABANK Corp. (Banks)	68	3,399
Iconix Brand Group, Inc.* (Apparel)	221	3,868
ICU Medical, Inc.* (Healthcare - Products)	85	3,170
IDACORP, Inc. (Electric)	153	5,496
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	170	527
II-VI, Inc.* (Electronics)	102	3,808
Imation Corp.* (Computers)	204	1,903
Immersion Corp.* (Computers)	136	804
Immucor, Inc.* (Healthcare - Products)	187	3,708
ImmunoGen, Inc.* (Biotechnology)	255	1,599
Impax Laboratories, Inc.* (Pharmaceuticals)	187	3,703
Incyte, Corp.* (Biotechnology)	289	4,621
Independent Bank Corp./MA (Banks)	102	2,297
Infinera Corp.* (Telecommunications)	306	3,571
Inland Real Estate Corp. (REIT)	408	3,390
Innophos Holdings, Inc. (Chemicals)	85	2,814
Insight Enterprises, Inc.* (Retail)	238	3,722
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	119	2,877
Inspire Pharmaceuticals, Inc.* (Pharmaceuticals)	221	1,315
Insteel Industries, Inc. (Miscellaneous Manufacturing)	119	1,069
Insulet Corp.* (Healthcare - Products)	170	2,404
Integral Systems, Inc.* (Computers)	136	1,004
Interactive Intelligence, Inc.* (Software)	102	1,795
InterDigital, Inc.* (Telecommunications)	153	4,530
Interface, Inc. - Class A (Office Furnishings)	153	2,177
Intermec, Inc.* (Machinery - Diversified)	187	2,293
InterMune, Inc.* (Biotechnology)	119	1,621
Internap Network Services Corp.* (Internet)	306	1,502
International Bancshares Corp. (Banks)	187	3,158
International Coal Group, Inc.* (Coal)	612	3,256
Internet Brands, Inc. - Class A* (Internet)	136	1,806
Internet Capital Group, Inc.* (Internet)	187	2,063
Intevac, Inc.* (Machinery - Diversified)	119	1,191
Invacare Corp. (Healthcare - Products)	119	3,155
Invesco Mortgage Capital, Inc. (REIT)	136	2,927
Investors Real Estate Trust (REIT)	476	3,989
ION Geophysical Corp.* (Oil & Gas Services)	442	2,272
IPC The Hospitalist Co.* (Healthcare - Services)	51	1,393
IPG Photonics Corp.* (Telecommunications)	102	2,462
iRobot Corp.* (Machinery - Diversified)	68	1,263
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	85	865
Isilon Systems, Inc.* (Computers)	102	2,273
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	306	2,570
Ixia* (Telecommunications)	170	2,108
J & J Snack Foods Corp. (Food)	51	2,138
j2 Global Communications, Inc.* (Internet)	170	4,044
Jack Henry & Associates, Inc. (Computers)	187	4,768
Jack in the Box, Inc.* (Retail)	153	3,280
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	221	3,898
James River Coal Co.* (Coal)	136	2,384
JDA Software Group, Inc.* (Software)	136	3,449
JetBlue Airways Corp.* (Airlines)	663	4,435
Jo-Ann Stores, Inc.* (Retail)	85	3,787
John Bean Technologies Corp. (Miscellaneous Manufacturing)	187	3,013
Jones Apparel Group, Inc. (Apparel)	187	3,673
Jos. A. Bank Clothiers, Inc.* (Retail)	68	2,897
Journal Communications, Inc. - Class A* (Media)	255	1,150
K-Swiss, Inc. - Class A* (Apparel)	85	1,084
Kadant, Inc.* (Machinery - Diversified)	68	1,286
Kaiser Aluminum Corp. (Mining)	102	4,365
Kaman Corp. (Aerospace/Defense)	68	1,782
Kaydon Corp. (Metal Fabricate/Hardware)	102	3,529
KBW, Inc. (Diversified Financial Services)	119	3,046

See accompanying notes to the Schedules of Portfolio Investments.

Kelly Services, Inc. - Class A* (Commercial Services)	102	1,196
Kenexa Corp.* (Commercial Services)	102	1,787
Key Energy Services, Inc.* (Oil & Gas Services)	391	3,718
Kilroy Realty Corp. (REIT)	170	5,634
Kindred Healthcare, Inc.* (Healthcare - Services)	136	1,771
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	272	3,370
Knight Transportation, Inc. (Transportation)	170	3,286
Knightsbridge Tankers, Ltd. (Transportation)	102	1,928
Knoll, Inc. (Office Furnishings)	187	2,900
Knology, Inc.* (Telecommunications)	170	2,283
Kopin Corp.* (Semiconductors)	425	1,509
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	68	1,827
Korn/Ferry International* (Commercial Services)	136	2,249
Krispy Kreme Doughnuts, Inc.* (Retail)	272	1,246
Kulicke & Soffa Industries, Inc.* (Semiconductors)	238	1,473
KVH Industries, Inc.* (Telecommunications)	85	1,276
L-1 Identity Solutions, Inc.* (Electronics)	272	3,191
La-Z-Boy, Inc.* (Home Furnishings)	153	1,291
LaBranche & Co., Inc.* (Diversified Financial Services)	221	862
Laclede Group, Inc. (Gas)	119	4,096
Ladish Co., Inc.* (Metal Fabricate/Hardware)	68	2,117
Lakeland Financial Corp. (Banks)	68	1,269
Lance, Inc. (Food)	102	2,173
Landauer, Inc. (Commercial Services)	51	3,194
LaSalle Hotel Properties (REIT)	170	3,976
Lattice Semiconductor Corp.* (Semiconductors)	323	1,534
Lawson Software, Inc.* (Software)	425	3,600
Layne Christensen Co.* (Engineering & Construction)	51	1,320
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	867	1,387
Lexington Realty Trust (REIT)	408	2,921
LHC Group, Inc.* (Healthcare - Services)	68	1,577
Life Time Fitness, Inc.* (Leisure Time)	102	4,026
Limelight Networks, Inc.* (Internet)	323	1,899
Lin TV Corp. - Class A* (Media)	204	906
Lionbridge Technologies, Inc.* (Internet)	170	731
Liquidity Services, Inc.* (Internet)	136	2,177
Littelfuse, Inc.* (Electrical Components & Equipment)	68	2,972
Live Nation, Inc.* (Commercial Services)	391	3,863
LivePerson, Inc.* (Computers)	204	1,714
Liz Claiborne, Inc.* (Apparel)	408	2,481
LogMeIn, Inc.* (Telecommunications)	34	1,223
Loral Space & Communications, Inc.* (Telecommunications)	51	2,662
Louisiana-Pacific Corp.* (Forest Products & Paper)	391	2,960
LSB Industries, Inc.* (Miscellaneous Manufacturing)	102	1,894
LTC Properties, Inc. (REIT)	136	3,471
Lufkin Industries, Inc. (Oil & Gas Services)	85	3,732
Lumber Liquidators Holdings, Inc.* (Retail)	68	1,671
Luminex Corp.* (Healthcare - Products)	153	2,448
M/I Schottenstein Homes, Inc.* (Home Builders)	119	1,234
Magellan Health Services, Inc.* (Healthcare - Services)	102	4,818
Maidenform Brands, Inc.* (Apparel)	119	3,433
Manhattan Associates, Inc.* (Computers)	85	2,495
ManTech International Corp. - Class A* (Software)	51	2,020
Marcus Corp. (Lodging)	136	1,612
Martek Biosciences Corp.* (Biotechnology)	102	2,308
Masimo Corp. (Healthcare - Products)	153	4,178
MasTec, Inc.* (Telecommunications)	255	2,632
MB Financial, Inc. (Banks)	187	3,033
McCormick & Schmick’s Seafood Restaurants, Inc.* (Retail)	136	1,058
MCG Capital Corp. (Investment Companies)	459	2,681
McGrath Rentcorp (Commercial Services)	102	2,443
McMoRan Exploration Co.* (Oil & Gas)	255	4,389
Measurement Specialties, Inc.* (Electronics)	68	1,257
MedAssets, Inc.* (Software)	119	2,504
Mediacom Communications Corp. - Class A* (Media)	153	1,011
Medical Action Industries, Inc.* (Healthcare - Products)	153	1,385
Medical Properties Trust, Inc. (REIT)	391	3,965
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	221	6,553
Mentor Graphics Corp.* (Computers)	374	3,953
Mercury Computer Systems, Inc.* (Computers)	119	1,432
Merge Healthcare, Inc.* (Healthcare - Products)	357	1,035
Meridian Bioscience, Inc. (Healthcare - Products)	136	2,976
Merit Medical Systems, Inc.* (Healthcare - Products)	136	2,161
Meritage Homes Corp.* (Home Builders)	119	2,335
Metabolix, Inc.* (Miscellaneous Manufacturing)	68	855
Metalico, Inc.* (Environmental Control)	289	1,107

See accompanying notes to the Schedules of Portfolio Investments.

Methode Electronics, Inc. (Electronics)	102	926
MF Global Holdings, Ltd.* (Diversified Financial Services)	289	2,081
MFA Financial, Inc. (REIT)	680	5,188
MGIC Investment Corp.* (Insurance)	544	5,021
Michael Baker Corp.* (Engineering & Construction)	51	1,681
Micrel, Inc. (Semiconductors)	221	2,179
Microsemi Corp.* (Semiconductors)	323	5,539
MicroStrategy, Inc. - Class A* (Software)	34	2,945
Mid-America Apartment Communities, Inc. (REIT)	68	3,963
Middlesex Water Co. (Water)	153	2,577
Mine Safety Appliances Co. (Environmental Control)	136	3,686
Minerals Technologies, Inc. (Chemicals)	51	3,005
MKS Instruments, Inc.* (Semiconductors)	136	2,445
Mobile Mini, Inc.* (Storage/Warehousing)	119	1,825
Modine Manufacturing Co.* (Auto Parts & Equipment)	153	1,984
Molina Healthcare, Inc.* (Healthcare - Services)	51	1,376
Momenta Pharmaceuticals, Inc.* (Biotechnology)	153	2,303
Monarch Casino & Resort, Inc.* (Lodging)	68	762
Monolithic Power Systems, Inc.* (Semiconductors)	119	1,943
Monro Muffler Brake, Inc. (Commercial Services)	68	3,135
Montpelier Re Holdings, Ltd. (Insurance)	442	7,655
Moog, Inc. - Class A* (Aerospace/Defense)	136	4,829
Move, Inc.* (Internet)	595	1,327
MTS Systems Corp. (Computers)	119	3,689
Mueller Industries, Inc. (Metal Fabricate/Hardware)	153	4,053
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	408	1,232
Multi-Color Corp. (Commercial Services)	102	1,571
Multimedia Games, Inc.* (Leisure Time)	170	629
MVC Capital, Inc. (Investment Companies)	153	1,984
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	34	1,962
Myers Industries, Inc. (Miscellaneous Manufacturing)	255	2,190
MYR Group, Inc.* (Engineering & Construction)	85	1,393
Nabi Biopharmaceuticals* (Pharmaceuticals)	425	2,040
NACCO Industries, Inc. - Class A (Machinery - Diversified)	17	1,486
Nara Bancorp, Inc.* (Banks)	136	960
Nash Finch Co. (Food)	85	3,616
National Beverage Corp. (Beverages)	85	1,190
National CineMedia, Inc. (Entertainment)	119	2,130
National Financial Partners* (Diversified Financial Services)	153	1,939
National Health Investors, Inc. (REIT)	85	3,745
National Penn Bancshares, Inc. (Banks)	476	2,975
Natus Medical, Inc.* (Healthcare - Products)	153	2,229
Navigant Consulting Co.* (Commercial Services)	204	2,373
NBT Bancorp, Inc. (Banks)	136	3,002
NCI Building Systems, Inc.* (Building Materials)	102	972
Nektar Therapeutics* (Biotechnology)	289	4,269
Neogen Corp.* (Pharmaceuticals)	136	4,604
Netezza Corp.* (Computers)	170	4,581
NETGEAR, Inc.* (Telecommunications)	119	3,214
Netlogic Microsystems, Inc.* (Semiconductors)	170	4,689
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	153	927
Neutral Tandem, Inc.* (Telecommunications)	136	1,625
New Jersey Resources Corp. (Gas)	153	6,001
NewAlliance Bancshares, Inc. (Savings & Loans)	323	4,076
NewMarket Corp. (Chemicals)	34	3,865
Newpark Resources, Inc.* (Oil & Gas Services)	272	2,285
Newport Corp.* (Electronics)	153	1,735
NGP Capital Resources Co. (Investment Companies)	102	924
Nicor, Inc. (Gas)	153	7,010
Nolan Co.* (Media)	102	1,160
Nordson Corp. (Machinery - Diversified)	85	6,264
Northern Oil & Gas, Inc.* (Oil & Gas)	170	2,880
Northwest Bancshares, Inc. (Savings & Loans)	374	4,185
Northwest Natural Gas Co. (Gas)	153	7,260
NorthWestern Corp. (Electric)	187	5,329
Novatel Wireless, Inc.* (Telecommunications)	255	2,009
NPS Pharmaceuticals, Inc.* (Biotechnology)	238	1,628
NTELOS Holdings Corp. (Telecommunications)	119	2,013
Nu Skin Enterprises, Inc. (Retail)	136	3,917
Nutraceutical International Corp.* (Pharmaceuticals)	68	1,067
NuVasive, Inc.* (Healthcare - Products)	85	2,987
NxStage Medical, Inc.* (Healthcare - Products)	102	1,948
Obagi Medical Products, Inc.* (Pharmaceuticals)	119	1,250
Ocwen Financial Corp.* (Diversified Financial Services)	238	2,413
OfficeMax, Inc.* (Retail)	238	3,115

See accompanying notes to the Schedules of Portfolio Investments.

Old Dominion Freight Line, Inc.* (Transportation)	119	3,025
Old National Bancorp (Banks)	391	4,105
Olin Corp. (Chemicals)	255	5,141
Olympic Steel, Inc. (Iron/Steel)	68	1,563
OM Group, Inc.* (Chemicals)	119	3,584
OmniVision Technologies, Inc.* (Semiconductors)	153	3,525
Omnova Solutions, Inc.* (Chemicals)	238	1,711
On Assignment, Inc.* (Commercial Services)	153	803
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	204	5,382
Openwave Systems, Inc.* (Internet)	510	867
OPNET Technologies, Inc. (Software)	102	1,851
Oppenheimer Holdings, Inc. - Class A (Diversified Financial Services)	68	1,901
OraSure Technologies, Inc.* (Healthcare - Products)	238	964
Orbital Sciences Corp.* (Aerospace/Defense)	255	3,901
Orient-Express Hotels, Ltd. - Class A* (Lodging)	272	3,033
Oriental Financial Group, Inc. (Banks)	136	1,809
Orion Marine Group, Inc.* (Engineering & Construction)	136	1,688
Oritani Financial Corp. (Savings & Loans)	255	2,545
OSI Systems, Inc.* (Electronics)	51	1,852
Otter Tail Corp. (Electric)	170	3,466
Owens & Minor, Inc. (Distribution/Wholesale)	170	4,838
Oxford Industries, Inc. (Apparel)	51	1,213
P.F. Chang’s China Bistro, Inc. (Retail)	68	3,142
Pacer International, Inc.* (Transportation)	136	821
Pacific Sunwear of California, Inc.* (Retail)	272	1,423
PacWest Bancorp (Banks)	170	3,240
PAETEC Holding Corp.* (Telecommunications)	459	1,886
Pain Therapeutics, Inc.* (Pharmaceuticals)	136	840
Palomar Medical Technologies, Inc.* (Healthcare - Products)	119	1,229
Panhandle Oil & Gas, Inc. - Class A (Oil & Gas)	34	839
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	119	3,461
Parametric Technology Corp.* (Software)	323	6,311
PAREXEL International Corp.* (Commercial Services)	187	4,325
Parker Drilling Co.* (Oil & Gas)	527	2,292
Parkway Properties, Inc. (REIT)	136	2,013
Patriot Coal Corp.* (Coal)	238	2,716
PDL BioPharma, Inc. (Biotechnology)	544	2,861
Pebblebrook Hotel Trust* (REIT)	85	1,531
Pegasystems, Inc. (Software)	51	1,584
Penn Virginia Corp. (Oil & Gas)	187	2,999
Perficient, Inc.* (Internet)	153	1,398
Pericom Semiconductor Corp.* (Semiconductors)	170	1,477
Petroleum Development* (Oil & Gas)	85	2,346
PetroQuest Energy, Inc.* (Oil & Gas)	272	1,656
Pharmasset, Inc.* (Pharmaceuticals)	85	2,508
PharMerica Corp.* (Pharmaceuticals)	187	1,782
PHH Corp.* (Commercial Services)	170	3,580
PHI, Inc.* (Transportation)	85	1,375
Photronics, Inc.* (Semiconductors)	357	1,889
PICO Holdings, Inc.* (Water)	102	3,046
Piedmont Natural Gas Co., Inc. (Gas)	272	7,888
Pier 1 Imports, Inc.* (Retail)	306	2,506
Pinnacle Entertainment, Inc.* (Entertainment)	187	2,085
Pinnacle Financial Partners, Inc.* (Banks)	153	1,406
Pioneer Drilling Co.* (Oil & Gas)	170	1,085
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	51	1,486
Plantronics, Inc. (Telecommunications)	153	5,168
Platinum Underwriters Holdings, Ltd. (Insurance)	119	5,179
Playboy Enterprises, Inc. - Class B* (Media)	204	1,049
Plexus Corp.* (Electronics)	119	3,493
PMA Capital Corp. - Class A* (Insurance)	204	1,538
PMFG, Inc.* (Miscellaneous Manufacturing)	34	580
PMI Group, Inc.* (Insurance)	408	1,497
PNM Resources, Inc. (Electric)	357	4,066
Polaris Industries, Inc. (Leisure Time)	85	5,533
PolyOne Corp.* (Chemicals)	221	2,672
Polypore International, Inc.* (Miscellaneous Manufacturing)	68	2,051
Pool Corp. (Distribution/Wholesale)	102	2,047
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	34	2,198
Post Properties, Inc. (REIT)	170	4,746
Potlatch Corp. (Forest Products & Paper)	119	4,046
Power Integrations, Inc. (Semiconductors)	85	2,702
Power-One, Inc.* (Electrical Components & Equipment)	85	773
PowerSecure International, Inc.* (Electrical Components & Equipment)	119	1,102
Premiere Global Services, Inc.* (Telecommunications)	323	2,287
PriceSmart, Inc. (Retail)	102	2,971
PrivateBancorp, Inc. (Banks)	153	1,743
ProAssurance Corp.* (Insurance)	119	6,853
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	221	1,116
Prospect Capital Corp. (Investment Companies)	204	1,981
Prosperity Bancshares, Inc. (Banks)	136	4,416
Provident Financial Services, Inc. (Savings & Loans)	272	3,362

See accompanying notes to the Schedules of Portfolio Investments.

Provident New York Bancorp (Savings & Loans)	153	1,284
PS Business Parks, Inc. (REIT)	68	3,847
PSS World Medical, Inc.* (Healthcare - Products)	170	3,635
Psychiatric Solutions, Inc.* (Healthcare - Services)	136	4,563
Quaker Chemical Corp. (Chemicals)	51	1,661
Quanex Building Products Corp. (Building Materials)	102	1,762
Quantum Corp.* (Computers)	1,122	2,379
Quest Software, Inc.* (Software)	187	4,598
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	153	1,518
Quidel Corp.* (Healthcare - Products)	136	1,495
Quiksilver, Inc.* (Apparel)	374	1,462
Rackspace Hosting, Inc.* (Internet)	255	6,625
Radian Group, Inc. (Insurance)	357	2,792
Radiant Systems, Inc.* (Computers)	136	2,326
Ramco-Gershenson Properties Trust (REIT)	170	1,821
Raven Industries, Inc. (Miscellaneous Manufacturing)	51	1,932
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	85	2,888
RealNetworks, Inc.* (Internet)	340	1,108
Red Robin Gourmet Burgers, Inc.* (Retail)	68	1,333
Redwood Trust, Inc. (REIT)	272	3,933
Regis Corp. (Retail)	221	4,228
RehabCare Group, Inc.* (Healthcare - Services)	85	1,719
Rent-A-Center, Inc. (Commercial Services)	153	3,424
Res-Care, Inc.* (Healthcare - Services)	119	1,579
Resources Connection, Inc. (Commercial Services)	170	2,339
Retail Ventures, Inc.* (Retail)	170	1,829
REX American Resources Corp.* (Energy - Alternate Sources)	51	739
Rex Energy Corp.* (Oil & Gas)	136	1,741
RF Micro Devices, Inc.* (Telecommunications)	782	4,801
Rigel Pharmaceuticals, Inc.* (Healthcare - Products)	238	2,002
RightNow Technologies, Inc.* (Software)	85	1,675
Riverbed Technology, Inc.* (Computers)	170	7,749
RLI Corp. (Insurance)	119	6,738
Rock-Tenn Co. - Class A (Forest Products & Paper)	85	4,234
Rockwood Holdings, Inc.* (Chemicals)	136	4,280
Rofin-Sinar Technologies, Inc.* (Electronics)	85	2,157
Rogers Corp.* (Electronics)	85	2,676
Rosetta Resources, Inc.* (Oil & Gas)	170	3,993
RPC, Inc. (Oil & Gas Services)	153	3,237
RSC Holdings, Inc.* (Commercial Services)	306	2,283
RTI Biologics, Inc.* (Healthcare - Products)	340	894
RTI International Metals, Inc.* (Mining)	102	3,123
Ruby Tuesday, Inc.* (Retail)	170	2,018
Ruddick Corp. (Food)	119	4,127
Rue21, Inc.* (Retail)	51	1,316
Rush Enterprises, Inc.* (Retail)	136	2,086
S1 Corp.* (Internet)	493	2,569
Safety Insurance Group, Inc. (Insurance)	85	3,572
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	153	6,077
Sally Beauty Holdings, Inc.* (Retail)	306	3,427
Sanderson Farms, Inc. (Food)	68	2,944
Sandy Spring Bancorp, Inc. (Banks)	102	1,581
Santarus, Inc.* (Pharmaceuticals)	374	1,126
Sapient Corp. (Internet)	255	3,052
Saul Centers, Inc. (REIT)	51	2,139
Savient Pharmaceuticals, Inc.* (Biotechnology)	255	5,832
SAVVIS, Inc.* (Telecommunications)	119	2,509
SCBT Financial Corp. (Banks)	51	1,591
Scholastic Corp. (Media)	136	3,784
Schulman (A.), Inc. (Chemicals)	136	2,740
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	51	2,974
SeaChange International, Inc.* (Software)	170	1,260
Sealy Corp.* (Home Furnishings)	442	1,078
Seattle Genetics, Inc.* (Biotechnology)	272	4,224
Semtech Corp.* (Semiconductors)	238	4,805
Seneca Foods Corp. - Class A* (Food)	51	1,336
Sensient Technologies Corp. (Chemicals)	153	4,665
Shenandoah Telecommunications Co. (Telecommunications)	51	927
ShoreTel, Inc.* (Telecommunications)	170	843
Shuffle Master, Inc.* (Entertainment)	255	2,145
Shutterfly, Inc.* (Internet)	119	3,093
Signature Bank* (Banks)	136	5,282
Silgan Holdings, Inc. (Packaging & Containers)	85	2,695
Silicon Graphics International Corp.* (Computers)	136	1,055
Silicon Image, Inc.* (Semiconductors)	289	1,381
Simpson Manufacturing Co., Inc. (Building Materials)	119	3,068
Sinclair Broadcast Group, Inc. - Class A* (Media)	153	1,074
Sirona Dental Systems, Inc.* (Healthcare - Products)	102	3,676
SJW Corp. (Water)	34	837
Skechers U.S.A., Inc. - Class A* (Apparel)	102	2,396
Skyline Corp. (Home Builders)	51	1,033
SkyWest, Inc. (Airlines)	170	2,373
Smart Balance, Inc.* (Food)	255	989
Smith Corp. (Miscellaneous Manufacturing)	68	3,937
See accompanying notes to the Schedules of Portfolio Investments.

Smith Micro Software, Inc.* (Software)	136	1,352
Solarwinds, Inc.* (Software)	102	1,761
Solutia, Inc.* (Chemicals)	340	5,447
Sonic Automotive, Inc.* (Retail)	221	2,172
Sonic Corp.* (Retail)	238	1,923
Sonus Networks, Inc.* (Telecommunications)	527	1,860
Sotheby’s (Commercial Services)	187	6,885
Sourcefire, Inc.* (Internet)	85	2,451
South Jersey Industries, Inc. (Gas)	85	4,205
Southside Bancshares, Inc. (Banks)	68	1,285
Sovran Self Storage, Inc. (REIT)	102	3,866
Spartan Stores, Inc. (Food)	119	1,726
SRA International, Inc. - Class A* (Computers)	170	3,352
Stage Stores, Inc. (Retail)	221	2,873
Standard Microsystems Corp.* (Semiconductors)	102	2,327
Standard Pacific Corp.* (Home Builders)	340	1,350
Standex International Corp. (Miscellaneous Manufacturing)	51	1,234
Starwood Property Trust, Inc. (REIT)	136	2,702
Steelcase, Inc. - Class A (Office Furnishings)	221	1,841
Steiner Leisure, Ltd.* (Commercial Services)	68	2,591
StellarOne Corp. (Banks)	102	1,297
Stepan Co. (Chemicals)	17	1,005
STERIS Corp. (Healthcare - Products)	170	5,647
Sterling Bancshares, Inc. (Banks)	306	1,643
Steven Madden, Ltd.* (Apparel)	68	2,792
Stewart Enterprises, Inc. - Class A (Commercial Services)	442	2,382
Stewart Information Services Corp. (Insurance)	119	1,347
Stifel Financial Corp.* (Diversified Financial Services)	68	3,148
Stillwater Mining Co.* (Mining)	136	2,290
Stone Energy Corp.* (Oil & Gas)	187	2,755
STR Holdings, Inc.* (Miscellaneous Manufacturing)	85	1,831
Strategic Hotels & Resorts, Inc.* (REIT)	391	1,658
SuccessFactors, Inc.* (Commercial Services)	170	4,269
Sunstone Hotel Investors, Inc.* (REIT)	375	3,401
Super Micro Computer, Inc.* (Computers)	68	707
SuperGen, Inc.* (Biotechnology)	357	746
Support.com, Inc.* (Internet)	289	1,324
Susquehanna Bancshares, Inc. (Banks)	374	3,157
SVB Financial Group* (Banks)	85	3,597
Swift Energy Co.* (Oil & Gas)	119	3,342
Sykes Enterprises, Inc.* (Computers)	170	2,309
Syniverse Holdings, Inc.* (Telecommunications)	136	3,083
SYNNEX Corp.* (Software)	119	3,349
Synovis Life Technologies, Inc.* (Healthcare - Products)	68	1,017
Syntel, Inc. (Computers)	68	3,026
Take-Two Interactive Software, Inc.* (Software)	238	2,413
TAL International Group, Inc. (Trucking & Leasing)	68	1,647
Taleo Corp. - Class A* (Software)	119	3,450
Tanger Factory Outlet Centers, Inc. (REIT)	68	3,206
Taser International, Inc.* (Electronics)	221	857
Tecumseh Products Co. - Class A* (Machinery - Diversified)	68	780
Tekelec* (Telecommunications)	136	1,763
TeleCommunication Systems, Inc. - Class A* (Internet)	255	997
Teledyne Technologies, Inc.* (Aerospace/Defense)	102	4,062
TeleTech Holdings, Inc.* (Commercial Services)	170	2,523
Tennant Co. (Machinery - Diversified)	51	1,576
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	170	4,925
Terremark Worldwide, Inc.* (Internet)	238	2,461
Tessera Technologies, Inc.* (Semiconductors)	153	2,831
Tetra Tech, Inc.* (Environmental Control)	170	3,565
TETRA Technologies, Inc.* (Oil & Gas Services)	272	2,774
Texas Capital Bancshares, Inc.* (Banks)	187	3,229
Texas Roadhouse, Inc. - Class A* (Retail)	170	2,390
The Andersons, Inc. (Agriculture)	68	2,577
The Bancorp, Inc.* (Banks)	119	796
The Cato Corp. - Class A (Retail)	119	3,184
The Children’s Place Retail Stores, Inc.* (Retail)	68	3,316
The Corporate Executive Board Co. (Commercial Services)	102	3,219
The Ensign Group, Inc. (Healthcare - Services)	119	2,136
The Finish Line, Inc. - Class A (Retail)	119	1,655
The Geo Group, Inc.* (Commercial Services)	119	2,779
The Gorman-Rupp Co. (Machinery - Diversified)	68	1,874
The Greenbrier Cos., Inc.* (Trucking & Leasing)	85	1,325
The Gymboree Corp.* (Apparel)	85	3,531
The Hain Celestial Group, Inc.* (Food)	153	3,669
The Knot, Inc.* (Internet)	221	2,018
The Medicines Co.* (Pharmaceuticals)	204	2,897
The Men’s Wearhouse, Inc. (Retail)	170	4,044
The Middleby Corp.* (Machinery - Diversified)	34	2,155
The Navigators Group, Inc.* (Insurance)	51	2,276
The Pantry, Inc.* (Retail)	119	2,869

See accompanying notes to the Schedules of Portfolio Investments.

The Pep Boys - Manny, Moe & Jack (Retail)	187	1,978
The Phoenix Cos., Inc.* (Insurance)	476	1,000
The Princeton Review, Inc.* (Commercial Services)	357	728
The Ryland Group, Inc. (Home Builders)	153	2,742
The Talbots, Inc.* (Retail)	204	2,672
The Timberland Co. - Class A* (Apparel)	119	2,357
The Ultimate Software Group, Inc.* (Software)	119	4,598
The Warnaco Group, Inc.* (Apparel)	119	6,084
The Wet Seal, Inc. - Class A* (Retail)	527	1,787
Theravance, Inc.* (Pharmaceuticals)	187	3,759
THQ, Inc.* (Software)	289	1,162
Tibco Software, Inc.* (Internet)	493	8,746
TiVo, Inc.* (Home Furnishings)	289	2,618
TNS, Inc.* (Commercial Services)	102	1,729
TomoTherapy, Inc.* (Healthcare - Products)	306	1,077
Tompkins Financial Corp. (Banks)	34	1,348
Transcend Services, Inc.* (Commercial Services)	102	1,556
TreeHouse Foods, Inc.* (Food)	102	4,702
TriMas Corp.* (Miscellaneous Manufacturing)	85	1,262
Triple-S Management Corp. - Class B* (Healthcare - Services)	119	2,005
TriQuint Semiconductor, Inc.* (Semiconductors)	391	3,754
Triumph Group, Inc. (Aerospace/Defense)	34	2,536
True Religion Apparel, Inc.* (Apparel)	85	1,814
TrueBlue, Inc.* (Commercial Services)	170	2,321
TrustCo Bank Corp. NY (Banks)	408	2,268
Trustmark Corp. (Banks)	187	4,065
TTM Technologies, Inc.* (Electronics)	272	2,663
Tutor Perini Corp.* (Engineering & Construction)	119	2,391
Tyler Technologies, Inc.* (Computers)	153	3,084
U-Store-It Trust (REIT)	374	3,123
U.S. Physical Therapy, Inc.* (Healthcare - Services)	102	1,705
UIL Holdings Corp. (Electric)	136	3,830
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	85	2,482
Ultratech Stepper, Inc.* (Semiconductors)	85	1,454
UMB Financial Corp. (Banks)	153	5,433
Umpqua Holdings Corp. (Banks)	357	4,048
Union First Market Bankshares Corp. (Banks)	119	1,554
Unisource Energy Corp. (Electric)	119	3,978
Unisys Corp.* (Computers)	136	3,794
United Community Banks, Inc.* (Banks)	357	800
United Fire & Casualty Co. (Insurance)	85	1,803
United Natural Foods, Inc.* (Food)	119	3,944
United Online, Inc. (Internet)	425	2,431
United Rentals, Inc.* (Commercial Services)	187	2,775
Unitil Corp. (Electric)	85	1,866
Universal American Financial Corp. (Insurance)	153	2,257
Universal Corp. (Agriculture)	68	2,726
Universal Electronics, Inc.* (Home Furnishings)	85	1,772
Universal Forest Products, Inc. (Building Materials)	68	1,989
Universal Health Realty Income Trust (REIT)	85	2,925
Universal Technical Institute, Inc. (Commercial Services)	85	1,662
Univest Corp. of Pennsylvania (Banks)	51	890
Urstadt Biddle Properties - Class A (REIT)	119	2,152
US Airways Group, Inc.* (Airlines)	459	4,246
US Ecology, Inc. (Environmental Control)	119	1,904
US Gold Corp.* (Mining)	357	1,774
USA Mobility, Inc. (Telecommunications)	136	2,180
USA Truck, Inc.* (Transportation)	51	764
USEC, Inc.* (Mining)	357	1,853
VAALCO Energy, Inc.* (Oil & Gas)	255	1,464
Vail Resorts, Inc.* (Entertainment)	102	3,827
Valassis Communications, Inc.* (Commercial Services)	119	4,033
ValueClick, Inc.* (Internet)	272	3,558
Veeco Instruments, Inc.* (Semiconductors)	119	4,150
Venoco, Inc.* (Oil & Gas)	136	2,670
VeriFone Systems, Inc.* (Software)	238	7,395
Viad Corp. (Commercial Services)	119	2,301
ViaSat, Inc.* (Telecommunications)	68	2,795
Vicor Corp. (Electrical Components & Equipment)	119	1,739
ViroPharma, Inc.* (Pharmaceuticals)	272	4,056
Vital Images, Inc.* (Software)	68	900
Vitamin Shoppe, Inc.* (Retail)	51	1,400
Vocus, Inc.* (Internet)	102	1,885
Volcano Corp.* (Healthcare - Products)	153	3,975
Volcom, Inc.* (Apparel)	102	1,950
Volterra Semiconductor Corp.* (Semiconductors)	85	1,829
W&T Offshore, Inc. (Oil & Gas)	187	1,982
W.R. Grace & Co.* (Chemicals)	170	4,750
Warren Resources, Inc.* (Oil & Gas)	442	1,755
Washington Trust Bancorp, Inc. (Banks)	51	975
Watsco, Inc. (Distribution/Wholesale)	68	3,786
WD-40 Co. (Household Products/Wares)	85	3,232
Websense, Inc.* (Internet)	153	2,714
Webster Financial Corp. (Banks)	204	3,582
WellCare Health Plans, Inc.* (Healthcare - Services)	119	3,446
Werner Enterprises, Inc. (Transportation)	136	2,787

See accompanying notes to the Schedules of Portfolio Investments.

WesBanco, Inc. (Banks)	102	1,667
West Pharmaceutical Services, Inc. (Healthcare - Products)	136	4,666
Western Alliance Bancorp* (Banks)	204	1,367
Westlake Chemical Corp. (Chemicals)	68	2,035
Willbros Group, Inc.* (Oil & Gas Services)	204	1,871
Winn-Dixie Stores, Inc.* (Food)	187	1,333
Winnebago Industries, Inc.* (Home Builders)	119	1,240
Winthrop Realty Trust (REIT)	102	1,261
Wintrust Financial Corp. (Banks)	85	2,755
Wolverine World Wide, Inc. (Apparel)	136	3,945
Woodward Governor Co. (Electronics)	187	6,063
World Fuel Services Corp. (Retail)	170	4,422
Worthington Industries, Inc. (Metal Fabricate/Hardware)	204	3,066
Wright Express Corp.* (Commercial Services)	102	3,642
Wright Medical Group, Inc.* (Healthcare - Products)	119	1,715
Young Innovations, Inc. (Healthcare - Products)	34	973
Zep, Inc. (Chemicals)	85	1,482
Zoran Corp.* (Semiconductors)	221	1,688
Zumiez, Inc.* (Retail)	85	1,799
Zygo Corp.* (Electronics)	85	833
Zymogenetics, Inc.* (Pharmaceuticals)	306	2,984

TOTAL COMMON STOCKS (Cost $1,940,370)		2,596,694

	Principal
	Amount	Value

Repurchase Agreements (72.2%)
Bank of America, 0.12%, 10/1/10+, dated 9/30/10, with a repurchase price of $4,112,014 (Collateralized by $3,813,100 Federal Home Loan Mortgage Corp., 3.50%, 5/15/20, market value $4,194,410)	$4,112,000	$4,112,000
Deutsche Bank, 0.19%, 10/1/10+, dated 9/30/10, with a repurchase price of $650,003 (Collateralized by $664,000 of various U.S. Treasury Securities, 0.58%–1.88%, 2/3/12-6/15/12, market value $664,636)	650,000	650,000
HSBC, 0.20%, 10/1/10+, dated 9/30/10, with a repurchase price of $7,841,044 (Collateralized by $7,695,000 of various U.S. Government Agency Obligations, 1.00%–4.38%, 11/23/11-10/15/15, market value $7,999,563)	7,841,000	7,841,000
UBS, 0.18%, 10/1/10+, dated 9/30/10, with a repurchase price of $118,001 (Collateralized by $122,000 Federal Home Loan Mortgage Corp., 1.25%, 9/30/13, market value $122,153)	118,000	118,000
UMB, 0.12%, 10/1/10+, dated 9/30/10, with a repurchase price of $1,185,004 (Collateralized by $1,200,000 of various U.S. Government Agency Obligations, 0.88%–1.50%, 10/31/10-4/30/11, market value $1,208,889)	1,185,000	1,185,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,906,000)		13,906,000

TOTAL INVESTMENT SECURITIES (Cost $15,846,370)—85.7%		16,502,694
Net other assets (liabilities)—14.3%		2,761,174

NET ASSETS—100.0%		$19,263,868

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2010, the aggregate amount held in a segregated account was $3,700,000.
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Purchased
Russell 2000 Mini Index Futures Contract expiring 12/20/10 (Underlying notional amount at value $2,489,360)	37	$152,727
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$13,011,391	$107,613
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	20,409,312	266,427

		$374,040

ProFund VP UltraSmall-Cap invested in the following industries as of September 30, 2010:
		% of
	Value	Net Assets

Advertising	$2,182	NM
Aerospace/Defense	29,806	0.2%
Aerospace/Defense Equipment	4,839	NM
Agriculture	7,420	NM
Airlines	20,487	0.1%
Apparel	56,573	0.3%
Auto Manufacturers	1,628	NM

See accompanying notes to the Schedules of Portfolio Investments.

Auto Parts & Equipment	23,853	0.1%
Banks	148,405	0.8%
Beverages	2,516	NM
Biotechnology	48,763	0.3%
Building Materials	8,724	0.1%
Chemicals	65,685	0.3%
Coal	12,079	0.1%
Commercial Services	156,979	0.8%
Computers	65,433	0.3%
Distribution/Wholesale	20,322	0.1%
Diversified Financial Services	37,174	0.2%
Electric	39,701	0.2%
Electrical Components & Equipment	23,510	0.1%
Electronics	68,349	0.4%
Energy - Alternate Sources	3,359	NM
Engineering & Construction	15,321	0.1%
Entertainment	14,432	0.1%
Environmental Control	21,187	0.1%
Food	40,891	0.2%
Forest Products & Paper	25,597	0.1%
Gas	36,460	0.2%
Hand/Machine Tools	8,313	0.1%
Healthcare - Products	106,841	0.6%
Healthcare - Services	57,962	0.3%
Holding Companies - Diversified	3,022	NM
Home Builders	9,934	0.1%
Home Furnishings	9,893	0.1%
Household Products/Wares	11,878	0.1%
Insurance	81,124	0.4%
Internet	95,392	0.5%
Investment Companies	23,596	0.1%
Iron/Steel	2,632	NM
Leisure Time	16,633	0.1%
Lodging	8,518	0.1%
Machinery - Construction & Mining	1,940	NM
Machinery - Diversified	41,176	0.2%
Media	17,961	0.1%
Metal Fabricate/Hardware	21,857	0.1%
Mining	34,927	0.2%
Miscellaneous Manufacturing	62,069	0.3%
Office Furnishings	13,840	0.1%
Oil & Gas	68,551	0.4%
Oil & Gas Services	44,018	0.2%
Packaging & Containers	4,285	NM
Pharmaceuticals	82,262	0.4%
REIT	182,501	1.0%
Real Estate	2,609	NM
Retail	172,683	0.9%
Savings & Loans	26,872	0.1%
Semiconductors	83,678	0.4%
Software	102,354	0.5%
Storage/Warehousing	1,825	NM
Telecommunications	119,702	0.6%
Textiles	2,720	NM
Toys/Games/Hobbies	3,898	NM
Transportation	45,642	0.2%
Trucking & Leasing	7,404	NM
Water	14,507	0.1%
Other**	16,667,174	86.5%

Total	$19,263,868	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real EstateInvestment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraNASDAQ-100	September 30, 2010
(unaudited)

	Shares	Value

Common Stocks (48.9%)
Activision Blizzard, Inc. (Software)	8,339	$90,228
Adobe Systems, Inc.* (Software)	3,937	102,953
Altera Corp. (Semiconductors)	3,286	99,106
Amazon.com, Inc.* (Internet)	2,263	355,427
Amgen, Inc.* (Biotechnology)	3,410	187,925
Apollo Group, Inc. - Class A* (Commercial Services)	1,147	58,898
Apple Computer, Inc.* (Computers)	9,703	2,753,226
Applied Materials, Inc. (Semiconductors)	5,301	61,916
Autodesk, Inc.* (Software)	1,798	57,482
Automatic Data Processing, Inc. (Software)	2,635	110,749
Baidu, Inc.ADR* (Internet)	2,077	213,142
Bed Bath & Beyond, Inc.* (Retail)	2,697	117,077
Biogen Idec, Inc.* (Biotechnology)	2,015	113,082
BMC Software, Inc.* (Software)	1,581	63,999
Broadcom Corp. - Class A (Semiconductors)	3,131	110,806
C.H. Robinson Worldwide, Inc. (Transportation)	1,240	86,701
CA, Inc. (Software)	3,782	79,876
Celgene Corp.* (Biotechnology)	3,472	200,022
Cephalon, Inc.* (Pharmaceuticals)	558	34,842
Cerner Corp.* (Software)	620	52,074
Check Point Software Technologies, Ltd.* (Internet)	1,550	57,241
Cintas Corp. (Textiles)	1,395	38,432
Cisco Systems, Inc.* (Telecommunications)	15,562	340,808
Citrix Systems, Inc.* (Software)	1,705	116,349
Cognizant Technology Solutions Corp.* (Computers)	2,232	143,897
Comcast Corp. - Class A (Media)	11,036	199,531
Costco Wholesale Corp. (Retail)	1,767	113,954
Dell, Inc.* (Computers)	5,456	70,710
DENTSPLY International, Inc. (Healthcare - Products)	1,054	33,696
DIRECTV - Class A* (Media)	4,805	200,032
DISH Network Corp. - Class A (Media)	1,643	31,480
eBay, Inc.* (Internet)	7,471	182,292
Electronic Arts, Inc.* (Software)	2,542	41,765
Expedia, Inc. (Internet)	2,139	60,341
Expeditors International of Washington, Inc. (Transportation)	1,581	73,090
Express Scripts, Inc.* (Pharmaceuticals)	3,689	179,654
Fastenal Co. (Distribution/Wholesale)	1,085	57,711
First Solar, Inc.* (Energy - Alternate Sources)	558	82,221
Fiserv, Inc.* (Software)	1,426	76,747
Flextronics International, Ltd.* (Electronics)	6,510	39,320
FLIR Systems, Inc.* (Electronics)	1,271	32,665
Foster Wheeler AG* (Engineering & Construction)	1,023	25,023
Garmin, Ltd. (Electronics)	1,364	41,397
Genzyme Corp.* (Biotechnology)	2,449	173,365
Gilead Sciences, Inc.* (Pharmaceuticals)	6,293	224,094
Google, Inc. - Class A* (Internet)	1,147	603,081
Henry Schein, Inc.* (Healthcare - Products)	682	39,952
Hologic, Inc.* (Healthcare - Products)	2,077	33,253
Illumina, Inc.* (Biotechnology)	930	45,756
Infosys Technologies, Ltd.ADR (Software)	837	56,338
Intel Corp. (Semiconductors)	14,849	285,546
Intuit, Inc.* (Software)	3,007	131,737
Intuitive Surgical, Inc.* (Healthcare - Products)	310	87,959
J.B. Hunt Transport Services, Inc. (Transportation)	930	32,271
Joy Global, Inc. (Machinery - Construction & Mining)	775	54,498
KLA -Tencor Corp. (Semiconductors)	1,550	54,606
Lam Research Corp.* (Semiconductors)	992	41,515
Liberty Media Holding Corp. - Interactive Series A* (Internet)	4,185	57,376
Life Technologies Corp.* (Biotechnology)	1,426	66,580
Linear Technology Corp. (Semiconductors)	2,294	70,495
Logitech International S.A.GRS* (Computers)	1,302	22,655
Marvell Technology Group, Ltd.* (Semiconductors)	4,743	83,050
Mattel, Inc. (Toys/Games/Hobbies)	3,131	73,453
Maxim Integrated Products, Inc. (Semiconductors)	2,232	41,314
Microchip Technology, Inc. (Semiconductors)	1,178	37,048
Microsoft Corp. (Software)	22,692	555,727
Millicom International Cellular S.A. (Telecommunications)	806	77,336
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,387	44,899
NetApp, Inc.* (Computers)	2,852	142,001
News Corp. - Class A (Media)	10,850	141,701
NII Holdings, Inc. - Class B* (Telecommunications)	1,240	50,964
NVIDIA Corp.* (Semiconductors)	4,309	50,329
O’Reilly Automotive, Inc.* (Retail)	1,054	56,073
Oracle Corp. (Software)	15,965	428,660
PACCAR, Inc. (Auto Manufacturers)	3,100	149,265
Patterson Cos., Inc. (Healthcare - Products)	899	25,756
Paychex, Inc. (Commercial Services)	2,604	71,584
Priceline.com, Inc.* (Internet)	403	140,381
QIAGEN N.V.* (Biotechnology)	1,798	31,897
Qualcomm, Inc. (Telecommunications)	14,756	665,791
Research In Motion, Ltd.* (Computers)	4,030	196,221
Ross Stores, Inc. (Retail)	930	50,797
SanDisk Corp.* (Computers)	1,798	65,897
Seagate Technology* (Computers)	3,596	42,361
Sears Holdings Corp.* (Retail)	868	62,617
Sigma-Aldrich Corp. (Chemicals)	899	54,282
Staples, Inc. (Retail)	3,751	78,471
Starbucks Corp. (Retail)	7,843	200,624
Stericycle, Inc.* (Environmental Control)	682	47,385
Symantec Corp.* (Internet)	6,293	95,465

See accompanying notes to the Schedules of Portfolio Investments.

Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	5,580	294,345
Urban Outfitters, Inc.* (Retail)	1,271	39,960
VeriSign, Inc.* (Internet)	1,240	39,358
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,612	55,727
Virgin Media, Inc. (Telecommunications)	2,573	59,230
Vodafone Group PLCADR (Telecommunications)	5,394	133,825
Warner Chilcott PLC - Class A (Pharmaceuticals)	1,922	43,130
Wynn Resorts, Ltd. (Lodging)	1,023	88,766
Xilinx, Inc. (Semiconductors)	2,604	69,292
Yahoo!, Inc.* (Internet)	4,929	69,844

TOTAL COMMON STOCKS (Cost $6,982,871)		13,923,790

	Principal
	Amount	Value

Repurchase Agreements (36.7%)
Bank of America, 0.12%, 10/1/10+, dated 9/30/10, with a repurchase price of $3,087,010 (Collateralized by $2,862,600 Federal Home Loan Mortgage Corp., 3.50%, 5/15/20, market value $3,148,860)	$3,087,000	$3,087,000
Deutsche Bank, 0.19%, 10/1/10+, dated 9/30/10, with a repurchase price of $488,003 (Collateralized by $499,000 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.58%–1.88%, 2/3/12-6/15/12, market value $499,485)	488,000	488,000
HSBC, 0.20%, 10/1/10+, dated 9/30/10, with a repurchase price of $5,888,033 (Collateralized by $5,226,000 of various U.S. Government Agency Obligations, 1.00%–4.38%, 11/23/11-10/15/15, market value $6,007,696)	5,888,000	5,888,000
UBS, 0.18%, 10/1/10+, dated 9/30/10, with a repurchase price of $87,000 (Collateralized by $91,000 Federal Home Loan Mortgage Corp., 1.25%, 9/30/13, market value $91,114)	87,000	87,000
UMB, 0.12%, 10/1/10+, dated 9/30/10, with a repurchase price of $894,003 (Collateralized by $905,400 of various U.S. Government Agency Obligations, 0.88%–1.50%, 10/31/10-4/30/11, market value $912,112)	894,000	894,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,444,000)		10,444,000

TOTAL INVESTMENT SECURITIES (Cost $17,426,871)—85.6%		24,367,790
Net other assets (liabilities)—14.4%		4,105,862

NET ASSETS—100.0%		$28,473,652

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2010, the aggregate amount held in a segregated account was $3,465,000.

ADR	American Depositary Receipt
GRS	Global Registered Shares

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contract expiring 12/20/10 (Underlying notional amount at value $7,188,300)	180	$408,375

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$19,138,771	$(74,967)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	16,704,509	(109,179)

		$(184,146)

ProFund VP UltraNASDAQ-100 invested in the following industries as of September 30, 2010:

		% of
	Value	Net Assets

Auto Manufacturers	$149,265	0.5%
Biotechnology	874,354	3.1%
Chemicals	54,282	0.2%
Commercial Services	130,482	0.4%
Computers	3,436,968	12.1%
Distribution/Wholesale	57,711	0.2%
Electronics	113,382	0.4%
Energy - Alternate Sources	82,221	0.3%
Engineering & Construction	25,023	0.1%
Environmental Control	47,385	0.2%
Healthcare - Products	220,616	0.8%
Internet	1,873,948	6.6%

See accompanying notes to the Schedules of Portfolio Investments.

Lodging	88,766	0.3%
Machinery - Construction & Mining	54,498	0.2%
Media	572,744	2.0%
Pharmaceuticals	820,964	2.9%
Retail	719,573	2.5%
Semiconductors	1,005,023	3.5%
Software	1,964,684	6.9%
Telecommunications	1,327,954	4.7%
Textiles	38,432	0.1%
Toys/Games/Hobbies	73,453	0.2%
Transportation	192,062	0.7%
Other**	14,549,862	51.1%

Total	$28,473,652	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bear	September 30, 2010
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (14.6%)
Federal Home Loan Bank, 0.00%, 10/4/10	$7,697,000	$7,697,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,697,000)		7,697,000

Repurchase Agreements (71.6%)
Bank of America, 0.12%, 10/1/10+, dated 9/30/10, with a repurchase price of $7,563,025 (Collateralized by $7,013,100 Federal Home Loan Mortgage Corp., 3.50%, 5/15/20, market value $7,714,410)	7,563,000	7,563,000
Deutsche Bank, 0.19%, 10/1/10+, dated 9/30/10, with a repurchase price of $7,563,040 (Collateralized by $7,709,000 U.S. Treasury Notes, 0.58%, 2/3/12, market value $7,716,040)	7,563,000	7,563,000
HSBC, 0.20%, 10/1/10+, dated 9/30/10, with a repurchase price of $7,563,042 (Collateralized by $7,473,000 of various U.S. Government Agency Obligations, 1.00%–4.38%, 11/23/11-10/15/15, market value $7,716,510)	7,563,000	7,563,000
UBS, 0.18%, 10/1/10+, dated 9/30/10, with a repurchase price of $7,563,038 (Collateralized by $7,705,000 Federal Home Loan Mortgage Corp., 1.25%, 9/30/13, market value $7,714,631)	7,563,000	7,563,000
UMB, 0.12%, 10/1/10+, dated 9/30/10, with a repurchase price of $7,560,025 (Collateralized by $7,648,900 of various U.S. Government Agency Obligations, 0.88%–1.88%, 12/31/10-6/15/12, market value $7,711,350)	7,560,000	7,560,000

TOTAL REPURCHASE AGREEMENTS
(Cost $37,812,000)		37,812,000

TOTAL INVESTMENT SECURITIES
(Cost $45,509,000)—86.2%		45,509,000
Net other assets (liabilities)—13.8%		7,299,489

NET ASSETS—100.0%		$52,808,489

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2010, the aggregate amount held in a segregated account was $7,444,000.

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring 12/20/10 (Underlying notional amount at value $3,239,025)	57	$(120,113)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$(15,080,777)	$8,276
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	(34,485,214)	11,217

		$19,493

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Mid-Cap	September 30, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (62.5%)
Bank of America, 0.12%, 10/1/10+, dated 9/30/10, with a repurchase price of $1,192,004 (Collateralized by $1,105,400 Federal Home Loan Mortgage Corp., 3.50%, 5/15/20, market value $1,215,940)	$1,192,000	$1,192,000
Deutsche Bank, 0.19%, 10/1/10+, dated 9/30/10, with a repurchase price of $1,192,006 (Collateralized by $1,216,000 U.S. Treasury Notes, 0.58%, 2/3/12, market value $1,217,111)	1,192,000	1,192,000
HSBC, 0.20%, 10/1/10+, dated 9/30/10, with a repurchase price of $1,192,007 (Collateralized by $1,205,000 Federal Home Loan Mortgage Corp., 1.00%, 11/23/11, market value $1,216,964)	1,192,000	1,192,000
UBS, 0.18%, 10/1/10+, dated 9/30/10, with a repurchase price of $1,192,006 (Collateralized by $1,215,000 Federal Home Loan Mortgage Corp., 1.25%, 9/30/13, market value $1,216,519)	1,192,000	1,192,000
UMB, 0.12%, 10/1/10+, dated 9/30/10, with a repurchase price of $1,186,004 (Collateralized by $1,178,000 of various U.S. Government Agency Obligations, 0.88%–1.88%, 4/30/11-6/15/12, market value $1,209,756)	1,186,000	1,186,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,954,000)		5,954,000

TOTAL INVESTMENT SECURITIES
(Cost $5,954,000)—62.5%		5,954,000
Net other assets (liabilities)—37.5%		3,575,122

NET ASSETS—100.0%		$9,529,122

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2010, the aggregate amount held in a segregated account was $888,000.

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Sold
E-Mini S&P MidCap 400 Futures Contract expiring 12/10/10 (Underlying notional amount at value $799,800)	10	$(2,319)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$(984,458)	$(9,752)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	(7,500,780)	(47,545)

		$(57,297)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Small-Cap	September 30, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (77.6%)
Bank of America, 0.12%, 10/1/10+, dated 9/30/10, with a repurchase price of $2,485,008 (Collateralized by $2,304,400 Federal Home Loan Mortgage Corp., 3.50%, 5/15/20, market value $2,534,840)	$2,485,000	$2,485,000
Deutsche Bank, 0.19%, 10/1/10+, dated 9/30/10, with a repurchase price of $2,485,013 (Collateralized by $2,534,000 U.S. Treasury Notes, 0.58%, 2/3/12, market value $2,536,314)	2,485,000	2,485,000
HSBC, 0.20%, 10/1/10+, dated 9/30/10, with a repurchase price of $2,485,014 (Collateralized by $2,119,000 of various U.S. Government Agency Obligations, 1.00%–4.38%, 11/23/11-10/15/15, market value $2,536,811)	2,485,000	2,485,000
UBS, 0.18%, 10/1/10+, dated 9/30/10, with a repurchase price of $2,485,012 (Collateralized by $2,534,000 Federal Home Loan Mortgage Corp., 1.25%, 9/30/13, market value $2,537,168)	2,485,000	2,485,000
UMB, 0.12%, 10/1/10+, dated 9/30/10, with a repurchase price of $2,481,008 (Collateralized by $2,473,700 of various U.S. Government Agency Obligations, 0.88%–1.75%, 4/30/11-8/15/12, market value $2,530,742)	2,481,000	2,481,000

TOTAL REPURCHASE AGREEMENTS
(Cost $12,421,000)		12,421,000

TOTAL INVESTMENT SECURITIES
(Cost $12,421,000)—77.6%		12,421,000
Net other assets (liabilities)—22.4%		3,590,019

NET ASSETS—100.0%		$16,011,019

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2010, the aggregate amount held in a segregated account was $1,730,000.

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Sold
Russell 2000 Mini Index Futures Contract expiring 12/10/10 (Underlying notional amount at value $1,682,000)	25	$(103,306)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(9,718,043)	$(80,549)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(4,581,726)	(60,543)

		$(141,092)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Dow 30	September 30, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (41.7%)
Bank of America, 0.12%, 10/1/10, dated 9/30/10, with a repurchase price of $15,000 (Collateralized by $14,000 Federal Home Loan Mortgage Corp., 3.50%, 5/15/20, market value $15,400)	$15,000	$15,000
Deutsche Bank, 0.19%, 10/1/10, dated 9/30/10, with a repurchase price of $15,000 (Collateralized by $16,000 U.S. Treasury Notes, 0.58%, 2/3/12, market value $16,015)	15,000	15,000
HSBC, 0.20%, 10/1/10, dated 9/30/10, with a repurchase price of $15,000 (Collateralized by $16,000 Federal Home Loan Mortgage Corp., 1.00%, 11/23/11, market value $16,159)	15,000	15,000
UBS, 0.18%, 10/1/10, dated 9/30/10, with a repurchase price of $15,000 (Collateralized by $16,000 Federal Home Loan Mortgage Corp., 1.25%, 9/30/13, market value $16,020)	15,000	15,000
UMB, 0.12%, 10/1/10, dated 9/30/10, with a repurchase price of $13,000 (Collateralized by $13,200 Federal Home Loan Mortgage Corp., 0.88%, 4/30/11, market value $13,299)	13,000	13,000

TOTAL REPURCHASE AGREEMENTS
(Cost $73,000)		73,000

TOTAL INVESTMENT SECURITIES
(Cost $73,000)—41.7%		73,000
Net other assets (liabilities)—58.3%		101,956

NET ASSETS—100.0%		$174,956

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(131,795)	$58
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(43,048)	86

		$144

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short NASDAQ-100	September 30, 2010
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (15.7%)
Federal Home Loan Bank, 0.00%, 10/4/10	$3,655,000	$3,655,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,655,000)		3,655,000

Repurchase Agreements (65.1%)
Bank of America, 0.12%, 10/1/10+, dated 9/30/10, with a repurchase price of $3,046,010 (Collateralized by $2,824,600 Federal Home Loan Mortgage Corp., 3.50%, 5/15/20, market value $3,107,060)	3,046,000	3,046,000
Deutsche Bank, 0.19%, 10/1/10+, dated 9/30/10, with a repurchase price of $3,046,016 (Collateralized by $3,106,000 U.S. Treasury Notes, 0.58%, 2/3/12, market value $3,108,837)	3,046,000	3,046,000
HSBC, 0.20%, 10/1/10+, dated 9/30/10, with a repurchase price of $3,046,017 (Collateralized by $2,621,000 of various U.S. Government Agency Obligations, 1.00%–4.38%, 11/23/11-10/15/15, market value $3,109,325)	3,046,000	3,046,000
UBS, 0.18%, 10/1/10+, dated 9/30/10, with a repurchase price of $3,046,015 (Collateralized by $3,105,000 Federal Home Loan Mortgage Corp., 1.25%, 9/30/13, market value $3,108,881)	3,046,000	3,046,000
UMB, 0.12%, 10/1/10+, dated 9/30/10, with a repurchase price of $3,044,010 (Collateralized by $3,037,500 of various U.S. Government Agency Obligations, 0.88%–1.75%, 10/31/10-8/15/12, market value $3,105,162)	3,044,000	3,044,000

TOTAL REPURCHASE AGREEMENTS
(Cost $15,228,000)		15,228,000

TOTAL INVESTMENT SECURITIES
(Cost $18,883,000)—80.8%		18,883,000
Net other assets (liabilities)—19.2%		4,499,359

NET ASSETS—100.0%		$23,382,359

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2010, the aggregate amount held in a segregated account was $2,768,000.

	Contracts	Value

Futures Contracts Sold
E-Mini NASDAQ-100 Futures Contract expiring 12/20/10 (Underlying notional amount at value $2,036,685)	51	$(115,936)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(9,245,916)	$34,674
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(12,019,114)	77,598

		$112,272

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short International	September 30, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (90.5%)
Bank of America, 0.12%, 10/1/10+, dated 9/30/10, with a repurchase price of $357,001 (Collateralized by $331,200 Federal Home Loan Mortgage Corp., 3.50%, 5/15/20, market value $364,320)	$357,000	$357,000
Deutsche Bank, 0.19%, 10/1/10+, dated 9/30/10, with a repurchase price of $357,002 (Collateralized by $365,000 U.S. Treasury Notes, 0.58%, 2/3/12, market value $365,333)	357,000	357,000
HSBC, 0.20%, 10/1/10+, dated 9/30/10, with a repurchase price of $357,002 (Collateralized by $361,000 Federal Home Loan Mortgage Corp., 1.00%, 11/23/11, market value $364,584)	357,000	357,000
UBS, 0.18%, 10/1/10+, dated 9/30/10, with a repurchase price of $357,002 (Collateralized by $365,000 Federal Home Loan Mortgage Corp., 1.25%, 9/30/13, market value $365,456)	357,000	357,000
UMB, 0.12%, 10/1/10+, dated 9/30/10, with a repurchase price of $354,001 (Collateralized by $358,500 Federal Home Loan Mortgage Corp., 0.88%, 4/30/11, market value $361,179)	354,000	354,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,782,000)		1,782,000

TOTAL INVESTMENT SECURITIES (Cost $1,782,000)—90.5%		1,782,000
Net other assets (liabilities)—9.5%		187,561

NET ASSETS—100.0%		$1,969,561

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2010, the aggregate amount held in a segregated account was $390,000.

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Sold
E-Mini MSCI EAFE Futures Contract expiring 12/20/10 (Underlying notional amount at value $1,243,440)	16	$(18,272)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$(87,533)	$995
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	(655,968)	3,083

		$4,078

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Emerging Markets	September 30, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (102.7%)
Bank of America, 0.12%, 10/1/10, dated 9/30/10, with a repurchase price of $601,002 (Collateralized by $557,300 Federal Home Loan Mortgage Corp., 3.50%, 5/15/20, market value $613,030)	$601,000	$601,000
Deutsche Bank, 0.19%, 10/1/10, dated 9/30/10, with a repurchase price of $601,003 (Collateralized by $613,000 U.S. Treasury Notes, 0.58%, 2/3/12, market value $613,560)	601,000	601,000
HSBC, 0.20%, 10/1/10, dated 9/30/10, with a repurchase price of $601,003 (Collateralized by $607,000 Federal Home Loan Mortgage Corp., 1.00%, 11/23/11, market value $613,027)	601,000	601,000
UBS, 0.18%, 10/1/10, dated 9/30/10, with a repurchase price of $601,003 (Collateralized by $613,000 Federal Home Loan Mortgage Corp., 1.25%, 9/30/13, market value $613,766)	601,000	601,000
UMB, 0.12%, 10/1/10, dated 9/30/10, with a repurchase price of $599,002 (Collateralized by $606,600 Federal National Mortgage Association, 1.50%, 10/31/10, market value $611,078)	599,000	599,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,003,000)		3,003,000

TOTAL INVESTMENT SECURITIES
(Cost $3,003,000)—102.7%		3,003,000
Net other assets (liabilities)—(2.7)%		(80,071)

NET ASSETS—100.0%		$2,922,929

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$(1,611,364)	$(35,537)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	(1,321,243)	(30,040)

		$(65,577)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraShort Dow 30	September 30, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (26.4%)
Bank of America, 0.12%, 10/1/10+, dated 9/30/10, with a repurchase price of $122,000 (Collateralized by $113,300 Federal Home Loan Mortgage Corp., 3.50%, 5/15/20, market value $124,630)	$122,000	$122,000
Deutsche Bank, 0.19%, 10/1/10+, dated 9/30/10, with a repurchase price of $122,001 (Collateralized by $126,000 U.S. Treasury Notes, 0.58%, 2/3/12, market value $126,115)	122,000	122,000
HSBC, 0.20%, 10/1/10+, dated 9/30/10, with a repurchase price of $122,001 (Collateralized by $125,000 Federal Home Loan Mortgage Corp., 1.00%, 11/23/11, market value $126,241)	122,000	122,000
UBS, 0.18%, 10/1/10+, dated 9/30/10, with a repurchase price of $122,001 (Collateralized by $126,000 Federal Home Loan Mortgage Corp., 1.25%, 9/30/13, market value $126,158)	122,000	122,000
UMB, 0.12%, 10/1/10+, dated 9/30/10, with a repurchase price of $117,000 (Collateralized by $118,600 Federal Home Loan Mortgage Corp., 0.88%, 4/30/11, market value $119,486)	117,000	117,000

TOTAL REPURCHASE AGREEMENTS
(Cost $605,000)		605,000

TOTAL INVESTMENT SECURITIES
(Cost $605,000)—26.4%		605,000
Net other assets (liabilities)—73.6%		1,684,891

NET ASSETS—100.0%		$2,289,891

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2010, the aggregate amount held in a segregated account was $208,000.

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Sold
E-Mini Dow Jones Futures Contract expiring 12/10/10 (Underlying notional amount at value $107,250)	2	$(2,437)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(3,496,457)	$251
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(968,011)	1,817

		$2,068

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraShort NASDAQ-100	September 30, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (49.9%)
Bank of America, 0.12%, 10/1/10+, dated 9/30/10, with a repurchase price of $339,001 (Collateralized by $314,500 Federal Home Loan Mortgage Corp., 3.50%, 5/15/20, market value $345,950)	$339,000	$339,000
Deutsche Bank, 0.19%, 10/1/10+, dated 9/30/10, with a repurchase price of $339,002 (Collateralized by $347,000 U.S. Treasury Notes, 0.58%, 2/3/12, market value $347,317)	339,000	339,000
HSBC, 0.20%, 10/1/10+, dated 9/30/10, with a repurchase price of $339,002 (Collateralized by $344,000 Federal Home Loan Mortgage Corp., 1.00%, 11/23/11, market value $347,416)	339,000	339,000
UBS, 0.18%, 10/1/10+, dated 9/30/10, with a repurchase price of $339,002 (Collateralized by $347,000 Federal Home Loan Mortgage Corp., 1.25%, 9/30/13, market value $347,434)	339,000	339,000
UMB, 0.12%, 10/1/10+, dated 9/30/10, with a repurchase price of $339,001 (Collateralized by $343,300 Federal Home Loan Mortgage Corp., 0.88%, 4/30/11, market value $345,866)	339,000	339,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,695,000)		1,695,000

TOTAL INVESTMENT SECURITIES
(Cost $1,695,000)—49.9%		1,695,000
Net other assets (liabilities)—50.1%		1,703,627

NET ASSETS—100.0%		$3,398,627

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2010, the aggregate amount held in a segregated account was $500,000.

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Sold
E-Mini NASDAQ-100 Futures Contract expiring 12/20/10 (Underlying notional amount at value $119,805)	3	$(678)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(5,381,929)	$12,637
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(1,287,006)	8,309

		$20,946

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Banks	September 30, 2010
(unaudited)

	Shares	Value

Common Stocks (87.3%)
Associated Banc-Corp (Banks)	1,400	$18,466
Astoria Financial Corp. (Savings & Loans)	700	9,541
BancorpSouth, Inc. (Banks)	600	8,508
Bank of America Corp. (Banks)	81,700	1,071,087
Bank of Hawaii Corp. (Banks)	400	17,968
BB&T Corp. (Banks)	5,700	137,256
BOK Financial Corp. (Banks)	200	9,026
CapitalSource, Inc. (Diversified Financial Services)	2,400	12,816
Capitol Federal Financial (Savings & Loans)	200	4,940
Cathay Bancorp, Inc. (Banks)	600	7,134
Citigroup, Inc.* (Diversified Financial Services)	72,900	284,310
City National Corp. (Banks)	400	21,228
Comerica, Inc. (Banks)	1,400	52,010
Commerce Bancshares, Inc. (Banks)	600	22,554
Cullen/Frost Bankers, Inc. (Banks)	500	26,935
East West Bancorp, Inc. (Banks)	1,200	19,536
F.N.B. Corp. (Banks)	900	7,704
Fifth Third Bancorp (Banks)	6,500	78,195
First Financial Bankshares, Inc. (Banks)	200	9,398
First Horizon National Corp.* (Banks)	1,900	21,684
First Midwest Bancorp, Inc. (Banks)	600	6,918
First Niagara Financial Group, Inc. (Savings & Loans)	1,700	19,805
FirstMerit Corp. (Banks)	900	16,488
Fulton Financial Corp. (Banks)	1,600	14,496
Glacier Bancorp, Inc. (Banks)	600	8,760
Hancock Holding Co. (Banks)	300	9,021
Hudson City Bancorp, Inc. (Savings & Loans)	4,000	49,040
Huntington Bancshares, Inc. (Banks)	5,900	33,453
IBERIABANK Corp. (Banks)	200	9,996
International Bancshares Corp. (Banks)	500	8,445
J.P. Morgan Chase & Co. (Diversified Financial Services)	32,700	1,244,889
KeyCorp (Banks)	7,200	57,312
M&T Bank Corp. (Banks)	700	57,267
Marshall & Ilsley Corp. (Banks)	4,300	30,272
MB Financial, Inc. (Banks)	400	6,488
National Penn Bancshares, Inc. (Banks)	1,000	6,250
New York Community Bancorp (Savings & Loans)	3,600	58,500
NewAlliance Bancshares, Inc. (Savings & Loans)	800	10,096
Northern Trust Corp. (Banks)	2,000	96,480
Old National Bancorp (Banks)	700	7,350
PacWest Bancorp (Banks)	300	5,718
Park National Corp. (Banks)	100	6,404
People’s United Financial, Inc. (Banks)	3,100	40,579
PNC Financial Services Group (Banks)	4,300	223,213
Popular, Inc.* (Banks)	8,400	24,360
PrivateBancorp, Inc. (Banks)	500	5,695
Prosperity Bancshares, Inc. (Banks)	400	12,988
Provident Financial Services, Inc. (Savings & Loans)	500	6,180
Regions Financial Corp. (Banks)	10,300	74,881
Sterling Bancshares, Inc. (Banks)	800	4,296
SunTrust Banks, Inc. (Banks)	4,100	105,903
Susquehanna Bancshares, Inc. (Banks)	1,100	9,284
SVB Financial Group* (Banks)	300	12,696
Synovus Financial Corp. (Banks)	5,400	13,284
TCF Financial Corp. (Banks)	1,100	17,809
TFS Financial Corp. (Savings & Loans)	800	7,352
TrustCo Bank Corp. NY (Banks)	600	3,336
Trustmark Corp. (Banks)	500	10,870
U.S. Bancorp (Banks)	13,700	296,194
UMB Financial Corp. (Banks)	300	10,653
Umpqua Holdings Corp. (Banks)	900	10,206
United Bankshares, Inc. (Banks)	400	9,956
Valley National Bancorp (Banks)	1,300	16,770
Washington Federal, Inc. (Savings & Loans)	900	13,734
Webster Financial Corp. (Banks)	500	8,780
Wells Fargo & Co. (Banks)	28,300	711,179
Westamerica Bancorp (Banks)	200	10,898
Whitney Holding Corp. (Banks)	800	6,536
Wilmington Trust Corp. (Banks)	700	6,286
Wintrust Financial Corp. (Banks)	300	9,723
Zions Bancorp (Banks)	1,400	29,904

TOTAL COMMON STOCKS (Cost $3,215,972)		5,317,289

TOTAL INVESTMENT SECURITIES (Cost $3,215,972)—87.3%		5,317,289
Net other assets (liabilities)—12.7%		776,192

NET ASSETS—100.0%		$6,093,481

*	Non-income producing security

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Banks Index	$799,760	$(240)

ProFund VP Banks invested in the following industries as of September 30, 2010:

		% of
	Value	Net Assets

Banks	$3,596,086	59.0%
Diversified Financial Services	1,542,015	25.3%
Savings & Loans	179,188	3.0%
Other**	776,192	12.7%

Total	$6,093,481	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Basic Materials	September 30, 2010
(unaudited)

	Shares	Value

Common Stocks (99.4%)
Air Products & Chemicals, Inc. (Chemicals)	20,569	$1,703,525
Airgas, Inc. (Chemicals)	7,368	500,656
AK Steel Holding Corp. (Iron/Steel)	11,359	156,868
Albemarle Corp. (Chemicals)	9,517	445,491
Alcoa, Inc. (Mining)	105,608	1,278,913
Allegheny Technologies, Inc. (Iron/Steel)	9,517	442,065
Allied Nevada Gold Corp.* (Mining)	8,289	219,658
Alpha Natural Resources, Inc.* (Coal)	12,280	505,322
Arch Coal, Inc. (Coal)	16,885	450,998
Ashland, Inc. (Chemicals)	7,368	359,337
Avery Dennison Corp. (Household Products/Wares)	10,745	398,854
Cabot Corp. (Chemicals)	5,219	169,983
Calgon Carbon Corp.* (Environmental Control)	5,833	84,578
Carpenter Technology Corp. (Iron/Steel)	4,605	155,235
Celanese Corp. - Series A (Chemicals)	16,271	522,299
CF Industries Holdings, Inc. (Chemicals)	7,368	703,644
Cliffs Natural Resources, Inc. (Iron/Steel)	14,122	902,678
Coeur d’Alene Mines Corp.* (Mining)	9,210	183,463
Commercial Metals Co. (Metal Fabricate/Hardware)	11,666	169,040
Compass Minerals International, Inc. (Mining)	3,377	258,746
CONSOL Energy, Inc. (Coal)	23,332	862,351
Cytec Industries, Inc. (Chemicals)	4,912	276,939
Domtar Corp. (Forest Products & Paper)	4,298	277,565
E.I. du Pont de Nemours & Co. (Chemicals)	93,021	4,150,597
Eastman Chemical Co. (Chemicals)	7,061	522,514
Ecolab, Inc. (Chemicals)	24,253	1,230,597
FMC Corp. (Chemicals)	7,675	525,047
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	48,813	4,168,142
Fuller (H.B.) Co. (Chemicals)	4,912	97,601
Hecla Mining Co.* (Mining)	26,402	166,861
Huntsman Corp. (Chemicals)	19,955	230,680
International Flavors & Fragrances, Inc. (Chemicals)	8,289	402,182
International Paper Co. (Forest Products & Paper)	41,752	908,106
Intrepid Potash, Inc.* (Chemicals)	4,298	112,049
Kaiser Aluminum Corp. (Mining)	1,535	65,683
Lubrizol Corp. (Chemicals)	7,061	748,254
Massey Energy Co. (Coal)	10,745	333,310
Minerals Technologies, Inc. (Chemicals)	1,842	108,531
NewMarket Corp. (Chemicals)	921	104,699
Newmont Mining Corp. (Mining)	50,041	3,143,075
Nucor Corp. (Iron/Steel)	29,472	1,125,830
Olin Corp. (Chemicals)	7,061	142,350
OM Group, Inc.* (Chemicals)	3,070	92,468
Patriot Coal Corp.* (Coal)	7,982	91,075
Peabody Energy Corp. (Coal)	27,630	1,354,146
PPG Industries, Inc. (Chemicals)	17,192	1,251,578
Praxair, Inc. (Chemicals)	31,928	2,881,821
Reliance Steel & Aluminum Co. (Iron/Steel)	7,675	318,743
Rockwood Holdings, Inc.* (Chemicals)	5,219	164,242
Royal Gold, Inc. (Mining)	5,526	275,416
RPM, Inc. (Chemicals)	13,201	262,964
RTI International Metals, Inc.* (Mining)	3,070	94,003
Schulman (A.), Inc. (Chemicals)	3,377	68,047
Sensient Technologies Corp. (Chemicals)	5,219	159,127
Sigma-Aldrich Corp. (Chemicals)	10,745	648,783
Solutia, Inc.* (Chemicals)	12,587	201,644
Southern Copper Corp. (Mining)	21,797	765,511
Steel Dynamics, Inc. (Iron/Steel)	22,411	316,219
The Dow Chemical Co. (Chemicals)	118,502	3,254,065
The Mosaic Co. (Chemicals)	15,350	901,966
Titanium Metals Corp.* (Mining)	8,903	177,704
United States Steel Corp. (Iron/Steel)	14,736	646,026
USEC, Inc.* (Mining)	11,666	60,546
W.R. Grace & Co.* (Chemicals)	6,140	171,552
Walter Energy, Inc. (Holding Companies - Diversified)	5,526	449,208
Worthington Industries, Inc. (Metal Fabricate/Hardware)	6,754	101,513

TOTAL COMMON STOCKS
(Cost $24,461,881)		44,022,683

	Principal
	Amount	Value

Repurchase Agreements (0.3%)
Bank of America, 0.12%, 10/1/10, dated 9/30/10, with a repurchase price of $40,000 (Collateralized by $37,100 Federal Home Loan Mortgage Corp., 3.50%, 5/15/20, market value $40,810)	$40,000	$40,000
Deutsche Bank, 0.19%, 10/1/10, dated 9/30/10, with a repurchase price of $6,000 (Collateralized by $7,000 U.S. Treasury Notes, 0.58%, 2/3/12, market value $7,006)	6,000	6,000
HSBC, 0.20%, 10/1/10, dated 9/30/10, with a repurchase price of $76,000 (Collateralized by $77,000 Federal Home Loan Mortgage Corp., 1.00%, 11/23/11, market value $77,765)	76,000	76,000
UBS, 0.18%, 10/1/10, dated 9/30/10, with a repurchase price of $1,000 (Collateralized by $1,000 Federal Home Loan Bank, 1.88%, 6/15/12, market value $1,031)	1,000	1,000

See accompanying notes to the Schedules of Portfolio Investments.

UMB, 0.12%, 10/1/10, dated 9/30/10, with a repurchase price of $13,000 (Collateralized by $13,200 Federal Home Loan Mortgage Corp., 0.88%, 4/30/11, market value $13,299)	13,000	13,000

TOTAL REPURCHASE AGREEMENTS
(Cost $136,000)		136,000

TOTAL INVESTMENT SECURITIES
(Cost $24,597,881)—99.7%		44,158,683
Net other assets (liabilities)—0.3%		117,517

NET ASSETS—100.0%		$44,276,200

*	Non-income producing security

ProFund VP Basic Materials invested in the following industries as of September 30, 2010:

		% of
	Value	Net Assets

Chemicals	$23,115,232	52.2%
Coal	3,597,202	8.1%
Environmental Control	84,578	0.2%
Forest Products & Paper	1,185,671	2.7%
Holding Companies - Diversified	449,208	1.0%
Household Products/Wares	398,854	0.9%
Iron/Steel	4,063,664	9.2%
Metal Fabricate/Hardware	270,553	0.6%
Mining	10,857,721	24.5%
Other**	253,517	0.6%

Total	$44,276,200	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Biotechnology	September 30, 2010
(unaudited)

	Shares	Value

Common Stocks (91.2%)
Acorda Therapeutics, Inc.* (Biotechnology)	1,440	$47,549
Alexion Pharmaceuticals, Inc.* (Biotechnology)	3,264	210,071
Amgen, Inc.* (Biotechnology)	29,952	1,650,655
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	4,704	98,078
Biogen Idec, Inc.* (Biotechnology)	6,336	355,576
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	3,648	81,533
Celera Corp.* (Biotechnology)	2,976	20,058
Celgene Corp.* (Biotechnology)	16,704	962,317
Charles River Laboratories International, Inc.* (Biotechnology)	2,400	79,560
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	2,112	49,400
Dendreon Corp.* (Biotechnology)	5,184	213,477
Gen-Probe, Inc.* (Healthcare - Products)	1,728	83,739
Genzyme Corp.* (Biotechnology)	4,992	353,384
Gilead Sciences, Inc.* (Pharmaceuticals)	30,432	1,083,683
Human Genome Sciences, Inc.* (Biotechnology)	6,816	203,049
Illumina, Inc.* (Biotechnology)	4,512	221,990
Incyte, Corp.* (Biotechnology)	4,128	66,007
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	3,360	28,224
Life Technologies Corp.* (Biotechnology)	6,624	309,275
Myriad Genetics, Inc.* (Biotechnology)	3,456	56,713
Nektar Therapeutics* (Biotechnology)	3,456	51,045
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	2,208	58,247
PDL BioPharma, Inc. (Biotechnology)	4,320	22,723
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,304	63,130
Savient Pharmaceuticals, Inc.* (Biotechnology)	2,400	54,888
Techne Corp. (Healthcare - Products)	1,344	82,965
United Therapeutics Corp.* (Pharmaceuticals)	1,824	102,162
Vertex Pharmaceuticals, Inc.* (Biotechnology)	7,296	252,223

TOTAL COMMON STOCKS
(Cost $3,520,228)		6,861,721

	Principal
	Amount	Value

Repurchase Agreements(NM)
HSBC, 0.20%, 10/1/10, dated 9/30/10, with a repurchase price of $1,000 (Collateralized by $2,000 Federal Home Loan Mortgage Corp., 1.00%, 11/23/11, market value $2,020)	$1,000	$1,000
UMB, 0.12%, 10/1/10, dated 9/30/10, with a repurchase price of $1,000 (Collateralized by $1,100 Federal Home Loan Mortgage Corp., 0.88%, 4/30/11, market value $1,108)	1,000	1,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,000)		2,000

TOTAL INVESTMENT SECURITIES
(Cost $3,522,228)—91.2%		6,863,721
Net other assets (liabilities)—8.8%		664,137

NET ASSETS—100.0%		$7,527,858

*	Non-income producing security
NM	Not meaningful, amount is less than 0.05%.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	$699,790	$(210)

ProFund VP Biotechnology invested in the following industries as of September 30, 2010:
		% of
	Value	Net Assets

Biotechnology	$5,193,690	69.0%
Healthcare - Products	166,704	2.2%
Pharmaceuticals	1,501,327	20.0%
Other**	666,137	8.8%

Total	$7,527,858	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Goods	September 30, 2010
(unaudited)

	Shares	Value

Common Stocks (99.1%)
Activision Blizzard, Inc. (Software)	7,280	$78,770
Alberto-Culver Co. (Cosmetics/Personal Care)	1,170	44,051
Altria Group, Inc. (Agriculture)	27,430	658,869
Archer-Daniels-Midland Co. (Agriculture)	7,800	248,976
Avon Products, Inc. (Cosmetics/Personal Care)	5,720	183,669
BorgWarner, Inc.* (Auto Parts & Equipment)	1,560	82,087
Briggs & Stratton Corp. (Machinery - Diversified)	650	12,357
Brown-Forman Corp. (Beverages)	1,430	88,145
Brunswick Corp. (Leisure Time)	1,170	17,807
Bunge, Ltd. (Agriculture)	1,820	107,671
Callaway Golf Co. (Leisure Time)	910	6,370
Campbell Soup Co. (Food)	2,730	97,597
Carter’s, Inc.* (Apparel)	780	20,537
Central European Distribution Corp.* (Distribution/Wholesale)	780	17,410
Chiquita Brands International, Inc.* (Food)	650	8,606
Church & Dwight, Inc. (Household Products/Wares)	910	59,095
Clorox Co. (Household Products/Wares)	1,820	121,503
Coach, Inc. (Apparel)	4,030	173,129
Coca-Cola Co. (Beverages)	28,080	1,643,242
Coca-Cola Enterprises, Inc. (Beverages)	4,290	132,990
Colgate-Palmolive Co. (Cosmetics/Personal Care)	6,500	499,590
ConAgra Foods, Inc. (Food)	5,850	128,349
Constellation Brands, Inc.* (Beverages)	2,470	43,694
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	780	15,311
Corn Products International, Inc. (Food)	1,040	39,000
D.R. Horton, Inc. (Home Builders)	3,640	40,477
Dana Holding Corp.* (Auto Parts & Equipment)	1,820	22,422
Darling International, Inc.* (Environmental Control)	1,040	8,861
Dean Foods Co.* (Food)	2,340	23,891
Deckers Outdoor Corp.* (Apparel)	520	25,979
Del Monte Foods Co. (Food)	2,600	34,086
Dr. Pepper Snapple Group, Inc. (Beverages)	3,120	110,822
Eastman Kodak Co.* (Miscellaneous Manufacturing)	3,510	14,742
Electronic Arts, Inc.* (Software)	4,290	70,485
Energizer Holdings, Inc.* (Electrical Components & Equipment)	910	61,179
Flowers Foods, Inc. (Food)	1,170	29,063
Ford Motor Co.* (Auto Manufacturers)	43,940	537,826
Fossil, Inc.* (Household Products/Wares)	650	34,964
Fresh Del Monte Produce, Inc.* (Food)	520	11,284
Garmin, Ltd. (Electronics)	1,560	47,346
General Mills, Inc. (Food)	8,060	294,512
Gentex Corp. (Electronics)	1,820	35,508
Genuine Parts Co. (Distribution/Wholesale)	2,080	92,747
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,560	48,656
Hanesbrands, Inc.* (Apparel)	1,300	33,618
Hansen Natural Corp.* (Beverages)	910	42,424
Harley-Davidson, Inc. (Leisure Time)	3,120	88,733
Harman International Industries, Inc.* (Home Furnishings)	910	30,403
Hasbro, Inc. (Toys/Games/Hobbies)	1,690	75,222
Heinz (H.J.) Co. (Food)	4,160	197,059
Herbalife, Ltd. (Pharmaceuticals)	780	47,073
Herman Miller, Inc. (Office Furnishings)	780	15,350
HNI Corp. (Office Furnishings)	520	14,955
Hormel Foods Corp. (Food)	910	40,586
Iconix Brand Group, Inc.* (Apparel)	910	15,925
Jarden Corp. (Household Products/Wares)	1,170	36,422
JM Smucker Co. (Food)	1,560	94,427
Johnson Controls, Inc. (Auto Parts & Equipment)	8,840	269,620
Jones Apparel Group, Inc. (Apparel)	1,170	22,979
KB Home (Home Builders)	1,040	11,783
Kellogg Co. (Food)	3,380	170,724
Kimberly-Clark Corp. (Household Products/Wares)	5,460	355,173
Kraft Foods, Inc. (Food)	21,060	649,912
Lancaster Colony Corp. (Miscellaneous Manufacturing)	260	12,350
Lear Corp.* (Auto Parts & Equipment)	650	51,304
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,950	44,382
Lennar Corp. - Class A (Home Builders)	2,080	31,990
LKQ Corp.* (Distribution/Wholesale)	1,820	37,856
Lorillard, Inc. (Agriculture)	2,080	167,045
M.D.C. Holdings, Inc. (Home Builders)	520	15,096
Martek Biosciences Corp.* (Biotechnology)	390	8,826
Mattel, Inc. (Toys/Games/Hobbies)	4,810	112,843
McCormick & Co., Inc. (Food)	1,430	60,117
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	2,730	155,364
Mohawk Industries, Inc.* (Textiles)	780	41,574
Molson Coors Brewing Co. - Class B (Beverages)	2,080	98,218
Monsanto Co. (Agriculture)	7,150	342,699
NBTY, Inc.* (Pharmaceuticals)	780	42,884
Newell Rubbermaid, Inc. (Housewares)	3,640	64,828
NIKE, Inc. - Class B (Apparel)	3,900	312,546
Nu Skin Enterprises, Inc. (Retail)	780	22,464
NVR, Inc.* (Home Builders)	130	84,179
PepsiCo, Inc. (Beverages)	20,930	1,390,589
Philip Morris International, Inc. (Commercial Services)	24,180	1,354,564
Phillips-Van Heusen Corp. (Apparel)	780	46,925
Polaris Industries, Inc. (Leisure Time)	390	25,389
Polo Ralph Lauren Corp. (Apparel)	910	81,773
Pool Corp. (Distribution/Wholesale)	650	13,046

See accompanying notes to the Schedules of Portfolio Investments.

Procter & Gamble Co. (Cosmetics/Personal Care)	37,440	2,245,277
Pulte Group, Inc.* (Home Builders)	4,420	38,719
Ralcorp Holdings, Inc.* (Food)	780	45,614
Reynolds American, Inc. (Agriculture)	2,210	131,252
Sara Lee Corp. (Food)	8,190	109,992
Skechers U.S.A., Inc. - Class A* (Apparel)	520	12,215
Smithfield Foods, Inc.* (Food)	2,080	35,006
Snap-on, Inc. (Hand/Machine Tools)	780	36,278
Stanley Black & Decker, Inc. (Hand/Machine Tools)	2,210	135,429
Take-Two Interactive Software, Inc.* (Software)	1,170	11,864
Tempur-Pedic International, Inc.* (Home Furnishings)	910	28,210
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	780	22,597
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	1,560	98,639
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	3,120	33,540
The Hain Celestial Group, Inc.* (Food)	520	12,470
The Hershey Co. (Food)	2,080	98,987
The Ryland Group, Inc. (Home Builders)	520	9,318
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	650	33,625
The Timberland Co. - Class A* (Apparel)	520	10,301
The Warnaco Group, Inc.* (Apparel)	650	33,235
Thor Industries, Inc. (Home Builders)	520	17,368
TiVo, Inc.* (Home Furnishings)	1,560	14,134
Toll Brothers, Inc.* (Home Builders)	1,820	34,616
Tootsie Roll Industries, Inc. (Food)	260	6,469
TreeHouse Foods, Inc.* (Food)	520	23,972
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	1,040	43,222
Tupperware Corp. (Household Products/Wares)	780	35,693
Tyson Foods, Inc. - Class A (Food)	4,030	64,561
Under Armour, Inc. - Class A* (Retail)	520	23,421
Universal Corp. (Agriculture)	260	10,423
V.F. Corp. (Apparel)	1,170	94,793
WABCO Holdings, Inc.* (Auto Parts & Equipment)	780	32,713
WD-40 Co. (Household Products/Wares)	260	9,885
Whirlpool Corp. (Home Furnishings)	1,040	84,198
Wolverine World Wide, Inc. (Apparel)	650	18,857

TOTAL COMMON STOCKS
(Cost $12,720,002)		16,601,807

	Principal
	Amount	Value

Repurchase Agreements (0.7%)
Bank of America, 0.12%, 10/1/10, dated 9/30/10, with a repurchase price of $33,000 (Collateralized by $30,600 Federal Home Loan Mortgage Corp., 3.50%, 5/15/20, market value $33,660)	$33,000	$33,000
Deutsche Bank, 0.19%, 10/1/10, dated 9/30/10, with a repurchase price of $5,000 (Collateralized by $6,000 U.S. Treasury Notes, 0.58%, 2/3/12, market value $6,005)	5,000	5,000
HSBC, 0.20%, 10/1/10, dated 9/30/10, with a repurchase price of $63,000 (Collateralized by $64,000 Federal Home Loan Mortgage Corp., 1.00%, 11/23/11, market value $64,635)	63,000	63,000
UMB, 0.12%, 10/1/10, dated 9/30/10, with a repurchase price of $11,000 (Collateralized by $11,200 Federal Home Loan Mortgage Corp., 0.88%, 4/30/11, market value $11,284)	11,000	11,000

TOTAL REPURCHASE AGREEMENTS
(Cost $112,000)		112,000

TOTAL INVESTMENT SECURITIES
(Cost $12,832,002)—99.8%		16,713,807
Net other assets (liabilities)—0.2%		28,571

NET ASSETS—100.0%		$16,742,378

*	Non-income producing security

ProFund VP Consumer Goods invested in the following industries as of September 30, 2010:

		% of
	Value	Net Assets

Agriculture	$1,666,935	9.9%
Apparel	902,812	5.4%
Auto Manufacturers	537,826	3.2%
Auto Parts & Equipment	572,816	3.4%
Beverages	3,598,780	21.5%
Biotechnology	8,826	0.1%
Commercial Services	1,354,564	8.1%
Cosmetics/Personal Care	3,071,226	18.3%
Distribution/Wholesale	161,059	0.9%
Electrical Components & Equipment	61,179	0.4%
Electronics	82,854	0.5%
Environmental Control	8,861	0.1%
Food	2,276,284	13.6%

See accompanying notes to the Schedules of Portfolio Investments.

Hand/Machine Tools	171,707	1.0%
Home Builders	283,546	1.7%
Home Furnishings	156,945	0.9%
Household Products/Wares	686,360	4.1%
Housewares	64,828	0.4%
Leisure Time	138,299	0.8%
Machinery - Diversified	12,357	0.1%
Miscellaneous Manufacturing	71,474	0.4%
Office Furnishings	30,305	0.2%
Pharmaceuticals	245,321	1.5%
Retail	45,885	0.3%
Software	161,119	1.0%
Textiles	41,574	0.2%
Toys/Games/Hobbies	188,065	1.1%
Other**	140,571	0.9%

Total	$16,742,378	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Services	September 30, 2010
(unaudited)

	Shares	Value

Common Stocks (99.6%)
99 Cents Only Stores* (Retail)	324	$6,117
Aaron’s, Inc. (Commercial Services)	540	9,963
Abercrombie & Fitch Co. - Class A (Retail)	648	25,479
Acxiom Corp.* (Software)	540	8,564
Advance Auto Parts, Inc. (Retail)	648	38,025
Aeropostale, Inc.* (Retail)	648	15,066
Alaska Air Group, Inc.* (Airlines)	216	11,023
Amazon.com, Inc.* (Internet)	2,484	390,137
American Eagle Outfitters, Inc. (Retail)	1,512	22,620
AmerisourceBergen Corp. (Pharmaceuticals)	2,052	62,914
AMR Corp.* (Airlines)	2,376	14,898
AnnTaylor Stores Corp.* (Retail)	432	8,744
Apollo Group, Inc. - Class A* (Commercial Services)	972	49,912
Arbitron, Inc. (Commercial Services)	216	6,042
AutoNation, Inc.* (Retail)	540	12,555
AutoZone, Inc.* (Retail)	216	49,445
Avis Budget Group, Inc.* (Commercial Services)	756	8,807
Bally Technologies, Inc.* (Entertainment)	432	15,098
Barnes & Noble, Inc. (Retail)	324	5,252
Bed Bath & Beyond, Inc.* (Retail)	1,944	84,389
Best Buy Co., Inc. (Retail)	2,484	101,422
Big Lots, Inc.* (Retail)	540	17,955
BJ’s Wholesale Club, Inc.* (Retail)	432	17,928
Bob Evans Farms, Inc. (Retail)	216	6,063
Boyd Gaming Corp.* (Lodging)	432	3,132
Brinker International, Inc. (Retail)	756	14,258
Burger King Holdings, Inc. (Retail)	648	15,474
Cablevision Systems Corp. - Class A (Media)	1,836	48,085
Cardinal Health, Inc. (Pharmaceuticals)	2,592	85,640
Career Education Corp.* (Commercial Services)	432	9,275
Carmax, Inc.* (Retail)	1,620	45,133
Carnival Corp. - Class A (Leisure Time)	3,024	115,547
Casey’s General Stores, Inc. (Retail)	324	13,527
CBS Corp. - Class B (Media)	4,536	71,941
CEC Entertainment, Inc.* (Retail)	108	3,708
Cheesecake Factory, Inc.* (Retail)	432	11,435
Chemed Corp. (Commercial Services)	216	12,306
Chico’s FAS, Inc. (Retail)	1,296	13,634
Chipotle Mexican Grill, Inc. - Class A* (Retail)	216	37,152
Choice Hotels International, Inc. (Lodging)	216	7,875
Collective Brands, Inc.* (Retail)	432	6,973
Comcast Corp. - Class A (Media)	15,012	271,417
Comcast Corp. - Special Class A (Media)	5,292	90,017
Continental Airlines, Inc. - Class B* (Airlines)	972	24,145
Copart, Inc.* (Retail)	540	17,804
Corinthian Colleges, Inc.* (Commercial Services)	648	4,549
Costco Wholesale Corp. (Retail)	3,240	208,948
Cracker Barrel Old Country Store, Inc. (Retail)	216	10,964
CTC Media, Inc. (Media)	432	9,478
CVS Caremark Corp. (Retail)	9,936	312,686
Darden Restaurants, Inc. (Retail)	972	41,582
Delta Air Lines, Inc.* (Airlines)	5,724	66,627
DeVry, Inc. (Commercial Services)	432	21,259
Dick’s Sporting Goods, Inc.* (Retail)	648	18,170
Dillards, Inc. - Class A (Retail)	324	7,659
DIRECTV - Class A* (Media)	6,372	265,266
Discovery Communications, Inc. - Class A* (Media)	972	42,331
Discovery Communications, Inc. - Class C* (Media)	1,080	41,245
DISH Network Corp. - Class A (Media)	1,512	28,970
Dolby Laboratories, Inc. - Class A* (Electronics)	432	24,542
Dollar Tree, Inc.* (Retail)	972	47,395
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	432	13,785
Dress Barn, Inc.* (Retail)	540	12,825
Dun & Bradstreet Corp. (Software)	324	24,021
eBay, Inc.* (Internet)	8,208	200,275
Expedia, Inc. (Internet)	1,512	42,654
FactSet Research Systems, Inc. (Computers)	324	26,286
Family Dollar Stores, Inc. (Retail)	972	42,924
Foot Locker, Inc. (Retail)	1,080	15,692
GameStop Corp. - Class A* (Retail)	1,080	21,287
Gannett Co., Inc. (Media)	1,728	21,133
Gaylord Entertainment Co.* (Lodging)	216	6,588
Genesco, Inc.* (Retail)	216	6,454
Group 1 Automotive, Inc.* (Retail)	216	6,454
GSI Commerce, Inc.* (Internet)	432	10,670
GUESS?, Inc. (Apparel)	432	17,552
H & R Block, Inc. (Commercial Services)	2,268	29,371
Hertz Global Holdings, Inc.* (Commercial Services)	1,296	13,725
Hillenbrand, Inc. (Commercial Services)	432	9,292
Home Depot, Inc. (Retail)	12,420	393,466
HSN, Inc.* (Retail)	324	9,688
Hyatt Hotels Corp. - Class A* (Lodging)	216	8,076
IHS, Inc. - Class A* (Computers)	324	22,032
International Game Technology (Entertainment)	2,160	31,212
International Speedway Corp. (Entertainment)	216	5,270
Interpublic Group of Cos., Inc.* (Advertising)	3,564	35,747
Interval Leisure Group, Inc.* (Leisure Time)	324	4,364
ITT Educational Services, Inc.* (Commercial Services)	216	15,178
J. Crew Group, Inc.* (Retail)	432	14,524
J.C. Penney Co., Inc. (Retail)	1,512	41,096
Jack in the Box, Inc.* (Retail)	432	9,262
JetBlue Airways Corp.* (Airlines)	1,836	12,283
John Wiley & Sons, Inc. (Media)	324	13,239
Kohls Corp.* (Retail)	2,052	108,099
See accompanying notes to the Schedules of Portfolio Investments.

Kroger Co. (Food)	4,428	95,911
Lamar Advertising Co.* (Advertising)	432	13,746
Las Vegas Sands Corp.* (Lodging)	3,132	109,150
Liberty Global, Inc. - Class A* (Media)	864	26,620
Liberty Global, Inc. - Series C* (Media)	864	26,404
Liberty Media Holding Corp. - Capital Series A* (Media)	648	33,735
Liberty Media Holding Corp. - Interactive Series A* (Internet)	4,104	56,266
Liberty Media-Starz - Series A* (Media)	324	21,021
Life Time Fitness, Inc.* (Leisure Time)	324	12,788
Limited, Inc. (Retail)	2,052	54,953
Live Nation, Inc.* (Commercial Services)	1,080	10,670
Lowe’s Cos., Inc. (Retail)	10,476	233,510
Macy’s, Inc. (Retail)	3,024	69,824
Madison Square Garden, Inc. - Class A* (Entertainment)	432	9,107
Marriott International, Inc. - Class A (Lodging)	2,269	81,294
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	216	7,638
McDonald’s Corp. (Retail)	7,776	579,390
McGraw-Hill Cos., Inc. (Media)	2,268	74,980
McKesson Corp. (Commercial Services)	1,944	120,100
Meredith Corp. (Media)	216	7,195
MGM Resorts International* (Commercial Services)	1,836	20,710
Morningstar, Inc.* (Commercial Services)	108	4,813
Netflix, Inc.* (Internet)	324	52,540
News Corp. - Class A (Media)	13,284	173,489
News Corp. - Class B (Media)	3,132	47,168
Nordstrom, Inc. (Retail)	1,188	44,194
O’Reilly Automotive, Inc.* (Retail)	972	51,710
Office Depot, Inc.* (Retail)	1,944	8,942
OfficeMax, Inc.* (Retail)	648	8,482
Omnicare, Inc. (Pharmaceuticals)	864	20,632
Omnicom Group, Inc. (Advertising)	2,160	85,277
Orient-Express Hotels, Ltd. - Class A* (Lodging)	648	7,225
P.F. Chang’s China Bistro, Inc. (Retail)	108	4,990
Panera Bread Co. - Class A* (Retail)	216	19,140
Papa John’s International, Inc.* (Retail)	108	2,849
Penn National Gaming* (Entertainment)	432	12,792
PetSmart, Inc. (Retail)	864	30,240
Pinnacle Entertainment, Inc.* (Entertainment)	432	4,817
Priceline.com, Inc.* (Internet)	324	112,862
RadioShack Corp. (Retail)	864	18,429
Regal Entertainment Group - Class A (Entertainment)	540	7,085
Regis Corp. (Retail)	432	8,264
Rent-A-Center, Inc. (Commercial Services)	432	9,668
Rite Aid Corp.* (Retail)	4,428	4,176
Rollins, Inc. (Commercial Services)	324	7,575
Ross Stores, Inc. (Retail)	864	47,192
Royal Caribbean Cruises, Ltd.* (Leisure Time)	972	30,647
Ruddick Corp. (Food)	324	11,236
Safeway, Inc. (Food)	2,808	59,417
Saks, Inc.* (Retail)	864	7,430
Sally Beauty Holdings, Inc.* (Retail)	648	7,258
Scholastic Corp. (Media)	216	6,009
Scientific Games Corp. - Class A* (Entertainment)	540	5,238
Scripps Networks Interactive - Class A (Entertainment)	648	30,832
Sears Holdings Corp.* (Retail)	324	23,373
Service Corp. International (Commercial Services)	1,836	15,826
Signet Jewelers, Ltd.* (Retail)	648	20,568
SkyWest, Inc. (Airlines)	432	6,031
Sonic Corp.* (Retail)	432	3,491
Sotheby’s (Commercial Services)	540	19,883
Southwest Airlines Co. (Airlines)	5,400	70,578
Staples, Inc. (Retail)	5,292	110,709
Starbucks Corp. (Retail)	5,400	138,132
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,296	68,105
Strayer Education, Inc. (Commercial Services)	108	18,846
SuperValu, Inc. (Food)	1,512	17,433
Sysco Corp. (Food)	4,320	123,206
Target Corp. (Retail)	4,860	259,718
The Buckle, Inc. (Retail)	216	5,733
The Cato Corp. - Class A (Retail)	216	5,780
The Children’s Place Retail Stores, Inc.* (Retail)	216	10,534
The Gap, Inc. (Retail)	2,700	50,328
The Gymboree Corp.* (Apparel)	216	8,973
The Men’s Wearhouse, Inc. (Retail)	432	10,277
The New York Times Co. - Class A* (Media)	756	5,851
Tiffany & Co. (Retail)	972	45,674
Time Warner Cable, Inc. (Media)	2,592	139,942
Time Warner, Inc. (Media)	8,208	251,575
TJX Cos., Inc. (Retail)	3,024	134,961
Tractor Supply Co. (Retail)	540	21,416
UAL Corp.* (Airlines)	1,188	28,073
United Natural Foods, Inc.* (Food)	324	10,737
Urban Outfitters, Inc.* (Retail)	972	30,560
US Airways Group, Inc.* (Airlines)	1,188	10,989
Vail Resorts, Inc.* (Entertainment)	216	8,104
Valassis Communications, Inc.* (Commercial Services)	324	10,980
ValueClick, Inc.* (Internet)	540	7,063
VCA Antech, Inc.* (Pharmaceuticals)	648	13,666
Viacom, Inc. - Class B (Media)	3,996	144,615
Wal-Mart Stores, Inc. (Retail)	15,336	820,783
Walgreen Co. (Retail)	7,128	238,788
Walt Disney Co. (Media)	12,960	429,106
Washington Post Co. - Class B (Media)	108	43,136
WebMD Health Corp.* (Internet)	324	16,158
Weight Watchers International, Inc. (Commercial Services)	216	6,737
Wendy’s/Arby’s Group, Inc. - Class A (Retail - Restaurants)	2,376	10,763

See accompanying notes to the Schedules of Portfolio Investments.

Whole Foods Market, Inc.* (Food)	972	36,071
Williams Sonoma, Inc. (Retail)	756	23,965
WMS Industries, Inc.* (Leisure Time)	432	16,446
Wyndham Worldwide Corp. (Lodging)	1,296	35,601
Wynn Resorts, Ltd. (Lodging)	648	56,227
YUM! Brands, Inc. (Retail)	3,456	159,183

TOTAL COMMON STOCKS
(Cost $8,501,715)		10,665,415

	Principal
	Amount	Value

Repurchase Agreements (0.5%)
Bank of America, 0.12%, 10/1/10, dated 9/30/10, with a repurchase price of $15,000 (Collateralized by $14,000 Federal Home Loan Mortgage Corp., 3.50%, 5/15/20, market value $15,400)	$15,000	$15,000
Deutsche Bank, 0.19%, 10/1/10, dated 9/30/10, with a repurchase price of $2,000 (Collateralized by $2,000 Federal Home Loan Bank, 1.88%, 6/15/12, market value $2,061)	2,000	2,000
HSBC, 0.20%, 10/1/10, dated 9/30/10, with a repurchase price of $30,000 (Collateralized by $31,000 Federal Home Loan Mortgage Corp., 1.00%, 11/23/11, market value $31,308)	30,000	30,000
UMB, 0.12%, 10/1/10, dated 9/30/10, with a repurchase price of $7,000 (Collateralized by $7,100 Federal Home Loan Mortgage Corp., 0.88%, 4/30/11, market value $7,153)	7,000	7,000

TOTAL REPURCHASE AGREEMENTS
(Cost $54,000)		54,000

TOTAL INVESTMENT SECURITIES
(Cost $8,555,715)—100.1%		10,719,415
Net other assets (liabilities)—(0.1)%		(11,584)

NET ASSETS—100.0%		$10,707,831

*	Non-income producing security

ProFund VP Consumer Services invested in the following industries as of September 30, 2010:

		% of
	Value	Net Assets

Advertising	$134,770	1.3%
Airlines	244,647	2.3%
Apparel	26,525	0.2%
Commercial Services	435,487	4.1%
Computers	48,318	0.4%
Electronics	24,542	0.2%
Entertainment	143,340	1.3%
Food	354,011	3.3%
Internet	888,625	8.3%
Leisure Time	179,792	1.7%
Lodging	383,273	3.6%
Media	2,333,968	21.8%
Miscellaneous Manufacturing	7,638	0.1%
Pharmaceuticals	182,852	1.7%
Retail	5,234,279	48.9%
Retail - Restaurants	10,763	0.1%
Software	32,585	0.3%
Other**	42,416	0.4%

Total	$10,707,831	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	September 30, 2010
(unaudited)

	Shares	Value

Common Stocks (99.7%)
ACE, Ltd. (Insurance)	4,420	$257,465
Affiliated Managers Group, Inc.* (Diversified Financial Services)	884	68,961
AFLAC, Inc. (Insurance)	6,188	319,981
Alexandria Real Estate Equities, Inc. (REIT)	442	30,940
Allied World Assurance Holdings, Ltd. (Insurance)	442	25,013
Allstate Corp. (Insurance)	6,630	209,176
AMB Property Corp. (REIT)	2,210	58,499
American Campus Communities, Inc. (REIT)	884	26,909
American Express Co. (Diversified Financial Services)	13,702	575,895
American Financial Group, Inc. (Insurance)	884	27,033
American International Group, Inc.* (Insurance)	1,326	51,847
AmeriCredit Corp.* (Diversified Financial Services)	884	21,623
Ameriprise Financial, Inc. (Diversified Financial Services)	3,094	146,439
Annaly Mortgage Management, Inc. (REIT)	7,956	140,026
AON Corp. (Insurance)	3,094	121,006
Apartment Investment and Management Co. - Class A (REIT)	1,326	28,350
Arch Capital Group, Ltd.* (Insurance)	442	37,040
Argo Group International Holdings, Ltd. (Insurance)	442	15,355
Arthur J. Gallagher & Co. (Insurance)	1,326	34,967
Aspen Insurance Holdings, Ltd. (Insurance)	884	26,768
Associated Banc-Corp (Banks)	2,210	29,150
Assurant, Inc. (Insurance)	1,326	53,968
Assured Guaranty, Ltd. (Insurance)	2,210	37,813
Astoria Financial Corp. (Savings & Loans)	1,326	18,073
Avalonbay Communities, Inc. (REIT)	1,326	137,811
Axis Capital Holdings, Ltd. (Insurance)	1,768	58,238
BancorpSouth, Inc. (Banks)	884	12,535
Bank of America Corp. (Banks)	129,064	1,692,029
Bank of Hawaii Corp. (Banks)	442	19,855
Bank of New York Mellon Corp. (Banks)	15,912	415,781
BB&T Corp. (Banks)	8,840	212,867
Berkshire Hathaway, Inc. - Class B* (Insurance)	11,050	913,614
BioMed Realty Trust, Inc. (REIT)	1,326	23,762
BlackRock, Inc. - Class A (Diversified Financial Services)	442	75,250
BOK Financial Corp. (Banks)	442	19,947
Boston Properties, Inc. (REIT)	1,768	146,956
Brandywine Realty Trust (REIT)	1,768	21,658
BRE Properties, Inc. - Class A (REIT)	884	36,686
Brookfield Properties Corp. (Real Estate)	3,536	54,879
Brown & Brown, Inc. (Insurance)	1,326	26,772
Camden Property Trust (REIT)	884	42,405
Capital One Financial Corp. (Diversified Financial Services)	5,746	227,254
CapitalSource, Inc. (Diversified Financial Services)	3,978	21,243
Capitol Federal Financial (Savings & Loans)	442	10,917
Cathay Bancorp, Inc. (Banks)	884	10,511
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	3,978	72,718
CBL & Associates Properties, Inc. (REIT)	1,768	23,090
Chimera Investment Corp. (REIT)	10,608	41,902
Chubb Corp. (Insurance)	3,978	226,706
Cincinnati Financial Corp. (Insurance)	1,768	51,007
CIT Group, Inc.* (Banks)	2,210	90,212
Citigroup, Inc.* (Diversified Financial Services)	308,958	1,204,936
City National Corp. (Banks)	442	23,457
CME Group, Inc. (Diversified Financial Services)	884	230,238
CNO Financial Group, Inc.* (Insurance)	3,094	17,141
Colonial Properties Trust (REIT)	884	14,312
Comerica, Inc. (Banks)	2,210	82,101
Commerce Bancshares, Inc. (Banks)	884	33,230
CommonWealth REIT (REIT)	884	22,630
Corporate Office Properties Trust (REIT)	884	32,982
Cullen/Frost Bankers, Inc. (Banks)	884	47,621
DCT Industrial Trust, Inc. (REIT)	2,652	12,703
Delphi Financial Group, Inc. - Class A (Insurance)	442	11,046
Developers Diversified Realty Corp. (REIT)	2,652	29,755
DiamondRock Hospitality Co. (REIT)	2,210	20,973
Digital Realty Trust, Inc. (REIT)	1,326	81,814
Discover Financial Services (Diversified Financial Services)	7,072	117,961
Douglas Emmett, Inc. (REIT)	1,768	30,958
Duke-Weeks Realty Corp. (REIT)	3,094	35,859
DuPont Fabros Technology, Inc. (REIT)	884	22,233
E*TRADE Financial Corp.* (Diversified Financial Services)	2,652	38,560
East West Bancorp, Inc. (Banks)	1,768	28,783
EastGroup Properties, Inc. (REIT)	442	16,522
Eaton Vance Corp. (Diversified Financial Services)	1,326	38,507
Endurance Specialty Holdings, Ltd. (Insurance)	442	17,592
Entertainment Properties Trust (REIT)	442	19,086
Equifax, Inc. (Commercial Services)	1,768	55,162
Equity Lifestyle Properties, Inc. (REIT)	442	24,080
Equity Residential (REIT)	3,536	168,207
Erie Indemnity Co. - Class A (Insurance)	442	24,779
Essex Property Trust, Inc. (REIT)	442	48,372
Everest Re Group, Ltd. (Insurance)	884	76,439
F.N.B. Corp. (Banks)	1,326	11,351
Federal Realty Investment Trust (REIT)	884	72,187

See accompanying notes to the Schedules of Portfolio Investments.

Federated Investors, Inc. - Class B (Diversified Financial Services)	1,326	30,180
Fidelity National Title Group, Inc. - Class A (Insurance)	3,094	48,607
Fifth Third Bancorp (Banks)	10,166	122,297
First American Financial Corp. (Insurance)	1,768	26,414
First Financial Bankshares, Inc. (Banks)	442	20,770
First Horizon National Corp.* (Banks)	3,095	35,311
First Midwest Bancorp, Inc. (Banks)	884	10,193
First Niagara Financial Group, Inc. (Savings & Loans)	2,652	30,896
FirstMerit Corp. (Banks)	1,326	24,292
Forest City Enterprises, Inc. - Class A* (Real Estate)	1,768	22,683
Forestar Group, Inc.* (Real Estate)	442	7,536
Franklin Resources, Inc. (Diversified Financial Services)	2,210	236,249
Franklin Street Properties Corp. (REIT)	884	10,979
Fulton Financial Corp. (Banks)	2,652	24,027
Genworth Financial, Inc. - Class A* (Diversified Financial Services)	6,188	75,617
Glacier Bancorp, Inc. (Banks)	884	12,906
GLG Partners, Inc.* (Diversified Financial Services)	2,210	9,945
Greenhill & Co., Inc. (Diversified Financial Services)	442	35,059
Hancock Holding Co. (Banks)	442	13,291
Hanover Insurance Group, Inc. (Insurance)	442	20,774
Hartford Financial Services Group, Inc. (Insurance)	5,746	131,871
Hatteras Financial Corp. (REIT)	442	12,584
HCC Insurance Holdings, Inc. (Insurance)	1,326	34,595
HCP, Inc. (REIT)	3,978	143,128
Health Care REIT, Inc. (REIT)	1,768	83,697
Healthcare Realty Trust, Inc. (REIT)	884	20,677
Highwoods Properties, Inc. (REIT)	884	28,703
Home Properties, Inc. (REIT)	442	23,382
Horace Mann Educators Corp. (Insurance)	442	7,859
Hospitality Properties Trust (REIT)	1,768	39,479
Host Marriott Corp. (REIT)	8,398	121,603
Hudson City Bancorp, Inc. (Savings & Loans)	6,188	75,865
Huntington Bancshares, Inc. (Banks)	9,282	52,629
IBERIABANK Corp. (Banks)	442	22,091
IntercontinentalExchange, Inc.* (Diversified Financial Services)	884	92,572
International Bancshares Corp. (Banks)	884	14,931
Invesco, Ltd. (Diversified Financial Services)	6,188	131,371
Investment Technology Group, Inc.* (Diversified Financial Services)	442	6,285
J.P. Morgan Chase & Co. (Diversified Financial Services)	51,714	1,968,752
Janus Capital Group, Inc. (Diversified Financial Services)	2,210	24,199
Jefferies Group, Inc. (Diversified Financial Services)	1,326	30,087
Jones Lang LaSalle, Inc. (Real Estate)	442	38,131
KBW, Inc. (Diversified Financial Services)	442	11,315
KeyCorp (Banks)	11,492	91,476
Kilroy Realty Corp. (REIT)	884	29,296
Kimco Realty Corp. (REIT)	5,304	83,538
LaSalle Hotel Properties (REIT)	884	20,677
Legg Mason, Inc. (Diversified Financial Services)	1,768	53,588
Lexington Realty Trust (REIT)	1,326	9,494
Liberty Property Trust (REIT)	1,326	42,299
Lincoln National Corp. (Insurance)	3,978	95,154
Loews Corp. (Insurance)	4,420	167,518
M&T Bank Corp. (Banks)	1,326	108,480
Mack-Cali Realty Corp. (REIT)	884	28,916
Marsh & McLennan Cos., Inc. (Insurance)	7,072	170,577
Marshall & Ilsley Corp. (Banks)	6,630	46,675
MasterCard, Inc. - Class A (Software)	1,326	297,024
MB Financial, Inc. (Banks)	884	14,338
MBIA, Inc.* (Insurance)	2,210	22,210
Mercury General Corp. (Insurance)	442	18,065
MetLife, Inc. (Insurance)	7,514	288,913
MF Global Holdings, Ltd.* (Diversified Financial Services)	1,768	12,730
MFA Financial, Inc. (REIT)	3,536	26,980
MGIC Investment Corp.* (Insurance)	2,652	24,478
Mid-America Apartment Communities, Inc. (REIT)	442	25,760
Montpelier Re Holdings, Ltd. (Insurance)	884	15,311
Moody’s Corp. (Commercial Services)	2,652	66,247
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	16,796	414,525
MSCI, Inc. - Class A* (Software)	1,326	44,036
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	2,210	42,940
National Penn Bancshares, Inc. (Banks)	1,768	11,050
National Retail Properties, Inc. (REIT)	884	22,197
Nationwide Health Properties, Inc. (REIT)	1,768	68,369
New York Community Bancorp (Savings & Loans)	5,746	93,372
NewAlliance Bancshares, Inc. (Savings & Loans)	1,326	16,734
Northern Trust Corp. (Banks)	3,094	149,255
NYSE Euronext (Diversified Financial Services)	3,536	101,023
Old National Bancorp (Banks)	1,326	13,923
Old Republic International Corp. (Insurance)	3,094	42,852
OMEGA Healthcare Investors, Inc. (REIT)	1,326	29,769
optionsXpress Holdings, Inc.* (Diversified Financial Services)	442	6,789
PacWest Bancorp (Banks)	442	8,425
PartnerRe, Ltd. (Insurance)	884	70,879

See accompanying notes to the Schedules of Portfolio Investments.

People’s United Financial, Inc. (Banks)	4,862	63,644
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	442	12,875
Platinum Underwriters Holdings, Ltd. (Insurance)	442	19,236
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,210	78,013
PNC Financial Services Group (Banks)	6,630	344,163
Popular, Inc.* (Banks)	13,260	38,454
Post Properties, Inc. (REIT)	442	12,341
Potlatch Corp. (Forest Products & Paper)	442	15,028
Principal Financial Group, Inc. (Insurance)	3,978	103,110
PrivateBancorp, Inc. (Banks)	884	10,069
ProAssurance Corp.* (Insurance)	442	25,455
Progressive Corp. (Insurance)	7,956	166,042
ProLogis (REIT)	6,188	72,895
Prosperity Bancshares, Inc. (Banks)	442	14,352
Protective Life Corp. (Insurance)	1,326	28,854
Provident Financial Services, Inc. (Savings & Loans)	884	10,926
Prudential Financial, Inc. (Insurance)	6,188	335,266
Public Storage, Inc. (REIT)	1,768	171,567
Radian Group, Inc. (Insurance)	1,768	13,826
Raymond James Financial Corp. (Diversified Financial Services)	1,326	33,588
Rayonier, Inc. (Forest Products & Paper)	884	44,306
Realty Income Corp. (REIT)	1,326	44,713
Redwood Trust, Inc. (REIT)	884	12,783
Regency Centers Corp. (REIT)	884	34,891
Regions Financial Corp. (Banks)	16,354	118,894
Reinsurance Group of America, Inc. (Insurance)	884	42,688
RenaissanceRe Holdings (Insurance)	884	53,005
RLI Corp. (Insurance)	442	25,026
SEI Investments Co. (Software)	2,210	44,951
Selective Insurance Group, Inc. (Insurance)	884	14,400
Senior Housing Properties Trust (REIT)	1,768	41,548
Simon Property Group, Inc. (REIT)	3,978	368,920
SL Green Realty Corp. (REIT)	884	55,984
SLM Corp.* (Diversified Financial Services)	6,188	71,471
St. Joe Co.* (Real Estate)	1,326	32,978
StanCorp Financial Group, Inc. (Insurance)	442	16,796
State Street Corp. (Banks)	6,630	249,686
Sterling Bancshares, Inc. (Banks)	1,326	7,121
Stifel Financial Corp.* (Diversified Financial Services)	442	20,460
Sunstone Hotel Investors, Inc.* (REIT)	1,326	12,027
SunTrust Banks, Inc. (Banks)	6,630	171,253
Susquehanna Bancshares, Inc. (Banks)	1,768	14,922
SVB Financial Group* (Banks)	442	18,705
Synovus Financial Corp. (Banks)	8,398	20,659
T. Rowe Price Group, Inc. (Diversified Financial Services)	3,536	177,030
Tanger Factory Outlet Centers, Inc. (REIT)	442	20,836
Taubman Centers, Inc. (REIT)	884	39,435
TCF Financial Corp. (Banks)	1,768	28,624
TD Ameritrade Holding Corp.* (Diversified Financial Services)	3,094	49,968
TFS Financial Corp. (Savings & Loans)	1,326	12,186
The Charles Schwab Corp. (Diversified Financial Services)	12,376	172,026
The Goldman Sachs Group, Inc. (Diversified Financial Services)	5,746	830,757
The Macerich Co. (REIT)	1,768	75,936
The Travelers Cos., Inc. (Insurance)	6,188	322,395
Torchmark Corp. (Insurance)	884	46,976
Tower Group, Inc. (Insurance)	442	10,321
Transatlantic Holdings, Inc. (Insurance)	884	44,925
TrustCo Bank Corp. NY (Banks)	884	4,915
Trustmark Corp. (Banks)	884	19,218
U.S. Bancorp (Banks)	24,752	535,138
UDR, Inc. (REIT)	2,210	46,675
UMB Financial Corp. (Banks)	442	15,695
Umpqua Holdings Corp. (Banks)	1,326	15,037
United Bankshares, Inc. (Banks)	442	11,001
Unitrin, Inc. (Insurance)	442	10,780
UnumProvident Corp. (Insurance)	4,420	97,903
Validus Holdings, Ltd. (Insurance)	1,326	34,953
Valley National Bancorp (Banks)	2,210	28,509
Ventas, Inc. (REIT)	2,210	113,970
Visa, Inc. - Class A (Commercial Services)	6,630	492,344
Vornado Realty Trust (REIT)	2,210	189,021
W.R. Berkley Corp. (Insurance)	1,768	47,860
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	1,326	36,279
Washington Federal, Inc. (Savings & Loans)	1,326	20,235
Washington REIT (REIT)	884	28,049
Webster Financial Corp. (Banks)	884	15,523
Weingarten Realty Investors (REIT)	1,768	38,578
Wells Fargo & Co. (Banks)	63,648	1,599,474
Westamerica Bancorp (Banks)	442	24,085
Western Union Co. (Commercial Services)	8,398	148,393
Whitney Holding Corp. (Banks)	1,326	10,833
Willis Group Holdings PLC (Insurance)	2,210	68,112
Wilmington Trust Corp. (Banks)	1,326	11,907
Wintrust Financial Corp. (Banks)	442	14,325
XL Group PLC (Insurance)	4,420	95,737
Zions Bancorp (Banks)	2,210	47,206

TOTAL COMMON STOCKS
(Cost $15,355,190)		25,351,254

TOTAL INVESTMENT SECURITIES
(Cost $15,355,190)—99.7%		25,351,254
Net other assets (liabilities)—0.3%		82,107

NET ASSETS—100.0%		$25,433,361

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Financials invested in the following industries as of September 30, 2010:
		% of
	Value	Net Assets

Banks	$6,979,202	27.5%
Commercial Services	762,146	3.0%
Diversified Financial Services	7,454,547	29.3%
Forest Products & Paper	137,347	0.6%
Insurance	5,450,509	21.4%
REIT	3,663,363	14.4%
Real Estate	228,925	0.9%
Savings & Loans	289,204	1.1%
Software	386,011	1.5%
Other**	82,107	0.3%

Total	$25,433,361	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Health Care	September 30, 2010
(unaudited)

	Shares	Value

Common Stocks (99.5%)
Abbott Laboratories (Pharmaceuticals)	25,844	$1,350,091
Acorda Therapeutics, Inc.* (Biotechnology)	568	18,755
Aetna, Inc. (Healthcare - Services)	7,100	224,431
Alcon, Inc. (Healthcare - Products)	1,420	236,842
Alere, Inc.* (Healthcare - Products)	1,420	43,921
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,420	91,391
Alkermes, Inc.* (Pharmaceuticals)	1,704	24,964
Allergan, Inc. (Pharmaceuticals)	5,112	340,101
Amedisys, Inc.* (Healthcare - Services)	568	13,518
American Medical Systems Holdings, Inc.* (Healthcare - Products)	1,136	22,243
AMERIGROUP Corp.* (Healthcare - Services)	852	36,184
Amgen, Inc.* (Biotechnology)	16,188	892,121
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	2,272	47,371
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	852	21,113
Bard (C.R.), Inc. (Healthcare - Products)	1,704	138,757
Baxter International, Inc. (Healthcare - Products)	9,940	474,237
Beckman Coulter, Inc. (Healthcare - Products)	1,136	55,425
Becton, Dickinson & Co. (Healthcare - Products)	3,692	273,577
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	284	25,705
Biogen Idec, Inc.* (Biotechnology)	3,976	223,133
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	1,704	38,084
Boston Scientific Corp.* (Healthcare - Products)	25,560	156,683
Bristol-Myers Squibb Co. (Pharmaceuticals)	28,968	785,322
Brookdale Senior Living, Inc.* (Healthcare - Services)	1,420	23,160
CareFusion Corp.* (Healthcare - Products)	3,124	77,600
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	568	19,999
Celera Corp.* (Biotechnology)	1,420	9,571
Celgene Corp.* (Biotechnology)	7,668	441,753
Centene Corp.* (Healthcare - Services)	852	20,099
Cephalon, Inc.* (Pharmaceuticals)	1,136	70,932
Cepheid, Inc.* (Healthcare - Products)	1,136	21,255
Charles River Laboratories International, Inc.* (Biotechnology)	1,136	37,658
CIGNA Corp. (Insurance)	4,544	162,584
Community Health Systems, Inc.* (Healthcare - Services)	1,704	52,773
Cooper Cos., Inc. (Healthcare - Products)	852	39,379
Covance, Inc.* (Healthcare - Services)	1,136	53,153
Coventry Health Care, Inc.* (Healthcare - Services)	2,556	55,031
Covidien PLC (Healthcare - Products)	8,520	342,419
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	852	19,928
DaVita, Inc.* (Healthcare - Services)	1,704	117,627
Dendreon Corp.* (Biotechnology)	2,556	105,256
DENTSPLY International, Inc. (Healthcare - Products)	2,272	72,636
Edwards Lifesciences Corp.* (Healthcare - Products)	1,988	133,295
Eli Lilly & Co. (Pharmaceuticals)	16,472	601,722
Emergency Medical Services Corp. - Class A* (Commercial Services)	568	30,246
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,704	56,641
Express Scripts, Inc.* (Pharmaceuticals)	8,520	414,924
Forest Laboratories, Inc.* (Pharmaceuticals)	4,828	149,330
Gen-Probe, Inc.* (Healthcare - Products)	852	41,288
Genzyme Corp.* (Biotechnology)	4,260	301,565
Gilead Sciences, Inc.* (Pharmaceuticals)	14,200	505,662
Haemonetics Corp.* (Healthcare - Products)	284	16,622
Health Management Associates, Inc. - Class A* (Healthcare - Services)	4,260	32,632
Health Net, Inc.* (Healthcare - Services)	1,704	46,332
HEALTHSOUTH Corp.* (Healthcare - Services)	1,704	32,717
Healthways, Inc.* (Healthcare - Services)	568	6,612
Henry Schein, Inc.* (Healthcare - Products)	1,420	83,184
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,136	40,771
HMS Holdings Corp.* (Commercial Services)	568	33,478
Hologic, Inc.* (Healthcare - Products)	4,260	68,203
Hospira, Inc.* (Pharmaceuticals)	2,840	161,908
Human Genome Sciences, Inc.* (Biotechnology)	3,124	93,064
Humana, Inc.* (Healthcare - Services)	2,840	142,682
IDEXX Laboratories, Inc.* (Healthcare - Products)	852	52,585
Illumina, Inc.* (Biotechnology)	1,988	97,810
Immucor, Inc.* (Healthcare - Products)	1,136	22,527
Incyte, Corp.* (Biotechnology)	1,988	31,788
Intuitive Surgical, Inc.* (Healthcare - Products)	568	161,164
Invacare Corp. (Healthcare - Products)	568	15,058
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,704	14,314
Johnson & Johnson (Healthcare - Products)	46,576	2,885,849
Kinetic Concepts, Inc.* (Healthcare - Products)	1,136	41,555
King Pharmaceuticals, Inc.* (Pharmaceuticals)	4,260	42,430
Laboratory Corp. of America Holdings* (Healthcare - Services)	1,704	133,645

See accompanying notes to the Schedules of Portfolio Investments.

Life Technologies Corp.* (Biotechnology)	3,124	145,860
LifePoint Hospitals, Inc.* (Healthcare - Services)	852	29,871
Lincare Holdings, Inc. (Healthcare - Services)	1,704	42,753
Magellan Health Services, Inc.* (Healthcare - Services)	568	26,832
Masimo Corp. (Healthcare - Products)	852	23,268
Medco Health Solutions, Inc.* (Pharmaceuticals)	7,668	399,196
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	852	25,262
Mednax, Inc.* (Healthcare - Services)	852	45,412
Medtronic, Inc. (Healthcare - Products)	18,176	610,350
Merck & Co., Inc. (Pharmaceuticals)	51,972	1,913,089
Mylan Laboratories, Inc.* (Pharmaceuticals)	5,112	96,157
Myriad Genetics, Inc.* (Biotechnology)	1,704	27,963
Nektar Therapeutics* (Biotechnology)	1,704	25,168
NuVasive, Inc.* (Healthcare - Products)	568	19,959
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,136	29,968
Owens & Minor, Inc. (Distribution/Wholesale)	1,136	32,331
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	568	16,517
PAREXEL International Corp.* (Commercial Services)	852	19,707
Patterson Cos., Inc. (Healthcare - Products)	1,704	48,820
PDL BioPharma, Inc. (Biotechnology)	1,988	10,457
Perrigo Co. (Pharmaceuticals)	1,420	91,192
Pfizer, Inc. (Pharmaceuticals)	135,752	2,330,862
Pharmaceutical Product Development, Inc. (Commercial Services)	1,988	49,282
PSS World Medical, Inc.* (Healthcare - Products)	852	18,216
Psychiatric Solutions, Inc.* (Healthcare - Services)	852	28,585
Quest Diagnostics, Inc. (Healthcare - Services)	2,556	129,001
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,136	31,126
ResMed, Inc.* (Healthcare - Products)	2,556	83,862
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	852	33,841
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,136	25,980
Sirona Dental Systems, Inc.* (Healthcare - Products)	568	20,471
St. Jude Medical, Inc.* (Healthcare - Products)	5,396	212,279
STERIS Corp. (Healthcare - Products)	852	28,303
Stryker Corp. (Healthcare - Products)	5,112	255,856
Talecris Biotherapeutics Holdings Corp.* (Pharmaceuticals)	1,136	25,992
Techne Corp. (Healthcare - Products)	568	35,063
Teleflex, Inc. (Miscellaneous Manufacturing)	568	32,251
Tenet Healthcare Corp.* (Healthcare - Services)	8,236	38,874
Theravance, Inc.* (Pharmaceuticals)	1,136	22,834
Thermo Fisher Scientific, Inc.* (Electronics)	6,816	326,350
Thoratec Corp.* (Healthcare - Products)	852	31,507
United Therapeutics Corp.* (Pharmaceuticals)	852	47,720
UnitedHealth Group, Inc. (Healthcare - Services)	19,028	668,073
Universal Health Services, Inc. - Class B (Healthcare - Services)	1,420	55,181
Varian Medical Systems, Inc.* (Healthcare - Products)	1,988	120,274
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,408	117,815
Warner Chilcott PLC - Class A (Pharmaceuticals)	1,988	44,611
Waters Corp.* (Electronics)	1,704	120,609
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,988	84,112
WellCare Health Plans, Inc.* (Healthcare - Services)	852	24,674
WellPoint, Inc.* (Healthcare - Services)	6,816	386,058
West Pharmaceutical Services, Inc. (Healthcare - Products)	568	19,488
Zimmer Holdings, Inc.* (Healthcare - Products)	3,408	178,341

TOTAL COMMON STOCKS
(Cost $15,463,111)		23,076,008

TOTAL INVESTMENT SECURITIES
(Cost $15,463,111)—99.5%		23,076,008
Net other assets (liabilities)—0.5%		109,971

NET ASSETS—100.0%		$23,185,979

*	Non-income producing security

ProFund VP Health Care invested in the following industries as of September 30, 2010:
		% of
	Value	Net Assets

Biotechnology	$2,753,939	11.9%
Commercial Services	132,713	0.6%
Distribution/Wholesale	32,331	0.1%
Electronics	446,959	1.9%
Healthcare - Products	7,244,245	31.3%
Healthcare - Services	2,465,910	10.6%
Insurance	162,584	0.7%
Miscellaneous Manufacturing	32,251	0.1%
Pharmaceuticals	9,805,076	42.3%
Other**	109,971	0.5%

Total	$23,185,979	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Industrials	September 30, 2010
(unaudited)

	Shares	Value

Common Stocks (99.8%)
3M Co. (Miscellaneous Manufacturing)	5,004	$433,897
AAR Corp.* (Aerospace/Defense)	278	5,187
ABM Industries, Inc. (Commercial Services)	278	6,002
Accenture PLC - Class A (Computers)	4,865	206,714
Actuant Corp. - Class A (Miscellaneous Manufacturing)	556	12,766
Acuity Brands, Inc. (Miscellaneous Manufacturing)	278	12,299
Aecom Technology Corp.* (Engineering & Construction)	834	20,233
AGCO Corp.* (Machinery - Diversified)	695	27,112
Agilent Technologies, Inc.* (Electronics)	2,641	88,130
Alexander & Baldwin, Inc. (Transportation)	278	9,686
Alliance Data Systems Corp.* (Commercial Services)	417	27,213
Alliant Techsystems, Inc.* (Aerospace/Defense)	278	20,961
American Superconductor Corp.* (Electrical Components & Equipment)	278	8,646
Ametek, Inc. (Electrical Components & Equipment)	834	39,840
Amphenol Corp. - Class A (Electronics)	1,390	68,082
Anixter International, Inc.* (Telecommunications)	278	15,009
AptarGroup, Inc. (Miscellaneous Manufacturing)	417	19,044
Arkansas Best Corp. (Transportation)	139	3,368
Arrow Electronics, Inc.* (Electronics)	973	26,008
Astec Industries, Inc.* (Machinery - Construction & Mining)	139	3,966
Automatic Data Processing, Inc. (Software)	3,892	163,581
Avnet, Inc.* (Electronics)	1,112	30,035
AVX Corp. (Electronics)	417	5,763
Babcock & Wilcox Co.* (Machinery - Diversified)	834	17,748
Baldor Electric Co. (Hand/Machine Tools)	278	11,231
Ball Corp. (Packaging & Containers)	695	40,901
BE Aerospace, Inc.* (Aerospace/Defense)	695	21,065
Belden, Inc. (Electrical Components & Equipment)	417	11,000
Bemis Co., Inc. (Packaging & Containers)	834	26,479
Benchmark Electronics, Inc.* (Electronics)	417	6,839
Black Box Corp. (Telecommunications)	139	4,456
Boeing Co. (Aerospace/Defense)	5,004	332,966
Brady Corp. - Class A (Electronics)	417	12,164
Broadridge Financial Solutions, Inc. (Software)	973	22,253
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	556	38,559
C.H. Robinson Worldwide, Inc. (Transportation)	1,251	87,470
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	417	12,489
Caterpillar, Inc. (Machinery - Construction & Mining)	4,309	339,032
Ceradyne, Inc.* (Miscellaneous Manufacturing)	139	3,246
Checkpoint Systems, Inc.* (Electronics)	278	5,657
Cintas Corp. (Textiles)	973	26,806
Clarcor, Inc. (Miscellaneous Manufacturing)	417	16,109
Clean Harbors, Inc.* (Environmental Control)	139	9,417
Cognex Corp. (Machinery - Diversified)	278	7,456
Coinstar, Inc.* (Commercial Services)	278	11,951
Commscope, Inc.* (Telecommunications)	695	16,499
Con-way, Inc. (Transportation)	417	12,923
Convergys Corp.* (Commercial Services)	834	8,715
Cooper Industries PLC (Miscellaneous Manufacturing)	1,251	61,211
CoreLogic, Inc. (Commercial Services)	695	13,316
Corrections Corp. of America* (Commercial Services)	834	20,583
Crane Co. (Miscellaneous Manufacturing)	417	15,821
Crown Holdings, Inc.* (Packaging & Containers)	1,251	35,854
CSX Corp. (Transportation)	2,919	161,479
Cummins, Inc. (Machinery - Diversified)	1,390	125,906
Curtiss-Wright Corp. (Aerospace/Defense)	417	12,635
Danaher Corp. (Miscellaneous Manufacturing)	3,892	158,054
Deere & Co. (Machinery - Diversified)	3,197	223,087
Deluxe Corp. (Commercial Services)	417	7,977
Dionex Corp.* (Electronics)	139	12,015
Donaldson Co., Inc. (Miscellaneous Manufacturing)	556	26,204
Dover Corp. (Miscellaneous Manufacturing)	1,390	72,572
Eagle Materials, Inc. - Class A (Building Materials)	278	6,589
Eaton Corp. (Miscellaneous Manufacturing)	1,251	103,195
EMCOR Group, Inc.* (Engineering & Construction)	556	13,672
Emerson Electric Co. (Electrical Components & Equipment)	5,838	307,429
EnerSys* (Electrical Components & Equipment)	417	10,412
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	139	4,623
Esterline Technologies Corp.* (Aerospace/Defense)	278	15,910
Euronet Worldwide, Inc.* (Commercial Services)	417	7,502

See accompanying notes to the Schedules of Portfolio Investments.

Expeditors International of Washington, Inc. (Transportation)	1,668	77,112
Fastenal Co. (Distribution/Wholesale)	1,112	59,147
FedEx Corp. (Transportation)	2,224	190,152
Fidelity National Information Services, Inc. (Software)	1,946	52,795
Fiserv, Inc.* (Software)	1,112	59,848
Flextronics International, Ltd.* (Electronics)	5,977	36,101
FLIR Systems, Inc.* (Electronics)	1,251	32,151
Flowserve Corp. (Machinery - Diversified)	417	45,628
Fluor Corp. (Engineering & Construction)	1,390	68,847
Fortune Brands, Inc. (Household Products/Wares)	1,112	54,744
Forward Air Corp. (Transportation)	278	7,228
Foster Wheeler AG* (Engineering & Construction)	973	23,800
FTI Consulting, Inc.* (Commercial Services)	417	14,466
G & K Services, Inc. (Textiles)	139	3,178
Gardner Denver, Inc. (Machinery - Diversified)	417	22,385
GATX Corp. (Trucking & Leasing)	278	8,151
Genco Shipping & Trading, Ltd.* (Transportation)	278	4,431
General Cable Corp.* (Electrical Components & Equipment)	417	11,309
General Dynamics Corp. (Aerospace/Defense)	2,502	157,151
General Electric Co. (Miscellaneous Manufacturing)	82,010	1,332,662
Genesee & Wyoming, Inc. - Class A* (Transportation)	278	12,062
Genpact, Ltd.* (Commercial Services)	834	14,787
Global Payments, Inc. (Software)	556	23,847
Goodrich Corp. (Aerospace/Defense)	973	71,739
Graco, Inc. (Machinery - Diversified)	417	13,231
GrafTech International, Ltd.* (Electrical Components & Equipment)	973	15,208
Granite Construction, Inc. (Engineering & Construction)	278	6,322
Greif, Inc. - Class A (Packaging & Containers)	139	8,179
Harsco Corp. (Miscellaneous Manufacturing)	556	13,666
Heartland Express, Inc. (Transportation)	417	6,201
Hewitt Associates, Inc.* (Commercial Services)	695	35,049
Hexcel Corp.* (Aerospace/Defense Equipment)	695	12,364
Honeywell International, Inc. (Miscellaneous Manufacturing)	5,421	238,199
Hub Group, Inc. - Class A* (Transportation)	278	8,134
Hubbell, Inc. - Class B (Electrical Components & Equipment)	417	21,163
IDEX Corp. (Machinery - Diversified)	556	19,744
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,336	156,859
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	2,502	89,346
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	278	6,722
Iron Mountain, Inc. (Commercial Services)	1,390	31,053
Itron, Inc.* (Electronics)	278	17,022
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,390	65,094
J.B. Hunt Transport Services, Inc. (Transportation)	695	24,116
Jabil Circuit, Inc. (Electronics)	1,529	22,033
Jack Henry & Associates, Inc. (Computers)	695	17,723
Jacobs Engineering Group, Inc.* (Engineering & Construction)	973	37,655
Joy Global, Inc. (Machinery - Construction & Mining)	834	58,647
Kaman Corp. (Aerospace/Defense)	139	3,643
Kansas City Southern Industries, Inc.* (Transportation)	834	31,200
Kaydon Corp. (Metal Fabricate/Hardware)	278	9,619
KBR, Inc. (Engineering & Construction)	1,251	30,825
Kennametal, Inc. (Hand/Machine Tools)	556	17,197
Kirby Corp.* (Transportation)	417	16,705
Knight Transportation, Inc. (Transportation)	417	8,061
L-3 Communications Holdings, Inc. (Aerospace/Defense)	834	60,273
Landstar System, Inc. (Transportation)	417	16,105
Lender Processing Services, Inc. (Diversified Financial Services)	695	23,095
Lennox International, Inc. (Building Materials)	417	17,385
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	278	16,074
Littelfuse, Inc.* (Electrical Components & Equipment)	139	6,074
Lockheed Martin Corp. (Aerospace/Defense)	2,224	158,527
Louisiana-Pacific Corp.* (Forest Products & Paper)	973	7,366
Manitowoc Co. (Machinery - Diversified)	973	11,783
Manpower, Inc. (Commercial Services)	695	36,279
ManTech International Corp. - Class A* (Software)	139	5,504
Martin Marietta Materials (Building Materials)	417	32,096
Masco Corp. (Building Materials)	2,780	30,608
McDermott International, Inc.* (Engineering & Construction)	1,807	26,707
MDU Resources Group, Inc. (Electric)	1,390	27,730
MeadWestvaco Corp. (Forest Products & Paper)	1,251	30,499
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	278	34,594

See accompanying notes to the Schedules of Portfolio Investments.

Mine Safety Appliances Co. (Environmental Control)	278	7,534
Molex, Inc. (Electrical Components & Equipment)	556	11,637
Molex, Inc. - Class A (Electrical Components & Equipment)	556	9,719
Monster Worldwide, Inc.* (Internet)	973	12,610
Moog, Inc. - Class A* (Aerospace/Defense)	278	9,872
MSC Industrial Direct Co. - Class A (Retail)	278	15,023
Mueller Industries, Inc. (Metal Fabricate/Hardware)	278	7,364
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	1,251	3,778
Nalco Holding Co. (Environmental Control)	973	24,529
National Instruments Corp. (Computers)	417	13,619
Navigant Consulting Co.* (Commercial Services)	417	4,850
Navistar International Corp.* (Auto Manufacturers)	417	18,198
NeuStar, Inc.* (Telecommunications)	556	13,822
Nordson Corp. (Machinery - Diversified)	278	20,486
Norfolk Southern Corp. (Transportation)	2,780	165,438
Northrop Grumman Corp. (Aerospace/Defense)	2,085	126,414
Old Dominion Freight Line, Inc.* (Transportation)	417	10,600
Orbital Sciences Corp.* (Aerospace/Defense)	417	6,380
Oshkosh Truck Corp.* (Auto Manufacturers)	695	19,113
Overseas Shipholding Group, Inc. (Transportation)	139	4,770
Owens Corning, Inc.* (Building Materials)	834	21,375
Owens-Illinois, Inc.* (Packaging & Containers)	1,251	35,103
PACCAR, Inc. (Auto Manufacturers)	2,780	133,857
Packaging Corp. of America (Packaging & Containers)	834	19,324
Pactiv Corp.* (Packaging & Containers)	973	32,090
Pall Corp. (Miscellaneous Manufacturing)	834	34,728
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,251	87,645
Paychex, Inc. (Commercial Services)	2,502	68,780
Pentair, Inc. (Miscellaneous Manufacturing)	695	23,373
PerkinElmer, Inc. (Electronics)	834	19,299
PHH Corp.* (Commercial Services)	417	8,782
Plexus Corp.* (Electronics)	278	8,159
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,112	141,613
Quanex Building Products Corp. (Building Materials)	278	4,801
Quanta Services, Inc.* (Commercial Services)	1,668	31,825
R.R. Donnelley & Sons Co. (Commercial Services)	1,529	25,932
Raytheon Co. (Aerospace/Defense)	2,919	133,427
Regal-Beloit Corp. (Hand/Machine Tools)	278	16,316
Republic Services, Inc. (Environmental Control)	2,363	72,048
Resources Connection, Inc. (Commercial Services)	417	5,738
Robert Half International, Inc. (Commercial Services)	1,112	28,912
Rock-Tenn Co. - Class A (Forest Products & Paper)	278	13,847
Rockwell Automation, Inc. (Machinery - Diversified)	1,112	68,644
Rockwell Collins, Inc. (Aerospace/Defense)	1,251	72,871
Roper Industries, Inc. (Miscellaneous Manufacturing)	695	45,300
Ryder System, Inc. (Transportation)	417	17,835
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	139	6,711
Sealed Air Corp. (Packaging & Containers)	1,251	28,122
Shaw Group, Inc.* (Engineering & Construction)	695	23,324
Sherwin-Williams Co. (Chemicals)	695	52,222
Silgan Holdings, Inc. (Packaging & Containers)	417	13,219
Simpson Manufacturing Co., Inc. (Building Materials)	278	7,167
Smith Corp. (Miscellaneous Manufacturing)	139	8,047
Sonoco Products Co. (Packaging & Containers)	695	23,241
Spirit Aerosystems Holdings, Inc. - Class A* (Aerospace/Defense)	834	16,622
SPX Corp. (Miscellaneous Manufacturing)	417	26,388
Stericycle, Inc.* (Environmental Control)	695	48,289
Teekay Shipping Corp. (Transportation)	278	7,431
Teledyne Technologies, Inc.* (Aerospace/Defense)	278	11,070
TeleTech Holdings, Inc.* (Commercial Services)	278	4,126
Temple-Inland, Inc. (Forest Products & Paper)	834	15,562
Terex Corp.* (Machinery - Construction & Mining)	834	19,115
Tetra Tech, Inc.* (Environmental Control)	417	8,744
Texas Industries, Inc. (Building Materials)	139	4,381
Textron, Inc. (Miscellaneous Manufacturing)	2,085	42,868
The Brink’s Co. (Miscellaneous Manufacturing)	417	9,591
The Corporate Executive Board Co. (Commercial Services)	278	8,774
Thomas & Betts Corp.* (Electronics)	417	17,105
Timken Co. (Metal Fabricate/Hardware)	556	21,328

See accompanying notes to the Schedules of Portfolio Investments.

Toro Co. (Housewares)	278	15,632
Total System Services, Inc. (Software)	1,529	23,302
Towers Watson & Co. - Class A (Commercial Services)	278	13,672
TransDigm Group, Inc. (Aerospace/Defense Equipment)	278	17,250
Trimble Navigation, Ltd.* (Electronics)	973	34,094
Trinity Industries, Inc. (Miscellaneous Manufacturing)	556	12,382
TrueBlue, Inc.* (Commercial Services)	278	3,795
Tyco Electronics, Ltd. (Electronics)	3,475	101,539
Tyco International, Ltd. (Miscellaneous Manufacturing)	3,892	142,953
Union Pacific Corp. (Transportation)	3,892	318,366
United Parcel Service, Inc. - Class B (Transportation)	5,421	361,526
United Rentals, Inc.* (Commercial Services)	417	6,188
United Stationers, Inc.* (Distribution/Wholesale)	139	7,438
United Technologies Corp. (Aerospace/Defense)	6,672	475,247
URS Corp.* (Engineering & Construction)	695	26,396
USG Corp.* (Building Materials)	556	7,334
UTI Worldwide, Inc. (Transportation)	834	13,411
Valmont Industries, Inc. (Metal Fabricate/Hardware)	139	10,064
Valspar Corp. (Chemicals)	695	22,136
Veeco Instruments, Inc.* (Semiconductors)	278	9,694
Verisk Analytics, Inc. - Class A* (Commercial Services)	834	23,360
Vishay Intertechnology, Inc.* (Electronics)	1,390	13,455
VistaPrint N.V.* (Commercial Services)	278	10,745
Vulcan Materials Co. (Building Materials)	834	30,791
W.W. Grainger, Inc. (Distribution/Wholesale)	417	49,669
Wabtec Corp. (Machinery - Diversified)	417	19,928
Waste Connections, Inc.* (Environmental Control)	556	22,051
Waste Management, Inc. (Environmental Control)	3,475	124,196
Watsco, Inc. (Distribution/Wholesale)	139	7,740
Werner Enterprises, Inc. (Transportation)	417	8,544
WESCO International, Inc.* (Distribution/Wholesale)	278	10,923
Weyerhaeuser Co. (Forest Products & Paper)	4,170	65,719
Woodward Governor Co. (Electronics)	417	13,519
World Fuel Services Corp. (Retail)	417	10,846
Wright Express Corp.* (Commercial Services)	278	9,927
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	417	14,028

TOTAL COMMON STOCKS
(Cost $8,080,910)		11,897,106

	Principal
	Amount	Value

Repurchase Agreements (0.6%)
Bank of America, 0.12%, 10/1/10, dated 9/30/10, with a repurchase price of $20,000 (Collateralized by $18,600 Federal Home Loan Mortgage Corp., 3.50%, 5/15/20, market value $20,460)	$20,000	$20,000
Deutsche Bank, 0.19%, 10/1/10, dated 9/30/10, with a repurchase price of $3,000 (Collateralized by $3,000 Federal Home Loan Bank, 1.88%, 6/15/12, market value $3,092)	3,000	3,000
HSBC, 0.20%, 10/1/10, dated 9/30/10, with a repurchase price of $39,000 (Collateralized by $40,000 Federal Home Loan Mortgage Corp., 1.00%, 11/23/11, market value $40,397)	39,000	39,000
UMB, 0.12%, 10/1/10, dated 9/30/10, with a repurchase price of $8,000 (Collateralized by $8,100 Federal Home Loan Mortgage Corp., 0.88%, 4/30/11, market value $8,161)	8,000	8,000

TOTAL REPURCHASE AGREEMENTS
(Cost $70,000)		70,000

TOTAL INVESTMENT SECURITIES
(Cost $8,150,910)—100.4%		11,967,106
Net other assets (liabilities)—(0.4)%		(48,070)

NET ASSETS—100.0%		$11,919,036

*	Non-income producing security

ProFund VP Industrials invested in the following industries as of September 30, 2010:
		% of
	Value	Net Assets

Aerospace/Defense	$1,711,960	14.4%
Aerospace/Defense Equipment	29,614	0.2%
Auto Manufacturers	171,168	1.4%
Building Materials	162,527	1.4%
Chemicals	74,358	0.6%
Commercial Services	490,299	4.1%
Computers	238,056	2.0%
Distribution/Wholesale	134,917	1.1%

See accompanying notes to the Schedules of Portfolio Investments.

Diversified Financial Services	23,095	0.2%
Electric	27,730	0.2%
Electrical Components & Equipment	487,031	4.1%
Electronics	569,170	4.8%
Engineering & Construction	284,503	2.4%
Environmental Control	316,808	2.7%
Forest Products & Paper	132,993	1.1%
Hand/Machine Tools	60,818	0.5%
Household Products/Wares	54,744	0.5%
Housewares	15,632	0.1%
Internet	12,610	0.1%
Iron/Steel	6,711	0.1%
Machinery - Construction & Mining	459,319	3.9%
Machinery - Diversified	637,166	5.3%
Metal Fabricate/Hardware	193,766	1.6%
Miscellaneous Manufacturing	3,280,631	27.5%
Packaging & Containers	262,512	2.2%
Retail	25,869	0.2%
Semiconductors	9,694	0.1%
Software	351,130	2.9%
Telecommunications	49,786	0.4%
Textiles	29,984	0.3%
Transportation	1,584,354	13.3%
Trucking & Leasing	8,151	0.1%
Other**	21,930	0.2%

Total	$11,919,036	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Internet	September 30, 2010
(unaudited)

	Shares	Value

Common Stocks (100.0%)
Akamai Technologies, Inc.* (Internet)	7,777	$390,250
Allscripts Healthcare Solutions, Inc.* (Software)	13,837	255,569
Amazon.com, Inc.* (Internet)	5,454	856,605
Ariba, Inc.* (Internet)	10,706	202,343
Art Technology Group, Inc.* (Internet)	31,815	131,396
Blue Nile, Inc.* (Internet)	2,828	125,818
Check Point Software Technologies, Ltd.* (Internet)	9,393	346,884
Concur Technologies, Inc.* (Software)	4,343	214,718
Constant Contact, Inc.* (Internet)	6,161	132,030
DealerTrack Holdings, Inc.* (Internet)	7,777	132,831
Digital River, Inc.* (Internet)	5,454	185,654
E*TRADE Financial Corp.* (Diversified Financial Services)	16,665	242,309
EarthLink, Inc. (Internet)	16,968	154,239
eBay, Inc.* (Internet)	25,048	611,171
Ebix, Inc.* (Software)	6,363	149,212
Expedia, Inc. (Internet)	12,120	341,905
Google, Inc. - Class A* (Internet)	2,121	1,115,201
IAC/InterActiveCorp* (Internet)	7,676	201,649
Internap Network Services Corp.* (Internet)	18,180	89,264
j2 Global Communications, Inc.* (Internet)	6,868	163,390
Juniper Networks, Inc.* (Telecommunications)	16,766	508,848
Monster Worldwide, Inc.* (Internet)	15,049	195,035
Netflix, Inc.* (Internet)	2,323	376,698
NETGEAR, Inc.* (Telecommunications)	5,959	160,953
NIC, Inc. (Internet)	13,635	113,034
Priceline.com, Inc.* (Internet)	1,515	527,735
Quest Software, Inc.* (Software)	7,575	186,269
RealNetworks, Inc.* (Internet)	28,886	94,168
Salesforce.com, Inc.* (Software)	3,838	429,089
Sapient Corp. (Internet)	14,847	177,719
Sonus Networks, Inc.* (Telecommunications)	38,885	137,264
TD Ameritrade Holding Corp.* (Diversified Financial Services)	17,170	277,296
Tibco Software, Inc.* (Internet)	14,847	263,386
United Online, Inc. (Internet)	20,806	119,010
ValueClick, Inc.* (Internet)	12,726	166,456
VeriSign, Inc.* (Internet)	10,100	320,574
Vocus, Inc.* (Internet)	5,555	102,656
WebMD Health Corp.* (Internet)	4,444	221,622
Websense, Inc.* (Internet)	6,767	120,047
Yahoo!, Inc.* (Internet)	37,067	525,239

TOTAL COMMON STOCKS
(Cost $7,295,175)		11,065,536

TOTAL INVESTMENT SECURITIES
(Cost $7,295,175)—100.0%		11,065,536
Net other assets (liabilities)—NM		91

NET ASSETS—100.0%		$11,065,627

*	Non-income producing security

ProFund VP Internet invested in the following industries as of September 30, 2010:

		% of
	Value	Net Assets

Diversified Financial Services	$519,605	4.7%
Internet	8,504,009	76.8%
Software	1,234,857	11.2%
Telecommunications	807,065	7.3%
Other**	91	NM

Total	$11,065,627	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Oil & Gas	September 30, 2010
(unaudited)

	Shares	Value

Common Stocks (97.4%)
Anadarko Petroleum Corp. (Oil & Gas)	25,278	$1,442,110
Apache Corp. (Oil & Gas)	18,767	1,834,662
Atlas Energy, Inc.* (Oil & Gas)	3,830	109,691
Atwood Oceanics, Inc.* (Oil & Gas)	2,681	81,636
Baker Hughes, Inc. (Oil & Gas Services)	21,831	930,001
Berry Petroleum Co. - Class A (Oil & Gas)	2,298	72,916
Bill Barrett Corp.* (Oil & Gas)	1,915	68,940
Brigham Exploration Co.* (Oil & Gas)	6,128	114,900
Bristow Group, Inc.* (Transportation)	1,915	69,093
Cabot Oil & Gas Corp. (Oil & Gas)	5,362	161,450
Cameron International Corp.* (Oil & Gas Services)	12,256	526,518
CARBO Ceramics, Inc. (Oil & Gas Services)	1,149	93,069
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,532	36,676
Chart Industries, Inc.* (Machinery - Diversified)	1,532	31,192
Chesapeake Energy Corp. (Oil & Gas)	32,938	746,046
Chevron Corp. (Oil & Gas)	102,261	8,288,254
Cimarex Energy Co. (Oil & Gas)	4,213	278,816
Complete Production Services, Inc.* (Oil & Gas Services)	3,830	78,323
Comstock Resources, Inc.* (Oil & Gas)	2,298	51,682
Concho Resources, Inc.* (Oil & Gas)	4,596	304,117
ConocoPhillips (Oil & Gas)	70,855	4,069,203
Continental Resources, Inc.* (Oil & Gas)	1,532	71,024
Core Laboratories N.V. (Oil & Gas Services)	2,298	202,316
Denbury Resources, Inc.* (Oil & Gas)	20,299	322,551
Devon Energy Corp. (Oil & Gas)	21,065	1,363,748
Diamond Offshore Drilling, Inc. (Oil & Gas)	3,447	233,603
Dresser-Rand Group, Inc.* (Oil & Gas Services)	4,213	155,418
Drill-Quip, Inc.* (Oil & Gas Services)	1,532	95,152
El Paso Corp. (Pipelines)	36,002	445,705
Energen Corp. (Gas)	3,830	175,108
EOG Resources, Inc. (Oil & Gas)	13,022	1,210,655
EQT Corp. (Oil & Gas)	7,660	276,220
EXCO Resources, Inc. (Oil & Gas)	8,809	130,990
Exterran Holdings, Inc.* (Oil & Gas Services)	3,064	69,583
Exxon Mobil Corp. (Oil & Gas)	239,758	14,814,647
First Solar, Inc.* (Energy - Alternate Sources)	2,681	395,045
FMC Technologies, Inc.* (Oil & Gas Services)	6,128	418,481
Forest Oil Corp.* (Oil & Gas)	5,745	170,626
Frontier Oil Corp. (Oil & Gas)	5,362	71,851
Global Industries, Ltd.* (Oil & Gas Services)	5,745	31,425
Halliburton Co. (Oil & Gas Services)	46,343	1,532,563
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	5,362	59,733
Helmerich & Payne, Inc. (Oil & Gas)	4,979	201,450
Hess Corp. (Oil & Gas)	14,937	883,075
Holly Corp. (Oil & Gas)	2,298	66,067
Key Energy Services, Inc.* (Oil & Gas Services)	6,511	61,920
Marathon Oil Corp. (Oil & Gas)	36,385	1,204,343
Mariner Energy, Inc.* (Oil & Gas)	5,362	129,921
Murphy Oil Corp. (Oil & Gas)	9,575	592,884
Nabors Industries, Ltd.* (Oil & Gas)	14,554	262,845
National Oilwell Varco, Inc. (Oil & Gas Services)	21,448	953,793
Newfield Exploration Co.* (Oil & Gas)	6,894	395,991
Noble Corp. (Oil & Gas)	13,022	440,013
Noble Energy, Inc. (Oil & Gas)	8,809	661,468
Occidental Petroleum Corp. (Oil & Gas)	38,300	2,998,890
Oceaneering International, Inc.* (Oil & Gas Services)	2,681	144,399
OGE Energy Corp. (Electric)	4,979	198,513
Oil States International, Inc.* (Oil & Gas Services)	2,681	124,801
Parker Drilling Co.* (Oil & Gas)	5,745	24,991
Patterson-UTI Energy, Inc. (Oil & Gas)	8,043	137,374
Penn Virginia Corp. (Oil & Gas)	2,298	36,860
Petrohawk Energy Corp.* (Oil & Gas)	15,320	247,265
Pioneer Natural Resources Co. (Oil & Gas)	4,596	298,878
Plains Exploration & Production Co.* (Oil & Gas)	7,277	194,078
Pride International, Inc.* (Oil & Gas)	8,043	236,705
QEP Resources, Inc. (Oil & Gas)	8,809	265,503
Quicksilver Resources, Inc.* (Oil & Gas)	6,128	77,213
Range Resources Corp. (Oil & Gas)	8,043	306,680
Rowan Cos., Inc.* (Oil & Gas)	5,745	174,418
SandRidge Energy, Inc.* (Oil & Gas)	19,150	108,772
Schlumberger, Ltd. (Oil & Gas Services)	69,706	4,294,587
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,149	97,849
SM Energy Co. (Oil & Gas)	3,064	114,777
Southern Union Co. (Gas)	6,128	147,440
Southwestern Energy Co.* (Oil & Gas)	17,618	589,146
Sunoco, Inc. (Oil & Gas)	6,128	223,672
SunPower Corp. - Class A* (Energy - Alternate Sources)	2,681	38,606
SunPower Corp. - Class B* (Electrical Components & Equipment)	2,298	31,850
Superior Energy Services, Inc.* (Oil & Gas Services)	3,830	102,223
Swift Energy Co.* (Oil & Gas)	1,915	53,773
Tesoro Petroleum Corp. (Oil & Gas)	7,277	97,221
TETRA Technologies, Inc.* (Oil & Gas Services)	3,830	39,066
The Williams Cos., Inc. (Pipelines)	29,874	570,892
Tidewater, Inc. (Oil & Gas Services)	2,681	120,136
Transocean, Ltd.* (Oil & Gas)	16,469	1,058,792
Ultra Petroleum Corp.* (Oil & Gas)	7,660	321,567
Unit Corp.* (Oil & Gas)	2,298	85,692
Valero Energy Corp. (Oil & Gas)	28,725	502,975
Weatherford International, Ltd.* (Oil & Gas Services)	37,917	648,381

See accompanying notes to the Schedules of Portfolio Investments.

Whiting Petroleum Corp.* (Oil & Gas)	2,681	256,062

TOTAL COMMON STOCKS
(Cost $30,908,034)		62,459,556

	Principal
	Amount	Value

Repurchase Agreements (0.9%)
Bank of America, 0.12%, 10/1/10, dated 9/30/10, with a repurchase price of $165,001 (Collateralized by $153,000 Federal Home Loan Mortgage Corp., 3.50%, 5/15/20, market value $168,300)	$165,000	$165,000
Deutsche Bank, 0.19%, 10/1/10, dated 9/30/10, with a repurchase price of $26,000 (Collateralized by $27,000 U.S. Treasury Notes, 0.58%, 2/3/12, market value $27,025)	26,000	26,000
HSBC, 0.20%, 10/1/10, dated 9/30/10, with a repurchase price of $315,002 (Collateralized by $319,000 Federal Home Loan Mortgage Corp., 1.00%, 11/23/11, market value $322,167)	315,000	315,000
UBS, 0.18%, 10/1/10, dated 9/30/10, with a repurchase price of $4,000 (Collateralized by $5,000 Federal Home Loan Mortgage Corp., 1.25%, 9/30/13, market value $5,006)	4,000	4,000
UMB, 0.12%, 10/1/10, dated 9/30/10, with a repurchase price of $49,000 (Collateralized by $49,700 Federal Home Loan Mortgage Corp., 0.88%, 4/30/11, market value $50,071)	49,000	49,000

TOTAL REPURCHASE AGREEMENTS
(Cost $559,000)		559,000

TOTAL INVESTMENT SECURITIES
(Cost $31,467,034)—98.3%		63,018,556
Net other assets (liabilities)—1.7%		1,064,677

NET ASSETS—100.0%		$64,083,233

*	Non-income producing security

ProFund VP Oil & Gas invested in the following industries as of September 30, 2010:

		% of
	Value	Net Assets

Electric	$198,513	0.3%
Electrical Components & Equipment	31,850	NM
Energy - Alternate Sources	433,651	0.7%
Gas	322,548	0.5%
Machinery - Diversified	31,192	NM
Oil & Gas	49,576,375	77.4%
Oil & Gas Services	10,779,737	16.8%
Pipelines	1,016,597	1.6%
Transportation	69,093	0.1%
Other**	1,623,677	2.6%

Total	$64,083,233	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Pharmaceuticals	September 30, 2010
(unaudited)

	Shares	Value

Common Stocks (75.2%)
Abbott Laboratories (Pharmaceuticals)	9,072	$473,921
Alkermes, Inc.* (Pharmaceuticals)	1,458	21,360
Allergan, Inc. (Pharmaceuticals)	4,536	301,780
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	648	16,057
Bristol-Myers Squibb Co. (Pharmaceuticals)	16,686	452,358
Cephalon, Inc.* (Pharmaceuticals)	1,134	70,807
Eli Lilly & Co. (Pharmaceuticals)	12,960	473,429
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,620	53,849
Forest Laboratories, Inc.* (Pharmaceuticals)	4,212	130,277
Hospira, Inc.* (Pharmaceuticals)	2,430	138,534
Johnson & Johnson (Healthcare - Products)	32,238	1,997,467
King Pharmaceuticals, Inc.* (Pharmaceuticals)	3,726	37,111
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	810	24,017
Merck & Co., Inc. (Pharmaceuticals)	37,584	1,383,467
Mylan Laboratories, Inc.* (Pharmaceuticals)	4,536	85,322
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	486	14,133
Perrigo Co. (Pharmaceuticals)	1,296	83,229
Pfizer, Inc. (Pharmaceuticals)	87,480	1,502,032
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	810	32,173
Talecris Biotherapeutics Holdings Corp.* (Pharmaceuticals)	972	22,239
Theravance, Inc.* (Pharmaceuticals)	972	19,537
Warner Chilcott PLC - Class A (Pharmaceuticals)	1,782	39,988
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,620	68,542

TOTAL COMMON STOCKS
(Cost $6,004,286)		7,441,629

	Principal
	Amount	Value

Repurchase Agreements (0.4%)
Bank of America, 0.12%, 10/1/10, dated 9/30/10, with a repurchase price of $10,000 (Collateralized by $9,300 Federal Home Loan Mortgage Corp., 3.50%, 5/15/20, market value $10,230)	$10,000	$10,000
Deutsche Bank, 0.19%, 10/1/10, dated 9/30/10, with a repurchase price of $1,000 (Collateralized by $1,000 Federal Home Loan Bank, 1.88%, 6/15/12, market value $1,031)	1,000	1,000
HSBC, 0.20%, 10/1/10, dated 9/30/10, with a repurchase price of $20,000 (Collateralized by $21,000 Federal Home Loan Mortgage Corp., 1.00%, 11/23/11, market value $21,209)	20,000	20,000
UMB, 0.12%, 10/1/10, dated 9/30/10, with a repurchase price of $5,000 (Collateralized by $5,100 Federal Home Loan Mortgage Corp., 0.88%, 4/30/11, market value $5,138)	5,000	5,000

TOTAL REPURCHASE AGREEMENTS
(Cost $36,000)		36,000

TOTAL INVESTMENT SECURITIES
(Cost $6,040,286)—75.6%		7,477,629
Net other assets (liabilities)—24.4%		2,412,668

NET ASSETS—100.0%		$9,890,297

*	Non-income producing security

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	$2,399,280	$(720)

ProFund VP Pharmaceuticals invested in the following industries as of September 30, 2010:
		% of
	Value	Net Assets

Healthcare - Products	$2,013,524	20.3%
Pharmaceuticals	5,428,105	54.9%
Other**	2,448,668	24.8%

Total	$9,890,297	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Precious Metals	September 30, 2010
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (14.9%)
Federal Home Loan Bank, 0.00%, 10/4/10	$22,205,000	$22,205,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $22,205,000)		22,205,000

Repurchase Agreements (85.2%)
Bank of America, 0.12%, 10/1/10+, dated 9/30/10, with a repurchase price of $25,296,084 (Collateralized by $23,456,500 Federal Home Loan Mortgage Corp., 3.50%, 5/15/20, market value $25,802,150)	25,296,000	25,296,000
Deutsche Bank, 0.19%, 10/1/10+, dated 9/30/10, with a repurchase price of $25,296,134 (Collateralized by $25,780,000 U.S. Treasury Notes, 0.58%, 2/3/12, market value $25,803,543)	25,296,000	25,296,000
HSBC, 0.20%, 10/1/10+, dated 9/30/10, with a repurchase price of $25,296,141 (Collateralized by $25,742,000 of various U.S. Government Agency Obligations, 1.00%, 11/23/11-2/19/13, market value $25,802,726)	25,296,000	25,296,000
UBS, 0.18%, 10/1/10+, dated 9/30/10, with a repurchase price of $25,296,126 (Collateralized by $25,772,000 Federal Home Loan Mortgage Corp., 1.25%, 9/30/13, market value $25,804,215)	25,296,000	25,296,000
UMB, 0.12%, 10/1/10+, dated 9/30/10, with a repurchase price of $25,290,084 (Collateralized by $25,578,500 of various U.S. Government Agency Obligations, 0.88%–1.50%, 10/31/10-7/15/12, market value $25,796,006)	25,290,000	25,290,000

TOTAL REPURCHASE AGREEMENTS
(Cost $126,474,000)		126,474,000

TOTAL INVESTMENT SECURITIES
(Cost $148,679,000)—100.1%		148,679,000
Net other assets (liabilities)—(0.1)%		(190,576)

NET ASSETS—100.0%		$148,488,424

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2010, the aggregate amount held in a segregated account was $34,848,000.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$126,808,933	$127,145
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	22,054,117	32,252

		$159,397

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Real Estate	September 30, 2010
(unaudited)

	Shares	Value

Common Stocks (100.3%)
Alexandria Real Estate Equities, Inc. (REIT)	3,806	$266,420
AMB Property Corp. (REIT)	12,975	343,448
American Campus Communities, Inc. (REIT)	5,017	152,717
Annaly Mortgage Management, Inc. (REIT)	47,921	843,410
Apartment Investment and Management Co. - Class A (REIT)	8,996	192,334
Avalonbay Communities, Inc. (REIT)	6,574	683,236
BioMed Realty Trust, Inc. (REIT)	8,823	158,108
Boston Properties, Inc. (REIT)	10,726	891,545
Brandywine Realty Trust (REIT)	10,207	125,036
BRE Properties, Inc. - Class A (REIT)	5,017	208,206
Brookfield Properties Corp. (Real Estate)	20,068	311,455
Camden Property Trust (REIT)	5,190	248,964
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	22,836	417,442
CBL & Associates Properties, Inc. (REIT)	10,726	140,082
Chimera Investment Corp. (REIT)	64,010	252,839
Colonial Properties Trust (REIT)	5,536	89,628
CommonWealth REIT (REIT)	5,018	128,454
Corporate Office Properties Trust (REIT)	4,498	167,820
DCT Industrial Trust, Inc. (REIT)	16,262	77,895
Developers Diversified Realty Corp. (REIT)	14,705	164,990
DiamondRock Hospitality Co. (REIT)	11,937	113,282
Digital Realty Trust, Inc. (REIT)	6,747	416,290
Douglas Emmett, Inc. (REIT)	9,342	163,578
Duke-Weeks Realty Corp. (REIT)	19,030	220,558
DuPont Fabros Technology, Inc. (REIT)	4,498	113,125
EastGroup Properties, Inc. (REIT)	2,076	77,601
Entertainment Properties Trust (REIT)	3,633	156,873
Equity Lifestyle Properties, Inc. (REIT)	2,422	131,951
Equity Residential (REIT)	21,971	1,045,160
Essex Property Trust, Inc. (REIT)	2,249	246,131
Federal Realty Investment Trust (REIT)	4,671	381,434
Forest City Enterprises, Inc. - Class A* (Real Estate)	9,342	119,858
Forestar Group, Inc.* (Real Estate)	2,768	47,194
Franklin Street Properties Corp. (REIT)	5,536	68,757
Hatteras Financial Corp. (REIT)	2,941	83,730
HCP, Inc. (REIT)	23,874	858,987
Health Care REIT, Inc. (REIT)	9,515	450,440
Healthcare Realty Trust, Inc. (REIT)	4,844	113,301
Highwoods Properties, Inc. (REIT)	5,536	179,754
Home Properties, Inc. (REIT)	2,941	155,579
Hospitality Properties Trust (REIT)	9,515	212,470
Host Marriott Corp. (REIT)	50,862	736,482
Jones Lang LaSalle, Inc. (Real Estate)	3,287	283,569
Kilroy Realty Corp. (REIT)	3,979	131,864
Kimco Realty Corp. (REIT)	31,140	490,455
LaSalle Hotel Properties (REIT)	5,363	125,441
Lexington Realty Trust (REIT)	8,477	60,695
Liberty Property Trust (REIT)	8,823	281,454
Mack-Cali Realty Corp. (REIT)	6,055	198,059
MFA Financial, Inc. (REIT)	21,625	164,999
Mid-America Apartment Communities, Inc. (REIT)	2,595	151,237
National Retail Properties, Inc. (REIT)	6,401	160,729
Nationwide Health Properties, Inc. (REIT)	9,515	367,945
OMEGA Healthcare Investors, Inc. (REIT)	7,266	163,122
Plum Creek Timber Co., Inc. (Forest Products & Paper)	12,629	445,804
Post Properties, Inc. (REIT)	3,806	106,264
Potlatch Corp. (Forest Products & Paper)	3,114	105,876
ProLogis (REIT)	36,676	432,043
Public Storage, Inc. (REIT)	10,899	1,057,639
Rayonier, Inc. (Forest Products & Paper)	6,228	312,147
Realty Income Corp. (REIT)	8,131	274,177
Redwood Trust, Inc. (REIT)	5,363	77,549
Regency Centers Corp. (REIT)	6,401	252,647
Senior Housing Properties Trust (REIT)	9,861	231,734
Simon Property Group, Inc. (REIT)	22,663	2,101,767
SL Green Realty Corp. (REIT)	6,055	383,463
St. Joe Co.* (Real Estate)	7,093	176,403
Sunstone Hotel Investors, Inc.* (REIT)	7,612	69,041
Tanger Factory Outlet Centers, Inc. (REIT)	3,114	146,794
Taubman Centers, Inc. (REIT)	4,152	185,221
The Macerich Co. (REIT)	10,034	430,960
UDR, Inc. (REIT)	12,629	266,724
Ventas, Inc. (REIT)	12,110	624,513
Vornado Realty Trust (REIT)	14,013	1,198,532
Washington REIT (REIT)	4,844	153,700
Weingarten Realty Investors (REIT)	9,342	203,842

TOTAL COMMON STOCKS
(Cost $14,256,853)		23,772,973

	Principal
	Amount	Value

Repurchase Agreements (0.1%)
Bank of America, 0.12%, 10/1/10, dated 9/30/10, with a repurchase price of $6,000 (Collateralized by $5,600 Federal Home Loan Mortgage Corp., 3.50%, 5/15/20, market value $6,160)	$6,000	$6,000
Deutsche Bank, 0.19%, 10/1/10, dated 9/30/10, with a repurchase price of $1,000 (Collateralized by $1,000 Federal Home Loan Bank, 1.88%, 6/15/12, market value $1,031)	1,000	1,000

See accompanying notes to the Schedules of Portfolio Investments.

HSBC, 0.20%, 10/1/10, dated 9/30/10, with a repurchase price of $12,000 (Collateralized by $13,000 Federal Home Loan Mortgage Corp., 1.00%, 11/23/11, market value $13,129)	12,000	12,000
UMB, 0.12%, 10/1/10, dated 9/30/10, with a repurchase price of $4,000 (Collateralized by $4,100 Federal Home Loan Mortgage Corp., 0.88%, 4/30/11, market value $4,131)	4,000	4,000

TOTAL REPURCHASE AGREEMENTS
(Cost $23,000)		23,000

TOTAL INVESTMENT SECURITIES
(Cost $14,279,853)—100.4%		23,795,973
Net other assets (liabilities)—(0.4)%		(91,366)

NET ASSETS—100.0%		$23,704,607

*	Non-income producing security

ProFund VP Real Estate invested in the following industries as of September 30, 2010:

		% of
	Value	Net Assets

Forest Products & Paper	$863,827	3.7%
REIT	21,553,225	90.9%
Real Estate	1,355,921	5.7%
Other**	(68,366)	(0.3)%

Total	$23,704,607	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Semiconductor	September 30, 2010
(unaudited)

	Shares	Value

Common Stocks (91.5%)
Advanced Micro Devices, Inc.* (Semiconductors)	3,360	$23,890
Altera Corp. (Semiconductors)	1,820	54,891
Amkor Technology, Inc.* (Semiconductors)	630	4,139
Analog Devices, Inc. (Semiconductors)	1,820	57,112
Applied Materials, Inc. (Semiconductors)	8,050	94,024
Applied Micro Circuits Corp.* (Semiconductors)	420	4,200
Atheros Communications* (Telecommunications)	420	11,067
Atmel Corp.* (Semiconductors)	2,800	22,288
ATMI, Inc.* (Semiconductors)	210	3,121
Broadcom Corp. - Class A (Semiconductors)	2,730	96,615
Cabot Microelectronics Corp.* (Chemicals)	140	4,505
Cree Research, Inc.* (Semiconductors)	560	30,402
Cymer, Inc.* (Electronics)	140	5,191
Cypress Semiconductor Corp.* (Semiconductors)	980	12,328
Fairchild Semiconductor International, Inc.* (Semiconductors)	770	7,238
FormFactor, Inc.* (Semiconductors)	280	2,408
Integrated Device Technology, Inc.* (Semiconductors)	980	5,733
Intel Corp. (Semiconductors)	24,360	468,443
InterDigital, Inc.* (Telecommunications)	280	8,291
International Rectifier Corp.* (Semiconductors)	420	8,858
Intersil Corp. - Class A (Semiconductors)	770	9,001
KLA -Tencor Corp. (Semiconductors)	980	34,525
Lam Research Corp.* (Semiconductors)	770	32,225
Linear Technology Corp. (Semiconductors)	1,260	38,720
LSI Logic Corp.* (Semiconductors)	3,850	17,556
Marvell Technology Group, Ltd.* (Semiconductors)	3,220	56,382
Maxim Integrated Products, Inc. (Semiconductors)	1,820	33,688
MEMC Electronic Materials, Inc.* (Semiconductors)	1,400	16,688
Microchip Technology, Inc. (Semiconductors)	1,120	35,224
Micron Technology, Inc.* (Semiconductors)	6,020	43,404
Microsemi Corp.* (Semiconductors)	490	8,404
National Semiconductor Corp. (Semiconductors)	1,400	17,878
Netlogic Microsystems, Inc.* (Semiconductors)	350	9,653
Novellus Systems, Inc.* (Semiconductors)	560	14,885
NVIDIA Corp.* (Semiconductors)	3,430	40,062
OmniVision Technologies, Inc.* (Semiconductors)	350	8,064
ON Semiconductor Corp.* (Semiconductors)	2,590	18,674
PMC-Sierra, Inc.* (Semiconductors)	1,400	10,304
Rambus, Inc.* (Semiconductors)	700	14,588
RF Micro Devices, Inc.* (Telecommunications)	1,610	9,885
SanDisk Corp.* (Computers)	1,400	51,310
Semtech Corp.* (Semiconductors)	350	7,067
Silicon Laboratories, Inc.* (Semiconductors)	280	10,262
Skyworks Solutions, Inc.* (Semiconductors)	1,050	21,714
Teradyne, Inc.* (Semiconductors)	1,120	12,477
Tessera Technologies, Inc.* (Semiconductors)	280	5,180
Texas Instruments, Inc. (Semiconductors)	7,210	195,679
TriQuint Semiconductor, Inc.* (Semiconductors)	910	8,736
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	420	12,088
Xilinx, Inc. (Semiconductors)	1,540	40,979
Zoran Corp.* (Semiconductors)	280	2,139

TOTAL COMMON STOCKS
(Cost $933,079)		1,762,185

	Principal
	Amount	Value

Repurchase Agreements (0.4%)
Bank of America, 0.12%, 10/1/10, dated 9/30/10, with a repurchase price of $2,000 (Collateralized by $1,900 Federal Home Loan Mortgage Corp., 3.50%, 5/15/20, market value $2,090)	$2,000	$2,000
HSBC, 0.20%, 10/1/10, dated 9/30/10, with a repurchase price of $3,000 (Collateralized by $4,000 Federal Home Loan Mortgage Corp., 1.00%, 11/23/11, market value $4,040)	3,000	3,000
UMB, 0.12%, 10/1/10, dated 9/30/10, with a repurchase price of $2,000 (Collateralized by $2,100 Federal Home Loan Mortgage Corp., 0.88%, 4/30/11, market value $2,116)	2,000	2,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,000)		7,000

TOTAL INVESTMENT SECURITIES
(Cost $940,079)—91.9%		1,769,185
Net other assets (liabilities)—8.1%		155,913

NET ASSETS—100.0%		$1,925,098

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Semiconductors Index	$199,940	$(60)

ProFund VP Semiconductor invested in the following industries as of September 30, 2010:
		% of
	Value	Net Assets

Chemicals	$4,505	0.2%
Computers	51,310	2.7%
Electronics	5,191	0.3%
Semiconductors	1,671,936	86.8%
Telecommunications	29,243	1.5%
Other**	162,913	8.5%

Total	$1,925,098	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	September 30, 2010
(unaudited)

	Shares	Value

Common Stocks (99.3%)
ACI Worldwide, Inc.* (Software)	297	$6,650
Adobe Systems, Inc.* (Software)	3,267	85,432
ADTRAN, Inc. (Telecommunications)	297	10,484
Advanced Micro Devices, Inc.* (Semiconductors)	3,564	25,340
Advent Software, Inc.* (Software)	297	15,500
Akamai Technologies, Inc.* (Internet)	1,188	59,614
Allscripts Healthcare Solutions, Inc.* (Software)	1,188	21,942
Altera Corp. (Semiconductors)	2,079	62,703
Amdocs, Ltd.* (Telecommunications)	1,188	34,048
Amkor Technology, Inc.* (Semiconductors)	594	3,903
Analog Devices, Inc. (Semiconductors)	2,079	65,239
ANSYS, Inc.* (Software)	594	25,097
AOL, Inc.* (Internet)	594	14,702
Apple Computer, Inc.* (Computers)	5,940	1,685,475
Applied Materials, Inc. (Semiconductors)	8,613	100,600
Applied Micro Circuits Corp.* (Semiconductors)	297	2,970
Ariba, Inc.* (Internet)	594	11,227
Arris Group, Inc.* (Telecommunications)	891	8,705
athenahealth, Inc.* (Software)	297	9,807
Atheros Communications* (Telecommunications)	594	15,652
Atmel Corp.* (Semiconductors)	2,970	23,641
ATMI, Inc.* (Semiconductors)	297	4,413
Autodesk, Inc.* (Software)	1,485	47,475
Blackboard, Inc.* (Software)	297	10,704
BMC Software, Inc.* (Software)	1,188	48,090
Brightpoint, Inc.* (Distribution/Wholesale)	594	4,152
Broadcom Corp. - Class A (Semiconductors)	2,970	105,108
Brocade Communications Systems, Inc.* (Computers)	2,970	17,345
CA, Inc. (Software)	2,673	56,454
Cabot Microelectronics Corp.* (Chemicals)	297	9,557
CACI International, Inc. - Class A* (Computers)	297	13,442
Cadence Design Systems, Inc.* (Computers)	1,782	13,597
Cerner Corp.* (Software)	594	49,890
Check Point Software Technologies, Ltd.* (Internet)	1,188	43,873
Ciena Corp.* (Telecommunications)	594	9,249
Cisco Systems, Inc.* (Telecommunications)	37,422	819,542
Citrix Systems, Inc.* (Software)	1,188	81,069
Cognizant Technology Solutions Corp.* (Computers)	2,079	134,033
Computer Sciences Corp. (Computers)	891	40,986
Compuware Corp.* (Software)	1,485	12,667
Comtech Telecommunications Corp.* (Telecommunications)	297	8,123
Concur Technologies, Inc.* (Software)	297	14,684
Corning, Inc. (Telecommunications)	10,098	184,591
Cree Research, Inc.* (Semiconductors)	594	32,248
CSG Systems International, Inc.* (Software)	297	5,414
Cymer, Inc.* (Electronics)	297	11,013
Cypress Semiconductor Corp.* (Semiconductors)	1,188	14,945
Dell, Inc.* (Computers)	11,286	146,267
Diebold, Inc. (Computers)	297	9,234
Digital River, Inc.* (Internet)	297	10,110
DST Systems, Inc. (Computers)	297	13,318
EarthLink, Inc. (Internet)	594	5,399
Electronics for Imaging, Inc.* (Computers)	297	3,600
EMC Corp.* (Computers)	13,365	271,443
Emulex Corp.* (Semiconductors)	594	6,201
Equinix, Inc.* (Internet)	297	30,398
F5 Networks, Inc.* (Internet)	594	61,663
Fair Isaac Corp. (Software)	297	7,324
Fairchild Semiconductor International, Inc.* (Semiconductors)	891	8,375
FormFactor, Inc.* (Semiconductors)	297	2,554
Gartner Group, Inc.* (Commercial Services)	594	17,487
Google, Inc. - Class A* (Internet)	1,485	780,798
Harmonic, Inc.* (Telecommunications)	594	4,087
Harris Corp. (Telecommunications)	891	39,462
Hewlett-Packard Co. (Computers)	15,147	637,234
IAC/InterActiveCorp* (Internet)	594	15,604
Informatica Corp.* (Software)	594	22,816
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	891	15,022
Insight Enterprises, Inc.* (Retail)	297	4,645
Integrated Device Technology, Inc.* (Semiconductors)	891	5,212
Intel Corp. (Semiconductors)	31,779	611,110
InterDigital, Inc.* (Telecommunications)	297	8,794
Intermec, Inc.* (Machinery - Diversified)	297	3,641
International Business Machines Corp. (Computers)	8,316	1,115,508
International Rectifier Corp.* (Semiconductors)	594	12,528
Intersil Corp. - Class A (Semiconductors)	891	10,416
Intuit, Inc.* (Software)	1,782	78,069
j2 Global Communications, Inc.* (Internet)	297	7,066
JDA Software Group, Inc.* (Software)	297	7,532
JDS Uniphase Corp.* (Telecommunications)	1,485	18,399
Juniper Networks, Inc.* (Telecommunications)	3,564	108,167
KLA -Tencor Corp. (Semiconductors)	1,188	41,853
Lam Research Corp.* (Semiconductors)	891	37,288
Lexmark International, Inc. - Class A* (Computers)	594	26,504

See accompanying notes to the Schedules of Portfolio Investments.

Linear Technology Corp. (Semiconductors)	1,485	45,634
LSI Logic Corp.* (Semiconductors)	4,158	18,961
Marvell Technology Group, Ltd.* (Semiconductors)	3,564	62,406
Maxim Integrated Products, Inc. (Semiconductors)	2,079	38,482
McAfee, Inc.* (Internet)	891	42,109
MEMC Electronic Materials, Inc.* (Semiconductors)	1,485	17,701
Mentor Graphics Corp.* (Computers)	594	6,279
Microchip Technology, Inc. (Semiconductors)	1,188	37,363
Micron Technology, Inc.* (Semiconductors)	6,534	47,110
Micros Systems, Inc.* (Computers)	594	25,144
Microsemi Corp.* (Semiconductors)	594	10,187
Microsoft Corp. (Software)	50,193	1,229,227
Motorola, Inc.* (Telecommunications)	13,959	119,070
National Semiconductor Corp. (Semiconductors)	1,485	18,963
NCR Corp.* (Computers)	891	12,144
NetApp, Inc.* (Computers)	2,376	118,301
Netlogic Microsystems, Inc.* (Semiconductors)	297	8,191
Novell, Inc.* (Software)	2,376	14,185
Novellus Systems, Inc.* (Semiconductors)	594	15,789
Nuance Communications, Inc.* (Software)	1,485	23,225
NVIDIA Corp.* (Semiconductors)	3,564	41,628
OmniVision Technologies, Inc.* (Semiconductors)	297	6,843
ON Semiconductor Corp.* (Semiconductors)	2,673	19,272
Oracle Corp. (Software)	24,948	669,854
Parametric Technology Corp.* (Software)	891	17,410
Pitney Bowes, Inc. (Office/Business Equipment)	1,485	31,749
Plantronics, Inc. (Telecommunications)	297	10,033
PMC-Sierra, Inc.* (Semiconductors)	1,485	10,930
Polycom, Inc.* (Telecommunications)	594	16,204
Progress Software Corp.* (Software)	297	9,831
QLogic Corp.* (Semiconductors)	594	10,478
Qualcomm, Inc. (Telecommunications)	10,395	469,022
Quality Systems, Inc. (Software)	297	19,694
Quest Software, Inc.* (Software)	297	7,303
Rackspace Hosting, Inc.* (Internet)	594	15,432
Rambus, Inc.* (Semiconductors)	594	12,379
Red Hat, Inc.* (Software)	1,188	48,708
RF Micro Devices, Inc.* (Telecommunications)	1,782	10,942
Riverbed Technology, Inc.* (Computers)	594	27,075
Rovi Corp.* (Semiconductors)	594	29,944
SAIC, Inc.* (Commercial Services)	2,376	37,969
Salesforce.com, Inc.* (Software)	891	99,614
SanDisk Corp.* (Computers)	1,485	54,425
SAVVIS, Inc.* (Telecommunications)	297	6,261
Seagate Technology* (Computers)	2,970	34,987
Semtech Corp.* (Semiconductors)	297	5,996
Silicon Laboratories, Inc.* (Semiconductors)	297	10,885
Skyworks Solutions, Inc.* (Semiconductors)	1,188	24,568
Solera Holdings, Inc. (Software)	594	26,231
Sonus Networks, Inc.* (Telecommunications)	1,485	5,242
SRA International, Inc. - Class A* (Computers)	297	5,857
Symantec Corp.* (Internet)	5,049	76,593
Synaptics, Inc.* (Computers)	297	8,358
Syniverse Holdings, Inc.* (Telecommunications)	594	13,466
Synopsys, Inc.* (Computers)	891	22,070
Tech Data Corp.* (Distribution/Wholesale)	297	11,969
Tekelec* (Telecommunications)	297	3,849
Tellabs, Inc. (Telecommunications)	2,376	17,701
Teradata Corp.* (Computers)	1,188	45,809
Teradyne, Inc.* (Semiconductors)	1,188	13,234
Tessera Technologies, Inc.* (Semiconductors)	297	5,495
Texas Instruments, Inc. (Semiconductors)	7,722	209,575
Tibco Software, Inc.* (Internet)	1,188	21,075
TriQuint Semiconductor, Inc.* (Semiconductors)	891	8,554
Unisys Corp.* (Computers)	297	8,286
United Online, Inc. (Internet)	594	3,398
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	594	17,095
VeriFone Systems, Inc.* (Software)	594	18,456
VeriSign, Inc.* (Internet)	1,188	37,707
VMware, Inc. - Class A* (Software)	594	50,454
Websense, Inc.* (Internet)	297	5,269
Western Digital Corp.* (Computers)	1,485	42,159
Xerox Corp. (Office/Business Equipment)	8,910	92,219
Xilinx, Inc. (Semiconductors)	1,782	47,419
Yahoo!, Inc.* (Internet)	8,316	117,838
Zoran Corp.* (Semiconductors)	297	2,269

TOTAL COMMON STOCKS
(Cost $5,743,363)		12,894,077

TOTAL INVESTMENT SECURITIES
(Cost $5,743,363)—99.3%		12,894,077
Net other assets (liabilities)—0.7%		87,656

NET ASSETS—100.0%		$12,981,733

*	Non-income producing security

ProFund VP Technology invested in the following industries as of September 30, 2010:
		% of
	Value	Net Assets

Chemicals	$9,557	0.1%
Commercial Services	55,456	0.4%
Computers	4,538,880	35.0%
Distribution/Wholesale	31,143	0.2%
Electronics	11,013	0.1%

See accompanying notes to the Schedules of Portfolio Investments.

Internet	1,359,875	10.5%
Machinery - Diversified	3,641	NM
Office/Business Equipment	123,968	1.0%
Retail	4,645	NM
Semiconductors	1,973,998	15.2%
Software	2,840,808	21.9%
Telecommunications	1,941,093	14.9%
Other**	87,656	0.7%

Total	$12,981,733	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Telecommunications	September 30, 2010
(unaudited)

	Shares	Value

Common Stocks (78.4%)
AboveNet, Inc.* (Internet)	1,312	$68,342
American Tower Corp.* (Telecommunications)	17,712	907,917
AT&T, Inc. (Telecommunications)	162,032	4,634,115
CenturyTel, Inc. (Telecommunications)	15,088	595,373
Cincinnati Bell, Inc.* (Telecommunications)	10,496	28,024
Crown Castle International Corp.* (Telecommunications)	12,464	550,286
Frontier Communications Corp. (Telecommunications)	51,168	418,043
Leap Wireless International, Inc.* (Telecommunications)	3,280	40,508
Leucadia National Corp.* (Holding Companies - Diversified)	9,840	232,421
Level 3 Communications, Inc.* (Telecommunications)	84,624	79,318
MetroPCS Communications, Inc.* (Telecommunications)	12,464	130,373
NII Holdings, Inc. - Class B* (Telecommunications)	8,528	350,501
Qwest Communications International, Inc. (Telecommunications)	72,160	452,443
SBA Communications Corp. - Class A* (Telecommunications)	5,904	237,931
Sprint Nextel Corp.* (Telecommunications)	150,224	695,537
Telephone & Data Systems, Inc. (Telecommunications)	2,624	86,067
Telephone & Data Systems, Inc. - Special Shares (Telecommunications)	1,968	55,793
tw telecom, Inc.* (Telecommunications)	7,872	146,183
US Cellular Corp.* (Telecommunications)	656	30,156
Verizon Communications, Inc. (Telecommunications)	144,320	4,703,389
Virgin Media, Inc. (Telecommunications)	15,088	347,326
Windstream Corp. (Telecommunications)	24,928	306,365

TOTAL COMMON STOCKS (Cost $12,249,306)		15,096,411

TOTAL INVESTMENT SECURITIES (Cost $12,249,306)—78.4%		15,096,411
Net other assets (liabilities)—21.6%		4,152,870

NET ASSETS—100.0%		$19,249,281

*	Non-income producing security
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	$4,198,740	$(1,260)

ProFund VP Telecommunications invested in the following industries as of September 30, 2010:

		% of
	Value	Net Assets

Holding Companies - Diversified	$232,421	1.2%
Internet	68,342	0.3%
Telecommunications	14,795,648	76.9%
Other**	4,152,870	21.6%

Total	$19,249,281	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Utilities	September 30, 2010
(unaudited)

	Shares	Value

Common Stocks (99.9%)
AGL Resources, Inc. (Gas)	6,060	$232,462
Allegheny Energy, Inc. (Electric)	13,332	326,901
ALLETE, Inc. (Electric)	2,424	88,306
Alliant Energy Corp. (Electric)	8,888	323,079
Ameren Corp. (Electric)	18,584	527,786
American Electric Power, Inc. (Electric)	37,976	1,375,870
American Water Works Co., Inc. (Water)	13,736	319,637
Aqua America, Inc. (Water)	10,908	222,523
Atmos Energy Corp. (Gas)	7,272	212,706
Avista Corp. (Electric)	4,444	92,791
Black Hills Corp. (Electric)	3,232	100,838
California Water Service Group (Water)	1,616	59,711
Calpine Corp.* (Electric)	27,876	347,056
CenterPoint Energy, Inc. (Electric)	31,108	489,018
Cleco Corp. (Electric)	4,848	143,598
CMS Energy Corp. (Electric)	18,180	327,604
Consolidated Edison, Inc. (Electric)	22,220	1,071,448
Constellation Energy Group, Inc. (Electric)	14,140	455,874
Covanta Holding Corp. (Energy - Alternate Sources)	10,504	165,438
Dominion Resources, Inc. (Electric)	46,864	2,046,082
DPL, Inc. (Electric)	9,292	242,800
DTE Energy Co. (Electric)	13,332	612,339
Duke Energy Corp. (Electric)	103,424	1,831,639
Dynegy, Inc.* (Electric)	8,080	39,350
Edison International (Electric)	23,836	819,720
El Paso Electric Co.* (Electric)	3,636	86,464
Entergy Corp. (Electric)	14,948	1,143,970
Exelon Corp. (Electric)	52,116	2,219,099
FirstEnergy Corp. (Electric)	24,240	934,210
Great Plains Energy, Inc. (Electric)	10,908	206,161
Hawaiian Electric Industries, Inc. (Electric)	7,272	163,911
IDACORP, Inc. (Electric)	3,636	130,605
Integrys Energy Group, Inc. (Electric)	6,060	315,484
ITC Holdings Corp. (Electric)	4,040	251,490
Laclede Group, Inc. (Gas)	1,616	55,623
Mirant Corp.* (Electric)	11,312	112,668
National Fuel Gas Co. (Pipelines)	5,656	293,037
New Jersey Resources Corp. (Gas)	3,232	126,759
NextEra Energy, Inc. (Electric)	32,724	1,779,858
Nicor, Inc. (Gas)	3,636	166,602
NiSource, Inc. (Electric)	21,816	379,598
Northeast Utilities System (Electric)	13,736	406,173
Northwest Natural Gas Co. (Gas)	2,020	95,849
NorthWestern Corp. (Electric)	2,828	80,598
NRG Energy, Inc.* (Electric)	20,200	420,564
NSTAR (Electric)	8,080	317,948
NV Energy, Inc. (Electric)	18,584	244,380
ONEOK, Inc. (Gas)	7,676	345,727
Pepco Holdings, Inc. (Electric)	17,776	330,634
PG&E Corp. (Electric)	31,108	1,412,925
Piedmont Natural Gas Co., Inc. (Gas)	5,252	152,308
Pinnacle West Capital Corp. (Electric)	8,484	350,135
PNM Resources, Inc. (Electric)	6,060	69,023
Portland General Electric Co. (Electric)	6,060	122,897
PPL Corp. (Electric)	37,976	1,034,086
Progress Energy, Inc. (Electric)	23,028	1,022,904
Public Service Enterprise Group, Inc. (Electric)	40,400	1,336,432
Questar Corp. (Pipelines)	13,736	240,792
RRI Energy, Inc.* (Electric)	27,876	98,960
SCANA Corp. (Electric)	8,888	358,364
Sempra Energy (Gas)	18,180	978,084
South Jersey Industries, Inc. (Gas)	2,424	119,915
Southern Co. (Electric)	65,044	2,422,239
Southwest Gas Corp. (Gas)	3,636	122,133
Spectra Energy Corp. (Pipelines)	51,308	1,156,995
TECO Energy, Inc. (Electric)	16,160	279,891
The AES Corp.* (Electric)	63,024	715,322
UGI Corp. (Gas)	8,484	242,727
Unisource Energy Corp. (Electric)	2,828	94,540
Vectren Corp. (Gas)	6,464	167,224
Westar Energy, Inc. (Electric)	8,888	215,356
WGL Holdings, Inc. (Gas)	4,040	152,631
Wisconsin Energy Corp. (Electric)	9,292	537,078
Xcel Energy, Inc. (Electric)	35,956	825,909

TOTAL COMMON STOCKS (Cost $25,859,790)		37,310,858

	Principal
	Amount	Value

Repurchase Agreements (0.4%)
Bank of America, 0.12%, 10/1/10, dated 9/30/10, with a repurchase price of $39,000 (Collateralized by $36,200 Federal Home Loan Mortgage Corp., 3.50%, 5/15/20, market value $39,820)	$39,000	$39,000
Deutsche Bank, 0.19%, 10/1/10, dated 9/30/10, with a repurchase price of $6,000 (Collateralized by $7,000 U.S. Treasury Notes, 0.58%, 2/3/12, market value $7,006)	6,000	6,000
HSBC, 0.20%, 10/1/10, dated 9/30/10, with a repurchase price of $74,000 (Collateralized by $75,000 Federal Home Loan Mortgage Corp., 1.00%, 11/23/11, market value $75,745)	74,000	74,000
UBS, 0.18%, 10/1/10, dated 9/30/10, with a repurchase price of $1,000 (Collateralized by $1,000 Federal Home Loan Bank, 1.88%, 6/15/12, market value $1,031)	1,000	1,000

See accompanying notes to the Schedules of Portfolio Investments.

UMB, 0.12%, 10/1/10, dated 9/30/10, with a repurchase price of $12,000 (Collateralized by $12,200 Federal Home Loan Mortgage Corp., 0.88%, 4/30/11, market value $12,291)	12,000	12,000

TOTAL REPURCHASE AGREEMENTS (Cost $132,000)		132,000

TOTAL INVESTMENT SECURITIES (Cost $25,991,790)—100.3%		37,442,858
Net other assets (liabilities)—(0.3)%		(103,038)

NET ASSETS—100.0%		$37,339,820

*	Non-income producing security

ProFund VP Utilities invested in the following industries as of September 30, 2010:

		% of
	Value	Net Assets

Electric	$31,681,975	84.9%
Energy - Alternate Sources	165,438	0.4%
Gas	3,170,750	8.5%
Pipelines	1,690,824	4.5%
Water	601,871	1.6%
Other**	28,962	0.1%

Total	$37,339,820	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP U.S. Government Plus	September 30, 2010
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (9.7%)
Federal Home Loan Bank, 0.00%, 10/4/10	$7,429,000	$7,429,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,429,000)		7,429,000

U.S. Treasury Obligations (36.9%)
U.S. Treasury Bonds, 3.875%, 8/15/40	27,500,000	28,432,422

TOTAL U.S. TREASURY OBLIGATIONS (Cost $27,397,104)		28,432,422

Repurchase Agreements (47.9%)
Bank of America, 0.12%, 10/1/10+, dated 9/30/10, with a repurchase price of $7,379,025 (Collateralized by $6,842,600 Federal Home Loan Mortgage Corp., 3.50%, 5/15/20, market value $7,526,860)	7,379,000	7,379,000
Deutsche Bank, 0.19%, 10/1/10+, dated 9/30/10, with a repurchase price of $7,379,039 (Collateralized by $7,521,000 U.S. Treasury Notes, 0.58%, 2/3/12, market value $7,527,868)	7,379,000	7,379,000
HSBC, 0.20%, 10/1/10+, dated 9/30/10, with a repurchase price of $7,379,041 (Collateralized by $7,282,000 of various U.S. Government Agency Obligations, 1.00%–4.38%, 11/23/11-10/15/15, market value $7,528,209)	7,379,000	7,379,000
UBS, 0.18%, 10/1/10+, dated 9/30/10, with a repurchase price of $7,379,037 (Collateralized by $7,519,000 Federal Home Loan Mortgage Corp., 1.25%, 9/30/13, market value $7,528,399)	7,379,000	7,379,000
UMB, 0.12%, 10/1/10+, dated 9/30/10, with a repurchase price of $7,378,025 (Collateralized by $7,366,300 of various U.S. Government Agency Obligations, 0.88%–1.88%, 12/31/10-7/15/12, market value $7,525,749)	7,378,000	7,378,000

TOTAL REPURCHASE AGREEMENTS
(Cost $36,894,000)		36,894,000

TOTAL INVESTMENT SECURITIES
(Cost $71,720,104)—94.5%		72,755,422
Net other assets (liabilities)—5.5%		4,218,168

NET ASSETS—100.0%		$76,973,590

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2010, the aggregate amount held in a segregated account was $6,020,000.

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Purchased
30-Year U.S. Treasury Bond Futures Contract expiring 12/22/10 (Underlying notional amount at value $5,347,500)	40	$142,445

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 3.875% due 8/15/40	$64,412,359	$(120,520)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	September 30, 2010
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (18.0%)
Federal Home Loan Bank, 0.00%, 10/4/10	$7,679,000	$7,679,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,679,000)		7,679,000

Repurchase Agreements (84.2%)
Bank of America, 0.12%, 10/1/10+, dated 9/30/10, with a repurchase price of $7,208,024 (Collateralized by $6,683,900 Federal Home Loan Mortgage Corp., 3.50%, 5/15/20, market value $7,352,290)	7,208,000	7,208,000
Deutsche Bank, 0.19%, 10/1/10+, dated 9/30/10, with a repurchase price of $7,208,038 (Collateralized by $7,347,000 U.S. Treasury Notes, 0.58%, 2/3/12, market value $7,353,710)	7,208,000	7,208,000
HSBC, 0.20%, 10/1/10+, dated 9/30/10, with a repurchase price of $7,208,040 (Collateralized by $7,330,000 of various U.S. Government Agency Obligations, 1.00%, 11/23/11-2/19/13, market value $7,353,962)	7,208,000	7,208,000
UBS, 0.18%, 10/1/10+, dated 9/30/10, with a repurchase price of $7,208,036 (Collateralized by $7,344,000 Federal Home Loan Mortgage Corp., 1.25%, 9/30/13, market value $7,353,180)	7,208,000	7,208,000
UMB, 0.12%, 10/1/10+, dated 9/30/10, with a repurchase price of $7,206,024 (Collateralized by $7,182,300 of various U.S. Government Agency Obligations, 0.88%–1.88%, 4/30/11-7/15/12, market value $7,350,217)	7,206,000	7,206,000

TOTAL REPURCHASE AGREEMENTS
(Cost $36,038,000)		36,038,000

	Contracts	Value

Options Purchased(NM)
U.S. Treasury Bond Call Option exercise @ 190, expiring 11/26/10	150	$696

TOTAL OPTIONS PURCHASED
(Cost $2,662)		696

TOTAL INVESTMENT SECURITIES
(Cost $43,719,662)—102.2%		43,717,696
Net other assets (liabilities)—(2.2)%		(935,205)

NET ASSETS—100.0%		$42,782,491

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2010, the aggregate amount held in a segregated account was $5,104,000.
NM	Not meaningful, amount is less than 0.05%.

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Sold
30-Year U.S. Treasury Bond Futures Contract expiring 12/22/10 (Underlying notional amount at value $3,743,250)	28	$(15,898)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 3.875% due 8/15/40	$(2,481,375)	$(71,373)
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 3.875% due 8/15/40	(48,593,594)	(5,924)

		$(77,297)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Falling U.S. Dollar	September 30, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (100.1%)
Bank of America, 0.12%, 10/1/10, dated 9/30/10, with a repurchase price of $345,001 (Collateralized by $320,000 Federal Home Loan Mortgage Corp., 3.50%, 5/15/20, market value $352,000)	$345,000	$345,000
Deutsche Bank, 0.19%, 10/1/10, dated 9/30/10, with a repurchase price of $345,002 (Collateralized by $352,000 U.S. Treasury Notes, 0.58%, 2/3/12, market value $352,321)	345,000	345,000
HSBC, 0.20%, 10/1/10, dated 9/30/10, with a repurchase price of $345,002 (Collateralized by $349,000 Federal Home Loan Mortgage Corp., 1.00%, 11/23/11, market value $352,465)	345,000	345,000
UBS, 0.18%, 10/1/10, dated 9/30/10, with a repurchase price of $345,002 (Collateralized by $352,000 Federal Home Loan Mortgage Corp., 1.25%, 9/30/13, market value $352,440)	345,000	345,000
UMB, 0.12%, 10/1/10, dated 9/30/10, with a repurchase price of $344,001 (Collateralized by $348,300 of various U.S. Government Agency Obligations, 0.88%–1.50%, 10/31/10-4/30/11, market value $350,899)	344,000	344,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,724,000)		1,724,000

TOTAL INVESTMENT SECURITIES
(Cost $1,724,000)—100.1%		1,724,000
Net other assets (liabilities)—(0.1)%		(2,220)

NET ASSETS—100.0%		$1,721,780

See accompanying notes to the Schedules of Portfolio Investments.

At September 30, 2010, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value in	Fair	Appreciation
Currency	Date	Currency	U.S. Dollars	Value	(Depreciation)

Long:
British Pound Sterling vs. U.S. Dollar	10/8/10	57,764	$89,336	$90,725	$1,389
Canadian Dollar vs. U.S. Dollar	10/8/10	59,818	57,710	58,145	435
Euro vs. U.S. Dollar	10/8/10	329,815	420,762	449,545	28,783
Japanese Yen vs. U.S. Dollar	10/8/10	8,866,090	105,627	106,239	612
Swedish Krona vs. U.S. Dollar	10/8/10	186,868	25,766	27,736	1,970
Swiss Franc vs. U.S. Dollar	10/8/10	28,005	27,675	28,509	834

Total Long Contracts			$726,876	$760,899	$34,023

At September 30, 2010, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value in	Fair	Appreciation
Currency	Date	Currency	U.S. Dollars	Value	(Depreciation)

Short:
British Pound Sterling vs. U.S. Dollar	10/8/10	39,411	$62,024	$61,899	$125
Canadian Dollar vs. U.S. Dollar	10/8/10	47,454	46,033	46,126	(93)
Euro vs. U.S. Dollar	10/8/10	229,652	308,934	313,020	(4,086)
Japanese Yen vs. U.S. Dollar	10/8/10	5,526,093	65,727	66,217	(490)
Swedish Krona vs. U.S. Dollar	10/8/10	149,174	21,852	22,141	(289)
Swiss Franc vs. U.S. Dollar	10/8/10	18,077	18,364	18,403	(39)

Total Short Contracts			$522,934	$527,806	$(4,872)

Long:
British Pound Sterling vs. U.S. Dollar	10/8/10	112,106	$175,137	$176,075	$938
Canadian Dollar vs. U.S. Dollar	10/8/10	148,846	143,862	144,682	820
Euro vs. U.S. Dollar	10/8/10	627,545	826,948	855,357	28,409
Japanese Yen vs. U.S. Dollar	10/8/10	16,205,626	192,785	194,186	1,401
Swedish Krona vs. U.S. Dollar	10/8/10	449,677	64,184	66,744	2,560
Swiss Franc vs. U.S. Dollar	10/8/10	50,951	51,251	51,868	617

Total Long Contracts			$1,454,167	$1,488,912	$34,745

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Money Market	September 30, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (100.2%)
Bank of America, 0.12%, 10/1/10, dated 9/30/10, with a repurchase price of $46,162,154 (Collateralized by $42,804,800 Federal Home Loan Mortgage Corp., 3.50%, 5/15/20, market value $47,085,280)	$46,162,000	$46,162,000
Deutsche Bank, 0.19%, 10/1/10, dated 9/30/10, with a repurchase price of $46,162,244 (Collateralized by $47,043,000 U.S. Treasury Notes, 0.58%, 2/3/12, market value $47,085,962)	46,162,000	46,162,000
HSBC, 0.20%, 10/1/10, dated 9/30/10, with a repurchase price of $46,162,256 (Collateralized by $46,983,000 Federal National Mortgage Association, 1.00%, 2/19/13, market value $47,085,318)	46,162,000	46,162,000
UBS, 0.18%, 10/1/10, dated 9/30/10, with a repurchase price of $46,162,231 (Collateralized by $47,027,000 Federal Home Loan Mortgage Corp., 1.25%, 9/30/13, market value $47,085,784)	46,162,000	46,162,000
UMB, 0.12%, 10/1/10, dated 9/30/10, with a repurchase price of $46,159,154 (Collateralized by $46,902,800 Federal National Mortgage Association, 0.88%, 1/31/11, market value $47,082,273)	46,159,000	46,159,000

TOTAL REPURCHASE AGREEMENTS (Cost $230,807,000)		230,807,000

TOTAL INVESTMENT SECURITIES (Cost $230,807,000)—100.2%		230,807,000
Net other assets (liabilities)—(0.2)%		(26,377,651)

NET ASSETS—100.0%		$204,429,349

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP

Notes to Schedules of Portfolio Investments
September 30, 2010 (unaudited)

1.     Organization
ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying schedules of portfolio investments relate to the portfolios of the Trust included in this form (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Money Market, are referred to as the “non-money market ProFunds VP”. Each non-money market ProFund VP is classified as “non-diversified” under the 1940 Act. Each ProFund VP has one class of shares outstanding.

2.     Significant Accounting Policies
The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its schedule of portfolio investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation
The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Repurchase Agreements
A ProFund VP will enter into repurchase agreements only with financial institutions that meet the credit quality standards and monitoring policies established by ProFund Advisors LLC (the “Advisor”). Repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the ProFunds and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund VP holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts
The non-money market ProFunds VP, other than ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Short Sales
The non-money market ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. To borrow the security, a ProFund VP also may be required to pay a premium, which would increase the cost of the security sold. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. The Profunds VP will segregate cash or liquid instruments with the custodian or designate collateral for such securities sold short.

PROFUNDS VP

Notes to Schedules of Portfolio Investments
September 30, 2010 (unaudited)

Short sales involve elements of market risk and exposure to loss. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of September 30, 2010, there were no short sale transactions.

When-Issued Securities
Each ProFund VP may purchase securities on a when-issued basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund VP’s records. As of September 30, 2010, the ProFunds VP did not hold any when-issued securities.

Foreign Currency Transactions
Each non-money market ProFund VP, other than ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity, may invest directly in foreign currencies or hold financial instruments that provide exposure to foreign currencies or may invest in securities that trade in, or receive revenues in, foreign currencies. The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Derivative Instruments
In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the inverse, multiple, or multiple inverse performance of its daily benchmark, as appropriate, based upon each ProFund VP’s investment objective. Options held as of September 30, 2010, were used as a hedge to limit each ProFund VP’s market exposure. All other derivative instruments held as of September 30, 2010, gained exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options
The non-money market ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options thereon. The non-money market ProFunds VP use futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contact, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. The non-money market ProFunds VP generally choose to engage in closing or offsetting transactions before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

PROFUNDS VP

Notes to Schedules of Portfolio Investments
September 30, 2010 (unaudited)

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated as cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts, interest rate risk related to bond futures contracts and foreign currency risk related to the foreign currency denominated futures contracts) and exposure to loss in excess of the amounts of variation margin. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds VP since futures contracts are exchange-traded and the exchange’s clearinghouse, as a counterparty to all exchange-traded future contracts, guarantees the futures contracts against default.

Options
The non-money market ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index option transactions are in cash. All option contracts held as of September 30, 2010 are exchange traded.

The ProFund VP Falling U.S. Dollar may buy or sell put and call options on foreign currencies, either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. As of September 30, 2010, the ProFund VP Falling U.S. Dollar did not hold any foreign currency options.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

PROFUNDS VP

Notes to Schedules of Portfolio Investments
September 30, 2010 (unaudited)

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index or foreign currencies selected, as applicable, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Forward Currency Contracts
The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In addition to the foreign currency risk related to the use of these contracts, the ProFund VP could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

The ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Schedule of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with the respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. A ProFund VP will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor.

Swap Agreements
The non-money market ProFunds VP may enter into swap agreements, primarily equity index or bond swap agreements based on the applicable benchmark of each ProFund VP. The non-money market ProFunds VP use swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

PROFUNDS VP

Notes to Schedules of Portfolio Investments
September 30, 2010 (unaudited)

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund VP’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and, in the case that a ProFund VP has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated tri-party account by the ProFund VP’s custodian. When a ProFund VP is a return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund VP is a payer of the return, the ProFund VP pays the return of the index or specified assets plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap agreement. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements”.

The Trust, on behalf of a ProFund VP, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund VP to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the unrealized gain/loss. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedules of Portfolio Investments, reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the counterparty risk, i.e. the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of period end is disclosed in the swap tables included in the Schedules of Portfolio Investments. A ProFund VP will enter into swap agreements only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at September 30, 2010 contractually terminate within one month, but may be terminated without penalty by either party daily. Upon termination, the ProFund VP is entitled to pay or receive the “unrealized gain or loss” amount.

The ProFund VP, as applicable, collateralizes swap agreements by segregating or designating cash and certain securities. Certain collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

Investment Transactions
Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

PROFUNDS VP

Notes to Schedules of Portfolio Investments
September 30, 2010 (unaudited)

3.     Investment Valuation Summary
The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

• Level 1—quoted prices in active markets for identical assets
• Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3—significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments, except that fixed-income securities of sufficient credit quality and maturing in sixty days or less may be valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Derivatives (e.g., futures contracts, options, swap agreements and forward currency contracts) are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

PROFUNDS VP

Notes to Schedules of Portfolio Investments
September 30, 2010 (unaudited)

For the quarter ended September 30, 2010, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of September 30, 2010, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Bull
Common Stocks	$66,831,223	$-	$-	$-	$66,831,223	$-
Repurchase Agreements	-	-	18,447,000	-	18,447,000	-
Futures Contracts	-	363,635	-	-	-	363,635
Swap Agreements	-	-	-	18,462	-	18,462
Total	$66,831,223	$363,635	$18,447,000	$18,462	$85,278,223	$382,097

ProFund VP Mid-Cap
Repurchase Agreements	$-	$-	$9,184,000	$-	$9,184,000	$-
Futures Contracts	-	12,785	-	-	-	12,785
Swap Agreements	-	-	-	89,180	-	89,180
Total	$-	$12,785	$9,184,000	$89,180	$9,184,000	$101,965

ProFund VP Small-Cap
Common Stocks	$763,762	$-	$-	$-	$763,762	$-
Repurchase Agreements	-	-	3,579,000	-	3,579,000	-
Futures Contracts	-	4,128	-	-	-	4,128
Swap Agreements	-	-	-	42,989	-	42,989
Total	$763,762	$4,128	$3,579,000	$42,989	$4,342,762	$47,117

ProFund VP Dow 30
Repurchase Agreements	$-	$-	$79,000	$-	$79,000	$-
Swap Agreements	-	-	-	(160)	-	(160)
Total	$-	$-	$79,000	$(160)	$79,000	$(160)

ProFund VP NASDAQ-100
Common Stocks	$17,966,180	$-	$-	$-	$17,966,180	$-
Repurchase Agreements	-	-	21,607,000	-	21,607,000	-
Futures Contracts	-	487,781	-	-	-	487,781
Swap Agreements	-	-	-	(83,709)	-	(83,709)
Total	$17,966,180	$487,781	$21,607,000	$(83,709)	$39,573,180	$404,072

ProFund VP Large-Cap Value
Common Stocks	$36,553,598	$-	$-	$-	$36,553,598	$-
Total	$36,553,598	$-	$-	$-	$36,553,598	$-

ProFund VP Large-Cap Growth
Common Stocks	$34,135,739	$-	$-	$-	$34,135,739	$-
Repurchase Agreements	-	-	137,000	-	137,000	-
Total	$34,135,739	$-	$137,000	$-	$34,272,739	$-

ProFund VP Mid-Cap Value
Common Stocks	$27,888,244	$-	$-	$-	$27,888,244	$-
Repurchase Agreements	-	-	74,000	-	74,000	-
Total	$27,888,244	$-	$74,000	$-	$27,962,244	$-

ProFund VP Mid-Cap Growth
Common Stocks	$54,863,728	$-	$-	$-	$54,863,728	$-
Total	$54,863,728	$-	$-	$-	$54,863,728	$-

ProFund VP Small-Cap Value
Common Stocks	$29,072,842	$-	$-	$-	$29,072,842	$-
Repurchase Agreements	-	-	43,000	-	43,000	-
Total	$29,072,842	$-	$43,000	$-	$29,115,842	$-

ProFund VP Small-Cap Growth
Common Stocks	$28,387,366	$-	$-	$-	$28,387,366	$-
Total	$28,387,366	$-	$-	$-	$28,387,366	$-

ProFund VP Asia 30
Common Stocks	$84,793,821	$-	$-	$-	$84,793,821	$-
Total	$84,793,821	$-	$-	$-	$84,793,821	$-

ProFund VP Europe 30
Common Stocks	$46,859,755	$-	$-	$-	$46,859,755	$-
Repurchase Agreements	-	-	427,000	-	427,000	-
Futures Contracts	-	10,328	-	-	-	10,328
Total	$46,859,755	$10,328	$427,000	$-	$47,286,755	$10,328

ProFund VP International
Repurchase Agreements	$-	$-	$10,160,000	$-	$10,160,000	$-
Futures Contracts	-	16,898	-	-	-	16,898
Swap Agreements	-	-	-	(40,537)	-	(40,537)
Total	$-	$16,898	$10,160,000	$(40,537)	$10,160,000	$(23,639)

PROFUNDS VP

Notes to Schedules of Portfolio Investments
September 30, 2010 (unaudited)

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Emerging Markets
Common Stocks	$20,847,954	$-	$-	$-	$20,847,954	$-
Preferred Stocks	2,634,482	-	-	-	2,634,482	-
Repurchase Agreements	-	-	6,642,000	-	6,642,000	-
Swap Agreements	-	-	-	153,644	-	153,644
Total	$23,482,436	$-	$6,642,000	$153,644	$30,124,436	$153,644

ProFund VP Japan
U.S. Government Agency Obligations	$-	$-	$1,335,000	$-	$1,335,000	$-
Repurchase Agreements	-	-	7,979,000	-	7,979,000	-
Futures Contracts	-	371,812	-	-	-	371,812
Total	$-	$371,812	$9,314,000	$-	$9,314,000	$371,812

ProFund VP UltraBull
Common Stocks	$20,935,089	$-	$-	$-	$20,935,089	$-
Repurchase Agreements	-	-	9,146,000	-	9,146,000	-
Futures Contracts	-	84,064	-	-	-	84,064
Swap Agreements	-	-	-	(9,796)	-	(9,796)
Total	$20,935,089	$84,064	$9,146,000	$(9,796)	$30,081,089	$74,268

ProFund VP UltraMid-Cap
Common Stocks	$17,086,226	$-	$-	$-	$17,086,226	$-
Repurchase Agreements	-	-	5,734,000	-	5,734,000	-
Futures Contracts	-	364,438	-	-	-	364,438
Swap Agreements	-	-	-	196,154	-	196,154
Total	$17,086,226	$364,438	$5,734,000	$196,154	$22,820,226	$560,592

ProFund VP UltraSmall-Cap
Common Stocks	$2,596,694	$-	$-	$-	$2,596,694	$-
Repurchase Agreements	-	-	13,906,000	-	13,906,000	-
Futures Contracts	-	152,727	-	-	-	152,727
Swap Agreements	-	-	-	374,040	-	374,040
Total	$2,596,694	$152,727	$13,906,000	$374,040	$16,502,694	$526,767

ProFund VP UltraNASDAQ-100
Common Stocks	$13,923,790	$-	$-	$-	$13,923,790	$-
Repurchase Agreements	-	-	10,444,000	-	10,444,000	-
Futures Contracts	-	408,375	-	-	-	408,375
Swap Agreements	-	-	-	(184,146)	-	(184,146)
Total	$13,923,790	$408,375	$10,444,000	$(184,146)	$24,367,790	$224,229

ProFund VP Bear
U.S. Government Agency Obligations	$-	$-	$7,697,000	$-	$7,697,000	$-
Repurchase Agreements	-	-	37,812,000	-	37,812,000	-
Futures Contracts	-	(120,113)	-	-	-	(120,113)
Swap Agreements	-	-	-	19,493	-	19,493
Total	$-	$(120,113)	$45,509,000	$19,493	$45,509,000	$(100,620)

ProFund VP Short Mid-Cap
Repurchase Agreements	$-	$-	$5,954,000	$-	$5,954,000	$-
Futures Contracts	-	(2,319)	-	-	-	(2,319)
Swap Agreements	-	-	-	(57,297)	-	(57,297)
Total	$-	$(2,319)	$5,954,000	$(57,297)	$5,954,000	$(59,616)

ProFund VP Short Small-Cap
Repurchase Agreements	$-	$-	$12,421,000	$-	$12,421,000	$-
Futures Contracts	-	(103,306)	-	-	-	(103,306)
Swap Agreements	-	-	-	(141,092)	-	(141,092)
Total	$-	$(103,306)	$12,421,000	$(141,092)	$12,421,000	$(244,398)

ProFund VP Short Dow 30
Repurchase Agreements	$-	$-	$73,000	$-	$73,000	$-
Swap Agreements	-	-	-	144	-	144
Total	$-	$-	$73,000	$144	$73,000	$144

ProFund VP Short NASDAQ-100
U.S. Government Agency Obligations	$-	$-	$3,655,000	$-	$3,655,000	$-
Repurchase Agreements	-	-	15,228,000	-	15,228,000	-
Futures Contracts	-	(115,936)	-	-	-	(115,936)
Swap Agreements	-	-	-	112,272	-	112,272
Total	$-	$(115,936)	$18,883,000	$112,272	$18,883,000	$(3,664)

PROFUNDS VP

Notes to Schedules of Portfolio Investments
September 30, 2010 (unaudited)

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Short International
Repurchase Agreements	$-	$-	$1,782,000	$-	$1,782,000	$-
Futures Contracts	-	(18,272)	-	-	-	(18,272)
Swap Agreements	-	-	-	4,078	-	4,078
Total	$-	$(18,272)	$1,782,000	$4,078	$1,782,000	$(14,194)

ProFund VP Short Emerging Markets
Repurchase Agreements	$-	$-	$3,003,000	$-	$3,003,000	$-
Swap Agreements	-	-	-	(65,577)	-	(65,577)
Total	$-	$-	$3,003,000	$(65,577)	$3,003,000	$(65,577)

ProFund VP UltraShort Dow 30
Repurchase Agreements	$-	$-	$605,000	$-	$605,000	$-
Futures Contracts	-	(2,437)	-	-	-	(2,437)
Swap Agreements	-	-	-	2,068	-	2,068
Total	$-	$(2,437)	$605,000	$2,068	$605,000	$(369)

ProFund VP UltraShort NASDAQ-100
Repurchase Agreements	$-	$-	$1,695,000	$-	$1,695,000	$-
Futures Contracts	-	(678)	-	-	-	(678)
Swap Agreements	-	-	-	20,946	-	20,946
Total	$-	$(678)	$1,695,000	$20,946	$1,695,000	$20,268

ProFund VP Banks
Common Stocks	$5,317,289	$-	$-	$-	$5,317,289	$-
Swap Agreements	-	-	-	(240)	-	(240)
Total	$5,317,289	$-	$-	$(240)	$5,317,289	$(240)

ProFund VP Basic Materials
Common Stocks	$44,022,683	$-	$-	$-	$44,022,683	$-
Repurchase Agreements	-	-	136,000	-	136,000	-
Total	$44,022,683	$-	$136,000	$-	$44,158,683	$-

ProFund VP Biotechnology
Common Stocks	$6,861,721	$-	$-	$-	$6,861,721	$-
Repurchase Agreements	-	-	2,000	-	2,000	-
Swap Agreements	-	-	-	(210)	-	(210)
Total	$6,861,721	$-	$2,000	$(210)	$6,863,721	$(210)

ProFund VP Consumer Goods
Common Stocks	$16,601,807	$-	$-	$-	$16,601,807	$-
Repurchase Agreements	-	-	112,000	-	112,000	-
Total	$16,601,807	$-	$112,000	$-	$16,713,807	$-

ProFund VP Consumer Services
Common Stocks	$10,665,415	$-	$-	$-	$10,665,415	$-
Repurchase Agreements	-	-	54,000	-	54,000	-
Total	$10,665,415	$-	$54,000	$-	$10,719,415	$-

ProFund VP Financials
Common Stocks	$25,351,254	$-	$-	$-	$25,351,254	$-
Total	$25,351,254	$-	$-	$-	$25,351,254	$-

ProFund VP Health Care
Common Stocks	$23,076,008	$-	$-	$-	$23,076,008	$-
Total	$23,076,008	$-	$-	$-	$23,076,008	$-

ProFund VP Industrials
Common Stocks	$11,897,106	$-	$-	$-	$11,897,106	$-
Repurchase Agreements	-	-	70,000	-	70,000	-
Total	$11,897,106	$-	$70,000	$-	$11,967,106	$-

ProFund VP Internet
Common Stocks	$11,065,536	$-	$-	$-	$11,065,536	$-
Total	$11,065,536	$-	$-	$-	$11,065,536	$-

ProFund VP Oil & Gas
Common Stocks	$62,459,556	$-	$-	$-	$62,459,556	$-
Repurchase Agreements	-	-	559,000	-	559,000	-
Total	$62,459,556	$-	$559,000	$-	$63,018,556	$-

ProFund VP Pharmaceuticals
Common Stocks	$7,441,629	$-	$-	$-	$7,441,629	$-
Repurchase Agreements	-	-	36,000	-	36,000	-
Swap Agreements	-	-	-	(720)	-	(720)
Total	$7,441,629	$-	$36,000	$(720)	$7,477,629	$(720)

PROFUNDS VP

Notes to Schedules of Portfolio Investments
September 30, 2010 (unaudited)

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Precious Metals
U.S. Government Agency Obligations	$-	$-	$22,205,000	$-	$22,205,000	$-
Repurchase Agreements	-	-	126,474,000	-	126,474,000	-
Swap Agreements	-	-	-	159,397	-	159,397
Total	$-	$-	$148,679,000	$159,397	$148,679,000	$159,397

ProFund VP Real Estate
Common Stocks	$23,772,973	$-	$-	$-	$23,772,973	$-
Repurchase Agreements	-	-	23,000	-	23,000	-
Total	$23,772,973	$-	$23,000	$-	$23,795,973	$-

ProFund VP Semiconductor
Common Stocks	$1,762,185	$-	$-	$-	$1,762,185	$-
Repurchase Agreements	-	-	7,000	-	7,000	-
Swap Agreements	-	-	-	(60)	-	(60)
Total	$1,762,185	$-	$7,000	$(60)	$1,769,185	$(60)

ProFund VP Technology
Common Stocks	$12,894,077	$-	$-	$-	$12,894,077	$-
Total	$12,894,077	$-	$-	$-	$12,894,077	$-

ProFund VP Telecommunications
Common Stocks	$15,096,411	$-	$-	$-	$15,096,411	$-
Swap Agreements	-	-	-	(1,260)	-	(1,260)
Total	$15,096,411	$-	$-	$(1,260)	$15,096,411	$(1,260)

ProFund VP Utilities
Common Stocks	$37,310,858	$-	$-	$-	$37,310,858	$-
Repurchase Agreements	-	-	132,000	-	132,000	-
Total	$37,310,858	$-	$132,000	$-	$37,442,858	$-

ProFund VP U.S. Government Plus
U.S. Government Agency Obligations	$-	$-	$7,429,000	$-	$7,429,000	$-
U.S. Treasury Obligations	-	-	28,432,422	-	28,432,422	-
Repurchase Agreements	-	-	36,894,000	-	36,894,000	-
Futures Contracts	-	142,445	-	-	-	142,445
Swap Agreements	-	-	-	(120,520)	-	(120,520)
Total	$-	$142,445	$72,755,422	$(120,520)	$72,755,422	$21,925

ProFund VP Rising Rates Opportunity
U.S. Government Agency Obligations	$-	$-	$7,679,000	$-	$7,679,000	$-
Repurchase Agreements	-	-	36,038,000	-	36,038,000	-
Options Purchased	-	-	696	-	696	-
Futures Contracts	-	(15,898)	-	-	-	(15,898)
Swap Agreements	-	-	-	(77,297)	-	(77,297)
Total	$-	$(15,898)	$43,717,696	$(77,297)	$43,717,696	$(93,195)

ProFund VP Falling U.S. Dollar
Repurchase Agreements	$-	$-	$1,724,000	$-	$1,724,000	$-
Forward Currency Contracts	-	-	-	63,896	-	63,896
Total	$-	$-	$1,724,000	$63,896	$1,724,000	$63,896

ProFund VP Money Market
Repurchase Agreements	$-	$-	$230,807,000	$-	$230,807,000	$-
Total	$-	$-	$230,807,000	$-	$230,807,000	$-

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

PROFUNDS VP

Notes to Schedules of Portfolio Investments
September 30, 2010 (unaudited)

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of September 30, 2010.

4.     Investment Risks

Concentration Risk
Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark index. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk
A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs and risks associated with the use of leveraged investment techniques, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index or securities underlying its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding periodic index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFunds’ VP ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP’s daily investment objective.

Certain ProFunds VP are “leveraged” funds in the sense that they have investment objectives to match a multiple, the inverse or a multiple of the inverse of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds’ VP having a single day investment objective in combination with the use of leverage, which is that for periods greater than one day, the effect of compounding may cause the performance of a ProFund VP to vary from the index or security performance (or the inverse of the index or security performance) times the stated multiple in the fund objective, as applicable, before accounting for fees and fund expenses. As a result of compounding, leveraged ProFunds VP are unlikely to provide a simple multiple (e.g., -1x, 2x, or -2x) of an index’s return over periods longer than one day.

PROFUNDS VP

Notes to Schedules of Portfolio Investments
September 30, 2010 (unaudited)

Counterparty Risk
The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. The ProFunds VP structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization.

Leverage Risk
Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFunds’ VP exposure to the markets exceed the net assets of the ProFund VP, all of the non-money market ProFunds VP may use leveraged investment techniques to achieve their investment objectives.

Liquidity Risk
In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

Please refer to the Prospectus and the Statement of Additional Information, which is unaudited, for additional description of the risks associated with the ProFunds VP, including graphs which illustrate the impact of leverage and index volatility on the ProFunds’ VP performance.

5.     Federal Income Tax Information
At September 30, 2010, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Bull	$81,661,843	$15,307,258	$(11,690,878)	$3,616,380
ProFund VP Mid-Cap	9,184,000	-	-	-
ProFund VP Small-Cap	4,287,698	127,048	(71,984)	55,064
ProFund VP Dow 30	79,000	-	-	-
ProFund VP NASDAQ-100	31,626,177	11,784,247	(3,837,244)	7,947,003
ProFund VP Large-Cap Value	41,636,053	7,171,065	(12,253,520)	(5,082,455)
ProFund VP Large-Cap Growth	30,400,314	9,006,182	(5,133,757)	3,872,425
ProFund VP Mid-Cap Value	27,535,566	6,909,232	(6,482,554)	426,678
ProFund VP Mid-Cap Growth	51,247,211	10,594,231	(6,977,714)	3,616,517
ProFund VP Small-Cap Value	31,356,502	6,717,526	(8,958,186)	(2,240,660)
ProFund VP Small-Cap Growth	28,041,738	7,674,111	(7,328,483)	345,628
ProFund VP Asia 30	55,371,177	43,215,793	(13,793,149)	29,422,644
ProFund VP Europe 30	46,719,902	10,629,953	(10,063,100)	566,853
ProFund VP International	10,160,000	-	-	-
ProFund VP Emerging Markets	28,640,099	2,223,374	(742,037)	1,481,337
ProFund VP Japan	9,314,000	-	-	-
ProFund VP UltraBull	29,212,555	1,300,859	(432,325)	868,534
ProFund VP UltraMid-Cap	20,105,000	5,159,622	(2,444,396)	2,715,226
ProFund VP UltraSmall-Cap	15,940,403	700,312	(138,021)	562,291
ProFund VP UltraNASDAQ-100	20,417,597	6,949,171	(2,998,978)	3,950,193
ProFund VP Bear	45,509,000	-	-	-
ProFund VP Short Mid-Cap	5,954,000	-	-	-
ProFund VP Short Small-Cap	12,421,000	-	-	-
ProFund VP Short Dow 30	73,000	-	-	-
ProFund VP Short NASDAQ-100	18,883,000	-	-	-
ProFund VP Short International	1,782,000	-	-	-
ProFund VP Short Emerging Markets	3,003,000	-	-	-
ProFund VP UltraShort Dow 30	605,000	-	-	-
ProFund VP UltraShort NASDAQ-100	1,695,000	-	-	-
ProFund VP Banks	10,981,296	2,105,290	(7,769,297)	(5,664,007)
ProFund VP Basic Materials	41,077,942	19,560,802	(16,480,061)	3,080,741
ProFund VP Biotechnology	5,113,391	3,344,397	(1,594,067)	1,750,330
ProFund VP Consumer Goods	14,931,107	3,944,040	(2,161,340)	1,782,700
ProFund VP Consumer Services	9,576,170	2,174,399	(1,031,154)	1,143,245
ProFund VP Financials	29,755,054	10,017,057	(14,420,857)	(4,403,800)
ProFund VP Healthcare	20,207,993	7,656,785	(4,788,770)	2,868,015
ProFund VP Industrials	10,386,036	3,823,397	(2,242,327)	1,581,070
ProFund VP Internet	8,090,654	3,770,361	(795,479)	2,974,882
ProFund VP Oil & Gas	40,401,386	31,646,291	(9,029,121)	22,617,170
ProFund VP Pharmaceuticals	7,526,325	1,437,422	(1,486,118)	(48,696)
ProFund VP Precious Metals	148,679,000	-	-	-
ProFund VP Real Estate	19,661,792	9,519,424	(5,385,243)	4,134,181
ProFund VP Semiconductor	1,495,326	829,485	(555,626)	273,859
ProFund VP Technology	9,009,458	7,154,878	(3,270,259)	3,884,619
ProFund VP Telecommunications	14,545,593	2,847,413	(2,296,595)	550,818
ProFund VP Utilities	31,178,809	11,520,123	(5,256,074)	6,264,049
ProFund VP U.S. Government Plus	71,771,623	1,035,318	(51,519)	983,799
ProFund VP Rising Rates Opportunity	43,719,662	-	(1,966)	(1,966)
ProFund VP Falling U.S. Dollar	1,724,000	-	-	-
ProFund VP Money Market	230,807,000	-	-	-

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    ProFunds

By (Signature and Title)* /s/ Christopher E. Sabato
  Christopher E. Sabato, Treasurer and Principal Financial Officer

Date              November 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Louis M. Mayberg
  Louis M. Mayberg, President and Principal Executive Officer

Date              November 1, 2010

By (Signature and Title)* /s/ Christopher E. Sabato
  Christopher E. Sabato, Treasurer and Principal Financial Officer

Date              November 1, 2010

* Print the name and title of each signing officer under his or her signature.